UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Series Global ex U.S. Index

Fund

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Life of fund A
Fidelity® Series Global ex U.S. Index Fund	19.97%	6.89%

A From September 29, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Global ex U.S. Index Fund on September 29, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® ACWI® (All Country World Index) ex USA Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid investor preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, central banks worldwide, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, combined with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone brightly, with most markets in the region - large and small - registering solid, index-beating gains. Another bright spot was Japan, which, despite a struggling yen and taking a second-half breather, posted a 34% result for the full year. The U.S. - by far the index's biggest constituent - also outperformed the global market with a roughly 28% advance. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as evidenced by performance in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%).

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Series Global ex U.S. Index Fund: For the year, the fund gained 19.97%, in line with the benchmark MSCI® ACWI® (All Country World Index) ex USA Index, which added 20.42%. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Japan and Europe ex U.K. were two notably strong performing markets during the period. The top individual contributor was Japanese automaker Toyota Motor, which benefited from the country's aggressive monetary policy. Japanese telecommunication services company SoftBank also added value, as did U.K.-based mobile communications provider Vodafone Group and Swiss pharmaceuticals company Roche Holding. In contrast, many mining companies were hurt by the steep drop in the price of gold, including Canada's Barrick Gold and Goldcorp, as well as Australia's Newcrest Mining.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Actual	.20%	$ 1,000.00	$ 1,065.60	$ 1.04
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2013
Japan 14.1%
United Kingdom 13.7%
Canada 7.1%
France 6.3%
Switzerland 6.1%
Germany 6.0%
Australia 5.5%
Korea (South) 3.2%
Hong Kong 2.5%
Other* 35.5%

* Includes Short-Term investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2013
Japan 15.6%
United Kingdom 14.5%
Canada 7.2%
Australia 6.4%
Switzerland 6.3%
France 6.3%
Germany 5.8%
Korea (South) 3.2%
Hong Kong 2.9%
Other* 31.8%

* Includes Short-Term investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.8	100.1
Bonds	0.0*	0.0*
Short-Term Investments and Net Other Assets (Liabilities)	0.2	(0.1)
* Amount represents less than 0.1%
Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.2	1.4
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.1	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0	1.0
Toyota Motor Corp. (Japan, Automobiles)	0.9	1.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.9	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.9	1.0
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.8
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	0.8	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.7	0.6
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.7	0.8
	9.0
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	27.6
Industrials	10.3	10.5
Consumer Discretionary	9.7	9.8
Consumer Staples	9.4	11.2
Energy	9.4	9.4
Materials	7.8	9.0
Health Care	7.1	7.4
Information Technology	6.5	6.3
Telecommunication Services	5.5	5.5
Utilities	3.1	3.4

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
Australia - 5.5%
AGL Energy Ltd.	51,564	$ 762,227
ALS Ltd.	33,164	314,390
Alumina Ltd. (a)	225,543	219,289
Amcor Ltd.	106,164	1,087,695
AMP Ltd.	265,933	1,191,383
APA Group unit	72,028	412,548
Asciano Ltd.	85,646	471,119
ASX Ltd.	17,859	619,306
Australia & New Zealand Banking Group Ltd.	245,616	7,855,752
Bendigo & Adelaide Bank Ltd.	37,407	385,372
BHP Billiton Ltd.	288,697	10,206,420
Boral Ltd.	67,099	313,288
Brambles Ltd.	138,313	1,215,757
Caltex Australia Ltd.	11,755	205,873
CFS Retail Property Trust unit	189,836	371,407
Coca-Cola Amatil Ltd.	49,650	605,354
Cochlear Ltd.	4,978	277,122
Commonwealth Bank of Australia	144,203	10,369,207
Computershare Ltd.	41,697	423,263
Crown Ltd.	37,089	591,372
CSL Ltd.	44,045	2,893,225
DEXUS Property Group unit	443,391	454,692
Echo Entertainment Group Ltd.	69,163	173,229
Federation Centres unit	123,880	290,371
Flight Centre Ltd.	4,616	226,474
Fortescue Metals Group Ltd.	136,047	669,927
Goodman Group unit	153,945	736,236
Harvey Norman Holdings Ltd. (d)	41,906	129,120
Iluka Resources Ltd.	36,749	357,753
Incitec Pivot Ltd.	141,138	354,835
Insurance Australia Group Ltd.	183,862	1,073,943
Leighton Holdings Ltd. (d)	15,538	263,022
Lend Lease Group unit	47,775	514,762
Macquarie Group Ltd.	27,018	1,301,062
Metcash Ltd.	81,835	259,110
Mirvac Group unit	342,316	562,960
National Australia Bank Ltd.	209,635	6,996,201
Newcrest Mining Ltd.	70,155	682,962
Orica Ltd.	33,820	673,502
Origin Energy Ltd.	100,407	1,388,382
Qantas Airways Ltd. (a)	82,933	97,588
QBE Insurance Group Ltd.	105,854	1,480,709
Common Stocks - continued
	Shares	Value
Australia - continued
QR National Ltd.	186,166	$ 842,823
Ramsay Health Care Ltd.	11,596	425,246
Rio Tinto Ltd.	39,694	2,400,699
Santos Ltd.	87,957	1,261,121
SEEK Ltd.	28,013	343,930
Sonic Healthcare Ltd.	35,578	542,732
SP AusNet unit	162,751	192,280
Stockland Corp. Ltd. unit	211,272	800,732
Suncorp-Metway Ltd.	117,294	1,483,312
Sydney Airport unit	13,641	54,021
Tabcorp Holdings Ltd.	72,039	245,116
Tatts Group Ltd.	122,538	363,665
Telstra Corp. Ltd.	390,146	1,910,107
The GPT Group unit	161,254	562,390
Toll Holdings Ltd.	60,456	329,698
Transurban Group unit	125,998	845,518
Treasury Wine Estates Ltd.	57,689	256,266
Wesfarmers Ltd.	89,894	3,650,874
Westfield Group unit	188,454	1,927,229
Westfield Retail Trust unit	269,934	788,346
Westpac Banking Corp.	277,871	9,005,575
Whitehaven Coal Ltd.	48,037	73,552
Woodside Petroleum Ltd.	59,359	2,177,925
Woolworths Ltd.	111,605	3,681,373
WorleyParsons Ltd.	18,332	382,222
TOTAL AUSTRALIA		94,024,961
Austria - 0.2%
Andritz AG	6,425	395,787
Erste Group Bank AG	22,917	808,227
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG	87,075	381,279
OMV AG	13,799	658,462
Osterreichische Elektrizitatswirtschafts AG	6,646	156,063
Raiffeisen International Bank-Holding AG	4,921	180,868
Telekom Austria AG	21,696	178,720
Vienna Insurance Group AG	3,501	185,505
Voestalpine AG	9,776	461,714
TOTAL AUSTRIA		3,406,625
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	129,005	739,270
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.8%
Experian PLC	91,662	$ 1,866,530
Glencore Xstrata PLC	954,979	5,206,125
Petrofac Ltd.	22,358	524,468
Randgold Resources Ltd.	7,552	560,070
Shire PLC	49,652	2,201,591
Wolseley PLC	24,289	1,308,941
WPP PLC	117,701	2,500,564
TOTAL BAILIWICK OF JERSEY		14,168,289
Belgium - 0.8%
Ageas	20,285	863,303
Anheuser-Busch InBev SA NV	71,868	7,450,105
Belgacom SA	13,375	366,195
Colruyt NV	6,650	371,951
Delhaize Group SA	9,149	584,297
Groupe Bruxelles Lambert SA	7,606	679,210
KBC Groupe SA	20,405	1,112,351
Solvay SA Class A	5,433	850,528
Telenet Group Holding NV	4,448	244,289
UCB SA	10,111	664,720
Umicore SA	10,068	480,289
TOTAL BELGIUM		13,667,238
Bermuda - 0.4%
Brilliance China Automotive Holdings Ltd.	272,000	475,728
Cheung Kong Infrastructure Holdings Ltd.	55,000	382,723
China Gas Holdings Ltd.	236,000	263,000
China Resources Gas Group Ltd.	84,000	217,232
Cosco Pacific Ltd.	174,449	254,259
Credicorp Ltd.	6,254	854,296
First Pacific Co. Ltd.	198,078	225,338
GOME Electrical Appliances Holdings Ltd.	1,050,000	162,518
Haier Electronics Group Co. Ltd.	74,000	157,869
Kerry Properties Ltd.	62,500	270,863
Kunlun Energy Co. Ltd.	282,000	461,210
Li & Fung Ltd.	538,000	760,542
Nine Dragons Paper (Holdings) Ltd.	140,000	115,568
Noble Group Ltd.	385,363	319,533
NWS Holdings Ltd.	128,654	200,789
Orient Overseas International Ltd.	20,000	103,315
Seadrill Ltd.	34,103	1,578,246
Shangri-La Asia Ltd.	130,000	238,101
Common Stocks - continued
	Shares	Value
Bermuda - continued
Sihuan Pharmaceutical Holdings Group Ltd.	214,000	$ 159,541
Yue Yuen Industrial (Holdings) Ltd.	70,500	193,686
TOTAL BERMUDA		7,394,357
Brazil - 1.4%
All America Latina Logistica SA	41,900	150,004
Anhanguera Educacional Participacoes SA	34,700	207,562
Banco Bradesco SA	54,500	873,625
Banco Bradesco SA (PN) sponsored ADR	41,987	605,453
Banco do Brasil SA	43,400	576,355
Banco do Brasil SA sponsored ADR	5,600	74,536
Banco Santander SA (Brasil):
ADR	13,800	95,634
unit	68,200	467,311
BB Seguridade Participacoes SA	53,900	588,757
BM&F Bovespa SA	173,300	977,046
BR Malls Participacoes SA	35,700	345,813
BR Properties SA	17,900	151,817
Brasil Foods SA	49,700	1,166,958
Brasil Foods SA sponsored ADR	9,700	227,271
CCR SA	82,100	682,762
Centrais Eletricas Brasileiras SA (Electrobras)	16,800	53,245
Cetip SA - Mercados Organizado	16,638	184,487
Cia. Hering SA	11,000	159,829
Cielo SA	28,565	867,074
Cielo SA sponsored ADR	2,880	88,445
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	2,200	110,924
Companhia de Bebidas das Americas (AmBev)	13,900	517,791
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	13,300	494,760
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	21,300	225,722
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	8,400	89,124
Companhia de Saneamento de Minas Gerais	4,100	66,216
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	9,874	88,570
Companhia Siderurgica Nacional SA (CSN)	50,700	275,883
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	11,400	63,156
Cosan SA Industria e Comercio	11,300	226,585
CPFL Energia SA	22,600	193,092
Common Stocks - continued
	Shares	Value
Brazil - continued
Cyrela Brazil Realty SA	28,100	$ 210,104
Drogasil SA	18,300	133,807
Duratex SA	24,342	151,798
Ecorodovias Infraestrutura e Logistica SA	12,300	83,457
Embraer SA	39,300	286,829
Embraer SA sponsored ADR	3,625	106,539
Energias do Brasil SA	23,600	134,845
Estacio Participacoes SA	24,500	189,202
Fibria Celulose SA (a)	14,295	185,372
Fibria Celulose SA sponsored ADR (a)(d)	7,900	103,095
Gerdau SA sponsored ADR	17,150	136,000
Hypermarcas SA	28,600	249,589
Itau Unibanco Holding SA sponsored ADR	51,205	789,069
JBS SA	66,600	239,322
Kroton Educacional SA	17,500	258,571
Localiza Rent A Car SA	11,760	191,608
Lojas Americanas SA	11,500	71,869
Lojas Renner SA	11,000	331,444
M. Dias Branco SA	3,300	154,777
MPX Mineracao e Energia SA (a)	14,572	29,271
MRV Engenharia e Participacoes SA	30,400	131,224
Multiplan Empreendimentos Imobiliarios SA	6,500	152,591
Multiplus SA	3,700	45,833
Natura Cosmeticos SA	15,100	301,973
Obrascon Huarte Lain Brasil SA	8,000	71,065
Odontoprev SA	20,000	82,671
Petroleo Brasileiro SA - Petrobras:
(ON)	202,111	1,762,900
(PN) sponsored ADR (non-vtg.)	41,350	750,916
sponsored ADR	30,750	535,973
Porto Seguro SA	9,000	113,093
Qualicorp SA (a)	18,000	168,574
Souza Cruz SA	32,400	350,438
Sul America SA unit	9,142	66,927
Telefonica Brasil SA sponsored ADR	5,940	131,749
Terna Participacoes SA unit	7,600	73,788
TIM Participacoes SA	64,403	328,311
TIM Participacoes SA sponsored ADR	1,933	49,137
Totvs SA	10,800	183,102
Tractebel Energia SA	16,500	280,622
Ultrapar Participacoes SA	23,100	615,601
Ultrapar Participacoes SA sponsored ADR	5,800	154,454
Common Stocks - continued
	Shares	Value
Brazil - continued
Vale SA	93,500	$ 1,492,110
Vale SA:
(PN-A) sponsored ADR	32,200	471,408
sponsored ADR (d)	26,400	422,664
Weg SA	20,000	259,798
TOTAL BRAZIL		23,929,297
Canada - 6.7%
Agnico Eagle Mines Ltd. (Canada)	14,721	437,119
Agrium, Inc.	13,731	1,172,070
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	12,721	861,609
AltaGas Ltd.	10,289	380,910
ARC Resources Ltd. (d)	28,661	760,885
ATCO Ltd. Class I (non-vtg.)	6,881	319,351
Athabasca Oil Corp. (a)	28,753	179,250
Bank of Montreal (d)	57,595	4,011,460
Bank of Nova Scotia	106,534	6,476,948
Barrick Gold Corp.	90,810	1,766,294
Baytex Energy Corp. (d)	10,702	446,699
BCE, Inc. (d)	23,241	1,011,312
Bell Aliant, Inc.	6,465	163,756
BlackBerry Ltd. (a) (d)	45,194	357,485
Bombardier, Inc. Class B (sub. vtg.)	133,256	605,796
Bonavista Energy Corp.	18,572	214,282
Brookfield Asset Management, Inc. Class A	50,385	1,994,814
Brookfield Properties Corp.	24,151	451,217
CAE, Inc.	22,861	262,014
Cameco Corp.	36,599	694,667
Canadian Imperial Bank of Commerce (d)	35,792	3,044,886
Canadian National Railway Co.	37,933	4,167,482
Canadian Natural Resources Ltd.	98,285	3,119,216
Canadian Oil Sands Ltd.	43,189	841,702
Canadian Pacific Railway Ltd.	15,698	2,243,926
Canadian Tire Ltd. Class A (non-vtg.)	6,983	648,170
Canadian Utilities Ltd. Class A (non-vtg.)	10,006	367,650
Catamaran Corp. (a)	18,306	858,898
Cenovus Energy, Inc.	68,685	2,040,820
CGI Group, Inc. Class A (sub. vtg.) (a)	18,897	633,978
CI Financial Corp. (d)	13,593	452,122
Crescent Point Energy Corp. (d)	33,873	1,315,415
Dollarama, Inc.	6,419	551,739
Eldorado Gold Corp.	61,554	415,024
Common Stocks - continued
	Shares	Value
Canada - continued
Empire Co. Ltd. Class A (non-vtg.)	2,835	$ 208,767
Enbridge, Inc.	70,404	3,052,089
Encana Corp.	67,163	1,203,285
Enerplus Corp. (d)	18,086	312,058
Finning International, Inc.	14,595	336,512
First Capital Realty, Inc.	7,257	126,118
First Quantum Minerals Ltd.	49,986	948,279
Fortis, Inc.	20,080	624,557
Franco-Nevada Corp.	12,678	570,398
George Weston Ltd.	4,260	347,043
Gildan Activewear, Inc.	10,832	522,147
Goldcorp, Inc.	73,517	1,872,739
Great-West Lifeco, Inc. (d)	26,844	830,306
H&R REIT/H&R Finance Trust (d)	10,446	216,404
Husky Energy, Inc. (d)	30,938	879,492
IGM Financial, Inc.	8,731	420,703
Imperial Oil Ltd.	27,001	1,179,068
Industrial Alliance Insurance and Financial Services, Inc.	8,537	382,861
Intact Financial Corp.	11,950	745,321
Keyera Corp.	6,742	398,966
Kinross Gold Corp.	98,524	500,817
Loblaw Companies Ltd. (d)	9,919	453,687
Magna International, Inc. Class A (sub. vtg.)	21,226	1,797,792
Manulife Financial Corp.	164,919	2,921,454
MEG Energy Corp. (a)	12,267	392,605
Metro, Inc. Class A (sub. vtg.)	8,806	550,919
National Bank of Canada (d)	14,454	1,254,302
New Gold, Inc. (a)	43,115	253,070
Onex Corp. (sub. vtg.)	7,668	405,150
Open Text Corp.	5,113	375,733
Pacific Rubiales Energy Corp.	26,648	551,285
Pembina Pipeline Corp. (d)	27,112	889,562
Pengrowth Energy Corp. (d)	46,798	300,721
Penn West Petroleum Ltd.	45,212	504,741
Peyto Exploration & Development Corp. (d)	12,420	374,274
Potash Corp. of Saskatchewan, Inc.	77,944	2,422,084
Power Corp. of Canada (sub. vtg.) (d)	32,312	952,021
Power Financial Corp.	23,170	762,444
RioCan (REIT)	13,431	327,837
Rogers Communications, Inc. Class B (non-vtg.)	32,952	1,495,505
Royal Bank of Canada	128,989	8,662,360
Saputo, Inc.	11,187	553,529
Common Stocks - continued
	Shares	Value
Canada - continued
Shaw Communications, Inc. Class B (d)	33,991	$ 813,059
Shoppers Drug Mart Corp.	17,888	1,045,161
Silver Wheaton Corp.	32,797	744,235
SNC-Lavalin Group, Inc.	13,488	566,738
Sun Life Financial, Inc. (d)	54,705	1,842,651
Suncor Energy, Inc.	135,910	4,938,982
Talisman Energy, Inc.	90,717	1,131,080
Teck Resources Ltd. Class B (sub. vtg.)	50,564	1,353,029
TELUS Corp. (a)	20,832	727,667
The Toronto-Dominion Bank	82,456	7,563,508
Thomson Reuters Corp. (d)	33,021	1,240,841
Tim Hortons, Inc.	4,141	247,383
Tim Hortons, Inc. (Canada)	9,585	572,167
Tourmaline Oil Corp. (a)	14,076	545,814
TransAlta Corp. (d)	23,078	310,540
TransCanada Corp.	63,759	2,873,481
Turquoise Hill Resources Ltd. (a)	32,791	158,192
Valeant Pharmaceuticals International, Inc. (Canada) (a)	27,896	2,947,053
Vermilion Energy, Inc. (d)	8,242	453,027
Yamana Gold, Inc.	67,804	672,415
TOTAL CANADA		115,894,994
Cayman Islands - 1.0%
AAC Technology Holdings, Inc.	64,500	284,938
Agile Property Holdings Ltd.	146,000	176,074
Anta Sports Products Ltd.	88,000	126,217
ASM Pacific Technology Ltd.	21,400	206,327
Belle International Holdings Ltd.	403,000	568,660
Bosideng International Holdings Ltd.	226,000	52,179
Chailease Holding Co. Ltd.	59,400	144,086
Chaoda Modern Agriculture (Holdings) Ltd. (a)	58,000	6,670
China Mengniu Dairy Co. Ltd.	117,000	514,601
China Resources Cement Holdings Ltd.	147,035	98,428
China Resources Land Ltd.	184,000	532,800
China Shanshui Cement Group Ltd.	147,000	52,331
China State Construction International Holdings Ltd.	160,000	269,521
Country Garden Holdings Co. Ltd.	395,786	270,562
Daphne Interl Holdings Ltd.	70,000	36,476
ENN Energy Holdings Ltd.	66,000	391,165
Evergrande Real Estate Group Ltd.	578,000	243,784
GCL-Poly Energy Holdings Ltd. (a)	797,000	244,661
Geely Automobile Holdings Ltd.	410,000	206,772
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Golden Eagle Retail Group Ltd. (H Shares)	47,000	$ 70,564
Greentown China Holdings Ltd.	49,000	95,181
Hengan International Group Co. Ltd.	67,500	826,664
Intime Department Store Group Co. Ltd.	97,500	116,074
Kingboard Chemical Holdings Ltd.	54,600	143,666
Lee & Man Paper Manufacturing Ltd.	164,000	117,611
Longfor Properties Co. Ltd.	114,500	186,674
MGM China Holdings Ltd.	85,200	293,414
MStar Semiconductor, Inc.	23,908	246,512
Parkson Retail Group Ltd.	85,500	29,334
Sands China Ltd.	219,200	1,557,838
Shenzhou International Group Holdings Ltd.	50,000	172,191
Shimao Property Holdings Ltd.	120,500	303,387
Shui On Land Ltd.	333,170	116,027
Sino Biopharmaceutical Ltd.	276,000	194,727
SOHO China Ltd.	152,000	133,120
Tencent Holdings Ltd.	91,500	4,994,557
Tingyi (Cayman Islands) Holding Corp.	176,000	497,150
TPK Holding Co. Ltd.	19,496	136,773
Uni-President China Holdings Ltd.	75,000	74,971
Want Want China Holdings Ltd.	549,000	844,071
Wynn Macau Ltd.	134,800	517,258
Yingde Gases Group Co. Ltd.	101,000	103,697
Zhen Ding Technology Holding Ltd.	13,230	31,013
Zhongsheng Group Holdings Ltd. Class H	44,500	71,287
TOTAL CAYMAN ISLANDS		16,300,013
Chile - 0.3%
AES Gener SA	218,588	131,217
Aguas Andinas SA	232,179	157,279
Banco de Chile	1,536,616	234,220
Banco de Credito e Inversiones	3,070	179,495
Banco Santander Chile	6,922,594	425,424
CAP SA	6,724	139,652
Cencosud SA	101,718	414,994
Colbun SA	674,529	167,233
Compania Cervecerias Unidas SA	15,535	208,346
Compania de Petroleos de Chile SA (COPEC)	39,364	576,340
CorpBanca SA	12,491,805	140,464
E-CL SA	35,227	54,953
Empresa Nacional de Electricidad SA	288,791	440,304
Empresa Nacional de Telecomunicaciones SA (ENTEL)	11,328	174,326
Common Stocks - continued
	Shares	Value
Chile - continued
Empresas CMPC SA	101,972	$ 303,378
Enersis SA	1,702,465	571,610
LATAM Airlines Group SA	23,219	384,604
LATAM Airlines Group SA sponsored ADR	303	5,015
S.A.C.I. Falabella	64,990	646,792
Vina Concha y Toro SA	36,981	67,862
TOTAL CHILE		5,423,508
China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	1,902,000	915,060
Air China Ltd. (H Shares)	134,000	91,430
Aluminum Corp. of China Ltd. (H Shares) (a)	288,000	106,497
Anhui Conch Cement Co. Ltd. (H Shares)	110,000	383,787
AviChina Industry & Technology Co. Ltd. (H Shares)	144,000	68,350
Bank Communications Co. Ltd. (H Shares)	782,200	572,046
Bank of China Ltd. (H Shares)	6,787,024	3,177,724
BBMG Corp. (H Shares)	75,000	53,786
Beijing Capital International Airport Co. Ltd. (H Shares)	190,000	134,051
BYD Co. Ltd. (H Shares) (a)	48,000	237,740
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	95,040	87,648
China BlueChemical Ltd. (H Shares)	134,000	86,072
China CITIC Bank Corp. Ltd. (H Shares)	710,293	398,526
China Coal Energy Co. Ltd. (H Shares)	378,000	232,075
China Communications Construction Co. Ltd. (H Shares)	409,000	333,931
China Communications Services Corp. Ltd. (H Shares)	176,000	107,829
China Construction Bank Corp. (H Shares)	6,493,649	5,042,147
China Cosco Holdings Co. Ltd. (H Shares) (a)	200,000	94,931
China International Marine Containers (Group) Ltd. (H Shares)	75,200	140,642
China Life Insurance Co. Ltd. (H Shares)	664,000	1,752,814
China Longyuan Power Grid Corp. Ltd. (H Shares)	236,000	271,219
China Merchants Bank Co. Ltd. (H Shares)	417,191	828,678
China Minsheng Banking Corp. Ltd. (H Shares)	462,300	530,098
China National Building Materials Co. Ltd. (H Shares)	292,000	285,484
China Oilfield Services Ltd. (H Shares)	132,000	369,457
China Pacific Insurance Group Co. Ltd. (H Shares)	243,400	879,040
China Petroleum & Chemical Corp. (H Shares)	2,315,800	1,874,658
China Railway Construction Corp. Ltd. (H Shares)	170,500	186,928
China Railway Group Ltd. (H Shares)	344,000	194,340
China Shenhua Energy Co. Ltd. (H Shares)	311,500	948,201
China Shipping Container Lines Co. Ltd. (H Shares) (a)	346,000	85,686
China Southern Airlines Ltd. (H Shares)	230,000	84,845
Common Stocks - continued
	Shares	Value
China - continued
China Telecom Corp. Ltd. (H Shares)	1,256,000	$ 656,078
China Vanke Co. Ltd. (B Shares)	122,600	207,628
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	275,000	138,688
CITIC Securities Co. Ltd. (H Shares)	103,500	216,799
CSR Corp. Ltd. (H Shares)	197,000	164,145
Datang International Power Generation Co. Ltd. (H Shares)	276,000	126,377
Dongfeng Motor Group Co. Ltd. (H Shares)	226,000	319,484
Great Wall Motor Co. Ltd. (H Shares)	88,500	519,950
Guangzhou Automobile Group Co. Ltd. (H Shares)	205,376	243,707
Guangzhou R&F Properties Co. Ltd. (H Shares)	84,800	148,753
Haitong Securities Co. Ltd. (H Shares) (a)	114,800	174,132
Huaneng Power International, Inc. (H Shares)	290,000	302,705
Industrial & Commercial Bank of China Ltd. (H Shares)	6,631,008	4,644,186
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	99,200	194,432
Jiangsu Expressway Co. Ltd. (H Shares)	114,000	143,511
Jiangxi Copper Co. Ltd. (H Shares)	119,000	228,699
New China Life Insurance Co. Ltd. (H Shares) (a)	59,200	166,841
People's Insurance Co. of China Group (H Shares)	438,000	206,769
PetroChina Co. Ltd. (H Shares)	1,902,000	2,165,962
PICC Property & Casualty Co. Ltd. (H Shares)	270,020	413,754
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	167,500	1,318,957
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	148,000	138,971
Shanghai Electric Group Co. Ltd. (H Shares)	196,000	69,269
Shanghai Pharma Holding Co. Ltd. (H Shares)	67,600	139,333
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	258,000	68,219
Sinopharm Group Co. Ltd. (H Shares)	83,600	226,441
Tsingtao Brewery Co. Ltd. (H Shares)	32,000	262,092
Weichai Power Co. Ltd. (H Shares)	42,200	169,007
Wumart Stores, Inc. (H Shares)	39,000	65,092
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	26,600	84,744
Yanzhou Coal Mining Co. Ltd. (H Shares)	180,000	186,253
Zhaojin Mining Industry Co. Ltd. (H Shares)	69,000	55,891
Zhejiang Expressway Co. Ltd. (H Shares)	138,000	127,089
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	48,000	172,114
Zijin Mining Group Co. Ltd. (H Shares)	545,000	125,829
ZTE Corp. (H Shares) (a)	52,680	114,832
TOTAL CHINA		35,262,453
Colombia - 0.2%
Almacenes Exito SA	18,517	310,190
BanColombia SA	17,261	238,070
BanColombia SA sponsored ADR	500	28,065
Common Stocks - continued
	Shares	Value
Colombia - continued
Cementos Argos SA	35,542	$ 187,631
Cemex Latam Holdings SA	14,025	107,317
Corp. Financiera Colombiana SA	8,077	168,083
Corp. Financiera Colombiana SA (RFD) (a)	261	5,271
Ecopetrol SA	434,770	1,033,880
Grupo de Inversiones Suramerica SA	19,020	376,912
Interconexion Electrica SA ESP	31,092	153,788
Inversiones Argos SA	27,364	317,259
Isagen SA	73,787	117,757
TOTAL COLOMBIA		3,044,223
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	14,671	422,293
Komercni Banka A/S	1,452	360,488
Telefonica Czech Rep A/S	10,003	163,177
TOTAL CZECH REPUBLIC		945,958
Denmark - 0.7%
A.P. Moller - Maersk A/S:
Series A	49	442,791
Series B	119	1,151,386
Carlsberg A/S Series B	9,544	952,967
Coloplast A/S Series B	10,332	673,722
Danske Bank A/S (a)	59,582	1,391,593
DSV de Sammensluttede Vognmaend A/S	16,325	477,573
Novo Nordisk A/S:
Series B	34,644	5,770,050
Series B sponsored ADR	1,000	166,670
Novozymes A/S Series B	19,679	770,932
TDC A/S	62,435	563,742
Tryg A/S	2,085	190,537
William Demant Holding A/S (a)	2,358	233,300
TOTAL DENMARK		12,785,263
Egypt - 0.0%
Commercial International Bank SAE	43,641	269,893
Commercial International Bank SAE sponsored GDR	5,426	31,362
Orascom Telecom Holding SAE (a)	226,705	155,343
Talaat Moustafa Group Holding (a)	53,119	42,799
Telecom Egypt SAE	24,076	47,535
TOTAL EGYPT		546,932
Common Stocks - continued
	Shares	Value
Finland - 0.6%
Elisa Corp. (A Shares)	12,882	$ 322,351
Fortum Corp.	39,307	875,253
Kesko Oyj	5,480	182,143
Kone Oyj (B Shares)	13,973	1,232,221
Metso Corp.	10,769	424,027
Neste Oil Oyj	11,728	232,645
Nokia Corp. (a)	336,076	2,554,443
Nokian Tyres PLC	9,904	501,176
Orion Oyj (B Shares)	9,203	247,283
Pohjola Bank PLC (A Shares)	12,557	228,801
Sampo Oyj (A Shares)	37,771	1,789,284
Stora Enso Oyj (R Shares)	47,534	442,094
UPM-Kymmene Corp.	47,922	761,924
Wartsila Corp.	15,821	701,783
TOTAL FINLAND		10,495,428
France - 6.3%
Accor SA	14,506	650,248
Aeroports de Paris	2,607	278,571
Air Liquide SA	16,528	2,250,821
Air Liquide SA (a)	7,697	1,048,195
Alstom SA	19,975	743,117
Arkema SA	5,776	655,779
Atos Origin SA	5,032	429,609
AXA SA	161,139	4,025,671
BIC SA	2,545	318,076
BNP Paribas SA	89,078	6,596,376
Bouygues SA	17,775	694,818
Bureau Veritas SA	19,242	581,038
Cap Gemini SA	12,967	853,008
Carrefour SA	54,080	1,981,064
Casino Guichard Perrachon SA	4,872	548,446
Christian Dior SA	4,976	945,863
CNP Assurances	14,526	256,395
Compagnie de St. Gobain	35,988	1,893,186
Compagnie Generale de Geophysique SA (a)	13,818	304,028
Credit Agricole SA (a)	90,378	1,091,757
Danone SA	51,254	3,801,012
Dassault Systemes SA	5,606	681,310
Edenred SA	18,820	639,460
EDF SA	12,612	442,483
EDF SA (a)	9,060	317,863
Common Stocks - continued
	Shares	Value
France - continued
Essilor International SA	18,430	$ 1,979,346
Eurazeo SA	2,851	215,728
Eutelsat Communications	13,569	430,092
Fonciere des Regions	2,292	196,583
France Telecom SA	166,368	2,286,909
GDF Suez (d)	119,075	2,965,103
Gecina SA	2,006	268,415
Groupe Eurotunnel SA	47,981	465,274
ICADE	2,979	274,516
Iliad SA	2,156	492,959
Imerys SA	3,063	246,076
JCDecaux SA	5,907	237,319
Kering SA	6,675	1,516,690
Klepierre SA	8,650	388,509
L'Oreal SA	12,627	2,162,755
L'Oreal SA	2,895	495,856
L'Oreal SA	6,036	1,033,847
Lafarge SA	2,505	173,391
Lafarge SA	4,998	345,952
Lafarge SA (Bearer)	9,118	631,131
Lagardere S.C.A. (Reg.)	10,420	379,018
Legrand SA	23,814	1,352,509
LVMH Moet Hennessy - Louis Vuitton SA	22,758	4,381,574
Michelin CGDE Series B	16,537	1,729,339
Natixis SA	79,615	429,362
Pernod Ricard SA	19,035	2,287,262
Publicis Groupe SA	15,837	1,320,910
Remy Cointreau SA	2,303	227,263
Renault SA	16,980	1,487,252
Rexel SA	20,020	501,511
Safran SA	22,149	1,415,677
Sanofi SA	106,801	11,387,468
Schneider Electric SA	47,416	3,994,722
SCOR SE	14,069	497,325
Societe Generale Series A	63,082	3,581,866
Sodexo SA	6,747	654,901
Sodexo SA	1,778	172,583
Suez Environnement SA	23,981	418,561
Technip SA	9,013	944,115
Thales SA	7,916	485,807
Total SA	191,447	11,745,844
Common Stocks - continued
	Shares	Value
France - continued
Unibail-Rodamco	8,709	$ 2,282,156
Vallourec SA	9,066	539,458
Veolia Environnement SA	31,666	543,252
VINCI SA	41,547	2,665,111
Vivendi SA	106,515	2,703,685
Wendel SA	2,883	402,400
Zodiac Aerospace	3,081	493,621
TOTAL FRANCE		107,859,197
Germany - 5.6%
adidas AG	18,825	2,149,055
Allianz SE	40,761	6,857,028
Axel Springer Verlag AG	3,583	216,071
BASF AG	82,296	8,562,437
Bayer AG	74,029	9,200,949
Bayerische Motoren Werke AG (BMW)	29,897	3,391,110
Beiersdorf AG	9,024	861,462
Brenntag AG	4,709	797,927
Celesio AG	7,791	242,612
Commerzbank AG (a)	87,340	1,122,890
Continental AG	10,094	1,849,507
Daimler AG (Germany)	86,181	7,072,221
Deutsche Bank AG	91,644	4,429,078
Deutsche Boerse AG	17,114	1,288,466
Deutsche Lufthansa AG (a)	20,088	389,070
Deutsche Post AG	81,199	2,747,930
Deutsche Telekom AG	251,372	3,959,084
E.ON AG	161,980	2,959,136
Fraport AG Frankfurt Airport Services Worldwide	3,153	244,316
Fresenius Medical Care AG & Co. KGaA	19,072	1,260,397
Fresenius SE & Co. KGaA	11,417	1,483,952
GEA Group AG	16,756	729,152
Hannover Reuck SE	5,217	418,557
HeidelbergCement Finance AG	12,778	1,007,302
Henkel AG & Co. KGaA	11,890	1,099,221
Hochtief AG	2,770	251,270
Hugo Boss AG	2,751	358,726
Infineon Technologies AG	95,754	926,841
K&S AG	15,188	387,478
Kabel Deutschland Holding AG	1,984	249,444
Lanxess AG	7,322	515,365
Linde AG	16,609	3,155,994
Common Stocks - continued
	Shares	Value
Germany - continued
MAN SE	3,236	$ 389,939
Merck KGaA	5,838	971,794
Metro AG	11,341	531,778
Muenchener Rueckversicherungs AG	16,082	3,360,458
OSRAM Licht AG (a)	7,299	378,223
ProSiebenSat.1 Media AG	9,864	469,821
RWE AG	44,771	1,652,821
SAP AG	82,635	6,466,373
Siemens AG	71,035	9,077,727
Suedzucker AG (Bearer)	7,477	240,905
Telefonica Deutschland Holding AG	24,865	196,114
Thyssenkrupp AG (a)	34,494	881,654
United Internet AG	9,524	376,298
Volkswagen AG	2,528	619,547
TOTAL GERMANY		95,797,500
Greece - 0.0%
Greek Organization of Football Prognostics SA	20,722	257,438
Hellenic Telecommunications Organization SA (a)	22,000	277,497
TOTAL GREECE		534,935
Hong Kong - 2.5%
AIA Group Ltd.	1,082,800	5,495,702
Bank of East Asia Ltd.	109,889	475,529
Beijing Enterprises Holdings Ltd.	42,500	348,913
BOC Hong Kong (Holdings) Ltd.	327,000	1,067,084
Cathay Pacific Airways Ltd.	105,000	208,294
Cheung Kong Holdings Ltd.	123,000	1,922,817
China Agri-Industries Holdings Ltd.	191,382	89,853
China Everbright International Ltd.	177,000	176,475
China Everbright Ltd.	68,000	100,689
China Insurance International Holdings Co. Ltd. (a)	62,000	96,763
China Merchant Holdings International Co. Ltd.	96,308	341,606
China Mobile Ltd.	539,500	5,606,295
China Overseas Grand Oceans Group Ltd.	58,000	69,124
China Overseas Land and Investment Ltd.	374,000	1,157,745
China Resources Enterprise Ltd.	108,000	382,381
China Resources Power Holdings Co. Ltd.	176,000	460,828
China Unicom Ltd.	434,000	678,999
CITIC Pacific Ltd.	126,000	179,420
CLP Holdings Ltd.	158,000	1,271,663
CNOOC Ltd.	1,613,000	3,280,796
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Dah Chong Hong Holdings Ltd.	58,000	$ 49,225
Far East Horizon Ltd.	102,000	74,596
Fosun International Ltd.	133,500	128,283
Franshion Properties China Ltd.	330,000	114,498
Fushan International Energy Group Ltd.	244,000	82,141
Galaxy Entertainment Group Ltd. (a)	192,000	1,432,633
Guangdong Investment Ltd.	218,000	187,548
Hang Lung Properties Ltd.	201,000	662,395
Hang Seng Bank Ltd.	70,000	1,164,710
Henderson Land Development Co. Ltd.	92,214	546,528
HKT Trust / HKT Ltd. unit	202,000	187,331
Hong Kong & China Gas Co. Ltd.	508,177	1,187,691
Hong Kong Exchanges and Clearing Ltd.	99,426	1,603,025
Hopewell Holdings Ltd.	53,500	180,104
Hutchison Whampoa Ltd.	191,000	2,379,801
Hysan Development Co. Ltd.	54,434	254,512
Lenovo Group Ltd.	544,000	582,381
Link (REIT)	209,730	1,057,712
MTR Corp. Ltd.	129,465	501,796
New World Development Co. Ltd.	326,273	451,976
New World Development Co. Ltd. rights (a)	4,078	0
PCCW Ltd.	384,000	173,352
Poly Property Group Co., Ltd.	218,000	133,561
Power Assets Holdings Ltd.	126,000	1,049,865
Shanghai Industrial Holdings Ltd.	38,000	125,719
Sino Land Ltd.	263,170	369,314
Sino-Ocean Land Holdings Ltd.	272,961	173,219
SJM Holdings Ltd.	169,000	546,040
Sun Art Retail Group Ltd.	209,000	342,358
Sun Hung Kai Properties Ltd.	142,547	1,868,022
Swire Pacific Ltd. (A Shares)	63,000	727,673
Swire Properties Ltd.	101,600	275,197
Wharf Holdings Ltd.	139,000	1,170,734
Wheelock and Co. Ltd.	79,000	403,508
Yuexiu Property Co. Ltd.	558,000	155,460
TOTAL HONG KONG		43,753,884
Hungary - 0.0%
Magyar Telekom PLC	56,040	76,961
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	3,945	269,981
OTP Bank PLC	17,738	368,251
TOTAL HUNGARY		715,193
Common Stocks - continued
	Shares	Value
India - 1.2%
ABB Ltd. India	4	$ 41
ACC Ltd.	3,816	70,274
Adani Enterprises Ltd. (a)	13,112	44,183
Aditya Birla Nuvo Ltd. (a)	1,956	38,971
Ambuja Cements Ltd.	61,102	186,755
Apollo Hospitals Enterprise Ltd.	5,548	81,824
Asian Paints India Ltd.	26,944	235,865
Bajaj Auto Ltd.	7,515	259,740
Bank of Baroda	6,977	72,788
Bank of India	7,137	24,310
Bharat Heavy Electricals Ltd.	56,649	129,709
Bharat Petroleum Corp. Ltd.	12,619	73,627
Bharti Airtel Ltd.	50,894	303,180
Cairn India Ltd.	39,830	204,372
Canara Bank Ltd. (a)	5,810	24,348
Cipla Ltd.	27,491	184,332
Coal India Ltd.	45,988	214,888
Dabur India Ltd.	33,587	97,370
Divi's Laboratories Ltd.	2,500	39,453
DLF Ltd.	30,345	74,676
Dr. Reddy's Laboratories Ltd.	8,773	348,747
GAIL India Ltd.	26,355	151,226
GlaxoSmithKline Consumer Healthcare Ltd.	700	52,991
Godrej Consumer Products Ltd.	9,645	136,402
HCL Technologies Ltd.	17,612	313,049
HDFC Bank Ltd.	139,930	1,553,963
Hero Motocorp Ltd. (a)	6,659	224,589
Hindalco Industries Ltd.	104,978	195,990
Hindustan Unilever Ltd.	70,801	700,668
Housing Development Finance Corp. Ltd.	129,379	1,795,169
ICICI Bank Ltd.	37,282	673,833
Idea Cellular Ltd.	53,208	149,158
Indiabulls Wholesale Services Ltd.	510	151
Infosys Ltd.	41,274	2,199,613
ITC Ltd.	199,831	1,086,320
Jaiprakash Associates Ltd.	59,301	45,854
Jindal Steel & Power Ltd. (a)	27,005	105,108
JSW Steel Ltd. (a)	5,715	79,891
Kotak Mahindra Bank Ltd.	25,793	314,941
Larsen & Toubro Ltd.	29,158	460,716
LIC Housing Finance Ltd. (a)	21,441	78,128
Lupin Ltd.	10,224	151,804
Common Stocks - continued
	Shares	Value
India - continued
Mahindra & Mahindra Financial Services Ltd.	18,000	$ 82,502
Mahindra & Mahindra Ltd.	27,157	391,265
Mundra Port and SEZ Ltd.	33,001	77,918
NTPC Ltd.	80,897	195,731
Oil & Natural Gas Corp. Ltd.	69,567	331,556
Oil India Ltd.	8,730	67,128
Piramal Enterprises Ltd.	3,964	36,154
Power Finance Corp. Ltd.	15,566	33,949
Power Grid Corp. of India Ltd.	87,180	143,310
Ranbaxy Laboratories Ltd. (a)	8,041	51,033
Reliance Capital Ltd.	8,828	53,019
Reliance Communication Ltd. (a)	47,511	113,257
Reliance Industries Ltd.	114,281	1,696,301
Reliance Infrastructure Ltd. (a)	7,701	53,961
Reliance Power Ltd. (a)	42,783	50,785
Rural Electrification Corp. Ltd.	21,527	67,857
Sesa Sterlite Ltd.	106,096	347,777
Shriram Transport Finance Co. Ltd.	13,201	130,962
Siemens India Ltd.	5,320	50,257
State Bank of India	11,247	327,925
Sun Pharmaceutical Industries Ltd.	54,505	538,470
Tata Consultancy Services Ltd.	41,255	1,413,940
Tata Motors Ltd.	64,043	397,183
Tata Power Co. Ltd.	71,000	94,649
Tata Steel Ltd.	21,108	114,713
Titan Industries Ltd.	16,875	73,170
Ultratech Cemco Ltd.	4,917	156,936
Unitech Ltd. (a)	119,659	33,884
United Breweries Ltd. (a)	7,167	107,603
United Spirits Ltd.	8,059	336,640
Wipro Ltd.	56,635	439,679
Wockhardt Ltd. (a)	1,500	10,821
Zee Entertainment Enterprises Ltd. (a)	33,830	146,055
TOTAL INDIA		21,345,407
Indonesia - 0.5%
PT Adaro Energy Tbk	1,352,500	122,381
PT Astra Agro Lestari Tbk	40,000	66,001
PT Astra International Tbk	1,845,000	1,088,417
PT Bank Central Asia Tbk	1,136,000	1,053,106
PT Bank Danamon Indonesia Tbk Series A	284,213	108,415
PT Bank Mandiri (Persero) Tbk	822,000	627,116
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bank Negara Indonesia (Persero) Tbk	690,989	$ 294,232
PT Bank Rakyat Indonesia Tbk	978,500	685,749
PT Bumi Resources Tbk (a)	1,063,500	42,927
PT Bumi Serpong Damai Tbk	500,000	69,638
PT Charoen Pokphand Indonesia Tbk	640,000	221,423
PT Global Mediacom Tbk	587,500	99,545
PT Gudang Garam Tbk	43,000	140,758
PT Indo Tambangraya Megah Tbk	29,500	78,248
PT Indocement Tunggal Prakarsa Tbk	130,500	241,955
PT Indofood Sukses Makmur Tbk	414,500	244,525
PT Indofood Sukses Makmur Tbk	93,500	92,898
PT Indosat Tbk	103,500	40,399
PT Jasa Marga Tbk	152,500	71,024
PT Kalbe Farma Tbk	1,960,000	226,036
PT Lippo Karawaci Tbk (a)	1,520,000	152,370
PT Matahari Department Store Tbk (a)	135,500	147,850
PT Media Nusantara Citra Tbk	300,000	66,533
PT Perusahaan Gas Negara Tbk Series B	924,500	418,268
PT Semen Gresik (Persero) Tbk	253,000	322,070
PT Tambang Batubbara Bukit Asam Tbk	57,000	61,437
PT Telkomunikasi Indonesia Tbk Series B	4,020,000	838,053
PT Unilever Indonesia Tbk	133,000	353,957
PT United Tractors Tbk	149,212	231,643
PT XL Axiata Tbk	175,500	69,670
TOTAL INDONESIA		8,276,644
Ireland - 0.3%
Bank of Ireland (a)	1,838,316	671,876
CRH PLC	65,083	1,583,702
Elan Corp. PLC (a)	44,995	747,358
James Hardie Industries PLC CDI	39,146	404,397
Kerry Group PLC Class A	13,747	880,334
Ryanair Holdings PLC	5,111	42,317
Ryanair Holdings PLC sponsored ADR	1,650	82,847
TOTAL IRELAND		4,412,831
Isle of Man - 0.0%
Genting Singapore PLC	532,000	653,115
Israel - 0.3%
Bank Hapoalim BM (Reg.)	92,503	496,060
Bank Leumi le-Israel BM (a)	108,290	413,352
Bezeq The Israeli Telecommunication Corp. Ltd.	174,373	303,672
Common Stocks - continued
	Shares	Value
Israel - continued
Delek Group Ltd.	295	$ 102,063
Israel Chemicals Ltd.	39,096	323,523
Israel Corp. Ltd. (Class A) (a)	256	129,152
Mizrahi Tefahot Bank Ltd.	9,726	114,188
NICE Systems Ltd.	3,163	124,025
NICE Systems Ltd. sponsored ADR	2,788	109,234
Teva Pharmaceutical Industries Ltd.	56,189	2,087,895
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,314	753,446
TOTAL ISRAEL		4,956,610
Italy - 1.4%
Assicurazioni Generali SpA	105,511	2,466,895
Atlantia SpA	28,750	630,420
Banca Monte dei Paschi di Siena SpA (a)(d)	614,641	194,445
Enel Green Power SpA	154,117	374,980
Enel SpA	595,242	2,626,617
ENI SpA	228,488	5,800,614
EXOR SpA	8,381	332,162
Fiat SpA (a)	77,870	612,165
Finmeccanica SpA (a)	37,564	275,669
Intesa Sanpaolo SpA	1,049,989	2,610,315
Luxottica Group SpA	15,301	828,877
Mediobanca SpA	43,443	396,672
Pirelli & C SpA	23,074	325,192
Prysmian SpA	17,667	431,773
Saipem SpA	23,110	541,577
Snam Rete Gas SpA	179,481	925,049
Telecom Italia SpA	914,415	892,057
Terna SpA	131,447	651,423
UniCredit SpA	392,216	2,950,223
Unione di Banche Italiane ScpA	75,213	520,814
TOTAL ITALY		24,387,939
Japan - 14.1%
ABC-MART, Inc.	2,500	125,027
ACOM Co. Ltd. (a)	39,600	155,061
Advantest Corp.	13,300	159,174
AEON Co. Ltd.	53,400	728,719
AEON Financial Service Co. Ltd.	6,800	208,830
AEON Mall Co. Ltd.	10,120	287,418
Air Water, Inc.	13,000	185,826
Aisin Seiki Co. Ltd.	17,100	694,678
Common Stocks - continued
	Shares	Value
Japan - continued
Ajinomoto Co., Inc.	56,000	$ 783,610
Alfresa Holdings Corp.	3,900	213,160
All Nippon Airways Ltd.	104,000	217,282
Amada Co. Ltd.	31,000	266,680
Aozora Bank Ltd.	94,000	273,261
Asahi Glass Co. Ltd.	88,000	543,491
Asahi Group Holdings	34,500	933,036
Asahi Kasei Corp.	110,000	837,166
Asics Corp.	15,800	278,564
Astellas Pharma, Inc.	39,100	2,179,684
Bank of Kyoto Ltd.	29,000	255,528
Bank of Yokohama Ltd.	110,000	606,570
Benesse Holdings, Inc.	6,500	242,268
Bridgestone Corp.	58,500	2,005,539
Brother Industries Ltd.	20,800	236,336
Calbee, Inc.	6,400	167,932
Canon, Inc.	101,900	3,215,627
Casio Computer Co. Ltd.	20,300	194,300
Central Japan Railway Co.	13,000	1,685,731
Chiba Bank Ltd.	64,000	456,248
Chiyoda Corp.	14,000	177,537
Chubu Electric Power Co., Inc.	58,900	871,902
Chugai Pharmaceutical Co. Ltd.	19,400	455,830
Chugoku Electric Power Co., Inc.	25,800	395,480
Citizen Holdings Co. Ltd.	24,900	177,652
Coca-Cola West Co. Ltd.	5,300	107,500
Cosmo Oil Co. Ltd. (a)	41,000	72,193
Credit Saison Co. Ltd.	13,700	374,975
Dai Nippon Printing Co. Ltd.	53,000	556,817
Dai-ichi Mutual Life Insurance Co.	75,000	1,070,685
Daicel Chemical Industries Ltd.	25,000	210,720
Daido Steel Co. Ltd.	25,000	143,759
Daihatsu Motor Co. Ltd.	17,000	330,075
Daiichi Sankyo Kabushiki Kaisha	61,800	1,145,829
Daikin Industries Ltd.	21,100	1,213,955
Dainippon Sumitomo Pharma Co. Ltd.	14,600	196,459
Daito Trust Construction Co. Ltd.	6,700	684,095
Daiwa House Industry Co. Ltd.	52,000	1,041,757
Daiwa Securities Group, Inc.	147,000	1,342,665
DeNA Co. Ltd. (d)	9,400	204,827
DENSO Corp.	43,500	2,090,976
Dentsu, Inc.	19,200	725,418
Common Stocks - continued
	Shares	Value
Japan - continued
Don Quijote Co. Ltd.	4,900	$ 326,176
East Japan Railway Co.	30,200	2,623,495
Eisai Co. Ltd. (d)	22,200	872,061
Electric Power Development Co. Ltd.	10,800	345,145
FamilyMart Co. Ltd.	5,200	232,943
Fanuc Corp.	17,200	2,759,012
Fast Retailing Co. Ltd.	4,800	1,615,737
Fuji Electric Co. Ltd.	47,000	210,697
Fuji Heavy Industries Ltd.	53,300	1,457,304
Fujifilm Holdings Corp.	42,200	1,032,371
Fujitsu Ltd.	173,000	743,243
Fukuoka Financial Group, Inc.	67,000	302,200
Furukawa Electric Co. Ltd.	61,000	141,384
GREE, Inc. (a)(d)	8,000	68,804
GungHo Online Entertainment, Inc. (a)(d)	310	195,624
Gunma Bank Ltd.	35,000	202,516
Hakuhodo DY Holdings, Inc.	19,700	152,363
Hamamatsu Photonics K.K.	6,000	224,517
Hankyu Hanshin Holdings, Inc.	103,000	577,711
Hino Motors Ltd.	22,000	310,850
Hirose Electric Co. Ltd.	2,800	427,199
Hiroshima Bank Ltd.	40,000	170,237
Hisamitsu Pharmaceutical Co., Inc.	5,700	308,431
Hitachi Chemical Co. Ltd.	10,400	159,555
Hitachi Construction Machinery Co. Ltd.	10,000	211,785
Hitachi High-Technologies Corp.	4,600	105,800
Hitachi Ltd.	434,000	3,035,877
Hitachi Metals Ltd.	18,000	242,381
Hokkaido Electric Power Co., Inc. (a)	16,500	212,555
Hokuhoku Financial Group, Inc.	95,000	195,885
Hokuriku Electric Power Co., Inc.	15,000	213,651
Honda Motor Co. Ltd.	146,200	5,838,192
Hoya Corp.	38,800	930,400
Hulic Co. Ltd.	24,600	391,443
Ibiden Co. Ltd.	8,800	152,552
Idemitsu Kosan Co. Ltd.	2,100	175,798
INPEX Corp.	78,700	909,140
Isetan Mitsukoshi Holdings Ltd.	30,700	465,265
Ishikawajima-Harima Heavy Industries Co. Ltd.	114,000	482,711
Isuzu Motors Ltd.	103,000	641,441
Itochu Corp.	136,600	1,642,499
ITOCHU Techno-Solutions Corp.	2,200	86,306
Common Stocks - continued
	Shares	Value
Japan - continued
Iyo Bank Ltd.	23,000	$ 240,159
J Front Retailing Co. Ltd.	44,000	342,381
Japan Airlines Co. Ltd.	5,400	315,643
Japan Exchange Group, Inc.	22,400	520,759
Japan Petroleum Exploration Co. Ltd.	2,100	85,500
Japan Prime Realty Investment Corp.	72	239,266
Japan Real Estate Investment Corp.	54	616,945
Japan Retail Fund Investment Corp.	201	407,090
Japan Steel Works Ltd.	29,000	162,009
Japan Tobacco, Inc.	98,800	3,574,948
JFE Holdings, Inc.	43,700	993,506
JGC Corp.	18,000	688,748
Joyo Bank Ltd.	60,000	311,649
JSR Corp.	15,300	291,435
JTEKT Corp.	17,600	225,954
JX Holdings, Inc.	198,510	981,566
Kajima Corp.	77,000	326,811
Kamigumi Co. Ltd.	20,000	173,967
Kaneka Corp.	25,000	158,639
Kansai Electric Power Co., Inc. (a)	62,700	793,595
Kansai Paint Co. Ltd.	20,000	268,738
Kao Corp.	47,800	1,591,911
Kawasaki Heavy Industries Ltd.	128,000	500,163
KDDI Corp.	48,300	2,615,758
Keihin Electric Express Railway Co. Ltd.	41,000	385,936
Keio Corp.	49,000	339,493
Keisei Electric Railway Co.	25,000	258,178
Keyence Corp.	4,170	1,787,220
Kikkoman Corp.	14,000	255,158
Kinden Corp.	10,000	109,828
Kintetsu Corp.	162,000	596,186
Kirin Holdings Co. Ltd.	77,000	1,125,393
Kobe Steel Ltd. (a)	226,000	399,200
Koito Manufacturing Co. Ltd.	9,000	163,834
Komatsu Ltd.	84,200	1,847,380
Konami Corp.	8,400	203,006
Konica Minolta, Inc.	44,000	364,362
Kubota Corp.	94,000	1,384,237
Kuraray Co. Ltd.	32,200	378,071
Kurita Water Industries Ltd.	10,300	224,787
Kyocera Corp.	28,700	1,490,407
Kyowa Hakko Kirin Co., Ltd.	22,000	242,989
Common Stocks - continued
	Shares	Value
Japan - continued
Kyushu Electric Power Co., Inc. (a)	37,000	$ 520,954
Lawson, Inc.	5,900	473,144
LIXIL Group Corp.	23,000	539,872
M3, Inc.	65	178,008
Mabuchi Motor Co. Ltd.	2,000	106,337
Makita Corp.	9,700	490,523
Marubeni Corp.	146,000	1,143,099
Marui Group Co. Ltd.	19,200	183,795
Maruichi Steel Tube Ltd.	4,500	109,890
Mazda Motor Corp. (a)	241,000	1,084,864
McDonald's Holdings Co. (Japan) Ltd.	6,400	176,842
Medipal Holdings Corp.	12,600	169,897
Meiji Holdings Co. Ltd.	5,400	301,869
Miraca Holdings, Inc.	5,000	225,290
Mitsubishi Chemical Holdings Corp.	123,500	578,134
Mitsubishi Corp.	126,900	2,567,323
Mitsubishi Electric Corp.	175,000	1,923,594
Mitsubishi Estate Co. Ltd.	112,000	3,200,918
Mitsubishi Gas Chemical Co., Inc.	32,000	261,524
Mitsubishi Heavy Industries Ltd.	275,000	1,747,698
Mitsubishi Logistics Corp.	12,000	166,763
Mitsubishi Materials Corp.	98,000	383,417
Mitsubishi Motors Corp. of Japan (a)(d)	39,700	446,115
Mitsubishi Tanabe Pharma Corp.	19,800	279,254
Mitsubishi UFJ Financial Group, Inc.	1,142,500	7,275,745
Mitsubishi UFJ Lease & Finance Co. Ltd.	51,400	290,653
Mitsui & Co. Ltd.	157,300	2,247,177
Mitsui Chemicals, Inc.	74,000	196,715
Mitsui Fudosan Co. Ltd.	75,000	2,484,443
Mitsui OSK Lines Ltd.	94,000	397,886
Mizuho Financial Group, Inc.	2,060,160	4,324,406
MS&AD Insurance Group Holdings, Inc.	45,990	1,189,180
Murata Manufacturing Co. Ltd.	17,900	1,436,830
Nabtesco Corp.	10,200	248,957
Namco Bandai Holdings, Inc.	16,200	305,376
NEC Corp.	215,000	482,930
Nexon Co. Ltd.	10,400	121,551
NGK Insulators Ltd.	23,000	386,860
NGK Spark Plug Co. Ltd.	16,000	365,409
NHK Spring Co. Ltd.	14,300	149,689
Nidec Corp.	9,300	906,305
Nikon Corp.	29,400	543,496
Common Stocks - continued
	Shares	Value
Japan - continued
Nintendo Co. Ltd.	9,400	$ 1,057,064
Nippon Building Fund, Inc.	63	779,367
Nippon Electric Glass Co. Ltd.	35,000	180,031
Nippon Express Co. Ltd.	69,000	346,487
Nippon Meat Packers, Inc.	15,000	219,619
Nippon Prologis REIT, Inc.	23	229,683
Nippon Steel & Sumitomo Metal Corp.	688,170	2,271,342
Nippon Telegraph & Telephone Corp.	39,100	2,032,431
Nippon Yusen KK	152,000	464,436
Nishi-Nippon City Bank Ltd.	59,000	159,404
Nissan Motor Co. Ltd.	223,500	2,244,222
Nisshin Seifun Group, Inc.	19,250	208,697
Nissin Food Holdings Co. Ltd.	5,300	226,861
Nitori Holdings Co. Ltd.	2,950	276,727
Nitto Denko Corp.	14,600	765,638
NKSJ Holdings, Inc.	30,500	789,498
NOK Corp.	7,300	112,846
Nomura Holdings, Inc.	327,000	2,415,560
Nomura Real Estate Holdings, Inc.	11,700	296,027
Nomura Real Estate Office Fund, Inc.	32	158,080
Nomura Research Institute Ltd.	8,700	291,992
NSK Ltd.	40,000	427,293
NTT Data Corp.	11,000	365,691
NTT DoCoMo, Inc.	136,800	2,170,337
NTT Urban Development Co.	9,400	119,994
Obayashi Corp.	56,000	358,799
Odakyu Electric Railway Co. Ltd.	55,000	530,794
Oji Holdings Corp.	77,000	351,892
Olympus Corp. (a)	21,200	678,218
Omron Corp.	18,600	709,799
Ono Pharmaceutical Co. Ltd.	7,200	544,393
Oracle Corp. Japan	3,800	150,038
Oriental Land Co. Ltd.	4,400	704,560
ORIX Corp.	112,800	1,953,819
Osaka Gas Co. Ltd.	173,000	728,690
Otsuka Corp.	1,300	168,614
Otsuka Holdings Co. Ltd.	32,200	917,123
Panasonic Corp.	198,600	2,035,523
Park24 Co. Ltd.	8,200	160,101
Rakuten, Inc.	66,100	861,259
Resona Holdings, Inc.	165,700	861,927
Ricoh Co. Ltd.	60,000	633,648
Common Stocks - continued
	Shares	Value
Japan - continued
Rinnai Corp.	3,300	$ 255,420
ROHM Co. Ltd.	8,300	340,696
Sankyo Co. Ltd. (Gunma)	4,700	223,527
Sanrio Co. Ltd.	4,000	219,807
Santen Pharmaceutical Co. Ltd.	6,500	329,977
SBI Holdings, Inc. Japan	17,080	206,700
Secom Co. Ltd.	18,700	1,126,533
Sega Sammy Holdings, Inc.	17,600	451,186
Sekisui Chemical Co. Ltd.	36,000	418,266
Sekisui House Ltd.	48,000	688,985
Seven & i Holdings Co., Ltd.	67,800	2,509,186
Seven Bank Ltd.	60,400	213,771
Sharp Corp. (a)	131,000	387,511
Shikoku Electric Power Co., Inc. (a)	17,400	310,575
Shimadzu Corp.	21,000	205,640
Shimamura Co. Ltd.	2,000	224,838
SHIMANO, Inc.	7,400	647,678
SHIMIZU Corp.	52,000	266,678
Shin-Etsu Chemical Co., Ltd.	37,100	2,097,710
Shinsei Bank Ltd.	146,000	341,831
Shionogi & Co. Ltd.	27,500	608,535
Shiseido Co. Ltd.	33,600	574,795
Shizuoka Bank Ltd.	53,000	596,324
Showa Denko K.K.	135,000	183,053
Showa Shell Sekiyu K.K.	16,700	179,540
SMC Corp.	4,600	1,070,964
SoftBank Corp.	86,100	6,429,854
Sojitz Corp.	111,700	216,898
Sony Corp. (d)	91,200	1,590,955
Sony Financial Holdings, Inc.	15,500	289,425
Stanley Electric Co. Ltd.	12,100	281,458
Sumco Corp.	9,900	89,959
Sumitomo Chemical Co. Ltd.	128,000	468,785
Sumitomo Corp.	100,000	1,301,331
Sumitomo Electric Industries Ltd.	66,800	1,000,954
Sumitomo Heavy Industries Ltd.	49,000	216,871
Sumitomo Metal Mining Co. Ltd.	49,000	678,679
Sumitomo Mitsui Financial Group, Inc.	114,100	5,515,125
Sumitomo Mitsui Trust Holdings, Inc.	298,250	1,473,083
Sumitomo Realty & Development Co. Ltd.	32,000	1,514,126
Sumitomo Rubber Industries Ltd.	15,000	208,822
Suntory Beverage & Food Ltd.	11,900	391,773
Common Stocks - continued
	Shares	Value
Japan - continued
Suzuken Co. Ltd.	6,000	$ 216,658
Suzuki Motor Corp.	32,300	812,196
Sysmex Corp.	6,300	417,332
T&D Holdings, Inc.	54,200	650,711
Taiheiyo Cement Corp.	103,000	436,845
Taisei Corp.	83,000	425,813
Taisho Pharmaceutical Holdings Co. Ltd.	3,200	224,687
Taiyo Nippon Sanso Corp.	21,000	144,005
Takashimaya Co. Ltd.	24,000	228,985
Takeda Pharmaceutical Co. Ltd.	70,800	3,373,944
TDK Corp.	10,600	450,502
Teijin Ltd.	85,000	190,865
Terumo Corp.	13,400	648,971
The Chugoku Bank Ltd.	14,000	201,271
The Hachijuni Bank Ltd.	38,000	234,748
The Suruga Bank Ltd.	16,000	253,813
THK Co. Ltd.	10,300	224,832
Tobu Railway Co. Ltd.	87,000	450,996
Toho Co. Ltd.	9,400	201,422
Toho Gas Co. Ltd.	34,000	177,292
Tohoku Electric Power Co., Inc. (a)	39,000	472,064
Tokio Marine Holdings, Inc.	62,500	2,049,029
Tokyo Electric Power Co., Inc. (a)	126,500	675,118
Tokyo Electron Ltd.	15,600	856,013
Tokyo Gas Co. Ltd.	218,000	1,182,873
Tokyo Tatemono Co. Ltd.	36,000	337,968
Tokyu Corp.	105,000	715,057
Tokyu Fudosan Holdings Corp. (a)	46,300	457,265
TonenGeneral Sekiyu K.K.	24,000	222,947
Toppan Printing Co. Ltd.	54,000	426,511
Toray Industries, Inc.	131,000	818,585
Toshiba Corp.	364,000	1,547,097
Toto Ltd.	27,000	381,841
Toyo Seikan Group Holdings Ltd.	14,400	299,274
Toyo Suisan Kaisha Ltd.	8,000	254,424
Toyoda Gosei Co. Ltd.	6,000	150,027
Toyota Boshoku Corp.	4,600	61,613
Toyota Industries Corp.	14,900	657,239
Toyota Motor Corp.	247,200	16,028,001
Toyota Tsusho Corp.	18,400	511,097
Trend Micro, Inc.	9,100	338,467
Tsumura & Co.	5,500	172,865
Common Stocks - continued
	Shares	Value
Japan - continued
Ube Industries Ltd.	94,000	$ 194,570
Unicharm Corp.	10,400	667,981
United Urban Investment Corp.	201	306,773
USS Co. Ltd.	19,500	285,568
West Japan Railway Co.	15,500	695,019
Yahoo! Japan Corp.	134,200	626,139
Yakult Honsha Co. Ltd. (d)	7,700	391,110
Yamada Denki Co. Ltd.	81,300	228,046
Yamaguchi Financial Group, Inc.	20,000	188,472
Yamaha Corp.	14,500	216,492
Yamaha Motor Co. Ltd.	26,600	407,472
Yamato Holdings Co. Ltd.	33,100	711,845
Yamato Kogyo Co. Ltd.	3,300	122,312
Yamazaki Baking Co. Ltd.	11,000	111,991
Yaskawa Electric Corp.	18,000	233,114
Yokogawa Electric Corp.	21,100	275,752
Yokohama Rubber Co. Ltd.	17,000	166,287
TOTAL JAPAN		243,433,199
Korea (South) - 3.1%
AMOREPACIFIC Corp.	286	234,453
AMOREPACIFIC Group, Inc.	284	100,217
BS Financial Group, Inc.	15,260	245,160
Celltrion, Inc.	5,113	221,858
Cheil Industries, Inc.	3,953	335,227
Cheil Worldwide, Inc. (a)	8,240	203,034
CJ CheilJedang Corp.	630	152,858
CJ Corp.	1,584	165,672
Coway Co. Ltd.	4,710	268,945
Daelim Industrial Co.	2,443	226,511
Daewoo Engineering & Construction Co. Ltd. (a)	8,050	65,157
Daewoo International Corp.	4,052	149,476
Daewoo Securities Co. Ltd.	15,013	140,188
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	8,410	265,071
DGB Financial Group Co. Ltd.	11,830	189,498
Dongbu Insurance Co. Ltd.	3,727	166,635
Doosan Co. Ltd.	670	89,646
Doosan Heavy Industries & Construction Co. Ltd.	4,170	170,332
Doosan Infracore Co. Ltd. (a)	10,020	143,510
E-Mart Co. Ltd.	1,826	437,023
GS Engineering & Construction Corp.	3,292	111,049
GS Holdings Corp.	4,891	269,602
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Halla Visteon Climate Control	3,160	$ 118,208
Hana Financial Group, Inc.	25,478	981,880
Hanjin Kal Corp. (a)	866	11,465
Hanjin Shipping Holdings Co. Ltd. (a)	12	60
Hankook Tire Co. Ltd.	7,039	413,208
Hanwha Chemical Corp.	7,280	159,830
Hanwha Corp.	4,290	162,298
Hanwha Life Insurance Co. Ltd.	17,710	118,480
Hite Jinro Co. Ltd.	2,000	49,092
Hyosung Corp.	2,278	153,687
Hyundai Department Store Co. Ltd.	1,566	249,372
Hyundai Engineering & Construction Co. Ltd.	6,629	380,395
Hyundai Fire & Marine Insurance Co. Ltd.	6,130	175,303
Hyundai Glovis Co. Ltd.	1,240	275,158
Hyundai Heavy Industries Co. Ltd.	3,663	874,953
Hyundai Hysco Co. Ltd.	2,330	92,429
Hyundai Industrial Development & Construction Co.	4,450	98,956
Hyundai Merchant Marine Co. Ltd. (a)	4,758	61,645
Hyundai Mipo Dockyard Co. Ltd.	1,058	168,478
Hyundai Mobis	6,199	1,749,397
Hyundai Motor Co.	13,845	3,300,527
Hyundai Securities Co. Ltd.	6,550	41,536
Hyundai Steel Co.	4,830	398,222
Hyundai Wia Corp.	1,363	235,026
Industrial Bank of Korea	15,580	179,835
Kangwon Land, Inc.	7,890	216,713
KB Financial Group, Inc.	33,053	1,301,092
KB Financial Group, Inc. ADR	1,110	43,079
KCC Corp.	404	161,976
Kia Motors Corp.	24,040	1,397,621
Korea Aerospace Industries Ltd.	3,000	79,150
Korea Electric Power Corp. (a)	22,080	589,374
Korea Electric Power Corp. sponsored ADR (a)	520	6,885
Korea Gas Corp.	2,546	153,295
Korea Investment Holdings Co. Ltd.	3,770	146,888
Korea Zinc Co. Ltd.	755	220,536
Korean Air Lines Co. Ltd. (a)	3,063	98,273
KT Corp.	900	29,732
KT Corp. sponsored ADR	3,220	53,388
KT&G Corp.	10,161	742,007
Kumho Petro Chemical Co. Ltd.	982	96,231
LG Chemical Ltd.	4,176	1,178,493
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Corp.	9,018	$ 532,780
LG Display Co. Ltd. (a)	20,140	471,178
LG Electronics, Inc.	9,210	590,117
LG Household & Health Care Ltd.	802	416,386
LG Innotek Co. Ltd. (a)	848	68,477
LG Telecom Ltd. (a)	18,928	216,696
Lotte Chemical Corp.	1,459	299,009
Lotte Confectionery Co. Ltd.	65	111,408
Lotte Shopping Co. Ltd.	1,028	389,878
LS Cable Ltd.	1,297	96,913
LS Industrial Systems Ltd.	999	62,598
Mirae Asset Securities Co. Ltd.	1,596	53,838
NCSOFT Corp.	1,423	275,541
NHN Corp.	2,492	1,401,820
NHN Entertainment Corp. (a)	1,077	115,181
Oci Co. Ltd.	1,357	245,500
Orion Corp.	309	301,348
POSCO	5,910	1,763,496
POSCO sponsored ADR	548	40,804
S-Oil Corp.	3,809	278,152
S1 Corp.	1,311	78,195
Samsung C&T Corp.	11,117	659,930
Samsung Card Co. Ltd.	3,011	111,500
Samsung Electro-Mechanics Co. Ltd.	5,585	428,895
Samsung Electronics Co. Ltd.	9,472	13,075,224
Samsung Electronics Co. Ltd.:
GDR	862	598,659
GDR (e)	264	126,482
Samsung Engineering Co. Ltd.	2,592	182,442
Samsung Fire & Marine Insurance Co. Ltd.	3,296	770,209
Samsung Heavy Industries Co. Ltd.	15,100	554,184
Samsung Life Insurance Co. Ltd.	5,384	530,141
Samsung SDI Co. Ltd.	3,083	514,182
Samsung Securities Co. Ltd.	5,388	238,868
Samsung Techwin Co. Ltd.	3,478	189,748
Shinhan Financial Group Co. Ltd.	39,026	1,700,825
Shinsegae Co. Ltd.	526	132,580
SK C&C Co. Ltd.	2,128	229,587
SK Energy Co. Ltd.	5,263	738,906
SK Holdings Co. Ltd.	2,466	447,295
SK Hynix, Inc. (a)	45,900	1,381,826
SK Networks Co. Ltd.	13,900	87,229
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK Telecom Co. Ltd.	620	$ 135,043
SK Telecom Co. Ltd. sponsored ADR (d)	3,790	92,779
Woori Finance Holdings Co. Ltd.	32,720	388,467
Woori Investment & Securities Co. Ltd.	9,527	100,541
Yuhan Corp.	596	105,017
TOTAL KOREA (SOUTH)		52,645,169
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	88,589	1,395,333
Kernel Holding SA (a)	5,459	73,529
Millicom International Cellular SA (depository receipt)	6,044	557,294
SES SA (France) (depositary receipt)	28,049	816,511
Subsea 7 SA	22,815	482,510
Tenaris SA	42,242	991,078
TOTAL LUXEMBOURG		4,316,255
Malaysia - 0.8%
AirAsia Bhd	92,600	78,621
AMMB Holdings Bhd	145,700	341,113
Astro Malaysia Holdings Bhd	146,300	134,412
Axiata Group Bhd	243,600	530,186
Berjaya Sports Toto Bhd	49,764	64,166
British American Tobacco (Malaysia) Bhd	11,800	237,383
Bumi Armada Bhd	83,800	105,132
Bumiputra-Commerce Holdings Bhd	416,544	985,770
DiGi.com Bhd	321,900	509,900
Felda Global Ventures Holdings Bhd	116,000	165,006
Gamuda Bhd	147,275	227,223
Genting Bhd	176,900	587,332
Genting Malaysia Bhd	256,800	351,458
Genting Plantations Bhd	18,200	62,733
Hong Leong Bank Bhd	45,500	205,842
Hong Leong Credit Bhd	15,100	72,331
IHH Healthcare Bhd (a)	211,000	276,075
IJM Corp. Bhd	127,200	233,727
IOI Corp. Bhd	255,300	439,991
Kuala Lumpur Kepong Bhd	46,900	343,225
Lafarge Malaysia Bhd	34,700	109,602
Malayan Banking Bhd	396,761	1,226,798
Malaysia Airports Holdings Bhd	45,526	121,297
Malaysian Plantations Bhd	104,200	171,328
Maxis Bhd	198,700	452,607
Common Stocks - continued
	Shares	Value
Malaysia - continued
MISC Bhd (a)	107,100	$ 173,382
MMC Corp. Bhd	61,800	52,471
Parkson Holdings Bhd	40,771	48,566
Petronas Chemicals Group Bhd	242,300	545,780
Petronas Dagangan Bhd	21,700	210,366
Petronas Gas Bhd	52,200	405,495
PPB Group Bhd	41,100	191,405
Public Bank Bhd (For. Reg.)	92,300	535,115
RHB Capital Bhd	59,936	149,816
SapuraKencana Petroleum Bhd (a)	314,600	398,669
Sime Darby Bhd	240,100	724,902
Telekom Malaysia Bhd	97,700	162,189
Tenaga Nasional Bhd	259,125	774,132
UEM Land Holdings Bhd	141,000	104,527
UMW Holdings Bhd	45,000	182,481
YTL Corp. Bhd	492,900	257,654
YTL Power International Bhd	210,800	126,887
TOTAL MALAYSIA		13,077,095
Mauritius - 0.0%
Golden Agri-Resources Ltd.	584,000	282,080
Mexico - 1.0%
Alfa SA de CV Series A	252,500	692,441
America Movil S.A.B. de CV Series L	3,300,146	3,541,133
CEMEX SA de CV unit	1,011,332	1,075,881
Coca-Cola FEMSA S.A.B. de CV Series L	37,600	458,269
Compartamos S.A.B. de CV	91,900	179,049
Controladora Commercial Mexicana S.A.B. de CV unit	37,600	154,149
El Puerto de Liverpool S.A.B. de CV Class C	16,700	180,360
Embotelladoras Arca S.A.B. de CV	29,662	176,077
Fibra Uno Administracion SA de CV	114,600	356,433
Fomento Economico Mexicano S.A.B. de CV unit	177,600	1,661,352
Genomma Lab Internacional SA de CV (a)(d)	76,100	202,801
Grupo Aeroportuario del Pacifico SA de CV Series B	26,400	137,349
Grupo Aeroportuario del Sureste SA de CV Series B	19,700	235,468
Grupo Bimbo S.A.B. de CV Series A	153,000	513,977
Grupo Carso SA de CV Series A1	48,100	258,762
Grupo Comercial Chedraui S.A.B. de CV	26,200	81,930
Grupo Financiero Banorte S.A.B. de CV Series O	220,800	1,409,356
Grupo Financiero Inbursa S.A.B. de CV Series O	218,600	563,118
Grupo Financiero Santander Mexico S.A.B. de CV	160,600	449,529
Grupo Mexico SA de CV Series B	337,023	1,064,494
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV	233,700	$ 1,427,572
Industrias CH SA de CV (a)	16,400	80,823
Industrias Penoles SA de CV	12,160	355,790
Kimberly-Clark de Mexico SA de CV Series A	134,800	409,858
Mexichem S.A.B. de CV	90,884	379,564
Minera Frisco S.A.B. de CV (a)	51,800	132,445
OHL Mexico S.A.B. de CV (a)(d)	62,100	159,590
Wal-Mart de Mexico SA de CV Series V	471,600	1,226,057
TOTAL MEXICO		17,563,627
Morocco - 0.0%
Attijariwafa Bank	2,059	82,762
Douja Promotion Groupe Addoha SA	11,506	81,885
Maroc Telecom SA	9,013	108,007
TOTAL MOROCCO		272,654
Netherlands - 2.1%
AEGON NV	160,311	1,275,576
Akzo Nobel NV	21,786	1,584,302
ASML Holding NV (Netherlands)	32,087	3,038,247
CNH Industrial NV (a)	83,253	984,550
Corio NV	5,911	257,905
Delta Lloyd NV	16,452	349,808
European Aeronautic Defence and Space Co. (EADS) NV	52,192	3,586,411
Fugro NV (Certificaten Van Aandelen)	6,482	405,591
Gemalto NV	7,234	811,196
Heineken Holding NV	8,633	549,678
Heineken NV (Bearer)	20,281	1,401,609
ING Groep NV (Certificaten Van Aandelen) (a)	344,252	4,374,660
Koninklijke Ahold NV	91,045	1,733,101
Koninklijke Boskalis Westminster NV	6,858	330,277
Koninklijke KPN NV (a)	288,101	920,812
Koninklijke Philips Electronics NV	85,229	3,012,055
OCI NV (a)	7,976	306,689
QIAGEN NV (a)	20,699	476,083
Randstad Holding NV	10,986	678,018
Reed Elsevier NV	62,142	1,251,678
Royal DSM NV	13,703	1,037,987
STMicroelectronics NV	60,397	464,575
TNT Express NV	32,676	301,688
Unilever NV (Certificaten Van Aandelen) (Bearer)	145,591	5,772,025
Vopak NV	6,233	383,748
Common Stocks - continued
	Shares	Value
Netherlands - continued
Wolters Kluwer NV	27,489	$ 745,717
Ziggo NV	14,254	611,663
TOTAL NETHERLANDS		36,645,649
New Zealand - 0.1%
Auckland International Airport Ltd.	102,142	289,387
Contact Energy Ltd.	32,799	142,233
Fletcher Building Ltd.	59,750	493,041
Sky City Entertainment Group Ltd.	52,791	169,625
Telecom Corp. of New Zealand Ltd.	161,007	312,531
TOTAL NEW ZEALAND		1,406,817
Norway - 0.4%
Aker Solutions ASA	15,421	213,193
DNB ASA	85,925	1,522,764
Gjensidige Forsikring ASA	17,447	325,608
Norsk Hydro ASA	80,925	361,597
Orkla ASA	71,253	577,512
Statoil ASA	100,385	2,375,231
Telenor ASA	63,751	1,531,382
Yara International ASA	17,108	738,572
TOTAL NORWAY		7,645,859
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	16,667	241,672
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	189,500	222,980
Aboitiz Power Corp.	123,700	97,323
Alliance Global Group, Inc.	285,600	174,142
Ayala Corp.	16,290	227,302
Ayala Land, Inc.	434,000	295,761
Bank of the Philippine Islands (BPI)	60,616	140,266
BDO Unibank, Inc.	114,083	213,831
DMCI Holdings, Inc.	61,800	74,077
Globe Telecom, Inc.	2,525	101,666
International Container Terminal Services, Inc.	57,840	139,196
Jollibee Food Corp.	29,990	123,111
Metro Pacific Investments Corp.	751,700	84,885
Metropolitan Bank & Trust Co.	41,128	84,702
Philippine Long Distance Telephone Co.	3,025	200,710
PNOC Energy Development Corp.	507,100	68,059
SM Investments Corp.	23,577	467,012
Common Stocks - continued
	Shares	Value
Philippines - continued
SM Prime Holdings, Inc.	548,875	$ 243,606
Universal Robina Corp.	80,780	238,330
TOTAL PHILIPPINES		3,196,959
Poland - 0.3%
Alior Bank SA	2,713	68,698
Bank Handlowy w Warszawie SA	2,630	101,431
Bank Millennium SA (a)	29,139	72,461
Bank Polska Kasa Opieki SA	11,660	730,560
Bank Zachodni WBK SA	2,586	314,818
BRE Bank SA	1,417	234,606
Cyfrowy Polsat SA (a)	15,835	115,151
ENEA SA	10,100	47,543
Eurocash SA	6,822	104,865
Grupa Lotos SA (a)	4,883	59,762
Jastrzebska Spolka Weglowa SA	4,152	89,837
KGHM Polska Miedz SA (Bearer)	12,142	490,946
Polish Oil & Gas Co. SA	156,533	288,130
Polska Grupa Energetyczna SA	65,903	385,104
Polski Koncern Naftowy Orlen SA	28,030	395,833
Powszechna Kasa Oszczednosci Bank SA	80,403	1,066,263
Powszechny Zaklad Ubezpieczen SA	5,231	796,108
Synthos SA	38,228	64,782
Tauron Polska Energia SA	98,383	160,653
Telekomunikacja Polska SA	64,290	208,293
Zaklady Azotowe w Tarnowie-Moscicach SA	3,697	97,815
TOTAL POLAND		5,893,659
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	169,312	223,677
Energias de Portugal SA	179,750	661,879
Galp Energia SGPS SA Class B	31,153	527,879
Jeronimo Martins SGPS SA	21,464	396,633
Portugal Telecom SGPS SA (Reg.)	60,605	273,178
TOTAL PORTUGAL		2,083,246
Russia - 1.2%
Federal Grid Co. of Unified Energy System (a)	23,194,927	70,900
Gazprom OAO	40,634	190,660
Gazprom OAO sponsored ADR (Reg. S)	510,638	4,779,572
Inter Rao Ues JSC (a)	140,047,000	40,950
LSR Group OJSC GDR (Reg. S)	16,681	68,476
LUKOIL Oil Co.	665	43,627
Common Stocks - continued
	Shares	Value
Russia - continued
LUKOIL Oil Co. sponsored ADR (United Kingdom)	45,128	$ 2,960,397
Magnit OJSC GDR (Reg. S)	23,035	1,479,999
Megafon OJSC GDR	8,426	305,864
Mobile TeleSystems OJSC sponsored ADR	46,688	1,064,486
Norilsk Nickel OJSC (a)	279	42,454
Norilsk Nickel OJSC ADR	45,133	683,314
NOVATEK OAO GDR (Reg. S)	8,078	1,134,959
Rosneft Oil Co. OJSC (a)	1,806	14,330
Rosneft Oil Co. OJSC GDR (Reg. S)	101,613	802,235
Rostelecom sponsored ADR	16,775	365,360
RusHydro JSC (a)	144,700	2,540
RusHydro JSC sponsored ADR	88,053	148,281
Sberbank (Savings Bank of the Russian Federation)	280,115	897,884
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	175,028	2,235,108
Severstal (a)	229	2,005
Severstal GDR (Reg. S)	20,751	181,156
Sistema JSFC sponsored GDR	10,832	290,298
Surgutneftegas:
(Reg.)	10,100	8,890
sponsored ADR	77,164	682,130
Tatneft OAO sponsored ADR	20,957	861,542
TMK OAO GDR (Reg. S)	4,722	61,008
Uralkali OJSC	1,055	5,625
Uralkali OJSC GDR (Reg. S)	22,753	607,733
VTB Bank OJSC	2,224,000	3,082
VTB Bank OJSC sponsored GDR (Reg. S)	137,897	383,216
TOTAL RUSSIA		20,418,081
Singapore - 1.0%
Ascendas Real Estate Investment Trust	185,000	352,962
CapitaCommercial Trust (REIT)	189,000	224,420
CapitaLand Ltd.	221,000	555,080
CapitaMall Trust	212,000	344,743
CapitaMalls Asia Ltd.	121,000	196,764
City Developments Ltd.	39,000	323,378
ComfortDelgro Corp. Ltd.	173,000	268,093
DBS Group Holdings Ltd.	154,712	2,084,913
Global Logistic Properties Ltd.	279,000	694,019
Hutchison Port Holdings Trust	469,000	342,370
Jardine Cycle & Carriage Ltd.	10,000	295,041
Keppel Corp. Ltd.	130,400	1,138,979
Common Stocks - continued
	Shares	Value
Singapore - continued
Keppel Land Ltd.	69,000	$ 206,078
Olam International Ltd.	153,363	190,130
Oversea-Chinese Banking Corp. Ltd.	235,404	1,970,859
SembCorp Industries Ltd.	85,000	364,032
SembCorp Marine Ltd.	66,000	239,092
Singapore Airlines Ltd.	48,000	403,027
Singapore Exchange Ltd.	79,000	466,801
Singapore Press Holdings Ltd.	138,000	472,146
Singapore Technologies Engineering Ltd.	133,000	451,827
Singapore Telecommunications Ltd.	718,000	2,184,866
StarHub Ltd.	57,000	204,194
United Overseas Bank Ltd.	115,856	1,943,680
UOL Group Ltd.	40,000	212,204
Wilmar International Ltd.	168,000	467,944
Yangzijiang Shipbuilding Holdings Ltd.	145,000	137,740
TOTAL SINGAPORE		16,735,382
South Africa - 1.5%
African Bank Investments Ltd.	73,666	124,749
African Rainbow Minerals Ltd.	10,230	195,933
Anglo American Platinum Ltd. (a)	6,211	251,274
AngloGold Ashanti Ltd.	33,140	500,891
Aspen Pharmacare Holdings Ltd.	26,489	737,431
Assore Ltd.	3,439	140,455
Barclays Africa Group Ltd.	31,972	493,621
Barloworld Ltd.	21,767	195,147
Bidvest Group Ltd.	25,477	679,412
Discovery Holdings Ltd.	26,826	227,141
Exxaro Resources Ltd.	11,751	180,267
FirstRand Ltd.	270,752	970,945
Foschini Ltd.	17,066	196,538
Gold Fields Ltd.	65,512	303,282
Growthpoint Properties Ltd.	165,128	419,451
Harmony Gold Mining Co. Ltd.	35,844	123,683
Impala Platinum Holdings Ltd.	47,882	581,906
Imperial Holdings Ltd.	16,833	357,662
Investec Ltd.	25,354	179,874
Kumba Iron Ore Ltd.	7,347	307,551
Liberty Holdings Ltd.	10,302	127,252
Life Healthcare Group Holdings Ltd.	87,574	357,667
Massmart Holdings Ltd.	9,611	154,140
Mediclinic International Ltd.	35,762	269,495
Common Stocks - continued
	Shares	Value
South Africa - continued
MMI Holdings Ltd.	91,153	$ 223,825
Mr Price Group Ltd.	23,077	363,600
MTN Group Ltd.	152,560	3,032,432
Nampak Ltd.	52,778	174,547
Naspers Ltd. Class N	35,523	3,322,734
Nedbank Group Ltd.	18,213	395,511
Netcare Ltd.	79,500	197,349
Northam Platinum Ltd. (a)	29,118	119,503
Pick 'n Pay Stores Ltd.	24,940	117,859
Pretoria Portland Cement Co. Ltd.	42,110	133,183
Rand Merchant Insurance Holdings Ltd.	62,539	176,178
Redefine Properties Ltd. unit	249,916	256,420
Remgro Ltd.	41,551	846,024
Reunert Ltd.	13,057	91,697
RMB Holdings Ltd.	57,506	288,310
Sanlam Ltd.	159,374	855,392
Sappi Ltd. (a)	56,663	166,849
Sasol Ltd.	49,757	2,542,475
Shoprite Holdings Ltd.	38,449	703,965
Spar Group Ltd.	15,320	196,102
Standard Bank Group Ltd.	106,086	1,347,587
Steinhoff International Holdings Ltd.	114,987	444,542
Tiger Brands Ltd.	15,516	454,688
Transportation Hex Group Ltd. (a)	136	45
Truworths International Ltd.	38,087	364,224
Vodacom Group Ltd.	32,776	375,469
Woolworths Holdings Ltd.	65,125	489,796
TOTAL SOUTH AFRICA		25,756,073
Spain - 2.3%
Abertis Infraestructuras SA	34,392	737,793
ACS Actividades de Construccion y Servicios SA	12,905	423,589
Amadeus IT Holding SA Class A	34,084	1,265,691
Banco Bilbao Vizcaya Argentaria SA	503,667	5,886,322
Banco de Sabadell SA	298,742	766,616
Banco Popular Espanol SA (a)	112,088	637,970
Banco Santander SA:
(Spain)	974,291	8,637,353
(Spain) sponsored ADR	26,000	231,660
rights (a)	974,291	210,977
Bankia SA (a)	357,772	535,313
Cintra Concesiones de Infrastructuras de Transporte SA	35,326	673,653
Common Stocks - continued
	Shares	Value
Spain - continued
Criteria CaixaCorp SA	108,527	$ 564,213
Distribuidora Internacional de Alimentacion SA	52,731	482,053
Enagas SA	18,102	483,941
Gas Natural SDG SA	31,513	743,206
Grifols SA	12,989	532,690
Grupo Acciona SA	2,508	159,127
Iberdrola SA	428,258	2,691,031
Inditex SA (d)	19,522	3,207,225
International Consolidated Airlines Group SA (a)	67,621	376,431
International Consolidated Airlines Group SA CDI (a)	12,980	72,405
MAPFRE SA (Reg.)	63,521	255,632
Red Electrica Corporacion SA	9,790	610,253
Repsol YPF SA	77,778	2,088,829
Telefonica SA	365,796	6,437,763
Zardoya Otis SA	14,098	245,586
TOTAL SPAIN		38,957,322
Sweden - 2.1%
Alfa Laval AB	28,672	654,849
ASSA ABLOY AB (B Shares)	29,416	1,460,348
Atlas Copco AB:
(A Shares)	60,657	1,683,032
(B Shares)	34,338	854,734
Boliden AB	27,617	393,369
Electrolux AB (B Shares)	21,013	518,836
Elekta AB (B Shares)	32,753	483,204
Getinge AB (B Shares)	17,929	568,577
H&M Hennes & Mauritz AB (B Shares)	84,785	3,663,521
Hexagon AB (B Shares)	21,929	658,542
Husqvarna AB (B Shares)	37,892	222,906
Industrivarden AB (C Shares)	10,819	192,837
Investment AB Kinnevik (B Shares)	19,913	733,825
Investor AB (B Shares)	40,480	1,300,597
Lundin Petroleum AB (a)	19,382	400,199
Nordea Bank AB	253,664	3,249,066
Ratos AB (B Shares)	17,381	150,607
Sandvik AB	94,340	1,276,783
Scania AB (B Shares)	29,733	596,491
Securitas AB (B Shares)	30,007	342,670
Skandinaviska Enskilda Banken AB (A Shares)	133,979	1,623,036
Skanska AB (B Shares)	34,823	671,197
SKF AB (B Shares)	34,487	913,792
Common Stocks - continued
	Shares	Value
Sweden - continued
Svenska Cellulosa AB (SCA) (B Shares)	52,271	$ 1,484,227
Svenska Handelsbanken AB (A Shares)	44,880	2,033,436
Swedbank AB (A Shares)	81,219	2,118,195
Swedish Match Co. AB	18,061	595,897
Tele2 AB (B Shares)	27,806	335,557
Telefonaktiebolaget LM Ericsson (B Shares)	273,005	3,265,472
TeliaSonera AB	212,052	1,757,269
Volvo AB (B Shares)	137,326	1,764,244
TOTAL SWEDEN		35,967,315
Switzerland - 6.1%
ABB Ltd. (Reg.)	196,653	5,010,241
Actelion Ltd.	9,629	745,509
Adecco SA (Reg.)	11,688	862,414
Aryzta AG	7,697	575,144
Baloise Holdings AG	4,222	491,368
Banque Cantonale Vaudoise (Bearer)	273	151,942
Barry Callebaut AG	209	218,363
Coca-Cola HBC AG	1,821	52,615
Coca-Cola HBC AG sponsored ADR	14,938	431,111
Compagnie Financiere Richemont SA Series A	46,819	4,801,353
Credit Suisse Group	134,725	4,191,021
Ems-Chemie Holding AG	713	259,905
Geberit AG (Reg.)	3,463	1,035,446
Givaudan SA	739	1,049,024
Holcim Ltd. (Reg.)	20,880	1,555,616
Julius Baer Group Ltd.	20,315	998,342
Kuehne & Nagel International AG	4,696	593,631
Lindt & Spruengli AG	9	452,703
Lindt & Spruengli AG (participation certificate)	80	337,687
Lonza Group AG	4,669	417,321
Nestle SA	288,673	20,837,540
Novartis AG	205,721	15,968,596
Pargesa Holding SA	2,409	191,823
Partners Group Holding AG	1,510	391,250
Roche Holding AG (participation certificate)	62,902	17,414,429
Schindler Holding AG:
(participation certificate)	4,426	627,791
(Reg.)	1,933	274,819
SGS SA (Reg.)	484	1,134,054
Sika AG (Bearer)	202	636,934
Sonova Holding AG Class B	4,469	581,682
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sulzer AG (Reg.)	2,291	$ 358,793
Swatch Group AG (Bearer)	2,775	1,775,376
Swatch Group AG (Bearer) (Reg.)	3,811	424,635
Swiss Life Holding AG	2,986	593,350
Swiss Prime Site AG	4,783	362,672
Swiss Re Ltd.	31,549	2,771,208
Swisscom AG	2,069	1,055,992
Syngenta AG (Switzerland)	8,356	3,372,621
Transocean Ltd. (Switzerland)	32,509	1,536,685
UBS AG	327,197	6,328,340
Zurich Insurance Group AG	13,286	3,673,839
TOTAL SWITZERLAND		104,543,185
Taiwan - 2.3%
Acer, Inc. (a)	230,013	150,034
Advanced Semiconductor Engineering, Inc.	530,639	521,508
Advantech Co. Ltd.	22,400	143,448
Asia Cement Corp.	226,613	306,796
ASUSTeK Computer, Inc.	58,422	446,575
AU Optronics Corp. (a)	760,000	248,121
Catcher Technology Co. Ltd.	62,000	360,183
Cathay Financial Holding Co. Ltd.	689,026	1,036,992
Chang Hwa Commercial Bank	442,587	264,635
Cheng Shin Rubber Industry Co. Ltd.	162,513	432,853
Cheng Uei Precision Industries Co. Ltd.	31,270	65,440
Chicony Electronics Co. Ltd.	49,413	122,714
China Airlines Ltd. (a)	190,835	69,047
China Development Finance Holding Corp.	1,216,819	362,545
China Life Insurance Co. Ltd.	210,258	205,722
China Motor Co. Ltd.	39,000	37,231
China Petrochemical Development Corp.	165,050	82,707
China Steel Corp.	1,083,217	940,248
Chinatrust Financial Holding Co. Ltd.	1,223,147	826,928
Chunghwa Picture Tubes, Ltd. (a)	551	30
Chunghwa Telecom Co. Ltd.	336,400	1,077,966
Clevo Co. Ltd.	47,544	100,951
Compal Electronics, Inc.	385,394	301,140
CTCI Corp.	45,000	78,580
Delta Electronics, Inc.	167,000	865,211
E.SUN Financial Holdings Co. Ltd.	411,224	274,522
ECLAT Textile Co. Ltd.	14,000	153,864
Epistar Corp.	72,000	124,994
Common Stocks - continued
	Shares	Value
Taiwan - continued
EVA Airways Corp. (a)	127,100	$ 70,599
Evergreen Marine Corp. (Taiwan) (a)	118,199	69,470
Far Eastern Department Stores Co. Ltd.	75,246	80,781
Far Eastern Textile Ltd.	269,882	309,445
Far EasTone Telecommunications Co. Ltd.	140,000	321,046
Farglory Land Development Co. Ltd.	26,000	47,610
Feng Hsin Iron & Steel Co.	34,000	61,913
First Financial Holding Co. Ltd.	609,887	377,100
Formosa Chemicals & Fibre Corp.	300,620	867,085
Formosa International Hotel Corp.	3,531	42,406
Formosa Petrochemical Corp.	98,000	263,686
Formosa Plastics Corp.	369,640	1,002,116
Formosa Taffeta Co. Ltd.	50,000	62,086
Foxconn Technology Co. Ltd.	73,815	185,070
Fubon Financial Holding Co. Ltd.	595,487	869,915
Giant Manufacturing Co. Ltd.	25,042	187,592
Hermes Microvision, Inc.	2,000	65,296
Highwealth Construction Corp.	24,000	51,694
HIWIN Technologies Corp.	13,139	103,559
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,007,024	2,548,778
Hotai Motor Co. Ltd.	21,000	249,703
HTC Corp.	69,057	339,009
Hua Nan Financial Holdings Co. Ltd.	483,123	285,590
Innolux Corp. (a)	567,170	224,479
Inventec Corp.	232,209	207,477
Kinsus Interconnect Technology Corp.	20,000	71,344
Largan Precision Co. Ltd.	9,000	305,758
Lee Chang Yung Chemical Industry Corp.	38,809	51,156
LITE-ON Technology Corp.	179,861	314,077
MediaTek, Inc.	108,007	1,475,074
Mega Financial Holding Co. Ltd.	821,551	708,931
Merida Industry Co. Ltd.	21,000	159,096
Nan Ya Plastics Corp.	423,980	965,064
Nankang Rubber Tire Co. Ltd.	43,164	55,357
Novatek Microelectronics Corp.	53,000	209,767
Pegatron Corp.	137,652	191,268
Phison Electronics Corp.	9,199	66,254
Pou Chen Corp.	182,240	221,647
Powertech Technology, Inc.	48,700	87,688
President Chain Store Corp.	50,000	363,513
Quanta Computer, Inc.	213,000	504,369
Radiant Opto-Electronics Corp.	40,672	151,993
Common Stocks - continued
	Shares	Value
Taiwan - continued
Realtek Semiconductor Corp.	33,744	$ 78,413
Ruentex Development Co. Ltd.	57,031	119,158
Ruentex Industries Ltd.	35,754	92,072
ScinoPharm Taiwan Ltd.	18,720	62,326
Shin Kong Financial Holding Co. Ltd.	563,461	195,254
Siliconware Precision Industries Co. Ltd.	254,000	308,019
SIMPLO Technology Co. Ltd.	27,971	137,313
Sinopac Holdings Co.	558,970	275,355
Standard Foods Corp.	28,964	88,560
Synnex Technology International Corp.	98,496	157,105
Taishin Financial Holdings Co. Ltd.	580,700	292,964
Taiwan Business Bank	281,370	86,222
Taiwan Cement Corp.	290,110	421,342
Taiwan Cooperative Financial Holding Co. Ltd.	484,335	271,497
Taiwan Fertilizer Co. Ltd.	72,000	171,225
Taiwan Glass Industry Corp.	92,210	93,197
Taiwan Mobile Co. Ltd.	151,400	516,925
Taiwan Semiconductor Manufacturing Co. Ltd.	2,214,000	8,144,456
TECO Electric & Machinery Co. Ltd.	156,000	166,149
Transcend Information, Inc.	23,000	72,512
Tripod Technology Corp.	28,880	57,005
TSRC Corp.	64,710	119,373
U-Ming Marine Transport Corp.	42,000	68,989
Unified-President Enterprises Corp.	409,715	779,482
Unimicron Technology Corp.	141,000	111,373
United Microelectronics Corp.	1,048,000	443,737
Vanguard International Semiconductor Corp.	56,000	60,499
Walsin Lihwa Corp. (a)	258,000	79,850
Wan Hai Lines Ltd.	69,850	37,612
Wistron Corp.	187,819	176,110
WPG Holding Co. Ltd.	137,107	166,755
Yang Ming Marine Transport Corp. (a)	126,100	55,906
Yuanta Financial Holding Co. Ltd.	728,157	395,805
Yulon Motor Co. Ltd.	64,000	112,845
TOTAL TAIWAN		38,812,251
Thailand - 0.5%
Advanced Info Service PCL	6,600	54,072
Advanced Info Service PCL (For. Reg.)	89,200	730,795
Airports of Thailand PCL (For. Reg.)	40,000	272,450
Bangkok Bank PCL	49,300	326,291
Bangkok Bank PCL (For. Reg.)	79,600	526,831
Common Stocks - continued
	Shares	Value
Thailand - continued
Bangkok Dusit Medical Service PCL (For. Reg.)	30,900	$ 133,031
Bank of Ayudhya PCL (For. Reg.)	212,100	260,653
Banpu PCL (For. Reg.)	102,000	95,036
BEC World PCL (For. Reg.)	89,300	167,124
C.P. ALL PCL (For. Reg.)	372,500	469,739
Central Pattana PCL (For. Reg.)	104,600	161,311
Charoen Pokphand Foods PCL (For. Reg.)	233,700	182,455
Glow Energy PCL	15,000	35,060
Glow Energy PCL (For. Reg.)	38,300	89,520
Home Product Center PCL (For. Reg.)	237,883	88,657
Indorama Ventures PCL (For. Reg.)	137,500	110,442
IRPC PCL (For. Reg.)	717,500	82,527
Kasikornbank PCL	67,500	420,723
Kasikornbank PCL (For. Reg.)	104,900	653,835
Krung Thai Bank PCL (For. Reg.)	293,975	191,733
Minor International PCL	30,000	26,747
Minor International PCL (For. Reg.)	123,100	109,752
PTT Exploration and Production PCL	10,200	55,219
PTT Exploration and Production PCL (For. Reg.)	118,051	639,087
PTT Global Chemical PCL (For. Reg.)	149,586	377,269
PTT PCL	6,200	63,145
PTT PCL (For. Reg.)	73,100	744,504
Siam Cement PCL	10,600	149,847
Siam Cement PCL (For. Reg.)	30,000	424,096
Siam Commercial Bank PCL (For. Reg.)	152,800	807,569
Thai Oil PCL (For. Reg.)	61,000	123,470
True Corp. PCL (For. Reg.) (a)	383,400	109,015
TOTAL THAILAND		8,682,005
Turkey - 0.3%
Akbank T.A.S.	162,187	636,967
Anadolu Efes Biracilik Ve Malt Sanayii A/S	18,703	238,911
Arcelik A/S	18,237	116,479
Bim Birlesik Magazalar A/S JSC	19,578	410,930
Coca-Cola Icecek A/S	5,062	145,172
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	51,404	73,388
Enka Insaat ve Sanayi A/S	33,213	97,164
Eregli Demir ve Celik Fabrikalari T.A.S.	131,755	182,823
Ford Otomotiv Sanayi A/S	5,405	76,083
Haci Omer Sabanci Holding A/S	70,475	334,679
Koc Holding A/S	64,507	316,678
Koza Altin Isletmeleri A/S	3,700	65,613
Common Stocks - continued
	Shares	Value
Turkey - continued
TAV Havalimanlari Holding A/S	16,752	$ 121,680
Tofas Turk Otomobil Fabrikasi A/S	9,000	59,737
Tupras Turkiye Petrol Rafinelleri A/S	11,303	256,494
Turk Hava Yollari AO	44,974	176,179
Turk Sise ve Cam Fabrikalari A/S	35,934	52,922
Turk Telekomunikasyon A/S	35,968	124,323
Turkcell Iletisim Hizmet A/S (a)	67,421	418,390
Turkiye Garanti Bankasi A/S	220,194	886,843
Turkiye Halk Bankasi A/S	55,066	445,493
Turkiye Is Bankasi A/S Series C	146,994	403,520
Turkiye Vakiflar Bankasi TAO	61,798	148,594
Yapi ve Kredi Bankasi A/S	70,481	163,470
TOTAL TURKEY		5,952,532
United Kingdom - 13.7%
3i Group PLC	91,568	547,786
Aberdeen Asset Management PLC	87,839	623,785
Admiral Group PLC	17,233	353,406
Aggreko PLC	23,214	599,263
AMEC PLC	28,124	530,757
Anglo American PLC (United Kingdom)	126,320	3,007,741
Antofagasta PLC	33,953	465,464
ARM Holdings PLC	125,892	1,972,681
Associated British Foods PLC	31,302	1,137,799
AstraZeneca PLC (United Kingdom)	111,769	5,917,073
Aviva PLC	265,744	1,907,754
Babcock International Group PLC	33,520	685,261
BAE Systems PLC	292,054	2,129,266
Barclays PLC	1,371,005	5,768,457
BG Group PLC	305,378	6,235,605
BHP Billiton PLC	189,861	5,858,825
BP PLC	1,699,338	13,191,301
British American Tobacco PLC (United Kingdom)	171,383	9,455,592
British Land Co. PLC	86,143	859,117
British Sky Broadcasting Group PLC	92,970	1,397,513
BT Group PLC	703,722	4,257,964
Bunzl PLC	28,919	638,497
Burberry Group PLC	38,938	958,349
Capita Group PLC	60,134	950,690
Capital Shopping Centres Group PLC	60,793	335,511
Carnival PLC	15,973	567,717
Centrica PLC	462,875	2,622,842
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Cobham PLC	92,561	$ 427,724
Compass Group PLC	163,461	2,350,978
Croda International PLC	12,693	495,774
Diageo PLC	224,717	7,163,411
Direct Line Insurance Group PLC	74,004	266,981
easyJet PLC	14,484	303,998
Fresnillo PLC	15,905	248,773
G4S PLC (United Kingdom)	144,635	606,439
GKN PLC	144,946	855,023
GlaxoSmithKline PLC	440,731	11,618,717
Hammerson PLC	61,798	524,170
Hargreaves Lansdown PLC	19,542	372,870
HSBC Holdings PLC (United Kingdom)	1,668,132	18,284,970
ICAP PLC	48,046	296,746
IMI PLC	27,485	669,415
Imperial Tobacco Group PLC	87,301	3,260,097
Inmarsat PLC	38,663	446,654
InterContinental Hotel Group PLC	24,618	717,289
Intertek Group PLC	14,667	783,589
Invensys PLC	62,040	500,359
Investec PLC	48,743	341,223
ITV PLC	328,959	1,006,908
J Sainsbury PLC	113,329	716,853
Johnson Matthey PLC	18,652	898,395
Kingfisher PLC	209,373	1,267,300
Land Securities Group PLC	69,210	1,096,951
Legal & General Group PLC	534,580	1,854,006
Lloyds Banking Group PLC (a)	4,143,142	5,124,235
London Stock Exchange Group PLC	16,652	438,411
Marks & Spencer Group PLC	142,959	1,154,125
Meggitt PLC	68,190	625,948
Melrose PLC	162,537	834,479
National Grid PLC	326,844	4,107,370
Next PLC	14,593	1,274,044
Old Mutual PLC	433,112	1,413,904
Pearson PLC	72,361	1,513,432
Persimmon PLC	28,191	571,798
Prudential PLC	229,670	4,696,927
Reckitt Benckiser Group PLC	57,787	4,491,947
Reed Elsevier PLC	108,080	1,514,602
Rexam PLC	70,286	585,459
Rio Tinto PLC	114,575	5,797,516
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rolls-Royce Group PLC	169,130	$ 3,118,605
Royal & Sun Alliance Insurance Group PLC	315,564	649,672
Royal Bank of Scotland Group PLC (a)	188,749	1,111,641
Royal Dutch Shell PLC:
Class A (Netherlands)	92,889	3,094,215
Class A (United Kingdom)	247,676	8,248,808
Class B (United Kingdom)	229,138	7,932,766
SABMiller PLC	86,159	4,495,314
Sage Group PLC	100,114	541,122
Schroders PLC	8,896	367,865
Scottish & Southern Energy PLC	86,934	1,973,762
Segro PLC	64,284	336,842
Serco Group PLC	42,119	376,162
Severn Trent PLC	20,631	614,291
Smith & Nephew PLC	80,163	1,025,257
Smiths Group PLC	35,096	807,517
Standard Chartered PLC (United Kingdom)	217,316	5,224,925
Standard Life PLC	209,263	1,181,074
Tate & Lyle PLC	43,105	547,042
Tesco PLC	721,148	4,211,203
The Weir Group PLC	19,426	702,379
Travis Perkins PLC	21,280	633,274
TUI Travel PLC	38,849	239,818
Tullow Oil PLC	80,349	1,214,238
Unilever PLC	115,083	4,666,740
United Utilities Group PLC	58,628	662,259
Vedanta Resources PLC	7,779	132,586
Vodafone Group PLC	4,359,809	15,968,946
Whitbread PLC	16,237	893,761
William Hill PLC	81,337	522,837
WM Morrison Supermarkets PLC	199,366	900,172
TOTAL UNITED KINGDOM		236,890,919
United States of America - 0.0%
Southern Copper Corp.	14,752	412,318
TOTAL COMMON STOCKS (Cost $1,376,893,777)		1,592,553,387
Nonconvertible Preferred Stocks - 1.7%
	Shares	Value
Brazil - 1.0%
AES Tiete SA (PN) (non-vtg.)	8,800	$ 86,028
Banco Bradesco SA (PN)	149,279	2,151,025
Banco do Estado Rio Grande do Sul SA	12,800	92,277
Bradespar SA (PN)	20,300	241,585
Braskem SA (PN-A)	16,400	145,537
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	23,800	126,532
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	9,401	466,231
Companhia de Bebidas das Americas (AmBev) (PN)	47,306	1,764,736
Companhia Energetica de Minas Gerais (CEMIG) (PN)	37,158	330,577
Companhia Energetica de Sao Paulo Series B	15,900	166,296
Companhia Paranaense de Energia-Copel (PN-B)	8,900	124,112
Gerdau SA (PN)	56,550	446,049
Itau Unibanco Holding SA	175,390	2,708,907
Itausa-Investimentos Itau SA (PN)	251,384	1,082,875
Klabin SA (PN) (non-vtg.)	41,000	217,793
Lojas Americanas SA (PN)	36,925	273,287
Marcopolo SA (PN)	42,000	108,365
Metalurgica Gerdau SA (PN)	23,600	241,246
Oi SA (PN)	66,803	112,124
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	298,540	2,722,602
Suzano Papel e Celulose SA	27,500	111,463
Telefonica Brasil SA	20,440	450,461
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	36,200	191,972
Vale SA (PN-A)	136,100	1,995,145
TOTAL BRAZIL		16,357,225
Chile - 0.0%
Embotelladora Andina SA Class B	22,000	124,076
Sociedad Quimica y Minera de Chile SA (PN-B)	8,185	230,410
TOTAL CHILE		354,486
Colombia - 0.1%
Banco Davivienda SA	9,645	126,503
BanColombia SA (PN)	29,963	419,594
Grupo Aval Acciones y Valores SA	108,033	75,072
Grupo de Inversiones Suramerica SA	10,322	205,093
Inversiones Argos SA	9,012	104,581
TOTAL COLOMBIA		930,843
France - 0.0%
Air Liquide SA	3,733	508,369
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	4,603	$ 384,858
FUCHS PETROLUB AG	3,142	254,257
Henkel AG & Co. KGaA	15,661	1,694,719
Porsche Automobil Holding SE (Germany)	13,913	1,303,247
RWE AG (non-vtg.)	3,046	104,013
Volkswagen AG	13,112	3,332,688
TOTAL GERMANY		7,073,782
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	506,118	395,861
Korea (South) - 0.1%
Hyundai Motor Co.	2,156	234,639
Hyundai Motor Co. Series 2	3,391	383,424
LG Chemical Ltd.	624	79,082
Samsung Electronics Co. Ltd.	1,733	1,672,124
TOTAL KOREA (SOUTH)		2,369,269
Russia - 0.1%
AK Transneft OAO (a)	134	341,991
Sberbank (Savings Bank of the Russian Federation)	74,675	192,865
Surgutneftegas	472,517	351,396
TOTAL RUSSIA		886,252
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C	14,211,328	22,786
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $27,845,553)		28,898,873
Nonconvertible Bonds - 0.0%
	Principal Amount
India - 0.0%
Dr. Reddy's Laboratories Ltd. 9.25% 3/24/14 (g) (Cost $253)	11,184	941
U.S. Government and Government Agency Obligations - 0.3%

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.1% 12/26/13 to 5/1/14 (f) (Cost $4,998,481)	$ 5,000,000	4,998,744
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	27,658,074	$ 27,658,074
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	30,418,265	30,418,265
TOTAL MONEY MARKET FUNDS (Cost $58,076,339)		58,076,339
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,467,814,403)		1,684,528,284
NET OTHER ASSETS (LIABILITIES) - 2.3%		39,341,984
NET ASSETS - 100%		$ 1,723,870,268
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
741 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2013	$ 69,479,865	$ 118,912
440 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2013	22,525,800	34,955
48 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2013	7,053,719	32,820
TOTAL EQUITY INDEX CONTRACTS		$ 99,059,384	$ 186,687

The face value of futures purchased as a percentage of net assets is 5.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $126,482 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $997,764.
(g) Principal amount shown represents units.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,242
Fidelity Securities Lending Cash Central Fund	901,467
Total	$ 941,709
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 172,483,357	$ 116,236,797	$ 56,246,560	$ -
Consumer Staples	163,378,743	91,616,433	71,762,310	-
Energy	151,653,170	86,587,563	65,065,607	-
Financials	437,508,664	305,912,569	131,596,095	-
Health Care	124,478,476	51,393,928	73,084,548	-
Industrials	178,282,622	113,528,684	64,753,938	-
Information Technology	103,345,985	48,828,084	54,517,901	-
Materials	140,890,177	94,276,321	46,613,856	-
Telecommunication Services	94,093,133	41,528,862	52,564,271	-
Utilities	55,337,933	42,895,338	12,442,595	-
Corporate Bonds	941	-	941	-
U.S. Government and Government Agency Obligations	4,998,744	-	4,998,744	-
Money Market Funds	58,076,339	58,076,339	-	-
Total Investments in Securities:	$ 1,684,528,284	$ 1,050,880,918	$ 633,647,366	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 186,687	$ 186,687	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 121,319,347
Level 2 to Level 1	$ 961,249
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 186,687	$ -
Total Value of Derivatives	$ 186,687	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $28,791,946) - See accompanying schedule: Unaffiliated issuers (cost $1,409,738,064)	$ 1,626,451,945
Fidelity Central Funds (cost $58,076,339)	58,076,339
Total Investments (cost $1,467,814,403)		$ 1,684,528,284
Foreign currency held at value (cost $5,101,840)		5,100,779
Receivable for investments sold		65,178
Receivable for fund shares sold		97,898,833
Dividends receivable		3,309,826
Interest receivable		10
Distributions receivable from Fidelity Central Funds		38,248
Other receivables		1,009
Total assets		1,790,942,167

Liabilities
Payable for investments purchased	$ 36,204,062
Accrued management fee	266,676
Payable for daily variation margin for derivative instruments	45,450
Other payables and accrued expenses	137,446
Collateral on securities loaned, at value	30,418,265
Total liabilities		67,071,899

Net Assets		$ 1,723,870,268
Net Assets consist of:
Paid in capital		$ 1,483,651,633
Undistributed net investment income		31,941,857
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,402,753)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		216,679,531
Net Assets, for 139,551,472 shares outstanding		$ 1,723,870,268
Net Asset Value, offering price and redemption price per share ($1,723,870,268 ÷ 139,551,472 shares)		$ 12.35

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 40,680,813
Interest		3,721
Income from Fidelity Central Funds		941,709
Income before foreign taxes withheld		41,626,243
Less foreign taxes withheld		(3,348,854)
Total income		38,277,389

Expenses
Management fee	$ 2,604,622
Independent trustees' compensation	4,692
Interest	101
Miscellaneous	2,687
Total expenses before reductions	2,612,102
Expense reductions	(42)	2,612,060
Net investment income (loss)		35,665,329
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,000,856)
Foreign currency transactions	(115,226)
Futures contracts	6,274,545
Total net realized gain (loss)		158,463
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $38,565)	209,507,996
Assets and liabilities in foreign currencies	(49,472)
Futures contracts	242,016
Total change in net unrealized appreciation (depreciation)		209,700,540
Net gain (loss)		209,859,003
Net increase (decrease) in net assets resulting from operations		$ 245,524,332

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,665,329	$ 23,352,445
Net realized gain (loss)	158,463	(2,697,529)
Change in net unrealized appreciation (depreciation)	209,700,540	36,000,261
Net increase (decrease) in net assets resulting from operations	245,524,332	56,655,177
Distributions to shareholders from net investment income	(24,958,322)	(10,700,271)
Distributions to shareholders from net realized gain	(1,833,673)	-
Total distributions	(26,791,995)	(10,700,271)
Share transactions Proceeds from sales of shares	616,395,300	606,880,924
Reinvestment of distributions	26,791,994	10,700,271
Cost of shares redeemed	(165,779,887)	(119,469,748)
Net increase (decrease) in net assets resulting from share transactions	477,407,407	498,111,447
Total increase (decrease) in net assets	696,139,744	544,066,353

Net Assets
Beginning of period	1,027,730,524	483,664,171
End of period (including undistributed net investment income of $31,941,857 and undistributed net investment income of $21,358,175, respectively)	$ 1,723,870,268	$ 1,027,730,524
Other Information Shares
Sold	54,362,900	60,748,637
Issued in reinvestment of distributions	2,532,325	1,104,259
Redeemed	(14,781,206)	(11,655,821)
Net increase (decrease)	42,114,019	50,197,075

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended October 31,	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.24	$ 11.05	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.31	.31	.31	.23	.01
Net realized and unrealized gain (loss)	1.75	.19	(.96)	1.09	(.25)
Total from investment operations	2.06	.50	(.65)	1.32	(.24)
Distributions from net investment income	(.25)	(.19)	(.11)	(.03)	-
Distributions from net realized gain	(.02)	-	(.05)	-	-
Total distributions	(.26) J	(.19)	(.16)	(.03)	-
Net asset value, end of period	$ 12.35	$ 10.55	$ 10.24	$ 11.05	$ 9.76
Total Return B, C	19.97%	5.08%	(6.00)%	13.55%	(2.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	.20%	.20%	.24%	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20%	.24%	.25%	.25% A
Expenses net of all reductions	.20%	.20%	.24%	.18%	.25% A
Net investment income (loss)	2.73%	3.09%	2.81%	2.27%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,723,870	$ 1,027,731	$ 483,664	$ 182,037	$ 19,817
Portfolio turnover rate F	1%	1%	17%	8%	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 29, 2009 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than 1%.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.018 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 291,507,526
Gross unrealized depreciation	(79,122,277)
Net unrealized appreciation (depreciation) on securities and other investments	$ 212,385,249

Tax Cost	$ 1,472,143,035

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 34,147,630
Capital loss carryforward	$ (6,098,561)
Net unrealized appreciation (depreciation)	$ 212,307,007

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (2,685,793)
No expiration
Short-term	(450,448)
Long-term	(2,962,320)
Total no expiration	(3,412,768)
Total capital loss carryforward	$ (6,098,561)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012

Ordinary Income	$ 26,791,995	$ 10,700,271

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $6,274,545 and a change in net unrealized appreciation (depreciation) of $242,016 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $424,779,249 and $16,067,588, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,301,000.39%		$ 101

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,687 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $901,467.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $42.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Global ex U.S. Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series Global ex U.S. Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from September 29, 2009 (commencement of operations) to October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series Global ex U.S. Index Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from September 29, 2009 (commencement of operations) to October 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 16, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 394 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR , its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-
present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2009 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-
2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-
2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-
2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Global ex U.S. Index Fund voted to pay on December 09, 2013, to shareholders of record at the opening of business on December 6, 2013, a distribution of $0.014 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.232 per share from net investment income.

The fund designates 71% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.143 and $0.0141 for the dividend paid December 10, 2012.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode Capital Management, LLC's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series Global ex U.S. Index Fund

Annual Report

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.25% to 0.20%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SGX-ANN-1213
1.899279.104

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Investor Class

Fidelity Advantage® Class

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan® Global ex U.S. Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Spartan Emerging Markets Index Fund
Investor Class	.31%
Actual		$ 1,000.00	$ 993.10	$ 1.56
HypotheticalA		$ 1,000.00	$ 1,023.64	$ 1.58
Fidelity Advantage Class	.20%
Actual		$ 1,000.00	$ 993.10	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Institutional Class	.13%
Actual		$ 1,000.00	$ 993.10	$ .65
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .66
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 993.10	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Spartan Global ex U.S. Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 1,064.20	$ 1.14
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 1,064.20	$ .94
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .92
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,065.00	$ .68
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .66
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,064.10	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Spartan Emerging Markets Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Life of fund A
Investor Class	4.78%	1.22%
Fidelity Advantage® Class	4.93%	1.33%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Emerging Markets Index Fund - Investor Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the FTSE® Emerging Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid investor preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, central banks worldwide, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, combined with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone brightly, with most markets in the region - large and small - registering solid, index-beating gains. Another bright spot was Japan, which, despite a struggling yen and taking a second-half breather, posted a 34% result for the full year. The U.S. - by far the index's biggest constituent - also outperformed the global market with a roughly 28% advance. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as evidenced by performance in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%).

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Emerging Markets Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares gained 4.78% and 4.93%, respectively, trailing the FTSE® Emerging Index, which added 6.00%. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) During the period, the fund's greater-than-usual tracking error was primarily the result of differences between how Fidelity and the benchmark value securities. On an individual basis, the fund benefited the most from its position in Tencent Holdings, a provider of Internet services listed in Grand Cayman but headquartered in China, and contract semiconductor maker Taiwan Semiconductor Manufacturing. Also adding value was South African media company Naspers, sub-Saharan Africa's leading satellite television provider. In contrast, the fund was held back by challenges in the materials sector, where falling commodity prices hurt mining companies AngloGold Ashanti and Gold Fields (South Africa) and Vale (Brazil).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Emerging Markets Index

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.6	2.5
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.6	1.7
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.6	1.7
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	1.6	1.3
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.5	1.5
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.5	0.9
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.2	1.2
Itau Unibanco Holding SA (Brazil, Commercial Banks)	1.1	1.1
Naspers Ltd. Class N (South Africa, Media)	1.1	0.7
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.0	0.9
	14.8
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.8	29.6
Energy	13.3	13.5
Information Technology	10.7	9.5
Materials	9.6	9.5
Consumer Staples	9.1	9.5
Telecommunication Services	8.6	8.6
Consumer Discretionary	6.4	5.5
Industrials	5.0	5.0
Utilities	3.4	3.8
Health Care	1.5	1.5
Geographic Diversification (% of fund's net assets)
As of October 31, 2013
Brazil 14.0%
Taiwan 12.6%
China 12.0%
South Africa 9.0%
India 8.5%
Russia 6.8%
Mexico 5.2%
Malaysia 4.6%
Hong Kong 4.3%
Other* 23.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of April 30, 2013
Brazil 14.7%
Taiwan 11.9%
China 11.8%
India 8.6%
South Africa 8.4%
Russia 6.3%
Mexico 5.7%
Malaysia 4.4%
Hong Kong 4.2%
Other* 24.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Annual Report

Spartan Emerging Markets Index

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value
Bermuda - 0.9%
Brilliance China Automotive Holdings Ltd.	176,000	$ 307,825
China Foods Ltd.	52,000	23,609
China Gas Holdings Ltd.	98,000	109,212
China Resources Gas Group Ltd.	42,000	108,616
China Yurun Food Group Ltd. (a)	105,000	69,612
CITIC Resources Holdings Ltd. (a)	112,000	15,746
Cosco Pacific Ltd.	104,974	153,000
Credicorp Ltd.	1,467	200,392
Credicorp Ltd.	1,774	244,457
GOME Electrical Appliances Holdings Ltd.	856,000	132,491
Haier Electronics Group Co. Ltd.	55,000	117,335
Hopson Development Holdings Ltd. (a)	48,000	59,002
Kunlun Energy Co. Ltd.	180,000	294,389
Nine Dragons Paper (Holdings) Ltd.	110,000	90,804
Shenzhen International Holdings Ltd.	642,500	78,728
Sinofert Holdings Ltd.	98,000	15,927
TOTAL BERMUDA		2,021,145
Brazil - 7.5%
AES Tiete SA	3,100	27,386
All America Latina Logistica SA	28,100	100,599
Banco Bradesco SA	56,180	900,555
Banco do Brasil SA	76,200	1,011,941
Banco Santander SA (Brasil) unit	63,700	436,477
BB Seguridade Participacoes SA	40,100	438,018
BM&F Bovespa SA	125,700	708,683
BR Malls Participacoes SA	29,100	281,881
BR Properties SA	12,500	106,017
Brasil Foods SA	58,200	1,366,539
BTG Pactual Participations Ltd. unit	16,100	215,390
CCR SA	58,200	484,004
Centrais Eletricas Brasileiras SA (Electrobras)	16,000	50,710
Cetip SA - Mercados Organizado	13,903	154,161
Cia. Hering SA	9,000	130,770
Cielo SA	24,164	733,485
Companhia de Bebidas das Americas (AmBev)	9,900	368,786
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	22,000	233,140
Companhia Energetica de Minas Gerais (CEMIG)	5,880	52,049
Companhia Siderurgica Nacional SA (CSN)	45,100	245,411
Cosan SA Industria e Comercio	6,900	138,357
CPFL Energia SA	18,600	158,916
Common Stocks - continued
	Shares	Value
Brazil - continued
Cyrela Brazil Realty SA	17,000	$ 127,109
Drogasil SA	15,800	115,527
Duratex SA	18,870	117,674
Ecorodovias Infraestrutura e Logistica SA	11,400	77,350
Embraer SA	46,900	342,298
Energias do Brasil SA	18,000	102,848
Fibria Celulose SA (a)	14,300	185,437
Gerdau SA	10,700	70,929
Guararapes Confeccoes SA	500	22,531
Hypermarcas SA	23,900	208,573
Itau Unibanco Holding SA	21,100	307,430
JBS SA	45,700	164,220
Light SA	5,500	48,464
Localiza Rent A Car SA	8,890	144,846
Lojas Americanas SA	5,246	32,785
Lojas Renner SA	7,900	238,037
M. Dias Branco SA	2,900	136,016
MMX Mineracao e Metalicos SA (a)	29,300	11,117
MPX Mineracao e Energia SA (a)	12,751	25,614
MRV Engenharia e Participacoes SA	23,200	100,145
Multiplan Empreendimentos Imobiliarios SA	4,800	112,683
Multiplus SA	3,000	37,162
Natura Cosmeticos SA	11,000	219,980
Obrascon Huarte Lain Brasil SA	4,600	40,862
Oi SA	10,100	18,124
PDG Realty SA Empreendimentos e Participacoes (a)	98,100	88,895
Petroleo Brasileiro SA - Petrobras (ON)	243,900	2,127,402
Porto Seguro SA	7,400	92,987
Souza Cruz SA	26,300	284,461
Sul America SA unit	10,128	74,145
TIM Participacoes SA	52,800	269,162
Totvs SA	6,400	108,505
Tractebel Energia SA	13,500	229,600
Ultrapar Participacoes SA	25,200	671,565
Usinas Siderurgicas de Minas Gerais SA - Usiminas (a)	6,400	32,654
Vale SA	101,900	1,626,161
Weg SA	13,500	175,364
TOTAL BRAZIL		17,131,937
Cayman Islands - 3.4%
Agile Property Holdings Ltd.	74,000	89,243
Anta Sports Products Ltd.	63,000	90,360
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Belle International Holdings Ltd.	347,000	$ 489,640
Bosideng International Holdings Ltd.	204,000	47,099
China Dongxiang Group Co. Ltd.	224,000	34,959
China Huishan Dairy Hld Co. Ltd.	222,000	88,193
China Resources Cement Holdings Ltd.	119,064	79,704
China Resources Land Ltd.	120,000	347,478
China State Construction International Holdings Ltd.	98,000	165,082
China Zhongwang Holdings Ltd. (a)	88,400	28,733
Country Garden Holdings Co. Ltd.	278,000	190,043
ENN Energy Holdings Ltd.	48,000	284,483
Evergrande Real Estate Group Ltd.	309,000	130,328
GCL-Poly Energy Holdings Ltd. (a)	550,000	168,838
Geely Automobile Holdings Ltd.	285,000	143,731
Golden Eagle Retail Group Ltd. (H Shares)	40,000	60,054
Greentown China Holdings Ltd.	54,000	104,894
Hengan International Group Co. Ltd.	48,000	587,850
Kingboard Chemical Holdings Ltd.	48,500	127,615
Kingboard Laminates Holdings Ltd.	94,000	38,677
KWG Property Holding Ltd.	85,500	55,361
Lee & Man Paper Manufacturing Ltd.	100,000	71,714
Li Ning Co. Ltd. (a)	74,000	67,767
Longfor Properties Co. Ltd.	86,000	140,209
MStar Semiconductor, Inc.	18,000	185,595
Renhe Commercial Holdings Co. Ltd. (a)	764,000	42,866
Sany Heavy Equipment International Holdings Co. Ltd.	47,000	13,579
Shenzhou International Group Holdings Ltd.	35,000	120,534
Shimao Property Holdings Ltd.	88,500	222,820
SOHO China Ltd.	87,000	76,194
Tencent Holdings Ltd.	60,900	3,324,246
TPK Holding Co. Ltd.	15,775	110,669
Zhongsheng Group Holdings Ltd. Class H	41,000	65,680
TOTAL CAYMAN ISLANDS		7,794,238
Chile - 1.8%
AES Gener SA	157,308	94,431
Aguas Andinas SA	188,455	127,660
Banco de Chile	2,513,094	383,060
Banco de Credito e Inversiones	2,680	156,693
Banco Santander Chile	4,223,400	259,546
CAP SA	4,580	95,123
Cencosud SA	75,429	307,739
Colbun SA	441,264	109,401
Common Stocks - continued
	Shares	Value
Chile - continued
Compania Cervecerias Unidas SA	11,051	$ 148,210
Compania de Petroleos de Chile SA (COPEC)	25,500	373,353
CorpBanca SA	9,978,242	112,200
Empresa Nacional de Electricidad SA	211,070	321,807
Empresa Nacional de Electricidad SA sponsored ADR	203	9,155
Empresa Nacional de Telecomunicaciones SA (ENTEL)	6,899	106,169
Empresas CMPC SA	98,676	293,572
Enersis SA	1,296,967	435,462
Enersis SA sponsored ADR	300	4,950
LATAM Airlines Group SA	18,593	307,978
LATAM Airlines Group SA sponsored ADR (d)	189	3,128
S.A.C.I. Falabella	31,083	309,343
Sociedad Matriz Banco de Chile Class B	333,616	123,742
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	4,638
TOTAL CHILE		4,087,360
China - 12.0%
Agricultural Bank of China Ltd. (H Shares)	1,528,000	735,127
Air China Ltd. (H Shares)	124,000	84,607
Aluminum Corp. of China Ltd. (H Shares) (a)	236,000	87,269
Angang Steel Co. Ltd. (H Shares) (a)	70,000	42,435
Anhui Conch Cement Co. Ltd. (H Shares)	76,500	266,906
Anhui Expressway Co. Ltd. (H Shares)	20,000	11,221
Anhui Gujing Distillery Co. Ltd. (B Shares)	5,800	11,207
Bank Communications Co. Ltd. (H Shares)	533,000	389,799
Bank of China Ltd. (H Shares)	4,989,000	2,335,879
BBMG Corp. (H Shares)	64,500	46,256
Beijing Capital International Airport Co. Ltd. (H Shares)	120,000	84,664
Beijing North Star Co. Ltd. (H Shares)	26,000	5,835
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	5,266
BOE Technology Group Co. Ltd. (B Shares) (a)	66,300	15,906
BYD Co. Ltd. (H Shares) (a)	38,000	188,211
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	102,000	94,067
China BlueChemical Ltd. (H Shares)	140,000	89,926
China CITIC Bank Corp. Ltd. (H Shares)	502,000	281,659
China Coal Energy Co. Ltd. (H Shares)	260,000	159,629
China Communications Construction Co. Ltd. (H Shares)	273,000	222,893
China Communications Services Corp. Ltd. (H Shares)	160,000	98,027
China Construction Bank Corp. (H Shares)	4,786,000	3,716,203
China Cosco Holdings Co. Ltd. (H Shares) (a)	189,000	89,710
China Eastern Airlines Corp. Ltd. (H Shares) (a)	146,000	50,468
Common Stocks - continued
	Shares	Value
China - continued
China Galaxy Securities Co. Ltd. (H Shares)	61,000	$ 41,543
China International Marine Containers (Group) Ltd. (H Shares)	35,700	66,768
China Life Insurance Co. Ltd. (H Shares)	494,000	1,304,051
China Longyuan Power Grid Corp. Ltd. (H Shares)	152,000	174,683
China Merchants Bank Co. Ltd. (H Shares)	304,346	604,531
China Merchants Property Development Co. Ltd. (B Shares)	14,800	44,364
China Minsheng Banking Corp. Ltd. (H Shares)	337,000	386,422
China Molybdenum Co. Ltd. (H Shares)	83,000	33,615
China National Building Materials Co. Ltd. (H Shares)	180,000	175,983
China National Materials Co. Ltd. (H Shares)	68,000	14,823
China Oilfield Services Ltd. (H Shares)	100,000	279,892
China Pacific Insurance Group Co. Ltd. (H Shares)	147,400	532,336
China Petroleum & Chemical Corp. (H Shares)	1,693,000	1,370,497
China Railway Construction Corp. Ltd. (H Shares)	117,000	128,273
China Railway Group Ltd. (H Shares)	234,000	132,197
China Shenhua Energy Co. Ltd. (H Shares)	226,000	687,940
China Shipping Container Lines Co. Ltd. (H Shares) (a)	230,000	56,959
China Shipping Development Co. Ltd. (H Shares) (a)	82,000	46,431
China Southern Airlines Ltd. (H Shares)	78,000	28,773
China Telecom Corp. Ltd. (H Shares)	1,070,000	558,920
China Vanke Co. Ltd. (B Shares)	109,700	185,781
Chongqing Changan Automobile Co. Ltd. (B Shares)	62,200	114,725
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	208,000	104,899
CITIC Securities Co. Ltd. (H Shares)	54,500	114,160
CSG Holding Co. Ltd. (B Shares)	64,500	52,662
CSR Corp. Ltd. (H Shares)	144,000	119,985
Datang International Power Generation Co. Ltd. (H Shares)	178,000	81,504
Dazhong Transport Group Co. Ltd. (B Shares)	31,700	20,415
Dongfang Electric Corp. Ltd. (H Shares)	29,600	47,647
Dongfeng Motor Group Co. Ltd. (H Shares)	194,000	274,247
Double Coin Holdings Ltd. (B Shares)	19,000	13,015
Foshan Electrical and Lighting Co. Ltd. (B Shares)	7,300	4,990
Great Wall Motor Co. Ltd. (H Shares)	68,500	402,447
Guangdong Electric Power Development Co. Ltd. (B Shares)	78,900	46,609
Guangshen Railway Co. Ltd. (H Shares)	78,000	41,550
Guangzhou Automobile Group Co. Ltd. (H Shares)	142,000	168,503
Guangzhou Baiyunshan Pharma Health (H Shares) (a)	14,000	50,742
Guangzhou R&F Properties Co. Ltd. (H Shares)	69,200	121,388
Guangzhou Shipyard International Ltd. (H Shares)	8,000	11,804
Haitong Securities Co. Ltd. (H Shares) (a)	84,800	128,627
Harbin Power Equipment Co. Ltd. (H Shares)	44,000	27,638
Huadian Energy Co. Ltd. (B Shares) (a)	19,200	5,779
Common Stocks - continued
	Shares	Value
China - continued
Huadian Power International Corp. Ltd. (H Shares)	96,000	$ 44,576
Huaneng Power International, Inc. (H Shares)	196,000	204,587
Industrial & Commercial Bank of China Ltd. (H Shares)	4,778,000	3,346,387
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	44,400	39,161
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	86,162	168,878
Jiangling Motors Corp. Ltd. (B Shares)	3,500	9,859
Jiangsu Expressway Co. Ltd. (H Shares)	90,000	113,298
Jiangxi Copper Co. Ltd. (H Shares)	88,000	169,122
Jinzhou Port Co. Ltd. (B Shares)	11,000	4,290
Lianhua Supermarket Holdings Ltd. (H Shares)	21,000	13,462
Maanshan Iron & Steel Ltd. (H Shares) (a)	54,000	13,791
Metallurgical Corp. China Ltd. (H Shares) (a)	217,000	44,503
New China Life Insurance Co. Ltd. (H Shares) (a)	41,800	117,803
People's Insurance Co. of China Group (H Shares)	253,000	119,435
PetroChina Co. Ltd. (H Shares)	1,400,000	1,594,294
PICC Property & Casualty Co. Ltd. (H Shares)	198,008	303,410
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	126,500	996,108
Shandong Chenming Paper Holdings Ltd.:
(B Shares)	34,500	17,177
(H Shares)	11,500	4,702
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	116,000	108,923
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	33,000	14,949
Shanghai Electric Group Co. Ltd. (H Shares)	216,000	76,337
Shanghai Friendship Group, Inc. (B Shares)	13,200	16,421
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	36,400	19,328
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	9,000	12,861
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	40	34
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	18,000	18,540
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	33,200	53,718
Shanghai Pharma Holding Co. Ltd. (H Shares)	43,100	88,835
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	14,700	21,580
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	15,917	32,391
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	86,700	35,460
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	4,800	8,791
Shenzhen Expressway Co. (H Shares)	52,000	21,865
Sichuan Expressway Co. Ltd. (H Shares)	64,000	19,069
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	79,500	116,281
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	267,000	70,598
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares) (a)	112,000	31,059
Common Stocks - continued
	Shares	Value
China - continued
Sinopharm Group Co. Ltd. (H Shares)	61,600	$ 166,852
Sinotrans Ltd. (H Shares)	105,000	25,867
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	14,000	5,670
Travelsky Technology Ltd. (H Shares)	79,000	67,557
Tsingtao Brewery Co. Ltd. (H Shares)	24,000	196,569
Weichai Power Co. Ltd. (H Shares)	29,800	119,346
Weifu High-Technology Co. Ltd. (B Shares)	9,150	28,159
Wumart Stores, Inc. (H Shares)	38,000	63,423
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	39,800	40,657
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	24,920	79,392
Yanzhou Coal Mining Co. Ltd. (H Shares)	122,000	126,238
Zhaojin Mining Industry Co. Ltd. (H Shares)	56,000	45,361
Zhejiang Expressway Co. Ltd. (H Shares)	106,000	97,619
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	34,000	121,914
Zijin Mining Group Co. Ltd. (H Shares)	356,000	82,193
ZTE Corp. (H Shares) (a)	44,000	95,911
TOTAL CHINA		27,375,899
Colombia - 0.8%
Almacenes Exito SA	14,288	239,347
BanColombia SA sponsored ADR	76	4,266
Cementos Argos SA	23,945	126,409
Cemex Latam Holdings SA	12,352	94,516
Corp. Financiera Colombiana SA	6,094	126,817
Corp. Financiera Colombiana SA (RFD) (a)	177	3,575
Ecopetrol SA	327,928	779,811
Grupo de Inversiones Suramerica SA	14,287	283,120
Interconexion Electrica SA ESP	23,958	118,502
Isagen SA	60,469	96,502
TOTAL COLOMBIA		1,872,865
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S	10,605	305,256
Komercni Banka A/S	964	239,332
Telefonica Czech Rep A/S	6,984	113,928
TOTAL CZECH REPUBLIC		658,516
Egypt - 0.3%
Alexandria Mineral Oils Co.	966	8,835
Commercial International Bank SAE	30,882	190,987
Commercial International Bank SAE sponsored GDR	1,510	8,728
EFG-Hermes Holding SAE	45,954	53,371
Egyptian Kuwaiti Holding	40,326	37,906
Common Stocks - continued
	Shares	Value
Egypt - continued
El Ezz Steel Rebars SAE (a)	19,233	$ 35,711
Elsewedy Electric Co.	5,895	23,534
Orascom Telecom Holding SAE (a)	181,431	124,320
Talaat Moustafa Group Holding (a)	73,921	59,559
Telecom Egypt SAE	24,222	47,823
TOTAL EGYPT		590,774
Hong Kong - 4.3%
Beijing Enterprises Holdings Ltd.	30,000	246,292
China Agri-Industries Holdings Ltd.	113,630	53,349
China Everbright Ltd.	64,000	94,766
China Insurance International Holdings Co. Ltd. (a)	57,200	89,271
China Merchant Holdings International Co. Ltd.	76,260	270,495
China Mobile Ltd.	345,000	3,585,119
China Overseas Land and Investment Ltd.	270,000	835,806
China Resources Enterprise Ltd.	76,000	269,083
China Resources Power Holdings Co. Ltd.	122,000	319,438
China Unicom Ltd.	298,000	466,225
CITIC Pacific Ltd.	94,000	133,853
CNOOC Ltd.	1,047,000	2,129,568
CNOOC Ltd. sponsored ADR	200	40,462
Far East Horizon Ltd.	86,000	62,894
Fosun International Ltd.	105,000	100,896
Franshion Properties China Ltd.	268,000	92,986
Guangdong Investment Ltd.	140,000	120,444
Lenovo Group Ltd.	388,000	415,375
Poly Property Group Co., Ltd.	137,000	83,935
Shanghai Industrial Holdings Ltd.	33,000	109,177
Shenzhen Investment Ltd.	128,752	51,481
Sino-Ocean Land Holdings Ltd.	199,177	126,396
Sinotruk Hong Kong Ltd.	38,500	20,161
Yuexiu Property Co. Ltd.	284,000	79,123
TOTAL HONG KONG		9,796,595
Hungary - 0.3%
Magyar Telekom PLC	26,184	35,959
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	3,213	219,886
OTP Bank PLC	16,744	347,615
Richter Gedeon PLC	8,886	168,969
TOTAL HUNGARY		772,429
India - 8.5%
ABB Ltd. India	3,605	36,814
Common Stocks - continued
	Shares	Value
India - continued
ACC Ltd.	2,847	$ 52,430
Adani Enterprises Ltd. (a)	16,077	54,174
Adani Power Ltd. (a)	34,712	18,419
Aditya Birla Nuvo Ltd. (a)	2,185	43,534
Ambuja Cements Ltd.	37,716	115,277
Ashok Leyland Ltd.	42,573	11,883
Asian Paints India Ltd.	17,842	156,187
Axis Bank Ltd.	15,260	302,778
Bajaj Auto Ltd.	4,664	161,201
Bajaj Holdings & Investment Ltd.	1,341	17,962
Bank of Baroda	5,267	54,949
Bank of India	9,191	31,306
Bharat Electronics Ltd.	1,025	17,760
Bharat Forge Ltd.	4,960	24,094
Bharat Heavy Electricals Ltd.	40,818	93,461
Bharat Petroleum Corp. Ltd.	10,011	58,410
Bharti Airtel Ltd.	85,048	506,639
Bharti Infratel Ltd.	13,975	37,384
Cadila Healthcare Ltd.	3,522	37,792
Cairn India Ltd.	27,634	141,793
Canara Bank Ltd. (a)	5,495	23,028
Castrol India Ltd.	7,149	35,528
Cipla Ltd.	22,881	153,421
Coal India Ltd.	42,269	197,510
Colgate-Palmolive (India)	2,272	45,682
Container Corp. of India Ltd.	3,718	45,670
Corporation Bank Ltd.	1,500	6,947
Crompton Greaves Ltd.	7,074	12,122
Cummins India Ltd.	6,447	41,324
Dabur India Ltd.	31,410	91,059
Divi's Laboratories Ltd.	2,389	37,701
DLF Ltd.	30,222	74,373
Dr. Reddy's Laboratories Ltd.	5,179	205,877
Essar Oil Ltd. (a)	6,300	5,316
Exide Industries Ltd. (a)	19,744	39,985
GAIL India Ltd.	17,996	103,261
GlaxoSmithKline Consumer Healthcare Ltd.	800	60,561
GlaxoSmithKline Pharmaceuticals Ltd.	1,593	62,851
Glenmark Pharmaceuticals Ltd. (a)	8,193	74,931
GMR Infrastructure Ltd. (a)	58,447	20,913
Godrej Consumer Products Ltd.	7,350	103,945
Godrej Industries Ltd.	5,701	27,412
Common Stocks - continued
	Shares	Value
India - continued
Grasim Industries Ltd.	1,387	$ 65,197
Great Eastern Shipping Co. Ltd.	5,278	24,527
HCL Technologies Ltd.	13,217	234,929
HDFC Bank Ltd.	77,754	863,480
Hero Motocorp Ltd. (a)	4,980	167,961
Hindalco Industries Ltd.	54,853	102,409
Hindustan Petroleum Corp. Ltd.	7,939	25,940
Hindustan Unilever Ltd.	47,215	467,254
Hindustan Zinc Ltd. (a)	23,297	50,508
Housing Development Finance Corp. Ltd.	102,318	1,419,691
ICICI Bank Ltd.	37,466	677,159
IDBI Bank Ltd.	15,445	16,980
Idea Cellular Ltd.	49,780	139,548
IDFC Ltd.	48,827	83,790
Indian Oil Corp. Ltd. (a)	22,299	73,113
IndusInd Bank Ltd.	15,765	113,996
Infosys Ltd.	31,405	1,673,665
ITC Ltd.	125,519	682,346
Jaiprakash Associates Ltd.	69,022	53,370
Jindal Steel & Power Ltd. (a)	26,744	104,092
JSW Energy Ltd.	23,781	17,964
JSW Steel Ltd. (a)	8,831	123,450
Kotak Mahindra Bank Ltd.	16,727	204,242
Larsen & Toubro Ltd.	14,617	230,958
Lupin Ltd.	9,167	136,110
Mahindra & Mahindra Ltd.	20,149	290,297
Mangalore Refinery & Petrochemicals Ltd. (a)	8,733	5,704
Maruti Suzuki India Ltd.	4,310	114,436
Mphasis BFL Ltd.	5,748	39,493
Mundra Port and SEZ Ltd.	35,118	82,917
Nestle India Ltd.	1,411	128,153
NHPC Ltd.	120,110	35,278
NMDC Ltd.	57,456	129,412
NTPC Ltd.	132,148	319,734
Oil & Natural Gas Corp. Ltd.	136,610	651,083
Oil India Ltd.	8,229	63,276
Oracle Finance Services Software Ltd. (a)	1,546	80,421
Oriental Bank of Commerce	2,372	6,955
Piramal Enterprises Ltd.	6,734	61,418
Power Finance Corp. Ltd.	18,918	41,260
Power Grid Corp. of India Ltd.	80,143	131,742
Punjab National Bank	5,683	52,715
Common Stocks - continued
	Shares	Value
India - continued
Ranbaxy Laboratories Ltd. (a)	9,772	$ 62,019
Reliance Capital Ltd.	7,438	44,671
Reliance Communication Ltd. (a)	38,406	91,553
Reliance Industries Ltd.	105,285	1,562,771
Reliance Infrastructure Ltd. (a)	8,257	57,857
Reliance Power Ltd. (a)	34,053	40,422
Rural Electrification Corp. Ltd.	23,864	75,224
Sesa Sterlite Ltd.	82,527	270,519
Shree Cement Ltd.	538	38,722
Shriram Transport Finance Co. Ltd.	8,405	83,383
Siemens India Ltd.	5,534	52,279
State Bank of India	9,100	265,326
Steel Authority of India Ltd.	65,345	65,426
Sun Pharmaceutical Industries Ltd.	50,721	501,086
Sun TV Ltd.	6,352	43,308
Tata Communications Ltd. (a)	3,618	15,491
Tata Consultancy Services Ltd.	31,114	1,066,376
Tata Motors Ltd.	63,549	394,119
Tata Power Co. Ltd.	59,110	78,799
Tata Steel Ltd.	18,238	99,116
Tech Mahindra Ltd. (a)	3,402	85,627
Titan Industries Ltd.	14,520	62,958
Torrent Power Ltd.	4,760	6,504
Ultratech Cemco Ltd.	3,929	125,402
Union Bank of India	10,272	20,594
Unitech Ltd. (a)	91,245	25,838
United Breweries Ltd. (a)	4,669	70,099
United Spirits Ltd.	5,417	226,278
Wipro Ltd.	31,400	243,770
Wockhardt Ltd. (a)	1,800	12,985
Yes Bank Ltd.	12,843	76,861
Zee Entertainment Enterprises Ltd. (a)	28,957	125,016
TOTAL INDIA		19,421,036
Indonesia - 2.6%
PT Adaro Energy Tbk	961,000	86,956
PT Aneka Tambang Tbk	213,000	30,233
PT Astra Agro Lestari Tbk	22,000	36,301
PT Astra International Tbk	1,336,000	788,144
PT Bank Central Asia Tbk	814,000	754,602
PT Bank Danamon Indonesia Tbk Series A	237,500	90,596
PT Bank Mandiri (Persero) Tbk	621,500	474,151
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bank Negara Indonesia (Persero) Tbk	468,500	$ 199,493
PT Bank Rakyat Indonesia Tbk	715,500	501,435
PT Bumi Resources Tbk (a)	1,449,000	58,487
PT Charoen Pokphand Indonesia Tbk	472,500	163,472
PT Global Mediacom Tbk	315,500	53,458
PT Gudang Garam Tbk	36,500	119,480
PT Indo Tambangraya Megah Tbk	29,500	78,248
PT Indocement Tunggal Prakarsa Tbk	83,500	154,814
PT Indofood Sukses Makmur Tbk	276,000	162,820
PT Indofood Sukses Makmur Tbk	88,000	87,434
PT Indosat Tbk	101,000	39,423
PT International Nickel Indonesia Tbk	149,000	32,714
PT Jasa Marga Tbk	147,000	68,463
PT Kalbe Farma Tbk	1,318,500	152,055
PT Media Nusantara Citra Tbk	306,500	67,975
PT Perusahaan Gas Negara Tbk Series B	712,000	322,127
PT Semen Gresik (Persero) Tbk	188,500	239,961
PT Tambang Batubbara Bukit Asam Tbk	55,000	59,281
PT Telkomunikasi Indonesia Tbk Series B	3,343,500	697,022
PT Unilever Indonesia Tbk	73,500	195,608
PT United Tractors Tbk	95,500	148,258
PT XL Axiata Tbk	179,000	71,060
TOTAL INDONESIA		5,934,071
Luxembourg - 0.0%
Brait SA	20,710	100,881
Malaysia - 4.6%
AirAsia Bhd	76,600	65,037
AMMB Holdings Bhd	118,800	278,135
Astro Malaysia Holdings Bhd	97,300	89,393
Axiata Group Bhd	334,000	726,938
Berjaya Sports Toto Bhd	55,382	71,410
British American Tobacco (Malaysia) Bhd	9,200	185,078
Bumi Armada Bhd	96,600	121,190
Bumiputra-Commerce Holdings Bhd	332,796	787,577
DiGi.com Bhd	252,800	400,444
Felda Global Ventures Holdings Bhd	120,400	171,264
Gamuda Bhd	126,400	195,016
Genting Bhd	148,100	491,712
Genting Malaysia Bhd	190,100	260,172
Hong Leong Bank Bhd	36,500	165,126
Hong Leong Credit Bhd	14,100	67,541
Common Stocks - continued
	Shares	Value
Malaysia - continued
IHH Healthcare Bhd (a)	180,100	$ 235,645
IJM Corp. Bhd	73,600	135,238
IOI Corp. Bhd	249,400	429,823
Kuala Lumpur Kepong Bhd	34,200	250,284
Lafarge Malaysia Bhd	26,400	83,386
Malayan Banking Bhd	294,524	910,678
Malaysia Marine and Heavy Engineering Sdn Bhd	22,500	27,657
Malaysian Plantations Bhd	69,600	114,438
Maxis Bhd	179,500	408,872
MMC Corp. Bhd	56,700	48,141
Parkson Holdings Bhd	48,600	57,892
Petronas Chemicals Group Bhd	194,000	436,984
Petronas Dagangan Bhd	18,600	180,314
Petronas Gas Bhd	53,700	417,147
PPB Group Bhd	40,500	188,611
Public Bank Bhd (For. Reg.)	72,100	418,004
RHB Capital Bhd	43,497	108,725
SapuraKencana Petroleum Bhd (a)	233,800	296,278
Sime Darby Bhd	209,300	631,912
SP Setia Bhd	43,100	41,919
Telekom Malaysia Bhd	70,100	116,371
Tenaga Nasional Bhd	90,700	270,965
UEM Land Holdings Bhd	101,000	74,874
UMW Holdings Bhd	42,600	172,748
YTL Corp. Bhd	347,086	181,433
YTL Power International Bhd	204,300	122,975
TOTAL MALAYSIA		10,437,347
Mexico - 5.2%
Alfa SA de CV Series A	189,000	518,302
Alpek SA de CV	23,100	50,123
America Movil S.A.B. de CV Series L	2,089,600	2,242,189
CEMEX SA de CV unit	755,808	804,048
Coca-Cola FEMSA S.A.B. de CV Series L	26,400	321,763
Embotelladoras Arca S.A.B. de CV	19,500	115,754
Fomento Economico Mexicano S.A.B. de CV unit	143,400	1,341,430
Grupo Aeroportuario del Sureste SA de CV Series B	14,300	170,924
Grupo Bimbo S.A.B. de CV Series A	125,700	422,268
Grupo Carso SA de CV Series A1	30,700	165,156
Grupo Elektra SA de CV	2,465	83,151
Grupo Financiero Banorte S.A.B. de CV Series O	148,000	944,677
Grupo Financiero Inbursa S.A.B. de CV Series O	133,000	342,611
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Santander Mexico S.A.B. de CV	95,800	$ 268,150
Grupo Mexico SA de CV Series B	259,607	819,974
Grupo Sanborns SA de CV	26,000	53,904
Grupo Televisa SA de CV	172,300	1,052,506
Industrias CH SA de CV (a)	12,700	62,589
Industrias Penoles SA de CV	8,120	237,583
Infraestructura Energetica Nova S.A.B. de CV	15,900	62,736
Kimberly-Clark de Mexico SA de CV Series A	55,900	169,963
Mexichem S.A.B. de CV	75,027	313,340
Minera Frisco S.A.B. de CV (a)	37,500	95,882
OHL Mexico S.A.B. de CV (a)	39,800	102,282
Organizacion Soriana S.A.B. de CV Series B (a)	16,600	53,589
Wal-Mart de Mexico SA de CV Series V	379,000	985,317
TOTAL MEXICO		11,800,211
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	8,677	61,752
Pakistan - 0.2%
Fauji Fertilizer Co. Ltd.	43,965	44,595
MCB Bank Ltd.	43,201	113,844
National Bank of Pakistan	46,662	21,563
Oil & Gas Development Co. Ltd.	46,917	118,543
Pakistan Petroleum Ltd.	29,713	56,832
TOTAL PAKISTAN		355,377
Peru - 0.1%
Compania de Minas Buenaventura SA	337	4,856
Compania de Minas Buenaventura SA sponsored ADR	12,569	182,251
Volcan Compania Minera SAA Class B	170,379	79,875
TOTAL PERU		266,982
Philippines - 1.4%
Aboitiz Equity Ventures, Inc.	140,010	164,746
Aboitiz Power Corp.	118,400	93,153
Alliance Global Group, Inc.	264,000	160,972
Ayala Corp.	12,670	176,791
Ayala Land, Inc.	359,600	245,059
Bank of the Philippine Islands (BPI)	97,520	225,662
BDO Unibank, Inc.	90,232	169,126
Bloomberry Resorts Corp. (a)	240,700	56,924
DMCI Holdings, Inc.	60,310	72,291
Globe Telecom, Inc.	2,150	86,567
Common Stocks - continued
	Shares	Value
Philippines - continued
International Container Terminal Services, Inc.	51,160	$ 123,120
Jollibee Food Corp.	30,690	125,984
Manila Electric Co.	19,380	136,330
Metropolitan Bank & Trust Co.	68,875	141,846
Philippine Long Distance Telephone Co.	5,810	385,495
PNOC Energy Development Corp.	499,000	66,972
San Miguel Corp.	41,460	72,914
SM Investments Corp.	21,327	422,444
SM Prime Holdings, Inc.	343,100	152,277
Top Frontier Investment Holdings, Inc.	4,146	3,694
Universal Robina Corp.	55,770	164,542
TOTAL PHILIPPINES		3,246,909
Poland - 1.7%
Bank Handlowy w Warszawie SA	2,196	84,693
Bank Polska Kasa Opieki SA	8,679	543,785
BRE Bank SA	806	133,446
ENEA SA	8,211	38,651
Getin Noble Bank SA (a)	79,636	70,320
ING Bank Slaski SA (a)	2,178	79,898
Jastrzebska Spolka Weglowa SA	3,819	82,632
KGHM Polska Miedz SA (Bearer)	9,230	373,203
Polish Oil & Gas Co. SA	113,681	209,253
Polska Grupa Energetyczna SA	47,047	274,919
Polski Koncern Naftowy Orlen SA	20,527	289,878
Powszechna Kasa Oszczednosci Bank SA	57,471	762,151
Powszechny Zaklad Ubezpieczen SA	3,759	572,084
Synthos SA	29,076	49,273
Tauron Polska Energia SA	71,767	117,191
Telekomunikacja Polska SA	42,282	136,989
TOTAL POLAND		3,818,366
Russia - 6.7%
Aeroflot - Russian Airlines (a)	29,070	52,029
E.ON Russia JSC	991,149	76,954
Federal Grid Co. of Unified Energy System (a)	12,482,483	38,155
Gazprom OAO sponsored ADR (Reg. S)	376,811	3,526,951
Inter Rao Ues JSC (a)	118,764,990	34,727
LSR Group OJSC GDR (Reg. S)	15,543	63,804
LUKOIL Oil Co. sponsored ADR (United Kingdom)	31,912	2,093,427
Magnit OJSC GDR (Reg. S)	18,513	1,189,460
Magnitogorsk Iron & Steel Works OJSC unit	5,623	18,241
Common Stocks - continued
	Shares	Value
Russia - continued
Mechel Steel Group OAO sponsored ADR (a)(d)	12,236	$ 38,666
Megafon OJSC GDR	6,063	220,087
Mobile TeleSystems OJSC sponsored ADR	33,841	771,575
Mosenergo AO (a)	235,018	6,727
Norilsk Nickel OJSC ADR	32,151	486,766
NOVATEK OAO GDR (Reg. S)	4,370	613,985
Novolipetsk Steel OJSC GDR (Reg. S)	5,889	100,466
Pharmstandard OJSC unit (a)	2,546	33,836
PhosAgro OJSC GDR (Reg. S)	4,880	50,606
Raspadskaya OAO (a)	10,877	10,402
Rosneft Oil Co. OJSC GDR (Reg. S)	77,511	611,949
Rostelecom sponsored ADR	12,241	266,609
RusHydro JSC sponsored ADR	71,494	120,396
Russian Grids OAO (a)	1,422,195	38,315
Sberbank (Savings Bank of the Russian Federation)	39,030	125,107
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	171,151	2,185,598
Severstal GDR (Reg. S)	11,013	96,143
Sistema JSFC sponsored GDR	9,466	253,689
Surgutneftegas sponsored ADR	46,920	414,773
Tatneft OAO sponsored ADR	16,011	658,212
TMK OAO GDR (Reg. S)	4,086	52,791
Uralkali OJSC GDR (Reg. S)	17,258	460,961
VTB Bank OJSC sponsored GDR (Reg. S)	171,547	476,729
TOTAL RUSSIA		15,188,136
South Africa - 9.0%
Acucap Properties Ltd.	10,604	49,594
Adcock Ingram Holdings Ltd.	9,838	70,658
Aeci Ltd.	7,420	90,359
African Bank Investments Ltd.	46,972	79,544
African Rainbow Minerals Ltd.	4,655	89,156
Anglo American Platinum Ltd. (a)	3,730	150,902
AngloGold Ashanti Ltd.	24,448	369,517
ArcelorMittal South Africa Ltd. (a)	10,394	40,960
Aspen Pharmacare Holdings Ltd.	18,209	506,923
Assore Ltd.	2,069	84,502
Aveng Ltd.	28,196	82,857
AVI Ltd.	19,157	112,590
Barclays Africa Group Ltd.	21,648	334,227
Barloworld Ltd.	12,996	116,513
Bidvest Group Ltd.	18,076	482,045
Common Stocks - continued
	Shares	Value
South Africa - continued
Capital Property Fund	84,148	$ 89,691
Capitec Bank Holdings Ltd.	4,053	86,399
Clicks Group Ltd.	15,655	97,544
Coronation Fund Managers Ltd.	18,164	148,189
DataTec Ltd.	13,305	75,877
Discovery Holdings Ltd.	19,018	161,029
Exxaro Resources Ltd.	8,121	124,581
FirstRand Ltd.	195,027	699,387
Foschini Ltd.	11,293	130,054
Fountainhead Property Trust	38,899	29,875
Gold Fields Ltd.	47,344	219,175
Grindrod Ltd.	27,333	65,754
Growthpoint Properties Ltd.	112,031	284,576
Harmony Gold Mining Co. Ltd.	25,564	88,211
Hyprop Investments Ltd.	13,082	96,954
Illovo Sugar Ltd.	15,028	47,081
Impala Platinum Holdings Ltd.	34,500	419,275
Imperial Holdings Ltd.	11,814	251,020
Investec Ltd.	16,839	119,464
JD Group Ltd.	9,706	29,876
JSE Ltd.	6,039	52,818
Kumba Iron Ore Ltd.	3,621	151,578
Lewis Group Ltd.	6,083	42,495
Liberty Holdings Ltd.	6,550	80,906
Life Healthcare Group Holdings Ltd.	59,321	242,277
Massmart Holdings Ltd.	6,816	109,314
Mediclinic International Ltd.	26,948	203,075
MMI Holdings Ltd.	64,543	158,484
Mondi Ltd.	7,270	129,884
Mr Price Group Ltd.	14,635	230,588
MTN Group Ltd.	118,889	2,363,154
Murray & Roberts Holdings Ltd. (a)	30,119	91,928
Nampak Ltd.	41,114	135,972
Naspers Ltd. Class N	25,941	2,426,457
Nedbank Group Ltd.	13,670	296,856
Netcare Ltd.	94,524	234,645
Northam Platinum Ltd. (a)	19,302	79,217
Omnia Holdings Ltd.	3,860	79,686
Palabora Mining Co. Ltd. (a)	376	4,334
Pick 'n Pay Holdings Ltd.	14,542	29,696
Pick 'n Pay Stores Ltd.	14,700	69,468
Pretoria Portland Cement Co. Ltd.	32,453	102,641
Common Stocks - continued
	Shares	Value
South Africa - continued
Remgro Ltd.	32,326	$ 658,193
Reunert Ltd.	11,021	77,398
RMB Holdings Ltd.	49,443	247,886
Royal Bafokeng Holdings (Pty) Ltd. (a)	2,132	12,980
Sanlam Ltd.	127,080	682,064
Santam Ltd.	2,201	41,693
Sappi Ltd. (a)	37,904	111,612
Sasol Ltd.	36,443	1,862,158
Shoprite Holdings Ltd.	29,116	533,086
Sibanye Gold Ltd.	55,684	78,655
Spar Group Ltd.	10,902	139,550
Standard Bank Group Ltd.	80,944	1,028,214
Steinhoff International Holdings Ltd.	121,489	469,679
Sun International Ltd.	6,772	68,774
Telkom SA Ltd. (a)	23,894	62,480
Tiger Brands Ltd.	10,625	311,360
Tongaat Hulett Ltd.	6,704	84,478
Truworths International Ltd.	27,999	267,753
Vodacom Group Ltd.	21,279	243,764
Wilson Bayly Holmes-Ovcon Ltd.	3,352	58,764
Woolworths Holdings Ltd.	48,541	365,070
TOTAL SOUTH AFRICA		20,645,443
Taiwan - 12.6%
Acer, Inc. (a)	165,000	107,627
Advanced Semiconductor Engineering, Inc.	401,940	395,023
Advantech Co. Ltd.	22,000	140,887
Asia Cement Corp.	141,954	192,182
ASUSTeK Computer, Inc.	48,000	366,910
AU Optronics Corp. (a)	549,000	179,235
Capital Securities Corp.	156,195	53,330
Catcher Technology Co. Ltd.	46,000	267,233
Cathay Financial Holding Co. Ltd.	503,659	758,012
Cathay Real Estate Development Co. Ltd.	58,000	40,394
Chang Hwa Commercial Bank	192,150	114,892
Cheng Shin Rubber Industry Co. Ltd.	123,937	330,106
Cheng Uei Precision Industries Co. Ltd.	32,109	67,196
Chicony Electronics Co. Ltd.	33,269	82,622
China Airlines Ltd. (a)	144,043	52,117
China Development Finance Holding Corp.	886,800	264,217
China Motor Co. Ltd.	47,000	44,868
China Steel Corp.	810,024	703,112
Common Stocks - continued
	Shares	Value
Taiwan - continued
Chinatrust Financial Holding Co. Ltd.	864,585	$ 584,516
Chunghwa Telecom Co. Ltd.	252,000	807,514
Compal Communications, Inc.	24,000	41,094
Compal Electronics, Inc.	263,000	205,504
Delta Electronics, Inc.	135,000	699,422
E.SUN Financial Holdings Co. Ltd.	337,965	225,616
Epistar Corp.	52,000	90,273
Eternal Chemical Co. Ltd.	66,000	60,204
EVA Airways Corp. (a)	94,900	52,713
Evergreen Marine Corp. (Taiwan) (a)	112,000	65,826
Far Eastern International Bank	147,716	61,224
Far Eastern Textile Ltd.	257,184	294,886
Far EasTone Telecommunications Co. Ltd.	108,000	247,664
Feng Hsin Iron & Steel Co.	37,000	67,376
First Financial Holding Co. Ltd.	456,441	282,223
Formosa Chemicals & Fibre Corp.	292,760	844,414
Formosa Petrochemical Corp.	127,000	341,716
Formosa Plastics Corp.	327,520	887,926
Formosa Taffeta Co. Ltd.	81,000	100,579
Foxconn Technology Co. Ltd.	62,072	155,628
Fubon Financial Holding Co. Ltd.	481,334	703,155
Giant Manufacturing Co. Ltd.	18,000	134,839
Hon Hai Precision Industry Co. Ltd. (Foxconn)	753,930	1,908,197
Hotai Motor Co. Ltd.	27,000	321,046
HTC Corp.	48,000	235,638
Hua Nan Financial Holdings Co. Ltd.	452,115	267,260
Innolux Corp. (a)	465,698	184,317
Inventec Corp.	195,865	175,004
Largan Precision Co. Ltd.	7,000	237,812
LITE-ON Technology Corp.	134,099	234,166
Macronix International Co. Ltd. (a)	228,101	53,238
MediaTek, Inc.	83,000	1,133,548
Mega Financial Holding Co. Ltd.	521,575	450,077
Nan Ya Plastics Corp.	379,860	864,638
Nan Ya Printed Circuit Board Corp. (a)	12,000	16,144
Novatek Microelectronics Corp.	33,000	130,610
Oriental Union Chemical Corp.	44,300	47,107
Pegatron Corp.	108,000	150,066
Pou Chen Corp.	88,000	107,029
President Chain Store Corp.	36,000	261,729
President Securities Corp.	53,500	30,081
Quanta Computer, Inc.	176,000	416,756
Common Stocks - continued
	Shares	Value
Taiwan - continued
Realtek Semiconductor Corp.	35,401	$ 82,264
Shin Kong Financial Holding Co. Ltd.	412,854	143,065
Siliconware Precision Industries Co. Ltd.	188,000	227,983
Sinopac Holdings Co.	477,156	235,052
Synnex Technology International Corp.	82,000	130,793
Taishin Financial Holdings Co. Ltd.	447,004	225,514
Taiwan Business Bank	235,248	72,089
Taiwan Cement Corp.	214,000	310,803
Taiwan Cooperative Financial Holding Co. Ltd.	390,422	218,854
Taiwan Fertilizer Co. Ltd.	44,000	104,637
Taiwan Glass Industry Corp.	96,475	97,507
Taiwan Mobile Co. Ltd.	108,900	371,818
Taiwan Secom Co.	18,000	43,540
Taiwan Semiconductor Manufacturing Co. Ltd.	1,589,000	5,845,316
TECO Electric & Machinery Co. Ltd.	119,000	126,742
Ton Yi Industrial Corp.	55,000	60,727
Transcend Information, Inc.	23,000	72,512
U-Ming Marine Transport Corp.	30,000	49,278
Unified-President Enterprises Corp.	293,280	557,964
Unimicron Technology Corp.	103,000	81,357
United Microelectronics Corp.	811,000	343,388
Vanguard International Semiconductor Corp.	53,000	57,258
Walsin Lihwa Corp. (a)	256,000	79,231
Wan Hai Lines Ltd.	80,000	43,078
Waterland Financial Holdings Co. Ltd.	181,094	62,139
Wistron Corp.	144,085	135,103
Yageo Corp.	119,000	40,388
Yang Ming Marine Transport Corp. (a)	101,900	45,177
Yuanta Financial Holding Co. Ltd.	638,570	347,108
Yuen Foong Yu Paper Manufacturing Co.	89,000	47,168
Yulon Motor Co. Ltd.	53,000	93,450
TOTAL TAIWAN		28,690,041
Thailand - 2.8%
Advanced Info Service PCL (For. Reg.)	77,600	635,759
Airports of Thailand PCL (For. Reg.)	26,100	177,774
Bangkok Bank PCL (For. Reg.)	32,300	213,777
Bangkok Dusit Medical Service PCL (For. Reg.)	12,300	52,954
Bank of Ayudhya PCL (For. Reg.)	191,100	234,846
Banpu PCL (For. Reg.)	74,000	68,948
BEC World PCL (For. Reg.)	61,000	114,161
Berli Jucker PCL (For. Reg.)	22,800	36,443
Common Stocks - continued
	Shares	Value
Thailand - continued
Big C Supercenter PCL (For. Reg.)	16,900	$ 105,880
C.P. ALL PCL (For. Reg.)	287,300	362,298
Central Pattana PCL (For. Reg.)	101,200	156,067
Charoen Pokphand Foods PCL (For. Reg.)	230,800	180,191
Delta Electronics PCL (For. Reg.)	46,000	70,570
Electricity Generating PCL (For. Reg.)	13,600	55,929
Glow Energy PCL (For. Reg.)	31,300	73,159
Indorama Ventures PCL (For. Reg.)	111,600	89,639
IRPC PCL (For. Reg.)	384,500	44,225
Kasikornbank PCL (For. Reg.)	76,900	479,312
Krung Thai Bank PCL (For. Reg.)	263,770	172,033
Land & House PCL	162,400	57,394
Land & House PCL (For. Reg.)	37,600	13,288
PTT Exploration and Production PCL (For. Reg.)	90,839	491,771
PTT Global Chemical PCL (For. Reg.)	118,739	299,470
PTT PCL (For. Reg.)	55,400	564,235
Ratchaburi Electric Generating Holding PCL	4,600	7,463
Ratchaburi Electric Generating Holding PCL (For. Reg.)	15,700	25,473
Shin Corp. PLC	38,700	104,754
Shin Corp. PLC (For. Reg.)	57,000	154,289
Siam Cement PCL (For. Reg.)	20,100	284,145
Siam City Cement PCL (For. Reg.)	4,900	62,657
Siam Commercial Bank PCL (For. Reg.)	101,200	534,856
Thai Airways International PCL (For. Reg.)	42,500	27,719
Thai Oil PCL (For. Reg.)	46,000	93,108
Thai Union Frozen Products PCL (For. Reg.)	30,780	55,626
TMB PCL (For. Reg.)	1,639,400	144,320
Total Access Communication PCL	20,400	73,735
Total Access Communication PCL (For. Reg.)	26,200	94,699
TOTAL THAILAND		6,412,967
Turkey - 1.9%
Akbank T.A.S.	110,197	432,784
Anadolu Efes Biracilik Ve Malt Sanayii A/S	12,606	161,028
Arcelik A/S	18,684	119,334
Aselsan A/S	5,128	24,250
Bim Birlesik Magazalar A/S JSC	15,134	317,653
Coca-Cola Icecek A/S	4,254	122,000
Dogan Sirketler Grubu Holding A/S (a)	45,858	20,675
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	43,104	61,539
Enka Insaat ve Sanayi A/S	46,508	136,058
Eregli Demir ve Celik Fabrikalari T.A.S.	84,227	116,874
Common Stocks - continued
	Shares	Value
Turkey - continued
Ford Otomotiv Sanayi A/S	4,944	$ 69,594
Haci Omer Sabanci Holding A/S	54,911	260,767
Koc Holding A/S	38,140	187,237
Koza Altin Isletmeleri A/S	3,489	61,871
Tofas Turk Otomobil Fabrikasi A/S	8,931	59,279
Tupras Turkiye Petrol Rafinelleri A/S	7,750	175,867
Turk Hava Yollari AO	34,900	136,715
Turk Sise ve Cam Fabrikalari A/S	35,446	52,204
Turk Telekomunikasyon A/S	33,457	115,643
Turkcell Iletisim Hizmet A/S (a)	50,913	315,948
Turkiye Garanti Bankasi A/S	140,270	564,945
Turkiye Halk Bankasi A/S	41,881	338,824
Turkiye Is Bankasi A/S Series C	92,108	252,850
Turkiye Vakiflar Bankasi TAO	65,595	157,724
Yapi ve Kredi Bankasi A/S	54,150	125,593
TOTAL TURKEY		4,387,256
United Arab Emirates - 0.5%
Air Arabia PJSC (a)	166,255	65,633
Aldar Properties PJSC	197,563	145,227
Arabtec Holding Co. (a)	89,129	66,489
Dana Gas PJSC (a)	266,990	47,248
DP World Ltd.	10,164	171,772
Dubai Financial Market PJSC (a)	118,208	74,986
Dubai Islamic Bank Pakistan Ltd. (a)	42,784	48,806
Emaar Properties PJSC	198,992	329,396
First Gulf Bank PJSC	47,062	207,570
TOTAL UNITED ARAB EMIRATES		1,157,127
TOTAL COMMON STOCKS (Cost $192,260,888)		204,025,660
Nonconvertible Preferred Stocks - 7.0%

Brazil - 6.5%
AES Tiete SA (PN) (non-vtg.)	6,500	63,543
Banco Bradesco SA (PN)	129,940	1,872,361
Bradespar SA (PN)	13,900	165,420
Braskem SA (PN-A)	10,100	89,629
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	14,800	78,684
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	9,700	481,060
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia de Bebidas das Americas (AmBev) (PN)	53,000	$ 1,977,149
Companhia de Gas de Sao Paulo	1,000	26,538
Companhia de Transmissao de Energia Eletrica Paulista (PN) (a)	2,800	40,246
Companhia Energetica de Minas Gerais (CEMIG) (PN)	34,473	306,690
Companhia Energetica de Sao Paulo Series B	11,500	120,277
Companhia Paranaense de Energia-Copel (PN-B)	6,900	96,222
Gerdau SA (PN)	55,200	435,400
Itau Unibanco Holding SA	162,910	2,516,153
Itausa-Investimentos Itau SA (PN)	190,162	819,152
Klabin SA (PN) (non-vtg.)	30,900	164,142
Lojas Americanas SA (PN)	29,796	220,524
Metalurgica Gerdau SA (PN)	17,300	176,846
Oi SA (PN)	71,100	119,336
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	289,300	2,638,335
Telefonica Brasil SA	20,200	445,172
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	26,900	142,653
Vale SA (PN-A)	118,800	1,741,537
TOTAL BRAZIL		14,737,069
Chile - 0.1%
Embotelladora Andina SA Class B	17,472	98,539
Sociedad Quimica y Minera de Chile SA (PN-B)	5,647	158,965
TOTAL CHILE		257,504
Colombia - 0.3%
BanColombia SA (PN)	22,055	308,852
Grupo Aval Acciones y Valores SA	108,935	75,699
Grupo de Inversiones Suramerica SA	7,160	142,265
Inversiones Argos SA	8,621	100,043
TOTAL COLOMBIA		626,859
Russia - 0.1%
AK Transneft OAO (a)	103	262,874
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,111,632)		15,884,306
Government Obligations - 0.4%
	Principal Amount	Value
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 4/3/14 to 7/24/14 (f) (Cost $999,530)	$ 1,000,000	$ 999,611
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	5,958,811	5,958,811
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	43,375	43,375
TOTAL MONEY MARKET FUNDS (Cost $6,002,186)		6,002,186
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $215,374,236)		226,911,763
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,265,126
NET ASSETS - 100%		$ 228,176,889
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
161 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2013	$ 8,242,395	$ 111,533

The face value of futures purchased as a percentage of net assets is 3.6%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $8,019,607.
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $116,281 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $559,759.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,686
Fidelity Securities Lending Cash Central Fund	146
Total	$ 9,832
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,840,930	$ 14,446,811	$ 394,119	$ -
Consumer Staples	19,876,490	19,876,490	-	-
Energy	30,214,018	23,106,736	7,107,282	-
Financials	65,581,432	62,680,333	2,897,405	3,694
Health Care	3,662,580	3,320,593	341,987	-
Industrials	12,367,335	12,367,335	-	-
Information Technology	23,653,619	14,745,239	8,908,380	-
Materials	22,344,251	21,514,882	829,369	-
Telecommunication Services	19,193,450	13,074,229	6,119,221	-
Utilities	8,175,861	7,971,274	204,587	-
Government Obligations	999,611	-	999,611	-
Money Market Funds	6,002,186	6,002,186	-	-
Total Investments in Securities:	$ 226,911,763	$ 199,106,108	$ 27,801,961	$ 3,694
Derivative Instruments:
Assets
Futures Contracts	$ 111,533	$ 111,533	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 111,533	$ -
Total Value of Derivatives	$ 111,533	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $39,259) - See accompanying schedule: Unaffiliated issuers (cost $209,372,050)	$ 220,909,577
Fidelity Central Funds (cost $6,002,186)	6,002,186
Total Investments (cost $215,374,236)		$ 226,911,763
Foreign currency held at value (cost $1,088,293)		1,087,579
Receivable for investments sold		4,678
Receivable for fund shares sold		411,484
Dividends receivable		210,587
Distributions receivable from Fidelity Central Funds		340
Receivable from investment adviser for expense reductions		27,484
Other receivables		1,992
Total assets		228,655,907

Liabilities
Payable for fund shares redeemed	$ 126,077
Accrued management fee	47,426
Payable for daily variation margin for derivative instruments	89,036
Other affiliated payables	19,262
Other payables and accrued expenses	153,842
Collateral on securities loaned, at value	43,375
Total liabilities		479,018

Net Assets		$ 228,176,889
Net Assets consist of:
Paid in capital		$ 221,666,699
Undistributed net investment income		4,171,244
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,153,044)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,491,990
Net Assets		$ 228,176,889

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index
Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($10,259,172 ÷ 1,022,273 shares)	$ 10.04

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($210,071,493 ÷ 20,913,016 shares)	$ 10.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($473,790 ÷ 47,101 shares)	$ 10.06

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($7,372,434 ÷ 732,947 shares)	$ 10.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 5,933,527
Interest		678
Income from Fidelity Central Funds		9,832
Income before foreign taxes withheld		5,944,037
Less foreign taxes withheld		(651,201)
Total income		5,292,836

Expenses
Management fee	$ 457,980
Transfer agent fees	209,314
Independent trustees' compensation	646
Interest	670
Miscellaneous	358
Total expenses before reductions	668,968
Expense reductions	(271,096)	397,872
Net investment income (loss)		4,894,964
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,148,944)
Foreign currency transactions	(71,770)
Futures contracts	900,536
Swaps	340,068
Total net realized gain (loss)		(4,980,110)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $152,057)	6,703,587
Assets and liabilities in foreign currencies	(2,901)
Futures contracts	117,537
Swaps	168,555
Total change in net unrealized appreciation (depreciation)		6,986,778
Net gain (loss)		2,006,668
Net increase (decrease) in net assets resulting from operations		$ 6,901,632

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,894,964	$ 2,139,991
Net realized gain (loss)	(4,980,110)	(3,704,445)
Change in net unrealized appreciation (depreciation)	6,986,778	3,958,926
Net increase (decrease) in net assets resulting from operations	6,901,632	2,394,472
Distributions to shareholders from net investment income	(1,410,281)	-
Distributions to shareholders from net realized gain	(695,069)	(144,849)
Total distributions	(2,105,350)	(144,849)
Share transactions - net increase (decrease)	126,222,608	60,092,122
Redemption fees	278,931	291,097
Total increase (decrease) in net assets	131,297,821	62,632,842

Net Assets
Beginning of period	96,879,068	34,246,226
End of period (including undistributed net investment income of $4,171,244 and undistributed net investment income of $1,596,445, respectively)	$ 228,176,889	$ 96,879,068

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended October 31,	2013	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.27	.02
Net realized and unrealized gain (loss)	.19	(.06) H	(.48)
Total from investment operations	.45	.21	(.46)
Distributions from net investment income	(.12)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.19) K	(.03)	-
Redemption fees added to paid in capital D	.02	.04	-
Net asset value, end of period	$ 10.04	$ 9.76	$ 9.54
Total Return B,C	4.78%	2.68%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.46%	.46%	.46% A
Expenses net of fee waivers, if any	.32%	.33%	.33% A
Expenses net of all reductions	.32%	.33%	.33% A
Net investment income (loss)	2.56%	2.80%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,259	$ 44,554	$ 14,188
Portfolio turnover rate F	33%	62%	-% G,L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended October 31,	2013	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.28	.02
Net realized and unrealized gain (loss)	.21	(.06) H	(.48)
Total from investment operations	.47	.22	(.46)
Distributions from net investment income	(.14)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.20)	(.03)	-
Redemption fees added to paid in capital D	.01	.04	-
Net asset value, end of period	$ 10.05	$ 9.77	$ 9.54
Total Return B,C	4.93%	2.78%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.22%	.22% A
Expenses net of all reductions	.20%	.22%	.22% A
Net investment income (loss)	2.68%	2.91%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 210,071	$ 51,728	$ 10,517
Portfolio turnover rate F	33%	62%	-% G,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.27	.28	.03
Net realized and unrealized gain (loss)	.20	(.04) H	(.49)
Total from investment operations	.47	.24	(.46)
Distributions from net investment income	(.15)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.21)	(.03)	-
Redemption fees added to paid in capital D	.01	.04	-
Net asset value, end of period	$ 10.06	$ 9.79	$ 9.54
Total Return B,C	4.91%	2.99%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.28%	.28%	.28% A
Expenses net of fee waivers, if any	.13%	.15%	.15% A
Expenses net of all reductions	.13%	.15%	.15% A
Net investment income (loss)	2.74%	2.99%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 474	$ 517	$ 4,771
Portfolio turnover rate F	33%	62%	-% G,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended October 31,	2013	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.28	.03
Net realized and unrealized gain (loss)	.21	(.04) H	(.49)
Total from investment operations	.47	.24	(.46)
Distributions from net investment income	(.15)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.21)	(.03)	-
Redemption fees added to paid in capital D	.01	.04	-
Net asset value, end of period	$ 10.06	$ 9.79	$ 9.54
Total Return B,C	4.95%	2.99%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.24%	.25%	.25% A
Expenses net of fee waivers, if any	.10%	.12%	.12% A
Expenses net of all reductions	.10%	.12%	.12% A
Net investment income (loss)	2.78%	3.02%	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,372	$ 80	$ 4,771
Portfolio turnover rate F	33%	62%	-% G,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Life of fund A
Investor Class	19.79%	11.64%
Fidelity Advantage Class	19.88%	11.68%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Global ex U.S. Index Fund - Investor Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® ACWI® (All Country World Index) ex USA Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid investor preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, central banks worldwide, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, combined with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone brightly, with most markets in the region - large and small - registering solid, index-beating gains. Another bright spot was Japan, which, despite a struggling yen and taking a second-half breather, posted a 34% result for the full year. The U.S. - by far the index's biggest constituent - also outperformed the global market with a roughly 28% advance. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as evidenced by performance in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%).

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Global ex U.S. Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares gained 19.79% and 19.88%, respectively, in line with the benchmark MSCI® ACWI® (All Country World Index) ex USA Index, which added 20.42%. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Japan and Europe ex U.K. were two notably strong performing markets during the period. The top individual contributor was Japanese automaker Toyota Motor, which benefited from the country's aggressive monetary policy. Japanese telecommunication services company SoftBank also added value, as did U.K.-based mobile communications provider Vodafone and Swiss pharmaceutical company Roche Holding. In contrast, many mining companies were hurt by the steep drop in the price of gold, including Canada's Barrick Gold and Goldcorp, as well as Australia's Newcrest Mining. Of final note, the fund was hurt by its holdings in equity index futures, which we used to temporarily reinvest cash to gain additional exposure to the market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Global ex U.S. Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.1	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.0	0.9
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.0	0.9
Novartis AG (Switzerland, Pharmaceuticals)	1.0	1.0
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	0.8	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.7	0.6
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.7	0.7
	9.5
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.1	26.3
Industrials	10.7	9.5
Consumer Discretionary	9.9	9.5
Consumer Staples	9.7	10.7
Energy	9.5	9.3
Materials	8.3	8.4
Health Care	7.5	7.4
Information Technology	6.4	6.0
Telecommunication Services	5.8	5.6
Utilities	3.3	3.4
Geographic Diversification (% of fund's net assets)
As of October 31, 2013
Japan 14.6%
United Kingdom 14.2%
Canada 7.0%
France 6.5%
Switzerland 6.3%
Germany 6.1%
Australia 5.6%
Korea (South) 3.4%
Hong Kong 2.6%
Other * 33.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of April 30, 2013
Japan 14.9%
United Kingdom 13.9%
Canada 7.1%
Australia 6.2%
Switzerland 6.1%
France 6.0%
Germany 5.6%
Korea (South) 3.1%
Hong Kong 2.7%
Other * 34.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Annual Report

Spartan Global ex U.S. Index Fund

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 5.6%
AGL Energy Ltd.	12,106	$ 178,953
ALS Ltd.	8,844	83,840
Alumina Ltd. (a)	56,524	54,957
Amcor Ltd.	27,879	285,632
AMP Ltd.	66,833	299,413
APA Group unit	17,693	101,339
Asciano Ltd.	22,892	125,924
ASX Ltd.	4,548	157,714
Australia & New Zealand Banking Group Ltd.	61,960	1,981,721
Bendigo & Adelaide Bank Ltd.	8,867	91,349
BHP Billiton Ltd.	72,644	2,568,212
Boral Ltd.	17,951	83,814
Brambles Ltd.	35,365	310,855
Caltex Australia Ltd.	3,046	53,347
CFS Retail Property Trust unit	51,137	100,048
Coca-Cola Amatil Ltd.	13,396	163,330
Cochlear Ltd.	1,277	71,090
Commonwealth Bank of Australia	36,383	2,616,193
Computershare Ltd.	10,113	102,656
Crown Ltd.	9,396	149,816
CSL Ltd.	11,105	729,464
DEXUS Property Group unit	103,424	106,060
Echo Entertainment Group Ltd.	19,421	48,643
Federation Centres unit	35,229	82,576
Flight Centre Ltd.	1,106	54,263
Fortescue Metals Group Ltd.	35,552	175,066
Goodman Group unit	39,532	189,060
Harvey Norman Holdings Ltd.	11,527	35,517
Iluka Resources Ltd.	8,767	85,347
Incitec Pivot Ltd.	34,585	86,950
Insurance Australia Group Ltd.	46,972	274,365
Leighton Holdings Ltd.	3,927	66,475
Lend Lease Group unit	12,420	133,822
Macquarie Group Ltd.	6,995	336,847
Metcash Ltd.	18,394	58,240
Mirvac Group unit	84,905	139,631
National Australia Bank Ltd.	52,888	1,765,044
Newcrest Mining Ltd.	16,913	164,649
Orica Ltd.	8,575	170,765
Origin Energy Ltd.	25,028	346,076
Qantas Airways Ltd. (a)	23,760	27,959
QBE Insurance Group Ltd.	27,270	381,459
Common Stocks - continued
	Shares	Value
Australia - continued
QR National Ltd.	44,933	$ 203,424
Ramsay Health Care Ltd.	3,113	114,159
Rio Tinto Ltd.	9,896	598,512
Santos Ltd.	22,142	317,470
SEEK Ltd.	6,600	81,031
Sonic Healthcare Ltd.	8,818	134,516
SP AusNet unit	38,733	45,761
Stockland Corp. Ltd. unit	52,634	199,486
Suncorp-Metway Ltd.	29,389	371,656
Sydney Airport unit	1,950	7,722
Tabcorp Holdings Ltd.	16,558	56,339
Tatts Group Ltd.	33,915	100,652
Telstra Corp. Ltd.	97,610	477,887
The GPT Group unit	38,655	134,813
Toll Holdings Ltd.	15,656	85,380
Transurban Group unit	31,270	209,839
Treasury Wine Estates Ltd.	16,004	71,093
Wesfarmers Ltd.	22,700	921,917
Westfield Group unit	47,172	482,406
Westfield Retail Trust unit	68,139	199,001
Westpac Banking Corp.	70,104	2,272,014
Whitehaven Coal Ltd.	10,561	16,170
Woodside Petroleum Ltd.	15,013	550,838
Woolworths Ltd.	28,145	928,384
WorleyParsons Ltd.	4,428	92,324
TOTAL AUSTRALIA		23,711,275
Austria - 0.2%
Andritz AG	1,720	105,954
Erste Group Bank AG	5,892	207,796
IMMOFINANZ Immobilien Anlagen AG	20,252	88,678
OMV AG	3,239	154,559
Osterreichische Elektrizitatswirtschafts AG	1,627	38,206
Raiffeisen International Bank-Holding AG	1,003	36,865
Telekom Austria AG	4,418	36,393
Vienna Insurance Group AG	886	46,946
Voestalpine AG	2,621	123,788
TOTAL AUSTRIA		839,185
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	32,660	187,160
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.8%
Experian PLC	22,868	$ 465,665
Glencore Xstrata PLC	240,437	1,310,757
Petrofac Ltd.	5,645	132,419
Randgold Resources Ltd.	1,934	143,429
Shire PLC	12,366	548,314
Wolseley PLC	5,950	320,647
WPP PLC	29,636	629,618
TOTAL BAILIWICK OF JERSEY		3,550,849
Belgium - 0.8%
Ageas	5,338	227,178
Anheuser-Busch InBev SA NV	18,135	1,879,942
Belgacom SA	3,280	89,803
Colruyt NV	1,631	91,226
Delhaize Group SA	2,396	153,019
Groupe Bruxelles Lambert SA	1,899	169,579
KBC Groupe SA	5,215	284,289
Solvay SA Class A	1,315	205,861
Telenet Group Holding NV	1,282	70,409
UCB SA	2,459	161,660
Umicore SA	2,487	118,641
TOTAL BELGIUM		3,451,607
Bermuda - 0.4%
Brilliance China Automotive Holdings Ltd.	66,000	115,434
Cheung Kong Infrastructure Holdings Ltd.	15,000	104,379
China Gas Holdings Ltd.	44,000	49,034
China Resources Gas Group Ltd.	22,000	56,894
Cosco Pacific Ltd.	43,878	63,952
Credicorp Ltd.	1,486	202,988
First Pacific Co. Ltd.	52,852	60,126
GOME Electrical Appliances Holdings Ltd.	268,000	41,481
Haier Electronics Group Co. Ltd.	18,000	38,401
Kerry Properties Ltd.	15,000	65,007
Kunlun Energy Co. Ltd.	74,000	121,027
Li & Fung Ltd.	132,000	186,601
Nine Dragons Paper (Holdings) Ltd.	37,000	30,543
Noble Group Ltd.	94,000	77,942
NWS Holdings Ltd.	27,921	43,576
Orient Overseas International Ltd.	4,500	23,246
Seadrill Ltd.	8,495	393,138
Shangri-La Asia Ltd.	32,000	58,610
Common Stocks - continued
	Shares	Value
Bermuda - continued
Sihuan Pharmaceutical Holdings Group Ltd.	55,000	$ 41,003
Yue Yuen Industrial (Holdings) Ltd.	17,000	46,705
TOTAL BERMUDA		1,820,087
Brazil - 1.2%
All America Latina Logistica SA	10,800	38,664
Anhanguera Educacional Participacoes SA	9,400	56,227
Banco Bradesco SA	13,750	220,410
Banco do Brasil SA	12,600	167,329
Banco Santander SA (Brasil) unit	21,000	143,893
BB Seguridade Participacoes SA	13,200	144,185
BM&F Bovespa SA	41,900	236,228
BR Malls Participacoes SA	9,400	91,054
BR Properties SA	4,400	37,318
Brasil Foods SA	14,900	349,853
CCR SA	19,600	162,998
Centrais Eletricas Brasileiras SA (Electrobras)	4,700	14,896
Cetip SA - Mercados Organizado	3,700	41,027
Cia. Hering SA	3,200	46,496
Cielo SA	8,232	249,878
Companhia de Bebidas das Americas (AmBev)	3,100	115,479
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	7,800	82,659
Companhia de Saneamento de Minas Gerais	900	14,535
Companhia Siderurgica Nacional SA (CSN)	16,900	91,961
Cosan SA Industria e Comercio	2,900	58,150
CPFL Energia SA	4,800	41,011
Cyrela Brazil Realty SA	6,000	44,862
Drogasil SA	4,700	34,366
Duratex SA	5,240	32,677
Ecorodovias Infraestrutura e Logistica SA	3,100	21,034
Embraer SA	13,200	96,340
Energias do Brasil SA	6,400	36,568
Estacio Participacoes SA	5,000	38,613
Fibria Celulose SA (a)	5,900	76,509
Hypermarcas SA	8,400	73,306
JBS SA	18,100	65,041
Kroton Educacional SA	4,300	63,535
Localiza Rent A Car SA	3,380	55,071
Lojas Americanas SA	2,700	16,873
Lojas Renner SA	2,800	84,367
M. Dias Branco SA	700	32,831
Common Stocks - continued
	Shares	Value
Brazil - continued
MPX Mineracao e Energia SA (a)	4,614	$ 9,268
MRV Engenharia e Participacoes SA	6,700	28,921
Multiplan Empreendimentos Imobiliarios SA	2,000	46,951
Multiplus SA	1,000	12,387
Natura Cosmeticos SA	3,900	77,993
Obrascon Huarte Lain Brasil SA	2,400	21,320
Odontoprev SA	7,700	31,828
Petroleo Brasileiro SA - Petrobras (ON)	66,000	575,681
Porto Seguro SA	2,100	26,388
Qualicorp SA (a)	4,000	37,461
Souza Cruz SA	8,800	95,181
Sul America SA unit	3,253	23,814
Terna Participacoes SA unit	2,800	27,185
TIM Participacoes SA	18,800	95,838
Totvs SA	3,100	52,557
Tractebel Energia SA	4,000	68,030
Ultrapar Participacoes SA	7,200	191,876
Vale SA	30,500	486,731
Weg SA	5,200	67,548
TOTAL BRAZIL		5,153,202
Canada - 6.9%
Agnico Eagle Mines Ltd. (Canada)	3,753	111,440
Agrium, Inc.	3,447	294,234
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,194	216,334
AltaGas Ltd.	2,627	97,254
ARC Resources Ltd.	7,227	191,861
ATCO Ltd. Class I (non-vtg.)	1,680	77,970
Athabasca Oil Corp. (a)	7,838	48,863
Bank of Montreal	14,576	1,015,210
Bank of Nova Scotia	26,947	1,638,297
Barrick Gold Corp.	22,808	443,626
Baytex Energy Corp.	2,814	117,456
BCE, Inc.	5,847	254,427
Bell Aliant, Inc.	1,490	37,741
BlackBerry Ltd. (a)	10,421	82,430
Bombardier, Inc. Class B (sub. vtg.)	31,376	142,639
Bonavista Energy Corp.	4,410	50,882
Brookfield Asset Management, Inc. Class A	12,401	490,973
Brookfield Properties Corp.	6,273	117,199
CAE, Inc.	6,422	73,604
Cameco Corp.	8,558	162,435
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Imperial Bank of Commerce	9,048	$ 769,729
Canadian National Railway Co.	9,572	1,051,621
Canadian Natural Resources Ltd.	24,795	786,905
Canadian Oil Sands Ltd.	11,194	218,158
Canadian Pacific Railway Ltd.	3,994	570,916
Canadian Tire Ltd. Class A (non-vtg.)	1,681	156,032
Canadian Utilities Ltd. Class A (non-vtg.)	2,513	92,335
Catamaran Corp. (a)	4,731	221,973
Cenovus Energy, Inc.	16,839	500,333
CGI Group, Inc. Class A (sub. vtg.) (a)	4,469	149,931
CI Financial Corp.	3,411	113,455
Crescent Point Energy Corp.	8,642	335,601
Dollarama, Inc.	1,545	132,799
Eldorado Gold Corp.	15,552	104,858
Empire Co. Ltd. Class A (non-vtg.)	581	42,784
Enbridge, Inc.	17,812	772,169
Encana Corp.	16,944	303,567
Enerplus Corp.	4,821	83,182
Finning International, Inc.	3,816	87,984
First Capital Realty, Inc.	2,971	51,632
First Quantum Minerals Ltd.	13,004	246,697
Fortis, Inc.	4,596	142,951
Franco-Nevada Corp.	3,184	143,252
George Weston Ltd.	1,142	93,034
Gildan Activewear, Inc.	2,489	119,980
Goldcorp, Inc.	18,498	471,210
Great-West Lifeco, Inc.	6,912	213,794
H&R REIT/H&R Finance Trust	3,353	69,462
Husky Energy, Inc.	7,962	226,340
IGM Financial, Inc.	2,207	106,344
Imperial Oil Ltd.	6,730	293,883
Industrial Alliance Insurance and Financial Services, Inc.	2,146	96,242
Intact Financial Corp.	3,101	193,409
Keyera Corp.	1,740	102,966
Kinross Gold Corp.	24,906	126,602
Loblaw Companies Ltd.	2,461	112,564
Magna International, Inc. Class A (sub. vtg.)	5,228	442,799
Manulife Financial Corp.	41,642	737,666
MEG Energy Corp. (a)	3,106	99,407
Metro, Inc. Class A (sub. vtg.)	2,100	131,380
National Bank of Canada	3,693	320,474
New Gold, Inc. (a)	11,383	66,814
Common Stocks - continued
	Shares	Value
Canada - continued
Onex Corp. (sub. vtg.)	1,979	$ 104,563
Open Text Corp.	1,307	96,046
Pacific Rubiales Energy Corp.	6,714	138,897
Pembina Pipeline Corp.	7,107	233,185
Pengrowth Energy Corp.	12,369	79,482
Penn West Petroleum Ltd.	10,513	117,366
Peyto Exploration & Development Corp.	3,212	96,793
Potash Corp. of Saskatchewan, Inc.	19,648	610,555
Power Corp. of Canada (sub. vtg.)	8,192	241,364
Power Financial Corp.	5,766	189,739
RioCan (REIT)	3,596	87,775
Rogers Communications, Inc. Class B (non-vtg.)	8,225	373,286
Royal Bank of Canada	32,601	2,189,346
Saputo, Inc.	2,999	148,390
Shaw Communications, Inc. Class B	8,860	211,930
Shoppers Drug Mart Corp.	4,600	268,769
Silver Wheaton Corp.	8,277	187,823
SNC-Lavalin Group, Inc.	3,346	140,592
Sun Life Financial, Inc.	13,496	454,591
Suncor Energy, Inc.	34,268	1,245,302
Talisman Energy, Inc.	23,659	294,986
Teck Resources Ltd. Class B (sub. vtg.)	13,064	349,576
TELUS Corp. (a)	4,664	162,915
The Toronto-Dominion Bank	20,848	1,912,341
Thomson Reuters Corp.	8,420	316,401
Tim Hortons, Inc.	371	22,164
Tim Hortons, Inc. (Canada)	3,153	188,215
Tourmaline Oil Corp. (a)	3,361	130,327
TransAlta Corp.	6,112	82,244
TransCanada Corp.	16,087	725,007
Turquoise Hill Resources Ltd. (a)	10,365	50,003
Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,041	743,841
Vermilion Energy, Inc.	2,063	113,394
Yamana Gold, Inc.	16,336	162,005
TOTAL CANADA		29,237,322
Cayman Islands - 1.0%
AAC Technology Holdings, Inc.	17,000	75,100
Agile Property Holdings Ltd.	36,000	43,415
Anta Sports Products Ltd.	24,000	34,423
ASM Pacific Technology Ltd.	5,100	49,171
Belle International Holdings Ltd.	103,000	145,340
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Bosideng International Holdings Ltd.	74,000	$ 17,085
Chailease Holding Co. Ltd.	16,000	38,811
China Mengniu Dairy Co. Ltd.	29,000	127,551
China Resources Cement Holdings Ltd.	46,198	30,926
China Resources Land Ltd.	46,000	133,200
China Shanshui Cement Group Ltd.	30,000	10,680
China State Construction International Holdings Ltd.	42,000	70,749
Country Garden Holdings Co. Ltd.	93,638	64,012
Daphne Interl Holdings Ltd.	14,000	7,295
ENN Energy Holdings Ltd.	16,000	94,828
Evergrande Real Estate Group Ltd.	151,000	63,688
GCL-Poly Energy Holdings Ltd. (a)	219,000	67,228
Geely Automobile Holdings Ltd.	110,000	55,475
Golden Eagle Retail Group Ltd. (H Shares)	14,000	21,019
Greentown China Holdings Ltd.	14,000	27,195
Hengan International Group Co. Ltd.	16,500	202,073
Intime Department Store Group Co. Ltd.	27,500	32,739
Kingboard Chemical Holdings Ltd.	13,400	35,259
Lee & Man Paper Manufacturing Ltd.	47,000	33,706
Longfor Properties Co. Ltd.	32,500	52,986
MGM China Holdings Ltd.	20,400	70,254
MStar Semiconductor, Inc.	5,000	51,554
Parkson Retail Group Ltd.	12,000	4,117
Sands China Ltd.	54,800	389,460
Shenzhou International Group Holdings Ltd.	11,000	37,882
Shimao Property Holdings Ltd.	31,500	79,309
Shui On Land Ltd.	57,503	20,026
Sino Biopharmaceutical Ltd.	60,000	42,332
SOHO China Ltd.	51,500	45,103
Tencent Holdings Ltd.	23,100	1,260,921
Tingyi (Cayman Islands) Holding Corp.	44,000	124,287
TPK Holding Co. Ltd.	6,295	44,162
Uni-President China Holdings Ltd.	22,000	21,991
Want Want China Holdings Ltd.	131,000	201,409
Wynn Macau Ltd.	36,000	138,140
Yingde Gases Group Co. Ltd.	23,500	24,127
Zhen Ding Technology Holding Ltd.	5,302	12,429
Zhongsheng Group Holdings Ltd. Class H	16,000	25,631
TOTAL CAYMAN ISLANDS		4,127,088
Chile - 0.3%
AES Gener SA	46,834	28,114
Common Stocks - continued
	Shares	Value
Chile - continued
Aguas Andinas SA	43,124	$ 29,212
Banco de Chile	458,754	69,926
Banco de Credito e Inversiones	847	49,522
Banco Santander Chile	1,478,114	90,837
CAP SA	1,867	38,776
Cencosud SA	24,993	101,968
Colbun SA	149,464	37,056
Compania Cervecerias Unidas SA	3,798	50,937
Compania de Petroleos de Chile SA (COPEC)	10,161	148,770
CorpBanca SA	3,511,313	39,483
E-CL SA	11,997	18,715
Empresa Nacional de Electricidad SA	78,568	119,788
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,171	48,798
Empresas CMPC SA	28,694	85,368
Enersis SA	439,860	147,685
LATAM Airlines Group SA	6,006	99,484
S.A.C.I. Falabella	15,923	158,468
Vina Concha y Toro SA	7,049	12,935
TOTAL CHILE		1,375,842
China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	498,000	239,590
Air China Ltd. (H Shares)	50,000	34,116
Aluminum Corp. of China Ltd. (H Shares) (a)	102,000	37,718
Anhui Conch Cement Co. Ltd. (H Shares)	27,500	95,947
AviChina Industry & Technology Co. Ltd. (H Shares)	44,000	20,885
Bank Communications Co. Ltd. (H Shares)	192,000	140,415
Bank of China Ltd. (H Shares)	1,720,000	805,314
BBMG Corp. (H Shares)	24,000	17,211
Beijing Capital International Airport Co. Ltd. (H Shares)	38,000	26,810
BYD Co. Ltd. (H Shares) (a)	12,000	59,435
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	37,000	34,122
China BlueChemical Ltd. (H Shares)	40,000	25,693
China CITIC Bank Corp. Ltd. (H Shares)	186,000	104,360
China Coal Energy Co. Ltd. (H Shares)	95,000	58,326
China Communications Construction Co. Ltd. (H Shares)	101,000	82,462
China Communications Services Corp. Ltd. (H Shares)	48,000	29,408
China Construction Bank Corp. (H Shares)	1,644,000	1,276,523
China Cosco Holdings Co. Ltd. (H Shares) (a)	72,000	34,175
China International Marine Containers (Group) Ltd. (H Shares)	8,000	14,962
China Life Insurance Co. Ltd. (H Shares)	173,000	456,682
Common Stocks - continued
	Shares	Value
China - continued
China Longyuan Power Grid Corp. Ltd. (H Shares)	65,000	$ 74,700
China Merchants Bank Co. Ltd. (H Shares)	100,751	200,125
China Minsheng Banking Corp. Ltd. (H Shares)	115,000	131,865
China National Building Materials Co. Ltd. (H Shares)	70,000	68,438
China Oilfield Services Ltd. (H Shares)	34,000	95,163
China Pacific Insurance Group Co. Ltd. (H Shares)	58,200	210,190
China Petroleum & Chemical Corp. (H Shares)	582,000	471,133
China Railway Construction Corp. Ltd. (H Shares)	48,500	53,173
China Railway Group Ltd. (H Shares)	93,000	52,540
China Shenhua Energy Co. Ltd. (H Shares)	74,500	226,777
China Shipping Container Lines Co. Ltd. (H Shares) (a)	85,000	21,050
China Southern Airlines Ltd. (H Shares)	26,000	9,591
China Telecom Corp. Ltd. (H Shares)	308,000	160,885
China Vanke Co. Ltd. (B Shares)	32,600	55,209
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	55,000	27,738
CITIC Securities Co. Ltd. (H Shares)	21,000	43,988
CSR Corp. Ltd. (H Shares)	51,000	42,495
Datang International Power Generation Co. Ltd. (H Shares)	68,000	31,136
Dongfeng Motor Group Co. Ltd. (H Shares)	60,000	84,819
Great Wall Motor Co. Ltd. (H Shares)	22,500	132,191
Guangzhou Automobile Group Co. Ltd. (H Shares)	52,000	61,705
Guangzhou R&F Properties Co. Ltd. (H Shares)	18,000	31,575
Haitong Securities Co. Ltd. (H Shares) (a)	24,000	36,404
Huaneng Power International, Inc. (H Shares)	74,000	77,242
Industrial & Commercial Bank of China Ltd. (H Shares)	1,679,000	1,175,928
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	25,000	49,000
Jiangsu Expressway Co. Ltd. (H Shares)	22,000	27,695
Jiangxi Copper Co. Ltd. (H Shares)	34,000	65,342
New China Life Insurance Co. Ltd. (H Shares) (a)	14,300	40,301
People's Insurance Co. of China Group (H Shares)	96,000	45,319
PetroChina Co. Ltd. (H Shares)	480,000	546,615
PICC Property & Casualty Co. Ltd. (H Shares)	70,601	108,183
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	41,500	326,786
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	44,000	41,316
Shanghai Electric Group Co. Ltd. (H Shares)	82,000	28,980
Shanghai Pharma Holding Co. Ltd. (H Shares)	17,300	35,658
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	81,000	21,418
Sinopharm Group Co. Ltd. (H Shares)	24,400	66,091
Tsingtao Brewery Co. Ltd. (H Shares)	8,000	65,523
Weichai Power Co. Ltd. (H Shares)	12,400	49,661
Wumart Stores, Inc. (H Shares)	9,000	15,021
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	3,600	11,469
Common Stocks - continued
	Shares	Value
China - continued
Yanzhou Coal Mining Co. Ltd. (H Shares)	38,000	$ 39,320
Zhaojin Mining Industry Co. Ltd. (H Shares)	15,000	12,150
Zhejiang Expressway Co. Ltd. (H Shares)	28,000	25,786
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	10,000	35,857
Zijin Mining Group Co. Ltd. (H Shares)	110,000	25,397
ZTE Corp. (H Shares) (a)	12,400	27,030
TOTAL CHINA		8,880,132
Colombia - 0.2%
Almacenes Exito SA	4,821	80,760
BanColombia SA	4,492	61,955
Cementos Argos SA	8,466	44,693
Cemex Latam Holdings SA	3,504	26,812
Corp. Financiera Colombiana SA	1,891	39,352
Corp. Financiera Colombiana SA (RFD) (a)	48	969
Ecopetrol SA	115,820	275,419
Grupo de Inversiones Suramerica SA	5,753	114,005
Interconexion Electrica SA ESP	8,032	39,728
Inversiones Argos SA	5,982	69,356
Isagen SA	15,857	25,306
TOTAL COLOMBIA		778,355
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	3,665	105,494
Komercni Banka A/S	344	85,405
Telefonica Czech Rep A/S	2,853	46,540
TOTAL CZECH REPUBLIC		237,439
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	12	108,439
Series B	30	290,265
Carlsberg A/S Series B	2,423	241,936
Coloplast A/S Series B	2,576	167,974
Danske Bank A/S (a)	14,888	347,723
DSV de Sammensluttede Vognmaend A/S	3,868	113,155
Novo Nordisk A/S Series B	8,997	1,498,474
Novozymes A/S Series B	5,034	197,209
TDC A/S	16,878	152,396
Tryg A/S	491	44,870
William Demant Holding A/S (a)	510	50,459
TOTAL DENMARK		3,212,900
Common Stocks - continued
	Shares	Value
Egypt - 0.0%
Commercial International Bank SAE	8,423	$ 52,091
Commercial International Bank SAE sponsored GDR	4,500	26,010
Global Telecom Holding GDR (a)	4,000	13,520
Orascom Telecom Holding SAE (a)	35,582	24,382
Talaat Moustafa Group Holding (a)	22,198	17,885
Telecom Egypt SAE	7,964	15,724
TOTAL EGYPT		149,612
Finland - 0.6%
Elisa Corp. (A Shares)	3,071	76,847
Fortum Corp.	10,291	229,151
Kesko Oyj	1,329	44,173
Kone Oyj (B Shares)	3,545	312,619
Metso Corp.	2,922	115,053
Neste Oil Oyj	2,879	57,110
Nokia Corp. (a)	85,055	646,485
Nokian Tyres PLC	2,517	127,369
Orion Oyj (B Shares)	2,192	58,899
Pohjola Bank PLC (A Shares)	3,088	56,266
Sampo Oyj (A Shares)	9,481	449,133
Stora Enso Oyj (R Shares)	11,976	111,384
UPM-Kymmene Corp.	12,147	193,128
Wartsila Corp.	4,031	178,806
TOTAL FINLAND		2,656,423
France - 6.5%
Accor SA	3,457	154,964
Aeroports de Paris	661	70,631
Air Liquide SA	6,303	858,357
Air Liquide SA (a)	745	101,456
Alstom SA	4,929	183,370
Arkema SA	1,401	159,063
Atos Origin SA	1,343	114,659
AXA SA	40,631	1,015,068
BIC SA	709	88,611
BNP Paribas SA	22,452	1,662,608
Bouygues SA	4,269	166,874
Bureau Veritas SA	4,919	148,536
Cap Gemini SA	3,384	222,610
Carrefour SA	13,760	504,058
Casino Guichard Perrachon SA	1,261	141,952
Christian Dior SA	1,260	239,507
Common Stocks - continued
	Shares	Value
France - continued
CNP Assurances	3,845	$ 67,867
Compagnie de St. Gobain	9,052	476,190
Compagnie Generale de Geophysique SA (a)	3,373	74,214
Credit Agricole SA (a)	22,844	275,953
Danone SA	12,973	962,082
Dassault Systemes SA	1,384	168,201
Edenred SA	4,461	151,574
EDF SA	4,801	168,440
EDF SA (a)	648	22,735
Essilor International SA	4,556	489,305
Eurazeo SA	658	49,789
Eutelsat Communications	3,224	102,190
Fonciere des Regions	652	55,921
France Telecom SA	42,139	579,246
GDF Suez (d)	30,128	750,221
Gecina SA	478	63,959
Groupe Eurotunnel SA	12,833	124,442
ICADE	868	79,987
Iliad SA	512	117,066
Imerys SA	730	58,647
JCDecaux SA	1,381	55,483
Kering SA	1,702	386,728
Klepierre SA	2,106	94,590
L'Oreal SA	4,868	833,792
L'Oreal SA	597	102,254
Lafarge SA	449	31,079
Lafarge SA (Bearer)	3,710	256,799
Lagardere S.C.A. (Reg.)	2,601	94,609
Legrand SA	6,040	343,040
LVMH Moet Hennessy - Louis Vuitton SA	5,761	1,109,159
Michelin CGDE Series B	4,154	434,400
Natixis SA	20,243	109,170
Pernod Ricard SA	4,820	579,175
Publicis Groupe SA	3,952	329,623
Remy Cointreau SA	597	58,913
Renault SA	4,358	381,710
Rexel SA	5,054	126,605
Safran SA	5,554	354,990
Sanofi SA	26,946	2,873,070
Schneider Electric SA	11,965	1,008,032
SCOR SE	3,357	118,667
Societe Generale Series A	15,906	903,160
Common Stocks - continued
	Shares	Value
France - continued
Sodexo SA	1,020	$ 99,007
Sodexo SA	1,068	103,666
Suez Environnement SA	6,109	106,626
Technip SA	2,325	243,545
Thales SA	1,956	120,040
Total SA	48,314	2,964,208
Unibail-Rodamco	2,187	573,094
Vallourec SA	2,371	141,083
Veolia Environnement SA	7,972	136,765
VINCI SA	10,475	671,939
Vivendi SA	26,977	684,761
Wendel SA	725	101,193
Zodiac Aerospace	792	126,890
TOTAL FRANCE		27,328,218
Germany - 5.7%
adidas AG	4,733	540,317
Allianz SE	10,259	1,725,823
Axel Springer Verlag AG	771	46,495
BASF AG	20,735	2,157,360
Bayer AG	18,650	2,317,979
Bayerische Motoren Werke AG (BMW)	7,502	850,925
Beiersdorf AG	2,211	211,070
Brenntag AG	1,165	197,406
Celesio AG	1,885	58,699
Commerzbank AG (a)	21,359	274,603
Continental AG	2,478	454,040
Daimler AG (Germany)	21,718	1,782,231
Deutsche Bank AG	23,068	1,114,857
Deutsche Boerse AG	4,291	323,058
Deutsche Lufthansa AG (a)	5,369	103,988
Deutsche Post AG	20,466	692,609
Deutsche Telekom AG	63,356	997,851
E.ON AG	40,813	745,593
Fraport AG Frankfurt Airport Services Worldwide	755	58,503
Fresenius Medical Care AG & Co. KGaA	4,733	312,786
Fresenius SE & Co. KGaA	2,831	367,966
GEA Group AG	4,186	182,158
Hannover Reuck SE	1,416	113,605
HeidelbergCement Finance AG	3,224	254,151
Henkel AG & Co. KGaA	3,036	280,676
Common Stocks - continued
	Shares	Value
Germany - continued
Hochtief AG	651	$ 59,053
Hugo Boss AG	746	97,277
Infineon Technologies AG	24,888	240,901
K&S AG	3,912	99,803
Kabel Deutschland Holding AG	628	78,957
Lanxess AG	1,949	137,182
Linde AG	4,164	791,231
MAN SE	737	88,809
Merck KGaA	1,482	246,694
Metro AG	2,995	140,435
Muenchener Rueckversicherungs AG	4,040	844,189
OSRAM Licht AG (a)	1,775	91,978
ProSiebenSat.1 Media AG	3,946	187,947
RWE AG	10,971	405,019
SAP AG	20,840	1,630,777
Siemens AG	17,913	2,289,144
Suedzucker AG (Bearer)	1,636	52,711
Telefonica Deutschland Holding AG	6,240	49,216
Thyssenkrupp AG (a)	8,694	222,216
United Internet AG	2,301	90,914
Volkswagen AG	675	165,425
TOTAL GERMANY		24,174,627
Greece - 0.0%
Greek Organization of Football Prognostics SA	4,959	61,608
Hellenic Telecommunications Organization SA (a)	6,109	77,056
TOTAL GREECE		138,664
Hong Kong - 2.6%
AIA Group Ltd.	273,200	1,386,614
Bank of East Asia Ltd.	29,607	128,120
Beijing Enterprises Holdings Ltd.	11,500	94,412
BOC Hong Kong (Holdings) Ltd.	85,500	279,008
Cathay Pacific Airways Ltd.	25,000	49,594
Cheung Kong Holdings Ltd.	31,000	484,612
China Agri-Industries Holdings Ltd.	41,609	19,535
China Everbright International Ltd.	43,000	42,872
China Everbright Ltd.	14,000	20,730
China Insurance International Holdings Co. Ltd. (a)	16,200	25,283
China Merchant Holdings International Co. Ltd.	26,493	93,971
China Mobile Ltd.	136,500	1,418,460
China Overseas Grand Oceans Group Ltd.	11,000	13,110
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Overseas Land and Investment Ltd.	90,000	$ 278,602
China Resources Enterprise Ltd.	28,000	99,136
China Resources Power Holdings Co. Ltd.	42,000	109,970
China Unicom Ltd.	110,000	172,097
CITIC Pacific Ltd.	36,000	51,263
CLP Holdings Ltd.	39,500	317,916
CNOOC Ltd.	408,000	829,860
Dah Chong Hong Holdings Ltd.	27,000	22,915
Far East Horizon Ltd.	31,000	22,671
Fosun International Ltd.	31,000	29,788
Franshion Properties China Ltd.	70,000	24,287
Fushan International Energy Group Ltd.	62,000	20,872
Galaxy Entertainment Group Ltd. (a)	47,000	350,697
Guangdong Investment Ltd.	62,000	53,339
Hang Lung Properties Ltd.	52,000	171,366
Hang Seng Bank Ltd.	17,600	292,841
Henderson Land Development Co. Ltd.	25,568	151,535
HKT Trust / HKT Ltd. unit	49,000	45,442
Hong Kong & China Gas Co. Ltd.	132,620	309,954
Hong Kong Exchanges and Clearing Ltd.	25,243	406,988
Hopewell Holdings Ltd.	12,500	42,081
Hutchison Whampoa Ltd.	48,000	598,065
Hysan Development Co. Ltd.	14,020	65,552
Lenovo Group Ltd.	138,000	147,736
Link (REIT)	53,047	267,527
MTR Corp. Ltd.	31,000	120,154
New World Development Co. Ltd.	88,604	122,740
New World Development Co. Ltd. rights (a)	1,107	0
PCCW Ltd.	106,000	47,852
Poly Property Group Co., Ltd.	57,000	34,922
Power Assets Holdings Ltd.	32,000	266,632
Shanghai Industrial Holdings Ltd.	12,000	39,701
Sino Land Ltd.	64,600	90,655
Sino-Ocean Land Holdings Ltd.	65,933	41,841
SJM Holdings Ltd.	43,000	138,933
Sun Art Retail Group Ltd.	51,000	83,542
Sun Hung Kai Properties Ltd.	36,333	476,130
Swire Pacific Ltd. (A Shares)	15,000	173,255
Swire Properties Ltd.	25,400	68,799
Wharf Holdings Ltd.	34,000	286,367
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Wheelock and Co. Ltd.	22,000	$ 112,369
Yuexiu Property Co. Ltd.	102,000	28,417
TOTAL HONG KONG		11,071,130
Hungary - 0.0%
Magyar Telekom PLC	8,429	11,576
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	965	66,041
OTP Bank PLC	4,715	97,886
TOTAL HUNGARY		175,503
India - 1.3%
ACC Ltd.	699	12,873
Adani Enterprises Ltd. (a)	5,076	17,104
Aditya Birla Nuvo Ltd. (a)	756	15,063
Ambuja Cements Ltd.	14,289	43,673
Apollo Hospitals Enterprise Ltd.	2,172	32,033
Asian Paints India Ltd.	6,801	59,535
Bajaj Auto Ltd.	1,703	58,861
Bank of Baroda	1,438	15,002
Bank of India	1,387	4,724
Bharat Heavy Electricals Ltd.	15,085	34,540
Bharat Petroleum Corp. Ltd.	2,882	16,815
Bharti Airtel Ltd.	14,171	84,418
Cairn India Ltd.	11,395	58,469
Canara Bank Ltd. (a)	1,035	4,337
Cipla Ltd.	8,341	55,928
Coal India Ltd.	12,588	58,820
Dabur India Ltd.	8,093	23,462
Divi's Laboratories Ltd.	789	12,451
DLF Ltd.	11,476	28,241
Dr. Reddy's Laboratories Ltd.	2,392	95,088
GAIL India Ltd.	7,791	44,705
GlaxoSmithKline Consumer Healthcare Ltd.	200	15,140
Godrej Consumer Products Ltd.	2,150	30,406
HCL Technologies Ltd.	4,801	85,336
HDFC Bank Ltd.	34,493	383,055
Hero Motocorp Ltd. (a)	1,900	64,082
Hindalco Industries Ltd.	25,861	48,282
Hindustan Unilever Ltd.	14,896	147,415
Housing Development Finance Corp. Ltd.	32,536	451,446
ICICI Bank Ltd.	7,038	127,204
Idea Cellular Ltd.	15,383	43,123
Common Stocks - continued
	Shares	Value
India - continued
Infosys Ltd.	10,437	$ 556,219
ITC Ltd.	49,314	268,080
Jaiprakash Associates Ltd.	20,985	16,226
Jindal Steel & Power Ltd. (a)	7,028	27,354
JSW Steel Ltd. (a)	1,442	20,158
Kotak Mahindra Bank Ltd.	7,164	87,475
Larsen & Toubro Ltd.	7,285	115,108
LIC Housing Finance Ltd. (a)	7,810	28,459
Lupin Ltd.	1,772	26,310
Mahindra & Mahindra Financial Services Ltd.	4,719	21,629
Mahindra & Mahindra Ltd.	7,005	100,925
Mundra Port and SEZ Ltd.	5,684	13,420
NTPC Ltd.	25,534	61,780
Oil & Natural Gas Corp. Ltd.	17,637	84,058
Oil India Ltd.	1,877	14,433
Piramal Enterprises Ltd.	1,061	9,677
Power Finance Corp. Ltd.	2,492	5,435
Power Grid Corp. of India Ltd.	23,276	38,262
Ranbaxy Laboratories Ltd. (a)	2,322	14,737
Reliance Capital Ltd.	1,117	6,708
Reliance Communication Ltd. (a)	13,695	32,646
Reliance Industries Ltd.	28,770	427,040
Reliance Infrastructure Ltd. (a)	2,459	17,230
Reliance Power Ltd. (a)	12,443	14,770
Rural Electrification Corp. Ltd.	4,073	12,839
Sesa Sterlite Ltd.	24,664	80,847
Shriram Transport Finance Co. Ltd.	3,683	36,538
Siemens India Ltd.	750	7,085
State Bank of India	3,157	92,048
Sun Pharmaceutical Industries Ltd.	13,906	137,381
Tata Consultancy Services Ltd.	10,396	356,304
Tata Motors Ltd.	17,125	106,206
Tata Power Co. Ltd.	24,991	33,315
Tata Steel Ltd.	5,982	32,510
Titan Industries Ltd.	3,831	16,611
Ultratech Cemco Ltd.	1,011	32,268
Unitech Ltd. (a)	18,169	5,145
United Breweries Ltd. (a)	1,205	18,091
United Spirits Ltd.	1,983	82,834
Wipro Ltd.	13,805	107,173
Common Stocks - continued
	Shares	Value
India - continued
Wockhardt Ltd. (a)	449	$ 3,239
Zee Entertainment Enterprises Ltd. (a)	7,288	31,465
TOTAL INDIA		5,371,669
Indonesia - 0.5%
PT Adaro Energy Tbk	312,000	28,231
PT Astra Agro Lestari Tbk	10,500	17,325
PT Astra International Tbk	447,500	263,993
PT Bank Central Asia Tbk	273,000	253,079
PT Bank Danamon Indonesia Tbk Series A	98,500	37,574
PT Bank Mandiri (Persero) Tbk	208,000	158,686
PT Bank Negara Indonesia (Persero) Tbk	169,500	72,175
PT Bank Rakyat Indonesia Tbk	247,000	173,102
PT Bumi Resources Tbk (a)	176,500	7,124
PT Bumi Serpong Damai Tbk	223,500	31,128
PT Charoen Pokphand Indonesia Tbk	176,500	61,064
PT Global Mediacom Tbk	128,000	21,688
PT Gudang Garam Tbk	12,500	40,918
PT Indo Tambangraya Megah Tbk	8,500	22,546
PT Indocement Tunggal Prakarsa Tbk	35,500	65,819
PT Indofood Sukses Makmur Tbk	102,000	60,173
PT Indofood Sukses Makmur Tbk	33,500	33,284
PT Indosat Tbk	20,000	7,807
PT Jasa Marga Tbk	39,500	18,396
PT Kalbe Farma Tbk	522,500	60,257
PT Lippo Karawaci Tbk (a)	367,500	36,839
PT Matahari Department Store Tbk (a)	28,000	30,552
PT Media Nusantara Citra Tbk	67,500	14,970
PT Perusahaan Gas Negara Tbk Series B	248,500	112,428
PT Semen Gresik (Persero) Tbk	69,000	87,837
PT Tambang Batubbara Bukit Asam Tbk	13,500	14,551
PT Telkomunikasi Indonesia Tbk Series B	1,006,000	209,722
PT Unilever Indonesia Tbk	34,500	91,816
PT United Tractors Tbk	39,500	61,321
PT XL Axiata Tbk	57,000	22,628
TOTAL INDONESIA		2,117,033
Ireland - 0.3%
Bank of Ireland (a)	481,598	176,017
CRH PLC	16,606	404,083
Elan Corp. PLC (a)	11,230	186,528
James Hardie Industries PLC CDI	10,514	108,615
Common Stocks - continued
	Shares	Value
Ireland - continued
Kerry Group PLC Class A	3,286	$ 210,430
Ryanair Holdings PLC	827	6,847
Ryanair Holdings PLC sponsored ADR	570	28,620
TOTAL IRELAND		1,121,140
Isle of Man - 0.0%
Genting Singapore PLC	136,000	166,962
Israel - 0.3%
Bank Hapoalim BM (Reg.)	24,633	132,098
Bank Leumi le-Israel BM (a)	29,419	112,295
Bezeq The Israeli Telecommunication Corp. Ltd.	39,273	68,394
Delek Group Ltd.	90	31,138
Israel Chemicals Ltd.	10,804	89,404
Israel Corp. Ltd. (Class A) (a)	61	30,775
Mizrahi Tefahot Bank Ltd.	2,598	30,502
NICE Systems Ltd.	1,030	40,387
NICE Systems Ltd. sponsored ADR	265	10,383
Teva Pharmaceutical Industries Ltd.	14,196	527,501
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,038	186,859
TOTAL ISRAEL		1,259,736
Italy - 1.5%
Assicurazioni Generali SpA	26,462	618,694
Atlantia SpA	7,607	166,804
Banca Monte dei Paschi di Siena SpA (a)(d)	164,042	51,896
Enel Green Power SpA	39,537	96,197
Enel SpA	149,306	658,841
ENI SpA	57,477	1,459,166
EXOR SpA	2,417	95,792
Fiat SpA (a)	19,255	151,371
Finmeccanica SpA (a)	9,478	69,556
Intesa Sanpaolo SpA	263,865	655,979
Luxottica Group SpA	3,908	211,702
Mediobanca SpA	12,164	111,068
Pirelli & C SpA	5,212	73,455
Prysmian SpA	4,791	117,090
Saipem SpA	5,937	139,132
Snam Rete Gas SpA	46,702	240,703
Telecom Italia SpA	237,239	231,438
Terna SpA	32,699	162,049
Common Stocks - continued
	Shares	Value
Italy - continued
UniCredit SpA	98,494	$ 740,865
Unione di Banche Italiane ScpA	18,286	126,622
TOTAL ITALY		6,178,420
Japan - 14.6%
ABC-MART, Inc.	500	25,005
ACOM Co. Ltd. (a)	7,400	28,976
Advantest Corp.	2,800	33,510
AEON Co. Ltd.	13,400	182,862
AEON Financial Service Co. Ltd.	1,300	39,923
AEON Mall Co. Ltd.	2,570	72,991
Air Water, Inc.	3,000	42,883
Aisin Seiki Co. Ltd.	4,200	170,623
Ajinomoto Co., Inc.	14,000	195,902
Alfresa Holdings Corp.	900	49,191
All Nippon Airways Ltd.	26,000	54,321
Amada Co. Ltd.	9,000	77,423
Aozora Bank Ltd.	25,000	72,676
Asahi Glass Co. Ltd.	24,000	148,225
Asahi Group Holdings	8,900	240,696
Asahi Kasei Corp.	29,000	220,707
Asics Corp.	3,400	59,944
Astellas Pharma, Inc.	9,900	551,889
Bank of Kyoto Ltd.	7,000	61,679
Bank of Yokohama Ltd.	26,000	143,371
Benesse Holdings, Inc.	1,700	63,362
Bridgestone Corp.	14,900	510,813
Brother Industries Ltd.	5,300	60,220
Calbee, Inc.	1,400	36,735
Canon, Inc.	25,800	814,163
Casio Computer Co. Ltd.	4,200	40,200
Central Japan Railway Co.	3,300	427,916
Chiba Bank Ltd.	17,000	121,191
Chiyoda Corp.	3,000	38,044
Chubu Electric Power Co., Inc.	14,100	208,723
Chugai Pharmaceutical Co. Ltd.	4,800	112,783
Chugoku Electric Power Co., Inc.	7,000	107,301
Citizen Holdings Co. Ltd.	4,900	34,960
Coca-Cola West Co. Ltd.	1,200	24,340
Cosmo Oil Co. Ltd. (a)	14,000	24,651
Credit Saison Co. Ltd.	3,400	93,059
Dai Nippon Printing Co. Ltd.	13,000	136,578
Common Stocks - continued
	Shares	Value
Japan - continued
Dai-ichi Mutual Life Insurance Co.	19,700	$ 281,233
Daicel Chemical Industries Ltd.	6,000	50,573
Daido Steel Co. Ltd.	7,000	40,253
Daihatsu Motor Co. Ltd.	4,600	89,315
Daiichi Sankyo Kabushiki Kaisha	15,500	287,384
Daikin Industries Ltd.	5,300	304,927
Dainippon Sumitomo Pharma Co. Ltd.	4,100	55,170
Daito Trust Construction Co. Ltd.	1,600	163,366
Daiwa House Industry Co. Ltd.	13,000	260,439
Daiwa Securities Group, Inc.	38,000	347,084
DeNA Co. Ltd.	2,300	50,117
DENSO Corp.	10,900	523,946
Dentsu, Inc.	5,000	188,911
Don Quijote Co. Ltd.	1,300	86,536
East Japan Railway Co.	7,700	668,904
Eisai Co. Ltd.	5,900	231,764
Electric Power Development Co. Ltd.	2,500	79,895
FamilyMart Co. Ltd.	1,200	53,756
Fanuc Corp.	4,400	705,794
Fast Retailing Co. Ltd.	1,200	403,934
Fuji Electric Co. Ltd.	11,000	49,312
Fuji Heavy Industries Ltd.	13,400	366,377
Fujifilm Holdings Corp.	10,800	264,209
Fujitsu Ltd.	43,000	184,737
Fukuoka Financial Group, Inc.	18,000	81,188
Furukawa Electric Co. Ltd.	12,000	27,813
GREE, Inc. (a)(d)	1,900	16,341
GungHo Online Entertainment, Inc. (a)(d)	70	44,173
Gunma Bank Ltd.	9,000	52,075
Hakuhodo DY Holdings, Inc.	5,100	39,444
Hamamatsu Photonics K.K.	1,500	56,129
Hankyu Hanshin Holdings, Inc.	27,000	151,439
Hino Motors Ltd.	6,000	84,777
Hirose Electric Co. Ltd.	700	106,800
Hiroshima Bank Ltd.	10,000	42,559
Hisamitsu Pharmaceutical Co., Inc.	1,300	70,344
Hitachi Chemical Co. Ltd.	2,300	35,286
Hitachi Construction Machinery Co. Ltd.	2,400	50,828
Hitachi High-Technologies Corp.	1,200	27,600
Hitachi Ltd.	110,000	769,462
Hitachi Metals Ltd.	5,000	67,328
Hokkaido Electric Power Co., Inc. (a)	3,600	46,376
Common Stocks - continued
	Shares	Value
Japan - continued
Hokuhoku Financial Group, Inc.	25,000	$ 51,549
Hokuriku Electric Power Co., Inc.	3,600	51,276
Honda Motor Co. Ltd.	37,000	1,477,518
Hoya Corp.	9,600	230,202
Hulic Co. Ltd.	6,400	101,839
Ibiden Co. Ltd.	2,200	38,138
Idemitsu Kosan Co. Ltd.	500	41,857
INPEX Corp.	19,800	228,729
Isetan Mitsukoshi Holdings Ltd.	8,000	121,242
Ishikawajima-Harima Heavy Industries Co. Ltd.	28,000	118,561
Isuzu Motors Ltd.	26,000	161,917
Itochu Corp.	34,400	413,631
ITOCHU Techno-Solutions Corp.	500	19,615
Iyo Bank Ltd.	6,000	62,650
J Front Retailing Co. Ltd.	10,000	77,814
Japan Airlines Co. Ltd.	1,300	75,988
Japan Exchange Group, Inc.	5,800	134,839
Japan Petroleum Exploration Co. Ltd.	700	28,500
Japan Prime Realty Investment Corp.	16	53,170
Japan Real Estate Investment Corp.	13	148,524
Japan Retail Fund Investment Corp.	53	107,342
Japan Steel Works Ltd.	6,000	33,519
Japan Tobacco, Inc.	25,100	908,211
JFE Holdings, Inc.	11,000	250,082
JGC Corp.	5,000	191,319
Joyo Bank Ltd.	15,000	77,912
JSR Corp.	4,200	80,002
JTEKT Corp.	4,200	53,921
JX Holdings, Inc.	52,300	258,606
Kajima Corp.	18,000	76,397
Kamigumi Co. Ltd.	5,000	43,492
Kaneka Corp.	7,000	44,419
Kansai Electric Power Co., Inc. (a)	16,100	203,778
Kansai Paint Co. Ltd.	5,000	67,184
Kao Corp.	12,100	402,973
Kawasaki Heavy Industries Ltd.	31,000	121,133
KDDI Corp.	12,200	660,709
Keihin Electric Express Railway Co. Ltd.	10,000	94,131
Keio Corp.	13,000	90,070
Keisei Electric Railway Co.	6,000	61,963
Keyence Corp.	1,010	432,876
Kikkoman Corp.	4,000	72,902
Common Stocks - continued
	Shares	Value
Japan - continued
Kinden Corp.	3,000	$ 32,948
Kintetsu Corp.	42,000	154,567
Kirin Holdings Co. Ltd.	20,000	292,310
Kobe Steel Ltd. (a)	59,000	104,216
Koito Manufacturing Co. Ltd.	2,000	36,407
Komatsu Ltd.	21,400	469,524
Konami Corp.	2,000	48,335
Konica Minolta, Inc.	10,000	82,810
Kubota Corp.	24,000	353,422
Kuraray Co. Ltd.	7,800	91,582
Kurita Water Industries Ltd.	2,700	58,925
Kyocera Corp.	7,300	379,093
Kyowa Hakko Kirin Co., Ltd.	5,000	55,225
Kyushu Electric Power Co., Inc. (a)	10,000	140,798
Lawson, Inc.	1,400	112,271
LIXIL Group Corp.	6,200	145,531
M3, Inc.	15	41,079
Mabuchi Motor Co. Ltd.	500	26,584
Makita Corp.	2,600	131,480
Marubeni Corp.	38,000	297,519
Marui Group Co. Ltd.	4,600	44,034
Maruichi Steel Tube Ltd.	1,000	24,420
Mazda Motor Corp. (a)	61,000	274,592
McDonald's Holdings Co. (Japan) Ltd.	1,300	35,921
Medipal Holdings Corp.	2,600	35,058
Meiji Holdings Co. Ltd.	1,300	72,672
Miraca Holdings, Inc.	1,300	58,575
Mitsubishi Chemical Holdings Corp.	30,000	140,437
Mitsubishi Corp.	32,100	649,417
Mitsubishi Electric Corp.	44,000	483,647
Mitsubishi Estate Co. Ltd.	28,000	800,229
Mitsubishi Gas Chemical Co., Inc.	8,000	65,381
Mitsubishi Heavy Industries Ltd.	69,000	438,513
Mitsubishi Logistics Corp.	3,000	41,691
Mitsubishi Materials Corp.	27,000	105,635
Mitsubishi Motors Corp. of Japan (a)(d)	9,500	106,753
Mitsubishi Tanabe Pharma Corp.	4,800	67,698
Mitsubishi UFJ Financial Group, Inc.	288,700	1,838,519
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,400	70,119
Mitsui & Co. Ltd.	39,000	557,151
Mitsui Chemicals, Inc.	17,000	45,191
Mitsui Fudosan Co. Ltd.	19,000	629,392
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui OSK Lines Ltd.	24,000	$ 101,588
Mizuho Financial Group, Inc.	521,400	1,094,452
MS&AD Insurance Group Holdings, Inc.	11,200	289,602
Murata Manufacturing Co. Ltd.	4,500	361,214
Nabtesco Corp.	2,500	61,019
Namco Bandai Holdings, Inc.	4,100	77,287
NEC Corp.	55,000	123,540
Nexon Co. Ltd.	2,800	32,725
NGK Insulators Ltd.	6,000	100,920
NGK Spark Plug Co. Ltd.	4,000	91,352
NHK Spring Co. Ltd.	3,300	34,544
Nidec Corp.	2,400	233,885
Nikon Corp.	8,000	147,890
Nintendo Co. Ltd.	2,400	269,889
Nippon Building Fund, Inc.	15	185,564
Nippon Electric Glass Co. Ltd.	7,000	36,006
Nippon Express Co. Ltd.	19,000	95,409
Nippon Meat Packers, Inc.	4,000	58,565
Nippon Prologis REIT, Inc.	6	59,917
Nippon Steel & Sumitomo Metal Corp.	173,700	573,306
Nippon Telegraph & Telephone Corp.	10,000	519,803
Nippon Yusen KK	39,000	119,164
Nishi-Nippon City Bank Ltd.	14,000	37,825
Nissan Motor Co. Ltd.	56,700	569,340
Nisshin Seifun Group, Inc.	4,450	48,244
Nissin Food Holdings Co. Ltd.	1,200	51,365
Nitori Holdings Co. Ltd.	750	70,354
Nitto Denko Corp.	3,700	194,032
NKSJ Holdings, Inc.	7,750	200,610
NOK Corp.	2,000	30,917
Nomura Holdings, Inc.	83,000	613,124
Nomura Real Estate Holdings, Inc.	3,000	75,904
Nomura Real Estate Office Fund, Inc.	7	34,580
Nomura Research Institute Ltd.	2,100	70,481
NSK Ltd.	10,000	106,823
NTT Data Corp.	2,700	89,761
NTT DoCoMo, Inc.	35,100	556,863
NTT Urban Development Co.	2,700	34,466
Obayashi Corp.	15,000	96,107
Odakyu Electric Railway Co. Ltd.	14,000	135,111
Oji Holdings Corp.	19,000	86,831
Olympus Corp. (a)	5,500	175,953
Common Stocks - continued
	Shares	Value
Japan - continued
Omron Corp.	4,800	$ 183,174
Ono Pharmaceutical Co. Ltd.	1,800	136,098
Oracle Corp. Japan	900	35,535
Oriental Land Co. Ltd.	1,100	176,140
ORIX Corp.	28,400	491,919
Osaka Gas Co. Ltd.	41,000	172,695
Otsuka Corp.	400	51,881
Otsuka Holdings Co. Ltd.	8,400	239,249
Panasonic Corp.	50,300	515,543
Park24 Co. Ltd.	2,100	41,002
Rakuten, Inc.	15,900	207,171
Resona Holdings, Inc.	43,900	228,356
Ricoh Co. Ltd.	15,000	158,412
Rinnai Corp.	700	54,180
ROHM Co. Ltd.	2,200	90,305
Sankyo Co. Ltd. (Gunma)	1,200	57,071
Sanrio Co. Ltd.	1,000	54,952
Santen Pharmaceutical Co. Ltd.	1,800	91,378
SBI Holdings, Inc. Japan	4,730	57,242
Secom Co. Ltd.	4,900	295,188
Sega Sammy Holdings, Inc.	4,200	107,669
Sekisui Chemical Co. Ltd.	9,000	104,567
Sekisui House Ltd.	12,000	172,246
Seven & i Holdings Co., Ltd.	17,200	636,549
Seven Bank Ltd.	12,500	44,241
Sharp Corp. (a)	33,000	97,617
Shikoku Electric Power Co., Inc. (a)	4,300	76,751
Shimadzu Corp.	5,000	48,962
Shimamura Co. Ltd.	500	56,210
SHIMANO, Inc.	1,900	166,296
SHIMIZU Corp.	12,000	61,541
Shin-Etsu Chemical Co., Ltd.	9,200	520,187
Shinsei Bank Ltd.	38,000	88,970
Shionogi & Co. Ltd.	6,500	143,836
Shiseido Co. Ltd.	8,500	145,410
Shizuoka Bank Ltd.	13,000	146,268
Showa Denko K.K.	35,000	47,458
Showa Shell Sekiyu K.K.	3,500	37,628
SMC Corp.	1,200	279,382
SoftBank Corp.	21,700	1,620,532
Sojitz Corp.	27,200	52,817
Sony Corp.	23,100	402,972
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Financial Holdings, Inc.	3,800	$ 70,956
Stanley Electric Co. Ltd.	3,100	72,109
Sumco Corp.	1,900	17,265
Sumitomo Chemical Co. Ltd.	33,000	120,859
Sumitomo Corp.	25,800	335,743
Sumitomo Electric Industries Ltd.	17,300	259,229
Sumitomo Heavy Industries Ltd.	12,000	53,111
Sumitomo Metal Mining Co. Ltd.	12,000	166,207
Sumitomo Mitsui Financial Group, Inc.	28,900	1,396,907
Sumitomo Mitsui Trust Holdings, Inc.	76,000	375,371
Sumitomo Realty & Development Co. Ltd.	8,000	378,532
Sumitomo Rubber Industries Ltd.	3,800	52,902
Suntory Beverage & Food Ltd.	2,700	88,890
Suzuken Co. Ltd.	1,500	54,165
Suzuki Motor Corp.	8,100	203,678
Sysmex Corp.	1,700	112,613
T&D Holdings, Inc.	13,600	163,278
Taiheiyo Cement Corp.	26,000	110,272
Taisei Corp.	23,000	117,996
Taisho Pharmaceutical Holdings Co. Ltd.	800	56,172
Taiyo Nippon Sanso Corp.	5,000	34,287
Takashimaya Co. Ltd.	6,000	57,246
Takeda Pharmaceutical Co. Ltd.	17,900	853,017
TDK Corp.	2,900	123,250
Teijin Ltd.	23,000	51,646
Terumo Corp.	3,600	174,351
The Chugoku Bank Ltd.	3,500	50,318
The Hachijuni Bank Ltd.	9,000	55,598
The Suruga Bank Ltd.	4,000	63,453
THK Co. Ltd.	2,500	54,571
Tobu Railway Co. Ltd.	22,000	114,045
Toho Co. Ltd.	2,300	49,284
Toho Gas Co. Ltd.	9,000	46,930
Tohoku Electric Power Co., Inc. (a)	10,200	123,463
Tokio Marine Holdings, Inc.	15,500	508,159
Tokyo Electric Power Co., Inc. (a)	31,900	170,247
Tokyo Electron Ltd.	3,900	214,003
Tokyo Gas Co. Ltd.	56,000	303,857
Tokyo Tatemono Co. Ltd.	9,000	84,492
Tokyu Corp.	25,000	170,252
Tokyu Fudosan Holdings Corp. (a)	12,000	118,514
TonenGeneral Sekiyu K.K.	6,000	55,737
Common Stocks - continued
	Shares	Value
Japan - continued
Toppan Printing Co. Ltd.	12,000	$ 94,780
Toray Industries, Inc.	35,000	218,706
Toshiba Corp.	92,000	391,025
Toto Ltd.	7,000	98,996
Toyo Seikan Group Holdings Ltd.	3,600	74,819
Toyo Suisan Kaisha Ltd.	2,000	63,606
Toyoda Gosei Co. Ltd.	1,500	37,507
Toyota Boshoku Corp.	1,500	20,091
Toyota Industries Corp.	3,900	172,029
Toyota Motor Corp.	62,500	4,052,387
Toyota Tsusho Corp.	4,700	130,552
Trend Micro, Inc.	2,300	85,547
Tsumura & Co.	1,300	40,859
Ube Industries Ltd.	27,000	55,887
Unicharm Corp.	2,500	160,572
United Urban Investment Corp.	55	83,943
USS Co. Ltd.	5,100	74,687
West Japan Railway Co.	3,800	170,392
Yahoo! Japan Corp.	33,300	155,368
Yakult Honsha Co. Ltd.	1,900	96,508
Yamada Denki Co. Ltd.	20,500	57,502
Yamaguchi Financial Group, Inc.	5,000	47,118
Yamaha Corp.	3,300	49,271
Yamaha Motor Co. Ltd.	6,600	101,102
Yamato Holdings Co. Ltd.	8,600	184,951
Yamato Kogyo Co. Ltd.	900	33,358
Yamazaki Baking Co. Ltd.	2,000	20,362
Yaskawa Electric Corp.	5,000	64,754
Yokogawa Electric Corp.	4,400	57,503
Yokohama Rubber Co. Ltd.	5,000	48,908
TOTAL JAPAN		61,413,902
Korea (South) - 3.2%
AMOREPACIFIC Corp.	76	62,302
AMOREPACIFIC Group, Inc.	60	21,173
BS Financial Group, Inc.	3,810	61,210
Celltrion, Inc.	1,439	62,440
Cheil Industries, Inc.	1,093	92,690
Cheil Worldwide, Inc. (a)	1,830	45,091
CJ CheilJedang Corp.	195	47,313
CJ Corp.	359	37,548
Coway Co. Ltd.	1,272	72,632
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Daelim Industrial Co.	569	$ 52,757
Daewoo Engineering & Construction Co. Ltd. (a)	1,470	11,898
Daewoo International Corp.	1,170	43,161
Daewoo Securities Co. Ltd.	3,472	32,421
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,100	66,189
DGB Financial Group Co. Ltd.	3,130	50,138
Dongbu Insurance Co. Ltd.	1,047	46,812
Doosan Co. Ltd.	194	25,957
Doosan Heavy Industries & Construction Co. Ltd.	961	39,254
Doosan Infracore Co. Ltd. (a)	1,910	27,356
E-Mart Co. Ltd.	477	114,162
GS Engineering & Construction Corp.	709	23,917
GS Holdings Corp.	1,221	67,304
Halla Visteon Climate Control	810	30,300
Hana Financial Group, Inc.	6,031	232,425
Hanjin Kal Corp. (a)	310	4,104
Hankook Tire Co. Ltd.	1,630	95,685
Hanwha Chemical Corp.	1,720	37,762
Hanwha Corp.	1,170	44,263
Hanwha Life Insurance Co. Ltd.	5,650	37,799
Hite Jinro Co. Ltd.	360	8,837
Hyosung Corp.	658	44,392
Hyundai Department Store Co. Ltd.	342	54,461
Hyundai Engineering & Construction Co. Ltd.	1,806	103,635
Hyundai Fire & Marine Insurance Co. Ltd.	1,720	49,188
Hyundai Glovis Co. Ltd.	297	65,905
Hyundai Heavy Industries Co. Ltd.	915	218,559
Hyundai Hysco Co. Ltd.	660	26,182
Hyundai Industrial Development & Construction Co.	990	22,015
Hyundai Merchant Marine Co. Ltd. (a)	1,176	15,236
Hyundai Mipo Dockyard Co. Ltd.	206	32,804
Hyundai Mobis	1,563	441,088
Hyundai Motor Co.	3,498	833,893
Hyundai Securities Co. Ltd.	1,300	8,244
Hyundai Steel Co.	1,247	102,812
Hyundai Wia Corp.	379	65,352
Industrial Bank of Korea	3,850	44,439
Kangwon Land, Inc.	2,400	65,920
KB Financial Group, Inc.	8,870	349,157
KCC Corp.	102	40,895
Kia Motors Corp.	6,050	351,731
Korea Aerospace Industries Ltd.	780	20,579
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Korea Electric Power Corp. (a)	5,680	$ 151,614
Korea Gas Corp.	683	41,124
Korea Investment Holdings Co. Ltd.	1,040	40,521
Korea Zinc Co. Ltd.	214	62,509
Korean Air Lines Co. Ltd. (a)	642	20,598
KT Corp.	730	24,116
KT&G Corp.	2,559	186,871
Kumho Petro Chemical Co. Ltd.	262	25,675
LG Chemical Ltd.	1,031	290,955
LG Corp.	2,101	124,126
LG Display Co. Ltd. (a)	5,140	120,251
LG Electronics, Inc.	2,358	151,085
LG Household & Health Care Ltd.	204	105,914
LG Innotek Co. Ltd. (a)	220	17,765
LG Telecom Ltd. (a)	5,200	59,532
Lotte Chemical Corp.	394	80,747
Lotte Confectionery Co. Ltd.	14	23,996
Lotte Shopping Co. Ltd.	249	94,435
LS Cable Ltd.	496	37,062
LS Industrial Systems Ltd.	293	18,359
Mirae Asset Securities Co. Ltd.	480	16,192
NCSOFT Corp.	364	70,483
NHN Corp.	639	359,455
NHN Entertainment Corp. (a)	345	36,896
Oci Co. Ltd.	340	61,511
Orion Corp.	89	86,796
POSCO	1,492	445,201
S-Oil Corp.	1,052	76,822
S1 Corp.	358	21,353
Samsung C&T Corp.	2,730	162,059
Samsung Card Co. Ltd.	960	35,550
Samsung Electro-Mechanics Co. Ltd.	1,311	100,677
Samsung Electronics Co. Ltd.	2,507	3,460,683
Samsung Engineering Co. Ltd.	722	50,819
Samsung Fire & Marine Insurance Co. Ltd.	779	182,037
Samsung Heavy Industries Co. Ltd.	3,540	129,921
Samsung Life Insurance Co. Ltd.	1,337	131,649
Samsung SDI Co. Ltd.	756	126,085
Samsung Securities Co. Ltd.	1,387	61,490
Samsung Techwin Co. Ltd.	881	48,064
Shinhan Financial Group Co. Ltd.	9,810	427,538
Shinsegae Co. Ltd.	181	45,622
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK C&C Co. Ltd.	461	$ 49,737
SK Energy Co. Ltd.	1,314	184,481
SK Holdings Co. Ltd.	563	102,120
SK Hynix, Inc. (a)	11,900	358,251
SK Networks Co. Ltd.	2,860	17,948
SK Telecom Co. Ltd.	187	40,731
Woori Finance Holdings Co. Ltd.	8,050	95,573
Woori Investment & Securities Co. Ltd.	2,241	23,650
Yuhan Corp.	163	28,721
TOTAL KOREA (SOUTH)		13,266,757
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	22,747	358,280
Kernel Holding SA (a)	1,180	15,894
Millicom International Cellular SA (depository receipt)	1,560	143,841
SES SA (France) (depositary receipt)	6,872	200,045
Subsea 7 SA	6,191	130,932
Tenaris SA	10,783	252,990
TOTAL LUXEMBOURG		1,101,982
Malaysia - 0.8%
AirAsia Bhd	27,000	22,924
AMMB Holdings Bhd	39,700	92,946
Astro Malaysia Holdings Bhd	32,500	29,859
Axiata Group Bhd	56,000	121,882
Berjaya Sports Toto Bhd	15,773	20,338
British American Tobacco (Malaysia) Bhd	3,000	60,352
Bumi Armada Bhd	17,100	21,453
Bumiputra-Commerce Holdings Bhd	108,409	256,555
DiGi.com Bhd	76,300	120,862
Felda Global Ventures Holdings Bhd	31,200	44,381
Gamuda Bhd	33,700	51,994
Genting Bhd	45,000	149,406
Genting Malaysia Bhd	69,600	95,255
Genting Plantations Bhd	5,000	17,234
Hong Leong Bank Bhd	12,900	58,360
Hong Leong Credit Bhd	3,600	17,244
IHH Healthcare Bhd (a)	58,400	76,411
IJM Corp. Bhd	27,500	50,531
IOI Corp. Bhd	63,400	109,265
Kuala Lumpur Kepong Bhd	10,600	77,573
Lafarge Malaysia Bhd	7,500	23,689
Common Stocks - continued
	Shares	Value
Malaysia - continued
Malayan Banking Bhd	101,544	$ 313,977
Malaysia Airports Holdings Bhd	13,180	35,116
Malaysian Plantations Bhd	26,800	44,065
Maxis Bhd	48,500	110,475
MISC Bhd (a)	28,800	46,624
MMC Corp. Bhd	17,700	15,028
Parkson Holdings Bhd	16,700	19,893
Petronas Chemicals Group Bhd	60,900	137,177
Petronas Dagangan Bhd	5,000	48,471
Petronas Gas Bhd	13,700	106,423
PPB Group Bhd	11,000	51,228
Public Bank Bhd (For. Reg.)	23,000	133,344
RHB Capital Bhd	13,195	32,982
SapuraKencana Petroleum Bhd (a)	80,500	102,012
Sime Darby Bhd	62,200	187,792
Telekom Malaysia Bhd	26,300	43,660
Tenaga Nasional Bhd	63,000	188,212
UEM Land Holdings Bhd	41,700	30,913
UMW Holdings Bhd	12,000	48,661
YTL Corp. Bhd	122,126	63,839
YTL Power International Bhd	48,000	28,893
TOTAL MALAYSIA		3,307,299
Mauritius - 0.0%
Golden Agri-Resources Ltd.	145,000	70,037
Mexico - 1.1%
Alfa SA de CV Series A	62,700	171,945
America Movil S.A.B. de CV Series L	832,000	892,755
CEMEX SA de CV unit	250,639	266,636
Coca-Cola FEMSA S.A.B. de CV Series L	9,600	117,005
Compartamos S.A.B. de CV	21,800	42,473
Controladora Commercial Mexicana S.A.B. de CV unit	7,600	31,158
El Puerto de Liverpool S.A.B. de CV Class C	4,800	51,840
Embotelladoras Arca S.A.B. de CV	6,300	37,398
Fibra Uno Administracion SA de CV	30,900	96,106
Fomento Economico Mexicano S.A.B. de CV unit	44,800	419,080
Genomma Lab Internacional SA de CV (a)	15,600	41,573
Grupo Aeroportuario del Pacifico SA de CV Series B	8,200	42,662
Grupo Aeroportuario del Sureste SA de CV Series B	5,100	60,959
Grupo Bimbo S.A.B. de CV Series A	36,800	123,623
Grupo Carso SA de CV Series A1	13,300	71,550
Grupo Comercial Chedraui S.A.B. de CV	9,800	30,646
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Banorte S.A.B. de CV Series O	56,100	$ 358,084
Grupo Financiero Inbursa S.A.B. de CV Series O	51,800	133,438
Grupo Financiero Santander Mexico S.A.B. de CV	41,700	116,721
Grupo Mexico SA de CV Series B	85,224	269,182
Grupo Televisa SA de CV	56,900	347,577
Industrias CH SA de CV (a)	3,700	18,234
Industrias Penoles SA de CV	3,140	91,873
Kimberly-Clark de Mexico SA de CV Series A	34,800	105,809
Mexichem S.A.B. de CV	23,621	98,650
Minera Frisco S.A.B. de CV (a)	12,200	31,194
OHL Mexico S.A.B. de CV (a)	17,600	45,230
Wal-Mart de Mexico SA de CV Series V	122,400	318,213
TOTAL MEXICO		4,431,614
Morocco - 0.0%
Attijariwafa Bank	329	13,224
Douja Promotion Groupe Addoha SA	1,252	8,910
Maroc Telecom SA	1,264	15,147
TOTAL MOROCCO		37,281
Netherlands - 2.2%
AEGON NV	40,293	320,607
Akzo Nobel NV	5,443	395,821
ASML Holding NV (Netherlands)	8,079	764,983
CNH Industrial NV (a)	20,873	246,844
Corio NV	1,427	62,262
Delta Lloyd NV	4,086	86,878
European Aeronautic Defence and Space Co. (EADS) NV	13,185	906,017
Fugro NV (Certificaten Van Aandelen)	1,702	106,497
Gemalto NV	1,832	205,434
Heineken Holding NV	2,233	142,179
Heineken NV (Bearer)	5,246	362,548
ING Groep NV (Certificaten Van Aandelen) (a)	86,833	1,103,450
Koninklijke Ahold NV	22,566	429,559
Koninklijke Boskalis Westminster NV	1,633	78,644
Koninklijke KPN NV (a)	72,745	232,503
Koninklijke Philips Electronics NV	21,719	767,565
OCI NV (a)	1,999	76,865
QIAGEN NV (a)	5,571	128,135
Randstad Holding NV	2,868	177,003
Reed Elsevier NV	15,027	302,677
Royal DSM NV	3,471	262,924
Common Stocks - continued
	Shares	Value
Netherlands - continued
STMicroelectronics NV	14,903	$ 114,634
TNT Express NV	8,705	80,371
Unilever NV (Certificaten Van Aandelen) (Bearer)	36,822	1,459,826
Vopak NV	1,616	99,493
Wolters Kluwer NV	6,758	183,330
Ziggo NV	3,399	145,857
TOTAL NETHERLANDS		9,242,906
New Zealand - 0.1%
Auckland International Airport Ltd.	25,441	72,079
Contact Energy Ltd.	6,868	29,783
Fletcher Building Ltd.	16,097	132,828
Sky City Entertainment Group Ltd.	11,789	37,880
Telecom Corp. of New Zealand Ltd.	44,868	87,093
TOTAL NEW ZEALAND		359,663
Norway - 0.5%
Aker Solutions ASA	3,548	49,051
DNB ASA	22,102	391,692
Gjensidige Forsikring ASA	4,122	76,928
Norsk Hydro ASA	22,816	101,949
Orkla ASA	17,229	139,643
Statoil ASA	25,446	602,083
Telenor ASA	15,775	378,936
Yara International ASA	4,269	184,298
TOTAL NORWAY		1,924,580
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	4,426	64,177
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	43,940	51,703
Aboitiz Power Corp.	30,700	24,154
Alliance Global Group, Inc.	50,100	30,548
Ayala Corp.	3,470	48,419
Ayala Land, Inc.	135,000	91,999
Bank of the Philippine Islands (BPI)	13,510	31,262
BDO Unibank, Inc.	33,393	62,590
DMCI Holdings, Inc.	17,150	20,557
Globe Telecom, Inc.	835	33,620
International Container Terminal Services, Inc.	18,640	44,858
Jollibee Food Corp.	7,670	31,486
Metro Pacific Investments Corp.	259,600	29,315
Common Stocks - continued
	Shares	Value
Philippines - continued
Metropolitan Bank & Trust Co.	2,145	$ 4,418
Philippine Long Distance Telephone Co.	955	63,365
PNOC Energy Development Corp.	187,400	25,151
SM Investments Corp.	4,992	98,881
SM Prime Holdings, Inc.	141,300	62,713
Universal Robina Corp.	16,890	49,832
TOTAL PHILIPPINES		804,871
Poland - 0.4%
Alior Bank SA	1,069	27,069
Bank Handlowy w Warszawie SA	887	34,209
Bank Millennium SA (a)	9,440	23,475
Bank Polska Kasa Opieki SA	2,861	179,257
Bank Zachodni WBK SA	584	71,096
BRE Bank SA	348	57,617
Cyfrowy Polsat SA (a)	4,461	32,440
ENEA SA	2,114	9,951
Eurocash SA	1,682	25,855
Grupa Lotos SA (a)	1,256	15,372
Jastrzebska Spolka Weglowa SA	739	15,990
KGHM Polska Miedz SA (Bearer)	3,164	127,932
Polish Oil & Gas Co. SA	38,877	71,561
Polska Grupa Energetyczna SA	16,911	98,819
Polski Koncern Naftowy Orlen SA	7,116	100,491
Powszechna Kasa Oszczednosci Bank SA	20,214	268,068
Powszechny Zaklad Ubezpieczen SA	1,236	188,107
Synthos SA	12,788	21,671
Tauron Polska Energia SA	25,470	41,591
Telekomunikacja Polska SA	12,999	42,115
Zaklady Azotowe w Tarnowie-Moscicach SA	1,110	29,368
TOTAL POLAND		1,482,054
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	37,580	49,647
Energias de Portugal SA	44,142	162,540
Galp Energia SGPS SA Class B	8,003	135,609
Jeronimo Martins SGPS SA	6,012	111,096
Portugal Telecom SGPS SA (Reg.) (d)	13,958	62,916
TOTAL PORTUGAL		521,808
Russia - 1.2%
Federal Grid Co. of Unified Energy System (a)	3,696,897	11,300
Gazprom OAO sponsored ADR (Reg. S)	134,199	1,256,103
Common Stocks - continued
	Shares	Value
Russia - continued
Inter Rao Ues JSC (a)	23,700,000	$ 6,930
LSR Group OJSC GDR (Reg. S)	2,758	11,322
LUKOIL Oil Co. sponsored ADR (United Kingdom)	11,587	760,107
Magnit OJSC GDR (Reg. S)	5,964	383,187
Megafon OJSC GDR	2,028	73,616
Mobile TeleSystems OJSC sponsored ADR	11,660	265,848
Norilsk Nickel OJSC ADR	11,607	175,730
NOVATEK OAO GDR (Reg. S)	2,027	284,794
Rosneft Oil Co. OJSC GDR (Reg. S)	27,182	214,602
Rostelecom sponsored ADR	3,569	77,733
RusHydro JSC sponsored ADR	28,511	48,013
Sberbank (Savings Bank of the Russian Federation)	1,860	5,962
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	60,389	771,168
Severstal GDR (Reg. S)	4,024	35,130
Sistema JSFC sponsored GDR	2,854	76,487
Surgutneftegas sponsored ADR	24,941	220,478
Tatneft OAO sponsored ADR	5,166	212,374
TMK OAO GDR (Reg. S)	1,349	17,429
Uralkali OJSC GDR (Reg. S)	5,849	156,227
VTB Bank OJSC sponsored GDR (Reg. S)	35,493	98,635
TOTAL RUSSIA		5,163,175
Singapore - 1.0%
Ascendas Real Estate Investment Trust	47,000	89,672
CapitaCommercial Trust (REIT)	42,000	49,871
CapitaLand Ltd.	57,000	143,165
CapitaMall Trust	56,000	91,064
CapitaMalls Asia Ltd.	27,000	43,906
City Developments Ltd.	9,000	74,626
ComfortDelgro Corp. Ltd.	43,000	66,636
DBS Group Holdings Ltd.	39,127	527,279
Global Logistic Properties Ltd.	67,000	166,664
Hutchison Port Holdings Trust	111,000	81,030
Jardine Cycle & Carriage Ltd.	3,000	88,512
Keppel Corp. Ltd.	32,000	279,504
Keppel Land Ltd.	19,000	56,746
Olam International Ltd.	38,000	47,110
Oversea-Chinese Banking Corp. Ltd.	59,000	493,962
SembCorp Industries Ltd.	24,000	102,785
SembCorp Marine Ltd.	21,000	76,075
Singapore Airlines Ltd.	13,000	109,153
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Exchange Ltd.	19,000	$ 112,269
Singapore Press Holdings Ltd.	34,000	116,326
Singapore Technologies Engineering Ltd.	33,000	112,108
Singapore Telecommunications Ltd.	183,000	556,867
StarHub Ltd.	13,000	46,571
United Overseas Bank Ltd.	29,000	486,524
UOL Group Ltd.	12,000	63,661
Wilmar International Ltd.	46,000	128,127
Yangzijiang Shipbuilding Holdings Ltd.	43,000	40,847
TOTAL SINGAPORE		4,251,060
South Africa - 1.5%
African Bank Investments Ltd.	17,259	29,227
African Rainbow Minerals Ltd.	2,763	52,919
Anglo American Platinum Ltd. (a)	1,644	66,510
AngloGold Ashanti Ltd.	8,568	129,500
Aspen Pharmacare Holdings Ltd.	6,489	180,648
Assore Ltd.	706	28,834
Barclays Africa Group Ltd.	7,364	113,694
Barloworld Ltd.	5,558	49,829
Bidvest Group Ltd.	6,394	170,513
Discovery Holdings Ltd.	7,239	61,294
Exxaro Resources Ltd.	3,416	52,403
FirstRand Ltd.	68,146	244,379
Foschini Ltd.	3,987	45,916
Gold Fields Ltd.	16,620	76,941
Growthpoint Properties Ltd.	39,658	100,738
Harmony Gold Mining Co. Ltd.	7,060	24,361
Impala Platinum Holdings Ltd.	11,968	145,446
Imperial Holdings Ltd.	4,131	87,774
Investec Ltd.	6,596	46,795
Kumba Iron Ore Ltd.	1,865	78,070
Liberty Holdings Ltd.	2,349	29,015
Life Healthcare Group Holdings Ltd.	22,510	91,935
Massmart Holdings Ltd.	2,821	45,243
Mediclinic International Ltd.	8,462	63,768
MMI Holdings Ltd.	26,718	65,606
Mr Price Group Ltd.	5,193	81,821
MTN Group Ltd.	38,424	763,753
Nampak Ltd.	11,617	38,420
Naspers Ltd. Class N	8,950	837,161
Nedbank Group Ltd.	4,491	97,526
Common Stocks - continued
	Shares	Value
South Africa - continued
Netcare Ltd.	20,021	$ 49,700
Northam Platinum Ltd. (a)	5,335	21,895
Pick 'n Pay Stores Ltd.	5,278	24,942
Pretoria Portland Cement Co. Ltd.	9,758	30,862
Rand Merchant Insurance Holdings Ltd.	12,728	35,856
Redefine Properties Ltd. unit	65,823	67,536
Remgro Ltd.	10,596	215,746
Reunert Ltd.	4,944	34,721
RMB Holdings Ltd.	15,916	79,796
Sanlam Ltd.	39,194	210,362
Sappi Ltd. (a)	14,597	42,982
Sasol Ltd.	12,523	639,898
Shoprite Holdings Ltd.	10,091	184,757
Spar Group Ltd.	4,204	53,813
Standard Bank Group Ltd.	28,106	357,024
Steinhoff International Holdings Ltd.	28,428	109,903
Tiger Brands Ltd.	3,747	109,804
Truworths International Ltd.	10,383	99,292
Vodacom Group Ltd.	8,496	97,327
Woolworths Holdings Ltd.	16,543	124,418
TOTAL SOUTH AFRICA		6,490,673
Spain - 2.3%
Abertis Infraestructuras SA	8,526	182,904
ACS Actividades de Construccion y Servicios SA	3,244	106,480
Amadeus IT Holding SA Class A	8,664	321,733
Banco Bilbao Vizcaya Argentaria SA	126,874	1,482,768
Banco de Sabadell SA	75,196	192,964
Banco Popular Espanol SA (a)	28,258	160,836
Banco Santander SA:
(Spain)	252,209	2,235,901
rights (a)	244,880	53,027
Bankia SA (a)	90,318	135,137
Cintra Concesiones de Infrastructuras de Transporte SA	8,836	168,499
Criteria CaixaCorp SA	28,473	148,026
Distribuidora Internacional de Alimentacion SA	13,574	124,090
Enagas SA	4,482	119,822
Gas Natural SDG SA	8,151	192,234
Grifols SA	3,298	135,254
Grupo Acciona SA	678	43,018
Iberdrola SA	107,495	675,463
Inditex SA	4,932	810,267
Common Stocks - continued
	Shares	Value
Spain - continued
International Consolidated Airlines Group SA (a)	16,499	$ 91,846
International Consolidated Airlines Group SA CDI (a)	3,400	18,966
MAPFRE SA (Reg.)	17,308	69,654
Red Electrica Corporacion SA	2,504	156,085
Repsol YPF SA	19,554	525,148
Telefonica SA	92,365	1,625,562
Zardoya Otis SA	3,496	60,900
TOTAL SPAIN		9,836,584
Sweden - 2.2%
Alfa Laval AB	7,270	166,042
ASSA ABLOY AB (B Shares)	7,604	377,498
Atlas Copco AB:
(A Shares)	15,148	420,307
(B Shares)	8,897	221,462
Boliden AB	5,720	81,474
Electrolux AB (B Shares)	5,333	131,678
Elekta AB (B Shares)	8,109	119,632
Getinge AB (B Shares)	4,404	139,663
H&M Hennes & Mauritz AB (B Shares)	21,420	925,548
Hexagon AB (B Shares)	5,163	155,048
Husqvarna AB (B Shares)	10,038	59,050
Industrivarden AB (C Shares)	3,110	55,432
Investment AB Kinnevik (B Shares)	5,074	186,985
Investor AB (B Shares)	10,157	326,338
Lundin Petroleum AB (a)	4,984	102,910
Nordea Bank AB	64,044	820,310
Ratos AB (B Shares)	4,683	40,578
Sandvik AB	23,755	321,496
Scania AB (B Shares)	6,982	140,070
Securitas AB (B Shares)	6,536	74,639
Skandinaviska Enskilda Banken AB (A Shares)	34,282	415,296
Skanska AB (B Shares)	8,950	172,507
SKF AB (B Shares)	9,056	239,954
Svenska Cellulosa AB (SCA) (B Shares)	13,277	376,998
Svenska Handelsbanken AB (A Shares)	11,429	517,828
Swedbank AB (A Shares)	20,669	539,048
Swedish Match Co. AB	4,761	157,082
Tele2 AB (B Shares)	6,745	81,397
Telefonaktiebolaget LM Ericsson (B Shares)	68,944	824,654
Common Stocks - continued
	Shares	Value
Sweden - continued
TeliaSonera AB	53,467	$ 443,080
Volvo AB (B Shares)	33,804	434,284
TOTAL SWEDEN		9,068,288
Switzerland - 6.3%
ABB Ltd. (Reg.)	49,578	1,263,127
Actelion Ltd.	2,475	191,623
Adecco SA (Reg.)	3,006	221,802
Aryzta AG	1,997	149,222
Baloise Holdings AG	1,060	123,366
Banque Cantonale Vaudoise (Bearer)	70	38,960
Barry Callebaut AG	47	49,106
Coca-Cola HBC AG	1,123	32,447
Coca-Cola HBC AG sponsored ADR	3,147	90,822
Compagnie Financiere Richemont SA Series A	11,820	1,212,157
Credit Suisse Group	33,921	1,055,213
Ems-Chemie Holding AG	172	62,698
Geberit AG (Reg.)	856	255,946
Givaudan SA	186	264,030
Holcim Ltd. (Reg.)	5,222	389,053
Julius Baer Group Ltd.	5,168	253,972
Kuehne & Nagel International AG	1,213	153,338
Lindt & Spruengli AG	2	100,601
Lindt & Spruengli AG (participation certificate)	28	118,190
Lonza Group AG	1,189	106,274
Nestle SA	72,841	5,257,937
Novartis AG	51,848	4,024,576
Pargesa Holding SA	608	48,414
Partners Group Holding AG	411	106,493
Roche Holding AG (participation certificate)	15,864	4,391,951
Schindler Holding AG:
(participation certificate)	1,092	154,891
(Reg.)	535	76,062
SGS SA (Reg.)	123	288,200
Sika AG (Bearer)	50	157,657
Sonova Holding AG Class B	1,171	152,417
Sulzer AG (Reg.)	517	80,967
Swatch Group AG (Bearer)	697	445,923
Swatch Group AG (Bearer) (Reg.)	1,009	112,426
Swiss Life Holding AG	705	140,091
Swiss Prime Site AG	1,169	88,640
Swiss Re Ltd.	7,936	697,084
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swisscom AG	538	$ 274,588
Syngenta AG (Switzerland)	2,106	850,017
Transocean Ltd. (Switzerland)	8,199	387,563
UBS AG	82,476	1,595,174
Zurich Insurance Group AG	3,345	924,958
TOTAL SWITZERLAND		26,387,976
Taiwan - 2.3%
Acer, Inc. (a)	49,000	31,962
Advanced Semiconductor Engineering, Inc.	133,916	131,612
Advantech Co. Ltd.	6,000	38,424
Asia Cement Corp.	50,987	69,028
ASUSTeK Computer, Inc.	15,000	114,659
AU Optronics Corp. (a)	199,000	64,969
Catcher Technology Co. Ltd.	15,000	87,141
Cathay Financial Holding Co. Ltd.	182,415	274,537
Chang Hwa Commercial Bank	105,827	63,277
Cheng Shin Rubber Industry Co. Ltd.	38,899	103,607
Cheng Uei Precision Industries Co. Ltd.	8,029	16,803
Chicony Electronics Co. Ltd.	8,150	20,240
China Airlines Ltd. (a)	48,490	17,544
China Development Finance Holding Corp.	298,800	89,026
China Life Insurance Co. Ltd.	50,701	49,607
China Motor Co. Ltd.	11,000	10,501
China Petrochemical Development Corp.	46,750	23,427
China Steel Corp.	257,869	223,834
Chinatrust Financial Holding Co. Ltd.	289,611	195,796
Chunghwa Telecom Co. Ltd.	90,000	288,398
Clevo Co. Ltd.	13,161	27,945
Compal Electronics, Inc.	99,000	77,357
CTCI Corp.	10,000	17,462
Delta Electronics, Inc.	42,000	217,598
E.SUN Financial Holdings Co. Ltd.	107,865	72,008
ECLAT Textile Co. Ltd.	3,000	32,971
Epistar Corp.	21,000	36,457
EVA Airways Corp. (a)	37,400	20,774
Evergreen Marine Corp. (Taiwan) (a)	36,000	21,158
Far Eastern Department Stores Co. Ltd.	19,734	21,185
Far Eastern Textile Ltd.	66,560	76,317
Far EasTone Telecommunications Co. Ltd.	36,000	82,555
Farglory Land Development Co. Ltd.	6,000	10,987
Feng Hsin Iron & Steel Co.	8,000	14,568
Common Stocks - continued
	Shares	Value
Taiwan - continued
First Financial Holding Co. Ltd.	151,802	$ 93,861
Formosa Chemicals & Fibre Corp.	70,590	203,604
Formosa International Hotel Corp.	1,100	13,210
Formosa Petrochemical Corp.	27,000	72,648
Formosa Plastics Corp.	90,480	245,297
Formosa Taffeta Co. Ltd.	17,000	21,109
Foxconn Technology Co. Ltd.	18,060	45,280
Fubon Financial Holding Co. Ltd.	147,398	215,326
Giant Manufacturing Co. Ltd.	7,000	52,438
Hermes Microvision, Inc.	1,000	32,648
Highwealth Construction Corp.	7,400	15,939
HIWIN Technologies Corp.	4,111	32,402
Hon Hai Precision Industry Co. Ltd. (Foxconn)	255,300	646,164
Hotai Motor Co. Ltd.	5,000	59,453
HTC Corp.	16,000	78,546
Hua Nan Financial Holdings Co. Ltd.	119,003	70,347
Innolux Corp. (a)	162,297	64,235
Inventec Corp.	48,280	43,138
Kinsus Interconnect Technology Corp.	5,000	17,836
Largan Precision Co. Ltd.	2,000	67,946
Lee Chang Yung Chemical Industry Corp.	11,216	14,784
LITE-ON Technology Corp.	49,224	85,956
MediaTek, Inc.	27,000	368,745
Mega Financial Holding Co. Ltd.	187,690	161,961
Merida Industry Co. Ltd.	4,000	30,304
Nan Ya Plastics Corp.	104,780	238,500
Nankang Rubber Tire Co. Ltd.	17,469	22,404
Novatek Microelectronics Corp.	13,000	51,452
Pegatron Corp.	40,000	55,580
Phison Electronics Corp.	4,000	28,809
Pou Chen Corp.	41,000	49,866
Powertech Technology, Inc.	16,000	28,809
President Chain Store Corp.	13,000	94,513
Quanta Computer, Inc.	56,000	132,604
Radiant Opto-Electronics Corp.	9,241	34,534
Realtek Semiconductor Corp.	14,090	32,742
Ruentex Development Co. Ltd.	12,703	26,541
Ruentex Industries Ltd.	9,146	23,552
ScinoPharm Taiwan Ltd.	7,080	23,572
Shin Kong Financial Holding Co. Ltd.	127,399	44,147
Siliconware Precision Industries Co. Ltd.	66,000	80,037
SIMPLO Technology Co. Ltd.	7,200	35,346
Common Stocks - continued
	Shares	Value
Taiwan - continued
Sinopac Holdings Co.	144,611	$ 71,237
Standard Foods Corp.	4,876	14,909
Synnex Technology International Corp.	31,000	49,446
Taishin Financial Holdings Co. Ltd.	140,609	70,937
Taiwan Business Bank	98,532	30,194
Taiwan Cement Corp.	73,000	106,022
Taiwan Cooperative Financial Holding Co. Ltd.	130,038	72,894
Taiwan Fertilizer Co. Ltd.	15,000	35,672
Taiwan Glass Industry Corp.	21,225	21,452
Taiwan Mobile Co. Ltd.	36,600	124,963
Taiwan Semiconductor Manufacturing Co. Ltd.	559,000	2,056,346
TECO Electric & Machinery Co. Ltd.	43,000	45,798
Transcend Information, Inc.	4,000	12,611
Tripod Technology Corp.	8,000	15,791
TSRC Corp.	16,200	29,885
U-Ming Marine Transport Corp.	13,000	21,354
Unified-President Enterprises Corp.	96,652	183,880
Unimicron Technology Corp.	29,000	22,906
United Microelectronics Corp.	267,000	113,051
Vanguard International Semiconductor Corp.	10,000	10,803
Walsin Lihwa Corp. (a)	66,000	20,427
Wan Hai Lines Ltd.	17,000	9,154
Wistron Corp.	50,280	47,146
WPG Holding Co. Ltd.	42,000	51,082
Yang Ming Marine Transport Corp. (a)	18,000	7,980
Yuanta Financial Holding Co. Ltd.	192,190	104,469
Yulon Motor Co. Ltd.	21,000	37,027
TOTAL TAIWAN		9,787,355
Thailand - 0.5%
Advanced Info Service PCL	1,700	13,928
Advanced Info Service PCL (For. Reg.)	22,800	186,795
Airports of Thailand PCL (For. Reg.)	10,500	71,518
Bangkok Bank PCL	11,800	78,098
Bangkok Bank PCL (For. Reg.)	19,700	130,384
Bangkok Dusit Medical Service PCL	3,200	13,777
Bangkok Dusit Medical Service PCL (For. Reg.)	5,200	22,387
Bank of Ayudhya PCL	11,400	14,010
Bank of Ayudhya PCL (For. Reg.)	49,700	61,077
Banpu PCL (For. Reg.)	25,500	23,759
BEC World PCL (For. Reg.)	24,100	45,103
C.P. ALL PCL (For. Reg.)	97,100	122,447
Common Stocks - continued
	Shares	Value
Thailand - continued
Central Pattana PCL	9,200	$ 14,188
Central Pattana PCL (For. Reg.)	25,200	38,863
Charoen Pokphand Foods PCL (For. Reg.)	54,500	42,549
Glow Energy PCL (For. Reg.)	9,400	21,971
Home Product Center PCL (For. Reg.)	81,549	30,393
Indorama Ventures PCL (For. Reg.)	25,900	20,803
IRPC PCL (For. Reg.)	160,700	18,484
Kasikornbank PCL	15,500	96,610
Kasikornbank PCL (For. Reg.)	27,900	173,899
Krung Thai Bank PCL (For. Reg.)	86,555	56,452
Minor International PCL (For. Reg.)	39,300	35,039
PTT Exploration and Production PCL (For. Reg.)	30,544	165,355
PTT Global Chemical PCL (For. Reg.)	38,239	96,442
PTT PCL (For. Reg.)	18,800	191,473
Siam Cement PCL	3,000	42,410
Siam Cement PCL (For. Reg.)	6,500	91,888
Siam Commercial Bank PCL (For. Reg.)	38,900	205,592
Thai Oil PCL (For. Reg.)	17,400	35,219
True Corp. PCL (For. Reg.) (a)	104,100	29,600
TOTAL THAILAND		2,190,513
Turkey - 0.4%
Akbank T.A.S.	39,366	154,605
Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,990	63,742
Arcelik A/S	5,615	35,863
Bim Birlesik Magazalar A/S JSC	4,575	96,026
Coca-Cola Icecek A/S	1,582	45,370
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	18,482	26,386
Enka Insaat ve Sanayi A/S	8,225	24,062
Eregli Demir ve Celik Fabrikalari T.A.S.	33,950	47,109
Ford Otomotiv Sanayi A/S	1,426	20,073
Haci Omer Sabanci Holding A/S	18,642	88,529
Koc Holding A/S	13,898	68,228
Koza Altin Isletmeleri A/S	1,096	19,436
TAV Havalimanlari Holding A/S	4,501	32,694
Tofas Turk Otomobil Fabrikasi A/S	1,996	13,248
Tupras Turkiye Petrol Rafinelleri A/S	2,959	67,147
Turk Hava Yollari AO	13,882	54,381
Turk Sise ve Cam Fabrikalari A/S	13,216	19,464
Turk Telekomunikasyon A/S	11,846	40,945
Turkcell Iletisim Hizmet A/S (a)	16,384	101,673
Turkiye Garanti Bankasi A/S	54,067	217,758
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Halk Bankasi A/S	13,689	$ 110,746
Turkiye Is Bankasi A/S Series C	34,428	94,510
Turkiye Vakiflar Bankasi TAO	14,934	35,909
Yapi ve Kredi Bankasi A/S	18,930	43,905
TOTAL TURKEY		1,521,809
United Kingdom - 14.2%
3i Group PLC	21,551	128,924
Aberdeen Asset Management PLC	21,331	151,481
Admiral Group PLC	4,468	91,627
Aggreko PLC	5,817	150,164
AMEC PLC	7,022	132,519
Anglo American PLC (United Kingdom)	31,698	754,745
Antofagasta PLC	9,373	128,495
ARM Holdings PLC	31,683	496,461
Associated British Foods PLC	8,084	293,846
AstraZeneca PLC (United Kingdom)	28,162	1,490,902
Aviva PLC	65,756	472,057
Babcock International Group PLC	8,093	165,448
BAE Systems PLC	74,015	539,618
Barclays PLC	345,548	1,453,881
BG Group PLC	77,012	1,572,531
BHP Billiton PLC	47,813	1,475,437
BP PLC	428,757	3,328,274
British American Tobacco PLC (United Kingdom)	43,233	2,385,263
British Land Co. PLC	20,968	209,117
British Sky Broadcasting Group PLC	23,766	357,248
BT Group PLC	177,919	1,076,523
Bunzl PLC	7,411	163,626
Burberry Group PLC	10,114	248,928
Capita Group PLC	15,019	237,443
Capital Shopping Centres Group PLC	15,290	84,384
Carnival PLC	4,102	145,795
Centrica PLC	117,274	664,523
Cobham PLC	25,337	117,082
Compass Group PLC	41,395	595,363
Croda International PLC	3,174	123,973
Diageo PLC	56,789	1,810,290
Direct Line Insurance Group PLC	20,602	74,325
easyJet PLC	3,842	80,638
Fresnillo PLC	3,958	61,908
G4S PLC (United Kingdom)	33,568	140,747
Common Stocks - continued
	Shares	Value
United Kingdom - continued
GKN PLC	37,942	$ 223,816
GlaxoSmithKline PLC	111,109	2,929,097
Hammerson PLC	16,045	136,093
Hargreaves Lansdown PLC	4,800	91,586
HSBC Holdings PLC (United Kingdom)	420,831	4,612,874
ICAP PLC	13,260	81,898
IMI PLC	7,043	171,537
Imperial Tobacco Group PLC	22,007	821,812
Inmarsat PLC	10,535	121,706
InterContinental Hotel Group PLC	6,161	179,512
Intertek Group PLC	3,687	196,979
Invensys PLC	14,850	119,767
Investec PLC	13,635	95,451
ITV PLC	85,810	262,655
J Sainsbury PLC	28,281	178,889
Johnson Matthey PLC	4,501	216,796
Kingfisher PLC	54,063	327,234
Land Securities Group PLC	17,694	280,443
Legal & General Group PLC	135,796	470,961
Lloyds Banking Group PLC (a)	1,045,453	1,293,016
London Stock Exchange Group PLC	3,869	101,862
Marks & Spencer Group PLC	37,213	300,425
Meggitt PLC	17,329	159,071
Melrose PLC	29,088	149,340
National Grid PLC	82,699	1,039,258
Next PLC	3,685	321,719
Old Mutual PLC	108,778	355,108
Pearson PLC	18,400	384,836
Persimmon PLC	6,797	137,864
Prudential PLC	57,977	1,185,674
Reckitt Benckiser Group PLC	14,624	1,136,765
Reed Elsevier PLC	26,673	373,788
Rexam PLC	18,420	153,432
Rio Tinto PLC	28,800	1,457,285
Rolls-Royce Group PLC	42,647	786,372
Royal & Sun Alliance Insurance Group PLC	79,393	163,452
Royal Bank of Scotland Group PLC (a)	48,119	283,398
Royal Dutch Shell PLC:
Class A (Netherlands)	14,140	471,016
Class A (United Kingdom)	74,495	2,481,044
Class B (United Kingdom)	55,271	1,913,484
SABMiller PLC	21,782	1,136,468
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Sage Group PLC	24,328	$ 131,494
Schroders PLC	2,154	89,072
Scottish & Southern Energy PLC	22,100	501,762
Segro PLC	17,717	92,836
Serco Group PLC	10,881	97,178
Severn Trent PLC	5,287	157,421
Smith & Nephew PLC	20,384	260,704
Smiths Group PLC	8,954	206,021
Standard Chartered PLC (United Kingdom)	54,804	1,317,652
Standard Life PLC	53,830	303,815
Tate & Lyle PLC	10,089	128,039
Tesco PLC	182,193	1,063,931
The Weir Group PLC	4,925	178,072
Travis Perkins PLC	5,437	161,800
TUI Travel PLC	10,099	62,342
Tullow Oil PLC	20,193	305,158
Unilever PLC	29,053	1,178,131
United Utilities Group PLC	15,754	177,956
Vedanta Resources PLC	2,135	36,389
Vodafone Group PLC	1,099,999	4,029,035
Whitbread PLC	4,066	223,812
William Hill PLC	19,335	124,286
WM Morrison Supermarkets PLC	51,075	230,613
TOTAL UNITED KINGDOM		59,764,888
United States of America - 0.0%
Southern Copper Corp.	3,886	108,614
TOTAL COMMON STOCKS (Cost $360,717,887)		401,071,446
Nonconvertible Preferred Stocks - 1.9%

Brazil - 1.2%
AES Tiete SA (PN) (non-vtg.)	2,100	20,529
Banco Bradesco SA (PN)	48,190	694,390
Banco do Estado Rio Grande do Sul SA	3,900	28,116
Bradespar SA (PN)	5,500	65,454
Braskem SA (PN-A)	3,900	34,609
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	6,000	31,899
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	2,700	133,903
Companhia de Bebidas das Americas (AmBev) (PN)	15,500	578,223
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia Energetica de Minas Gerais (CEMIG) (PN)	12,379	$ 110,130
Companhia Energetica de Sao Paulo Series B	4,500	47,065
Companhia Paranaense de Energia-Copel (PN-B)	2,600	36,257
Gerdau SA (PN)	19,200	151,444
Itau Unibanco Holding SA	56,630	874,653
Itausa-Investimentos Itau SA (PN)	63,004	271,399
Klabin SA (PN) (non-vtg.)	11,100	58,963
Lojas Americanas SA (PN)	9,278	68,668
Marcopolo SA (PN)	7,800	20,125
Metalurgica Gerdau SA (PN)	6,700	68,489
Oi SA (PN)	15,848	26,600
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	96,200	877,317
Suzano Papel e Celulose SA	7,900	32,020
Telefonica Brasil SA	6,600	145,452
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	9,600	50,910
Vale SA (PN-A)	41,700	611,297
TOTAL BRAZIL		5,037,912
Chile - 0.0%
Embotelladora Andina SA Class B	5,351	30,179
Sociedad Quimica y Minera de Chile SA (PN-B)	2,172	61,142
TOTAL CHILE		91,321
Colombia - 0.1%
Banco Davivienda SA	2,080	27,281
BanColombia SA (PN)	7,680	107,549
Grupo Aval Acciones y Valores SA	40,186	27,925
Grupo de Inversiones Suramerica SA	1,683	33,440
Inversiones Argos SA	3,020	35,046
TOTAL COLOMBIA		231,241
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,131	94,563
FUCHS PETROLUB AG	736	59,559
Henkel AG & Co. KGaA	3,917	423,869
Porsche Automobil Holding SE (Germany)	3,510	328,786
RWE AG (non-vtg.)	827	28,240
Volkswagen AG	3,266	830,122
TOTAL GERMANY		1,765,139
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	126,377	98,846
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - 0.2%
Hyundai Motor Co.	386	$ 42,009
Hyundai Motor Co. Series 2	977	110,470
LG Chemical Ltd.	249	31,557
Samsung Electronics Co. Ltd.	455	439,017
TOTAL KOREA (SOUTH)		623,053
Russia - 0.0%
AK Transneft OAO (a)	36	91,878
Sberbank (Savings Bank of the Russian Federation)	24,295	62,747
Surgutneftegas	53,392	39,706
TOTAL RUSSIA		194,331
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C	3,565,560	5,717
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,872,346)		8,047,560
Investment Companies - 0.1%

iShares MSCI Canada Index ETF (Cost $203,983)	7,700	226,149
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 12/12/13 to 7/24/14 (e) (Cost $1,299,729)	$ 1,300,000	1,299,806
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	8,998,739	$ 8,998,739
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	974,867	974,867
TOTAL MONEY MARKET FUNDS (Cost $9,973,606)		9,973,606
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $380,067,551)		420,618,567
NET OTHER ASSETS (LIABILITIES) - 0.1%		445,583
NET ASSETS - 100%		$ 421,064,150
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
90 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2013	$ 8,438,850	$ 262,316
54 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2013	2,764,530	47,942
4 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2013	587,810	17,217
TOTAL EQUITY INDEX CONTRACTS		$ 11,791,190	$ 327,475

The face value of futures purchased as a percentage of net assets is 2.8%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $730,825.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,116
Fidelity Securities Lending Cash Central Fund	10,977
Total	$ 21,093
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 43,534,963	$ 29,359,283	$ 14,175,680	$ -
Consumer Staples	41,195,892	23,105,783	18,090,109	-
Energy	38,277,251	21,855,442	16,421,809	-
Financials	110,377,956	77,178,833	33,199,123	-
Health Care	31,427,220	12,960,019	18,467,201	-
Industrials	44,982,214	28,558,587	16,423,627	-
Information Technology	26,065,999	12,354,895	13,711,104	-
Materials	35,542,838	23,753,983	11,788,855	-
Telecommunication Services	23,724,750	10,393,552	13,331,198	-
Utilities	13,989,923	10,852,954	3,136,969	-
Investment Companies	226,149	226,149	-	-
Government Obligations	1,299,806	-	1,299,806	-
Money Market Funds	9,973,606	9,973,606	-	-
Total Investments in Securities:	$ 420,618,567	$ 260,573,086	$ 160,045,481	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 327,475	$ 327,475	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 13,089,285
Level 2 to Level 1	$ 109,328
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 327,475	$ -
Total Value of Derivatives	$ 327,475	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $917,504) - See accompanying schedule: Unaffiliated issuers (cost $370,093,945)	$ 410,644,961
Fidelity Central Funds (cost $9,973,606)	9,973,606
Total Investments (cost $380,067,551)		$ 420,618,567
Foreign currency held at value (cost $338,441)		335,801
Receivable for fund shares sold		745,986
Dividends receivable		703,389
Distributions receivable from Fidelity Central Funds		2,820
Receivable from investment adviser for expense reductions		31,933
Other receivables		276
Total assets		422,438,772

Liabilities
Payable for investments purchased	$ 50,688
Payable for fund shares redeemed	149,976
Accrued management fee	67,103
Payable for daily variation margin for derivative instruments	70,378
Other affiliated payables	20,603
Other payables and accrued expenses	41,007
Collateral on securities loaned, at value	974,867
Total liabilities		1,374,622

Net Assets		$ 421,064,150
Net Assets consist of:
Paid in capital		$ 375,051,451
Undistributed net investment income		5,651,192
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(476,365)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		40,837,872
Net Assets		$ 421,064,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($10,036,963 ÷ 807,030 shares)	$ 12.44

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($281,894,833 ÷ 22,656,480 shares)	$ 12.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,247,978 ÷ 5,321,899 shares)	$ 12.45

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($62,884,376 ÷ 5,049,244 shares)	$ 12.45

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 7,307,766
Interest		1,189
Income from Fidelity Central Funds		21,093
Income before foreign taxes withheld		7,330,048
Less foreign taxes withheld		(593,665)
Total income		6,736,383

Expenses
Management fee	$ 473,089
Transfer agent fees	168,439
Independent trustees' compensation	794
Miscellaneous	435
Total expenses before reductions	642,757
Expense reductions	(236,372)	406,385
Net investment income (loss)		6,329,998
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $134)	(804,968)
Foreign currency transactions	(13,896)
Futures contracts	575,426
Total net realized gain (loss)		(243,438)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $29,697)	36,495,871
Assets and liabilities in foreign currencies	3,524
Futures contracts	330,986
Total change in net unrealized appreciation (depreciation)		36,830,381
Net gain (loss)		36,586,943
Net increase (decrease) in net assets resulting from operations		$ 42,916,941

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,329,998	$ 1,806,475
Net realized gain (loss)	(243,438)	62,786
Change in net unrealized appreciation (depreciation)	36,830,381	3,391,102
Net increase (decrease) in net assets resulting from operations	42,916,941	5,260,363
Distributions to shareholders from net investment income	(1,883,129)	-
Distributions to shareholders from net realized gain	(93,195)	(118,904)
Total distributions	(1,976,324)	(118,904)
Share transactions - net increase (decrease)	265,547,082	74,594,182
Redemption fees	169,944	31,911
Total increase (decrease) in net assets	306,657,643	79,767,552

Net Assets
Beginning of period	114,406,507	34,638,955
End of period (including undistributed net investment income of $5,651,192 and undistributed net investment income of $1,461,512, respectively)	$ 421,064,150	$ 114,406,507

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended October 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.29	.29	.03
Net realized and unrealized gain (loss)	1.76	.18	.06
Total from investment operations	2.05	.47	.09
Distributions from net investment income	(.15)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.16)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 12.44	$ 10.54	$ 10.09
Total Return B,C	19.79%	4.81%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.34%	.34%	.34% A
Expenses net of fee waivers, if any	.23%	.24%	.24% A
Expenses net of all reductions	.23%	.24%	.24% A
Net investment income (loss)	2.59%	2.88%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,037	$ 25,552	$ 1,790
Portfolio turnover rate F	6%	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended October 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.30	.30	.03
Net realized and unrealized gain (loss)	1.76	.17	.06
Total from investment operations	2.06	.47	.09
Distributions from net investment income	(.16)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.17)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 12.44	$ 10.54	$ 10.09
Total Return B,C	19.88%	4.81%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.28%	.28%	.28% A
Expenses net of fee waivers, if any	.18%	.18%	.18% A
Expenses net of all reductions	.18%	.18%	.18% A
Net investment income (loss)	2.64%	2.94%	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,895	$ 67,539	$ 17,715
Portfolio turnover rate F	6%	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.31	.30	.03
Net realized and unrealized gain (loss)	1.76	.18	.06
Total from investment operations	2.07	.48	.09
Distributions from net investment income	(.17)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.18)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 12.45	$ 10.55	$ 10.09
Total Return B,C	19.94%	4.91%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.23%	.23%	.23% A
Expenses net of fee waivers, if any	.13%	.13%	.13% A
Expenses net of all reductions	.13%	.13%	.13% A
Net investment income (loss)	2.69%	2.99%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,248	$ 21,199	$ 7,567
Portfolio turnover rate F	6%	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended October 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.32	.30	.03
Net realized and unrealized gain (loss)	1.74	.19	.06
Total from investment operations	2.06	.49	.09
Distributions from net investment income	(.17)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.18)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 12.45	$ 10.56	$ 10.09
Total Return B,C	19.87%	5.01%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.19%	.20%	.20% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income (loss)	2.72%	3.03%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,884	$ 117	$ 7,568
Portfolio turnover rate F	6%	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

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3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$ 216,885,822	$ 23,877,426	$ (13,851,485)	$ 10,025,941
Spartan Global ex U.S. Index Fund	381,063,790	50,523,554	(10,968,777)	39,554,777

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Spartan Emerging Markets Index Fund	$ 4,171,244	$ -	$ (7,529,925)	$ 10,022,343
Spartan Global ex U.S. Index Fund	6,179,449	315,618	-	39,558,640

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
	Short-term	Long-term	Total no expiration
Spartan Emerging Markets Index Fund	$ (6,667,705)	$ (862,220)	$ (7,529,925)

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

October 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Spartan Emerging Markets Index Fund	$ 2,105,350	$ -	$ 2,105,350
Spartan Global ex U.S. Index Fund	1,953,025	23,299	1,976,324
October 31, 2012
	Long-term Capital Gains	Total
Spartan Emerging Markets Index Fund	$ 144,849	$ 144,849
Spartan Global ex U.S. Index Fund	118,904	118,904

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the net asset value of shares redeemed from Spartan Emerging Markets Index and Spartan Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

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4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$ 900,536	$ 117,537
Swaps	340,068	168,555
Totals (a)	$ 1,240,604	$ 286,092
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$ 575,426	$ 330,986
Totals (a)	$ 575,426	$ 330,986

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

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4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Funds entered into total return swaps to manage their market exposure.

5. Purchases and Sales of Investments.

Purchases and sales of securities including in-kind transactions, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	191,153,591	57,511,537
Spartan Global ex U.S. Index Fund	278,784,517	14,543,198

Securities received in-kind through subscriptions are noted in the table below.

Total value of securities Received
Spartan Global ex U.S. Index Fund	$ 36,573,220

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Emerging Markets Index Fund	Amount
Investor Class	$ 54,773
Fidelity Advantage Class	154,366
Institutional Class	175
$ 209,314
Spartan Global ex U.S. Index Fund
Investor Class	$ 14,887
Fidelity Advantage Class	140,287
Institutional Class	13,265
$ 168,439

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Emerging Markets Index Fund	Borrower	$ 15,322,000.31%		$ 670

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Notes to Financial Statements - continued

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund	$ 358
Spartan Global ex U.S. Index Fund	435

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

Spartan Emerging Markets Index Fund	$ 146
Spartan Global ex U.S. Index Fund	10,977

Annual Report

9. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Emerging Markets Index Fund
Investor Class	.33% / .31%*	$ 38,405
Fidelity Advantage Class	.22% / .20%*	227,827
Institutional Class	.15% / .13%*	855
Fidelity Advantage Institutional Class	.12% / .10%*	3,194
Spartan Global ex U.S. Index Fund
Investor Class	.24% / .22%*	11,710
Fidelity Advantage Class	.18%	173,684
Institutional Class	.13%	44,268
Fidelity Advantage Institutional Class	.10%	6,113

* Expense limitation effective January 1, 2013.

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Spartan Emerging Markets Index Fund	$ 786
Spartan Global ex U.S. Index Fund	588

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Emerging Markets Index Fund	$ 29
Spartan Global ex U.S. Index Fund	9

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
Spartan Emerging Markets Index Fund
From net investment income
Investor Class	$ 596,789	$ -
Fidelity Advantage Class	803,258	-
Institutional Class	9,000	-
Fidelity Advantage Institutional Class	1,234	-
Total	$ 1,410,281	$ -
From net realized gain
Investor Class	$ 313,070	$ 75,627
Fidelity Advantage Class	377,504	39,940
Institutional Class	3,966	14,631
Fidelity Advantage Institutional Class	529	14,651
Total	$ 695,069	$ 144,849
Spartan Global ex U.S. Index Fund
From net investment income
Investor Class	$ 416,574	$ -
Fidelity Advantage Class	1,114,795	-
Institutional Class	349,844	-
Fidelity Advantage Institutional Class	1,916	-
Total	$ 1,883,129	$ -
From net realized gain
Investor Class	$ 21,640	$ 10,086
Fidelity Advantage Class	54,936	61,496
Institutional Class	16,531	23,661
Fidelity Advantage Institutional Class	88	23,661
Total	$ 93,195	$ 118,904

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	5,062,409	8,985,035	$ 51,516,941	$ 84,541,058
Reinvestment of distributions	82,497	8,161	824,144	74,427
Shares redeemed	(8,686,974)	(5,916,245)	(87,732,120)	(56,375,691)
Net increase (decrease)	(3,542,068)	3,076,951	$ (35,391,035)	$ 28,239,794

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Fidelity Advantage Class
Shares sold	24,217,181	5,877,822	$ 238,491,795	$ 56,396,023
Reinvestment of distributions	111,290	4,293	1,111,792	39,151
Shares redeemed	(8,707,952)	(1,692,005)	(84,458,854)	(15,835,888)
Net increase (decrease)	15,620,519	4,190,110	$ 155,144,733	$ 40,599,286
Institutional Class
Shares sold	53,539	62,685	$ 528,823	$ 593,633
Reinvestment of distributions	1,297	1,604	12,966	14,631
Shares redeemed	(60,597)	(511,428)	(586,567)	(4,773,271)
Net increase (decrease)	(5,761)	(447,139)	$ (44,778)	$ (4,165,007)
Fidelity Advantage Institutional Class
Shares sold	815,606	7,902	$ 7,380,534	$ 78,409
Reinvestment of distributions	176	1,606	1,763	14,651
Shares redeemed	(90,970)	(501,374)	(868,609)	(4,675,011)
Net increase (decrease)	724,812	(491,866)	$ 6,513,688	$ (4,581,951)
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	1,801,296	2,777,466	$ 20,127,243	$ 28,058,197
Reinvestment of distributions	37,086	952	401,269	9,239
Shares redeemed	(3,456,497)	(530,683)	(38,972,386)	(5,392,759)
Net increase (decrease)	(1,618,115)	2,247,735	$ (18,443,874)	$ 22,674,677
Fidelity Advantage Class
Shares sold	18,744,389	6,694,107	$ 214,525,504	$ 68,329,114
Reinvestment of distributions	104,604	6,228	1,131,814	60,478
Shares redeemed	(2,597,969)	(2,050,736)	(29,841,950)	(20,469,188)
Net increase (decrease)	16,251,024	4,649,599	$ 185,815,368	$ 47,920,404
Institutional Class
Shares sold	6,166,157	2,541,317	$ 69,861,478	$ 24,281,272
Reinvestment of distributions	33,861	2,437	366,375	23,661
Shares redeemed	(2,887,399)	(1,284,475)	(32,632,011)	(12,955,759)
Net increase (decrease)	3,312,619	1,259,279	$ 37,595,842	$ 11,349,174
Fidelity Advantage Institutional Class
Shares sold	5,098,656	-	$ 61,312,872	$ -
Reinvestment of distributions	185	2,437	2,004	23,661
Shares redeemed	(60,641)	(741,394)	(735,130)	(7,373,734)
Net increase (decrease)	5,038,200	(738,957)	$ 60,579,746	$ (7,350,073)

Annual Report

Notes to Financial Statements - continued

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund as of October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 394 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Emerging Markets Index Fund
Investor Class	12/16/13	12/13/13	$0.18300	$0.00
Fidelity Advantage Class	12/16/13	12/13/13	$0.19399	$0.00
Spartan Global ex U.S. Index Fund
Investor Class	12/16/13	12/13/13	$0.18300	$0.026
Fidelity Advantage Class	12/16/13	12/13/13	$0.18802	$0.026

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2013 or, if subsequently determined to be different, the net capital gain of such year.

Spartan Global ex U.S. Index Fund	$315,618

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Spartan Emerging Markets Index Fund
Investor Class	59%
Fidelity Advantage Class	56%
Spartan Global ex U.S. Index Fund
Investor Class	100%
Fidelity Advantage Class	96%

Annual Report

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan Emerging Markets Index Fund
Investor Class	12/17/12	$0.161	$0.028
Fidelity Advantage Class	12/17/12	$0.172	$0.028
	Pay Date	Income	Taxes
Spartan Global ex U.S. Index Fund
Investor Class	12/17/12	$0.112	$0.0136
Fidelity Advantage Class	12/17/12	$0.118	$0.0136

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Emerging Markets Index Fund

Spartan Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode Capital Management, LLC's investment staff, including its size, education, experience, and resources, as well as the Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Emerging Markets Index Fund

Annual Report

Spartan Global ex U.S. Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. Although the fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Emerging Markets Index Fund ranked below its competitive median for 2012 and the total expense ratio of Investor Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios.

The Board considered that current contractual arrangements for Spartan Emerging Markets Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.35%; Fidelity Advantage Institutional Class: 0.25%; Institutional Class: 0.28%; and Investor Class: 0.46%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.20%, 0.10%, 0.13%, and 0.31% through December 31, 2013.

The Board noted that the total expense ratio of Investor Class of Spartan Emerging Markets Index Fund ranked above its competitive median for 2012. The Board also considered that, effective January 1, 2013, FMR voluntarily agreed to reimburse Investor Class to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.13%. The Board considered that, if the 0.13% voluntary expense reimbursement had been in effect for 2012, the class's total expense ratio would have ranked below the median.

The Board noted that the total expense ratio of each class of Spartan Global ex U.S. Index Fund ranked below its competitive median for the period.

Annual Report

The Board considered that current contractual arrangements for Spartan Global ex U.S. Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.28%; Fidelity Advantage Institutional Class: 0.20%; Institutional Class: 0.23%; and Investor Class: 0.34%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.18%, 0.10%, 0.13%, and 0.22% through December 31, 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Investor Class of Spartan Emerging Markets Index Fund was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

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Boston, MA

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Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

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EMX-GUX-UANN-1213
1.929359.102

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Institutional Class

Fidelity Advantage® Institutional Class

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan® Global ex U.S. Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Spartan Emerging Markets Index Fund
Investor Class	.31%
Actual		$ 1,000.00	$ 993.10	$ 1.56
HypotheticalA		$ 1,000.00	$ 1,023.64	$ 1.58
Fidelity Advantage Class	.20%
Actual		$ 1,000.00	$ 993.10	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Institutional Class	.13%
Actual		$ 1,000.00	$ 993.10	$ .65
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .66
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 993.10	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Spartan Global ex U.S. Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 1,064.20	$ 1.14
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 1,064.20	$ .94
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .92
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,065.00	$ .68
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .66
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,064.10	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Spartan Emerging Markets Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Life of fund A
Institutional Class	4.91%	1.42%
Fidelity Advantage® Institutional Class	4.95%	1.44%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Emerging Markets Index Fund - Institutional Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the FTSE® Emerging Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid investor preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, central banks worldwide, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, combined with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone brightly, with most markets in the region - large and small - registering solid, index-beating gains. Another bright spot was Japan, which, despite a struggling yen and taking a second-half breather, posted a 34% result for the full year. The U.S. - by far the index's biggest constituent - also outperformed the global market with a roughly 28% advance. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as evidenced by performance in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%).

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Emerging Markets Index Fund: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 4.91% and 4.95%, respectively, trailing the FTSE® Emerging Index, which added 6.00%. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) During the period, the fund's greater-than-usual tracking error was primarily the result of differences between how Fidelity and the benchmark value securities. On an individual basis, the fund benefited the most from its position in Tencent Holdings, a provider of Internet services listed in Grand Cayman but headquartered in China, and contract semiconductor maker Taiwan Semiconductor Manufacturing. Also adding value was South African media company Naspers, sub-Saharan Africa's leading satellite television provider. In contrast, the fund was held back by challenges in the materials sector, where falling commodity prices hurt mining companies AngloGold Ashanti and Gold Fields (South Africa) and Vale (Brazil).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Emerging Markets Index

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.6	2.5
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.6	1.7
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.6	1.7
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	1.6	1.3
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.5	1.5
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.5	0.9
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.2	1.2
Itau Unibanco Holding SA (Brazil, Commercial Banks)	1.1	1.1
Naspers Ltd. Class N (South Africa, Media)	1.1	0.7
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.0	0.9
	14.8
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.8	29.6
Energy	13.3	13.5
Information Technology	10.7	9.5
Materials	9.6	9.5
Consumer Staples	9.1	9.5
Telecommunication Services	8.6	8.6
Consumer Discretionary	6.4	5.5
Industrials	5.0	5.0
Utilities	3.4	3.8
Health Care	1.5	1.5
Geographic Diversification (% of fund's net assets)
As of October 31, 2013
Brazil 14.0%
Taiwan 12.6%
China 12.0%
South Africa 9.0%
India 8.5%
Russia 6.8%
Mexico 5.2%
Malaysia 4.6%
Hong Kong 4.3%
Other* 23.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of April 30, 2013
Brazil 14.7%
Taiwan 11.9%
China 11.8%
India 8.6%
South Africa 8.4%
Russia 6.3%
Mexico 5.7%
Malaysia 4.4%
Hong Kong 4.2%
Other* 24.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Annual Report

Spartan Emerging Markets Index

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value
Bermuda - 0.9%
Brilliance China Automotive Holdings Ltd.	176,000	$ 307,825
China Foods Ltd.	52,000	23,609
China Gas Holdings Ltd.	98,000	109,212
China Resources Gas Group Ltd.	42,000	108,616
China Yurun Food Group Ltd. (a)	105,000	69,612
CITIC Resources Holdings Ltd. (a)	112,000	15,746
Cosco Pacific Ltd.	104,974	153,000
Credicorp Ltd.	1,467	200,392
Credicorp Ltd.	1,774	244,457
GOME Electrical Appliances Holdings Ltd.	856,000	132,491
Haier Electronics Group Co. Ltd.	55,000	117,335
Hopson Development Holdings Ltd. (a)	48,000	59,002
Kunlun Energy Co. Ltd.	180,000	294,389
Nine Dragons Paper (Holdings) Ltd.	110,000	90,804
Shenzhen International Holdings Ltd.	642,500	78,728
Sinofert Holdings Ltd.	98,000	15,927
TOTAL BERMUDA		2,021,145
Brazil - 7.5%
AES Tiete SA	3,100	27,386
All America Latina Logistica SA	28,100	100,599
Banco Bradesco SA	56,180	900,555
Banco do Brasil SA	76,200	1,011,941
Banco Santander SA (Brasil) unit	63,700	436,477
BB Seguridade Participacoes SA	40,100	438,018
BM&F Bovespa SA	125,700	708,683
BR Malls Participacoes SA	29,100	281,881
BR Properties SA	12,500	106,017
Brasil Foods SA	58,200	1,366,539
BTG Pactual Participations Ltd. unit	16,100	215,390
CCR SA	58,200	484,004
Centrais Eletricas Brasileiras SA (Electrobras)	16,000	50,710
Cetip SA - Mercados Organizado	13,903	154,161
Cia. Hering SA	9,000	130,770
Cielo SA	24,164	733,485
Companhia de Bebidas das Americas (AmBev)	9,900	368,786
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	22,000	233,140
Companhia Energetica de Minas Gerais (CEMIG)	5,880	52,049
Companhia Siderurgica Nacional SA (CSN)	45,100	245,411
Cosan SA Industria e Comercio	6,900	138,357
CPFL Energia SA	18,600	158,916
Common Stocks - continued
	Shares	Value
Brazil - continued
Cyrela Brazil Realty SA	17,000	$ 127,109
Drogasil SA	15,800	115,527
Duratex SA	18,870	117,674
Ecorodovias Infraestrutura e Logistica SA	11,400	77,350
Embraer SA	46,900	342,298
Energias do Brasil SA	18,000	102,848
Fibria Celulose SA (a)	14,300	185,437
Gerdau SA	10,700	70,929
Guararapes Confeccoes SA	500	22,531
Hypermarcas SA	23,900	208,573
Itau Unibanco Holding SA	21,100	307,430
JBS SA	45,700	164,220
Light SA	5,500	48,464
Localiza Rent A Car SA	8,890	144,846
Lojas Americanas SA	5,246	32,785
Lojas Renner SA	7,900	238,037
M. Dias Branco SA	2,900	136,016
MMX Mineracao e Metalicos SA (a)	29,300	11,117
MPX Mineracao e Energia SA (a)	12,751	25,614
MRV Engenharia e Participacoes SA	23,200	100,145
Multiplan Empreendimentos Imobiliarios SA	4,800	112,683
Multiplus SA	3,000	37,162
Natura Cosmeticos SA	11,000	219,980
Obrascon Huarte Lain Brasil SA	4,600	40,862
Oi SA	10,100	18,124
PDG Realty SA Empreendimentos e Participacoes (a)	98,100	88,895
Petroleo Brasileiro SA - Petrobras (ON)	243,900	2,127,402
Porto Seguro SA	7,400	92,987
Souza Cruz SA	26,300	284,461
Sul America SA unit	10,128	74,145
TIM Participacoes SA	52,800	269,162
Totvs SA	6,400	108,505
Tractebel Energia SA	13,500	229,600
Ultrapar Participacoes SA	25,200	671,565
Usinas Siderurgicas de Minas Gerais SA - Usiminas (a)	6,400	32,654
Vale SA	101,900	1,626,161
Weg SA	13,500	175,364
TOTAL BRAZIL		17,131,937
Cayman Islands - 3.4%
Agile Property Holdings Ltd.	74,000	89,243
Anta Sports Products Ltd.	63,000	90,360
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Belle International Holdings Ltd.	347,000	$ 489,640
Bosideng International Holdings Ltd.	204,000	47,099
China Dongxiang Group Co. Ltd.	224,000	34,959
China Huishan Dairy Hld Co. Ltd.	222,000	88,193
China Resources Cement Holdings Ltd.	119,064	79,704
China Resources Land Ltd.	120,000	347,478
China State Construction International Holdings Ltd.	98,000	165,082
China Zhongwang Holdings Ltd. (a)	88,400	28,733
Country Garden Holdings Co. Ltd.	278,000	190,043
ENN Energy Holdings Ltd.	48,000	284,483
Evergrande Real Estate Group Ltd.	309,000	130,328
GCL-Poly Energy Holdings Ltd. (a)	550,000	168,838
Geely Automobile Holdings Ltd.	285,000	143,731
Golden Eagle Retail Group Ltd. (H Shares)	40,000	60,054
Greentown China Holdings Ltd.	54,000	104,894
Hengan International Group Co. Ltd.	48,000	587,850
Kingboard Chemical Holdings Ltd.	48,500	127,615
Kingboard Laminates Holdings Ltd.	94,000	38,677
KWG Property Holding Ltd.	85,500	55,361
Lee & Man Paper Manufacturing Ltd.	100,000	71,714
Li Ning Co. Ltd. (a)	74,000	67,767
Longfor Properties Co. Ltd.	86,000	140,209
MStar Semiconductor, Inc.	18,000	185,595
Renhe Commercial Holdings Co. Ltd. (a)	764,000	42,866
Sany Heavy Equipment International Holdings Co. Ltd.	47,000	13,579
Shenzhou International Group Holdings Ltd.	35,000	120,534
Shimao Property Holdings Ltd.	88,500	222,820
SOHO China Ltd.	87,000	76,194
Tencent Holdings Ltd.	60,900	3,324,246
TPK Holding Co. Ltd.	15,775	110,669
Zhongsheng Group Holdings Ltd. Class H	41,000	65,680
TOTAL CAYMAN ISLANDS		7,794,238
Chile - 1.8%
AES Gener SA	157,308	94,431
Aguas Andinas SA	188,455	127,660
Banco de Chile	2,513,094	383,060
Banco de Credito e Inversiones	2,680	156,693
Banco Santander Chile	4,223,400	259,546
CAP SA	4,580	95,123
Cencosud SA	75,429	307,739
Colbun SA	441,264	109,401
Common Stocks - continued
	Shares	Value
Chile - continued
Compania Cervecerias Unidas SA	11,051	$ 148,210
Compania de Petroleos de Chile SA (COPEC)	25,500	373,353
CorpBanca SA	9,978,242	112,200
Empresa Nacional de Electricidad SA	211,070	321,807
Empresa Nacional de Electricidad SA sponsored ADR	203	9,155
Empresa Nacional de Telecomunicaciones SA (ENTEL)	6,899	106,169
Empresas CMPC SA	98,676	293,572
Enersis SA	1,296,967	435,462
Enersis SA sponsored ADR	300	4,950
LATAM Airlines Group SA	18,593	307,978
LATAM Airlines Group SA sponsored ADR (d)	189	3,128
S.A.C.I. Falabella	31,083	309,343
Sociedad Matriz Banco de Chile Class B	333,616	123,742
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	4,638
TOTAL CHILE		4,087,360
China - 12.0%
Agricultural Bank of China Ltd. (H Shares)	1,528,000	735,127
Air China Ltd. (H Shares)	124,000	84,607
Aluminum Corp. of China Ltd. (H Shares) (a)	236,000	87,269
Angang Steel Co. Ltd. (H Shares) (a)	70,000	42,435
Anhui Conch Cement Co. Ltd. (H Shares)	76,500	266,906
Anhui Expressway Co. Ltd. (H Shares)	20,000	11,221
Anhui Gujing Distillery Co. Ltd. (B Shares)	5,800	11,207
Bank Communications Co. Ltd. (H Shares)	533,000	389,799
Bank of China Ltd. (H Shares)	4,989,000	2,335,879
BBMG Corp. (H Shares)	64,500	46,256
Beijing Capital International Airport Co. Ltd. (H Shares)	120,000	84,664
Beijing North Star Co. Ltd. (H Shares)	26,000	5,835
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	5,266
BOE Technology Group Co. Ltd. (B Shares) (a)	66,300	15,906
BYD Co. Ltd. (H Shares) (a)	38,000	188,211
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	102,000	94,067
China BlueChemical Ltd. (H Shares)	140,000	89,926
China CITIC Bank Corp. Ltd. (H Shares)	502,000	281,659
China Coal Energy Co. Ltd. (H Shares)	260,000	159,629
China Communications Construction Co. Ltd. (H Shares)	273,000	222,893
China Communications Services Corp. Ltd. (H Shares)	160,000	98,027
China Construction Bank Corp. (H Shares)	4,786,000	3,716,203
China Cosco Holdings Co. Ltd. (H Shares) (a)	189,000	89,710
China Eastern Airlines Corp. Ltd. (H Shares) (a)	146,000	50,468
Common Stocks - continued
	Shares	Value
China - continued
China Galaxy Securities Co. Ltd. (H Shares)	61,000	$ 41,543
China International Marine Containers (Group) Ltd. (H Shares)	35,700	66,768
China Life Insurance Co. Ltd. (H Shares)	494,000	1,304,051
China Longyuan Power Grid Corp. Ltd. (H Shares)	152,000	174,683
China Merchants Bank Co. Ltd. (H Shares)	304,346	604,531
China Merchants Property Development Co. Ltd. (B Shares)	14,800	44,364
China Minsheng Banking Corp. Ltd. (H Shares)	337,000	386,422
China Molybdenum Co. Ltd. (H Shares)	83,000	33,615
China National Building Materials Co. Ltd. (H Shares)	180,000	175,983
China National Materials Co. Ltd. (H Shares)	68,000	14,823
China Oilfield Services Ltd. (H Shares)	100,000	279,892
China Pacific Insurance Group Co. Ltd. (H Shares)	147,400	532,336
China Petroleum & Chemical Corp. (H Shares)	1,693,000	1,370,497
China Railway Construction Corp. Ltd. (H Shares)	117,000	128,273
China Railway Group Ltd. (H Shares)	234,000	132,197
China Shenhua Energy Co. Ltd. (H Shares)	226,000	687,940
China Shipping Container Lines Co. Ltd. (H Shares) (a)	230,000	56,959
China Shipping Development Co. Ltd. (H Shares) (a)	82,000	46,431
China Southern Airlines Ltd. (H Shares)	78,000	28,773
China Telecom Corp. Ltd. (H Shares)	1,070,000	558,920
China Vanke Co. Ltd. (B Shares)	109,700	185,781
Chongqing Changan Automobile Co. Ltd. (B Shares)	62,200	114,725
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	208,000	104,899
CITIC Securities Co. Ltd. (H Shares)	54,500	114,160
CSG Holding Co. Ltd. (B Shares)	64,500	52,662
CSR Corp. Ltd. (H Shares)	144,000	119,985
Datang International Power Generation Co. Ltd. (H Shares)	178,000	81,504
Dazhong Transport Group Co. Ltd. (B Shares)	31,700	20,415
Dongfang Electric Corp. Ltd. (H Shares)	29,600	47,647
Dongfeng Motor Group Co. Ltd. (H Shares)	194,000	274,247
Double Coin Holdings Ltd. (B Shares)	19,000	13,015
Foshan Electrical and Lighting Co. Ltd. (B Shares)	7,300	4,990
Great Wall Motor Co. Ltd. (H Shares)	68,500	402,447
Guangdong Electric Power Development Co. Ltd. (B Shares)	78,900	46,609
Guangshen Railway Co. Ltd. (H Shares)	78,000	41,550
Guangzhou Automobile Group Co. Ltd. (H Shares)	142,000	168,503
Guangzhou Baiyunshan Pharma Health (H Shares) (a)	14,000	50,742
Guangzhou R&F Properties Co. Ltd. (H Shares)	69,200	121,388
Guangzhou Shipyard International Ltd. (H Shares)	8,000	11,804
Haitong Securities Co. Ltd. (H Shares) (a)	84,800	128,627
Harbin Power Equipment Co. Ltd. (H Shares)	44,000	27,638
Huadian Energy Co. Ltd. (B Shares) (a)	19,200	5,779
Common Stocks - continued
	Shares	Value
China - continued
Huadian Power International Corp. Ltd. (H Shares)	96,000	$ 44,576
Huaneng Power International, Inc. (H Shares)	196,000	204,587
Industrial & Commercial Bank of China Ltd. (H Shares)	4,778,000	3,346,387
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	44,400	39,161
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	86,162	168,878
Jiangling Motors Corp. Ltd. (B Shares)	3,500	9,859
Jiangsu Expressway Co. Ltd. (H Shares)	90,000	113,298
Jiangxi Copper Co. Ltd. (H Shares)	88,000	169,122
Jinzhou Port Co. Ltd. (B Shares)	11,000	4,290
Lianhua Supermarket Holdings Ltd. (H Shares)	21,000	13,462
Maanshan Iron & Steel Ltd. (H Shares) (a)	54,000	13,791
Metallurgical Corp. China Ltd. (H Shares) (a)	217,000	44,503
New China Life Insurance Co. Ltd. (H Shares) (a)	41,800	117,803
People's Insurance Co. of China Group (H Shares)	253,000	119,435
PetroChina Co. Ltd. (H Shares)	1,400,000	1,594,294
PICC Property & Casualty Co. Ltd. (H Shares)	198,008	303,410
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	126,500	996,108
Shandong Chenming Paper Holdings Ltd.:
(B Shares)	34,500	17,177
(H Shares)	11,500	4,702
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	116,000	108,923
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	33,000	14,949
Shanghai Electric Group Co. Ltd. (H Shares)	216,000	76,337
Shanghai Friendship Group, Inc. (B Shares)	13,200	16,421
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	36,400	19,328
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	9,000	12,861
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	40	34
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	18,000	18,540
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	33,200	53,718
Shanghai Pharma Holding Co. Ltd. (H Shares)	43,100	88,835
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	14,700	21,580
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	15,917	32,391
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	86,700	35,460
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	4,800	8,791
Shenzhen Expressway Co. (H Shares)	52,000	21,865
Sichuan Expressway Co. Ltd. (H Shares)	64,000	19,069
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	79,500	116,281
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	267,000	70,598
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares) (a)	112,000	31,059
Common Stocks - continued
	Shares	Value
China - continued
Sinopharm Group Co. Ltd. (H Shares)	61,600	$ 166,852
Sinotrans Ltd. (H Shares)	105,000	25,867
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	14,000	5,670
Travelsky Technology Ltd. (H Shares)	79,000	67,557
Tsingtao Brewery Co. Ltd. (H Shares)	24,000	196,569
Weichai Power Co. Ltd. (H Shares)	29,800	119,346
Weifu High-Technology Co. Ltd. (B Shares)	9,150	28,159
Wumart Stores, Inc. (H Shares)	38,000	63,423
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	39,800	40,657
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	24,920	79,392
Yanzhou Coal Mining Co. Ltd. (H Shares)	122,000	126,238
Zhaojin Mining Industry Co. Ltd. (H Shares)	56,000	45,361
Zhejiang Expressway Co. Ltd. (H Shares)	106,000	97,619
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	34,000	121,914
Zijin Mining Group Co. Ltd. (H Shares)	356,000	82,193
ZTE Corp. (H Shares) (a)	44,000	95,911
TOTAL CHINA		27,375,899
Colombia - 0.8%
Almacenes Exito SA	14,288	239,347
BanColombia SA sponsored ADR	76	4,266
Cementos Argos SA	23,945	126,409
Cemex Latam Holdings SA	12,352	94,516
Corp. Financiera Colombiana SA	6,094	126,817
Corp. Financiera Colombiana SA (RFD) (a)	177	3,575
Ecopetrol SA	327,928	779,811
Grupo de Inversiones Suramerica SA	14,287	283,120
Interconexion Electrica SA ESP	23,958	118,502
Isagen SA	60,469	96,502
TOTAL COLOMBIA		1,872,865
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S	10,605	305,256
Komercni Banka A/S	964	239,332
Telefonica Czech Rep A/S	6,984	113,928
TOTAL CZECH REPUBLIC		658,516
Egypt - 0.3%
Alexandria Mineral Oils Co.	966	8,835
Commercial International Bank SAE	30,882	190,987
Commercial International Bank SAE sponsored GDR	1,510	8,728
EFG-Hermes Holding SAE	45,954	53,371
Egyptian Kuwaiti Holding	40,326	37,906
Common Stocks - continued
	Shares	Value
Egypt - continued
El Ezz Steel Rebars SAE (a)	19,233	$ 35,711
Elsewedy Electric Co.	5,895	23,534
Orascom Telecom Holding SAE (a)	181,431	124,320
Talaat Moustafa Group Holding (a)	73,921	59,559
Telecom Egypt SAE	24,222	47,823
TOTAL EGYPT		590,774
Hong Kong - 4.3%
Beijing Enterprises Holdings Ltd.	30,000	246,292
China Agri-Industries Holdings Ltd.	113,630	53,349
China Everbright Ltd.	64,000	94,766
China Insurance International Holdings Co. Ltd. (a)	57,200	89,271
China Merchant Holdings International Co. Ltd.	76,260	270,495
China Mobile Ltd.	345,000	3,585,119
China Overseas Land and Investment Ltd.	270,000	835,806
China Resources Enterprise Ltd.	76,000	269,083
China Resources Power Holdings Co. Ltd.	122,000	319,438
China Unicom Ltd.	298,000	466,225
CITIC Pacific Ltd.	94,000	133,853
CNOOC Ltd.	1,047,000	2,129,568
CNOOC Ltd. sponsored ADR	200	40,462
Far East Horizon Ltd.	86,000	62,894
Fosun International Ltd.	105,000	100,896
Franshion Properties China Ltd.	268,000	92,986
Guangdong Investment Ltd.	140,000	120,444
Lenovo Group Ltd.	388,000	415,375
Poly Property Group Co., Ltd.	137,000	83,935
Shanghai Industrial Holdings Ltd.	33,000	109,177
Shenzhen Investment Ltd.	128,752	51,481
Sino-Ocean Land Holdings Ltd.	199,177	126,396
Sinotruk Hong Kong Ltd.	38,500	20,161
Yuexiu Property Co. Ltd.	284,000	79,123
TOTAL HONG KONG		9,796,595
Hungary - 0.3%
Magyar Telekom PLC	26,184	35,959
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	3,213	219,886
OTP Bank PLC	16,744	347,615
Richter Gedeon PLC	8,886	168,969
TOTAL HUNGARY		772,429
India - 8.5%
ABB Ltd. India	3,605	36,814
Common Stocks - continued
	Shares	Value
India - continued
ACC Ltd.	2,847	$ 52,430
Adani Enterprises Ltd. (a)	16,077	54,174
Adani Power Ltd. (a)	34,712	18,419
Aditya Birla Nuvo Ltd. (a)	2,185	43,534
Ambuja Cements Ltd.	37,716	115,277
Ashok Leyland Ltd.	42,573	11,883
Asian Paints India Ltd.	17,842	156,187
Axis Bank Ltd.	15,260	302,778
Bajaj Auto Ltd.	4,664	161,201
Bajaj Holdings & Investment Ltd.	1,341	17,962
Bank of Baroda	5,267	54,949
Bank of India	9,191	31,306
Bharat Electronics Ltd.	1,025	17,760
Bharat Forge Ltd.	4,960	24,094
Bharat Heavy Electricals Ltd.	40,818	93,461
Bharat Petroleum Corp. Ltd.	10,011	58,410
Bharti Airtel Ltd.	85,048	506,639
Bharti Infratel Ltd.	13,975	37,384
Cadila Healthcare Ltd.	3,522	37,792
Cairn India Ltd.	27,634	141,793
Canara Bank Ltd. (a)	5,495	23,028
Castrol India Ltd.	7,149	35,528
Cipla Ltd.	22,881	153,421
Coal India Ltd.	42,269	197,510
Colgate-Palmolive (India)	2,272	45,682
Container Corp. of India Ltd.	3,718	45,670
Corporation Bank Ltd.	1,500	6,947
Crompton Greaves Ltd.	7,074	12,122
Cummins India Ltd.	6,447	41,324
Dabur India Ltd.	31,410	91,059
Divi's Laboratories Ltd.	2,389	37,701
DLF Ltd.	30,222	74,373
Dr. Reddy's Laboratories Ltd.	5,179	205,877
Essar Oil Ltd. (a)	6,300	5,316
Exide Industries Ltd. (a)	19,744	39,985
GAIL India Ltd.	17,996	103,261
GlaxoSmithKline Consumer Healthcare Ltd.	800	60,561
GlaxoSmithKline Pharmaceuticals Ltd.	1,593	62,851
Glenmark Pharmaceuticals Ltd. (a)	8,193	74,931
GMR Infrastructure Ltd. (a)	58,447	20,913
Godrej Consumer Products Ltd.	7,350	103,945
Godrej Industries Ltd.	5,701	27,412
Common Stocks - continued
	Shares	Value
India - continued
Grasim Industries Ltd.	1,387	$ 65,197
Great Eastern Shipping Co. Ltd.	5,278	24,527
HCL Technologies Ltd.	13,217	234,929
HDFC Bank Ltd.	77,754	863,480
Hero Motocorp Ltd. (a)	4,980	167,961
Hindalco Industries Ltd.	54,853	102,409
Hindustan Petroleum Corp. Ltd.	7,939	25,940
Hindustan Unilever Ltd.	47,215	467,254
Hindustan Zinc Ltd. (a)	23,297	50,508
Housing Development Finance Corp. Ltd.	102,318	1,419,691
ICICI Bank Ltd.	37,466	677,159
IDBI Bank Ltd.	15,445	16,980
Idea Cellular Ltd.	49,780	139,548
IDFC Ltd.	48,827	83,790
Indian Oil Corp. Ltd. (a)	22,299	73,113
IndusInd Bank Ltd.	15,765	113,996
Infosys Ltd.	31,405	1,673,665
ITC Ltd.	125,519	682,346
Jaiprakash Associates Ltd.	69,022	53,370
Jindal Steel & Power Ltd. (a)	26,744	104,092
JSW Energy Ltd.	23,781	17,964
JSW Steel Ltd. (a)	8,831	123,450
Kotak Mahindra Bank Ltd.	16,727	204,242
Larsen & Toubro Ltd.	14,617	230,958
Lupin Ltd.	9,167	136,110
Mahindra & Mahindra Ltd.	20,149	290,297
Mangalore Refinery & Petrochemicals Ltd. (a)	8,733	5,704
Maruti Suzuki India Ltd.	4,310	114,436
Mphasis BFL Ltd.	5,748	39,493
Mundra Port and SEZ Ltd.	35,118	82,917
Nestle India Ltd.	1,411	128,153
NHPC Ltd.	120,110	35,278
NMDC Ltd.	57,456	129,412
NTPC Ltd.	132,148	319,734
Oil & Natural Gas Corp. Ltd.	136,610	651,083
Oil India Ltd.	8,229	63,276
Oracle Finance Services Software Ltd. (a)	1,546	80,421
Oriental Bank of Commerce	2,372	6,955
Piramal Enterprises Ltd.	6,734	61,418
Power Finance Corp. Ltd.	18,918	41,260
Power Grid Corp. of India Ltd.	80,143	131,742
Punjab National Bank	5,683	52,715
Common Stocks - continued
	Shares	Value
India - continued
Ranbaxy Laboratories Ltd. (a)	9,772	$ 62,019
Reliance Capital Ltd.	7,438	44,671
Reliance Communication Ltd. (a)	38,406	91,553
Reliance Industries Ltd.	105,285	1,562,771
Reliance Infrastructure Ltd. (a)	8,257	57,857
Reliance Power Ltd. (a)	34,053	40,422
Rural Electrification Corp. Ltd.	23,864	75,224
Sesa Sterlite Ltd.	82,527	270,519
Shree Cement Ltd.	538	38,722
Shriram Transport Finance Co. Ltd.	8,405	83,383
Siemens India Ltd.	5,534	52,279
State Bank of India	9,100	265,326
Steel Authority of India Ltd.	65,345	65,426
Sun Pharmaceutical Industries Ltd.	50,721	501,086
Sun TV Ltd.	6,352	43,308
Tata Communications Ltd. (a)	3,618	15,491
Tata Consultancy Services Ltd.	31,114	1,066,376
Tata Motors Ltd.	63,549	394,119
Tata Power Co. Ltd.	59,110	78,799
Tata Steel Ltd.	18,238	99,116
Tech Mahindra Ltd. (a)	3,402	85,627
Titan Industries Ltd.	14,520	62,958
Torrent Power Ltd.	4,760	6,504
Ultratech Cemco Ltd.	3,929	125,402
Union Bank of India	10,272	20,594
Unitech Ltd. (a)	91,245	25,838
United Breweries Ltd. (a)	4,669	70,099
United Spirits Ltd.	5,417	226,278
Wipro Ltd.	31,400	243,770
Wockhardt Ltd. (a)	1,800	12,985
Yes Bank Ltd.	12,843	76,861
Zee Entertainment Enterprises Ltd. (a)	28,957	125,016
TOTAL INDIA		19,421,036
Indonesia - 2.6%
PT Adaro Energy Tbk	961,000	86,956
PT Aneka Tambang Tbk	213,000	30,233
PT Astra Agro Lestari Tbk	22,000	36,301
PT Astra International Tbk	1,336,000	788,144
PT Bank Central Asia Tbk	814,000	754,602
PT Bank Danamon Indonesia Tbk Series A	237,500	90,596
PT Bank Mandiri (Persero) Tbk	621,500	474,151
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bank Negara Indonesia (Persero) Tbk	468,500	$ 199,493
PT Bank Rakyat Indonesia Tbk	715,500	501,435
PT Bumi Resources Tbk (a)	1,449,000	58,487
PT Charoen Pokphand Indonesia Tbk	472,500	163,472
PT Global Mediacom Tbk	315,500	53,458
PT Gudang Garam Tbk	36,500	119,480
PT Indo Tambangraya Megah Tbk	29,500	78,248
PT Indocement Tunggal Prakarsa Tbk	83,500	154,814
PT Indofood Sukses Makmur Tbk	276,000	162,820
PT Indofood Sukses Makmur Tbk	88,000	87,434
PT Indosat Tbk	101,000	39,423
PT International Nickel Indonesia Tbk	149,000	32,714
PT Jasa Marga Tbk	147,000	68,463
PT Kalbe Farma Tbk	1,318,500	152,055
PT Media Nusantara Citra Tbk	306,500	67,975
PT Perusahaan Gas Negara Tbk Series B	712,000	322,127
PT Semen Gresik (Persero) Tbk	188,500	239,961
PT Tambang Batubbara Bukit Asam Tbk	55,000	59,281
PT Telkomunikasi Indonesia Tbk Series B	3,343,500	697,022
PT Unilever Indonesia Tbk	73,500	195,608
PT United Tractors Tbk	95,500	148,258
PT XL Axiata Tbk	179,000	71,060
TOTAL INDONESIA		5,934,071
Luxembourg - 0.0%
Brait SA	20,710	100,881
Malaysia - 4.6%
AirAsia Bhd	76,600	65,037
AMMB Holdings Bhd	118,800	278,135
Astro Malaysia Holdings Bhd	97,300	89,393
Axiata Group Bhd	334,000	726,938
Berjaya Sports Toto Bhd	55,382	71,410
British American Tobacco (Malaysia) Bhd	9,200	185,078
Bumi Armada Bhd	96,600	121,190
Bumiputra-Commerce Holdings Bhd	332,796	787,577
DiGi.com Bhd	252,800	400,444
Felda Global Ventures Holdings Bhd	120,400	171,264
Gamuda Bhd	126,400	195,016
Genting Bhd	148,100	491,712
Genting Malaysia Bhd	190,100	260,172
Hong Leong Bank Bhd	36,500	165,126
Hong Leong Credit Bhd	14,100	67,541
Common Stocks - continued
	Shares	Value
Malaysia - continued
IHH Healthcare Bhd (a)	180,100	$ 235,645
IJM Corp. Bhd	73,600	135,238
IOI Corp. Bhd	249,400	429,823
Kuala Lumpur Kepong Bhd	34,200	250,284
Lafarge Malaysia Bhd	26,400	83,386
Malayan Banking Bhd	294,524	910,678
Malaysia Marine and Heavy Engineering Sdn Bhd	22,500	27,657
Malaysian Plantations Bhd	69,600	114,438
Maxis Bhd	179,500	408,872
MMC Corp. Bhd	56,700	48,141
Parkson Holdings Bhd	48,600	57,892
Petronas Chemicals Group Bhd	194,000	436,984
Petronas Dagangan Bhd	18,600	180,314
Petronas Gas Bhd	53,700	417,147
PPB Group Bhd	40,500	188,611
Public Bank Bhd (For. Reg.)	72,100	418,004
RHB Capital Bhd	43,497	108,725
SapuraKencana Petroleum Bhd (a)	233,800	296,278
Sime Darby Bhd	209,300	631,912
SP Setia Bhd	43,100	41,919
Telekom Malaysia Bhd	70,100	116,371
Tenaga Nasional Bhd	90,700	270,965
UEM Land Holdings Bhd	101,000	74,874
UMW Holdings Bhd	42,600	172,748
YTL Corp. Bhd	347,086	181,433
YTL Power International Bhd	204,300	122,975
TOTAL MALAYSIA		10,437,347
Mexico - 5.2%
Alfa SA de CV Series A	189,000	518,302
Alpek SA de CV	23,100	50,123
America Movil S.A.B. de CV Series L	2,089,600	2,242,189
CEMEX SA de CV unit	755,808	804,048
Coca-Cola FEMSA S.A.B. de CV Series L	26,400	321,763
Embotelladoras Arca S.A.B. de CV	19,500	115,754
Fomento Economico Mexicano S.A.B. de CV unit	143,400	1,341,430
Grupo Aeroportuario del Sureste SA de CV Series B	14,300	170,924
Grupo Bimbo S.A.B. de CV Series A	125,700	422,268
Grupo Carso SA de CV Series A1	30,700	165,156
Grupo Elektra SA de CV	2,465	83,151
Grupo Financiero Banorte S.A.B. de CV Series O	148,000	944,677
Grupo Financiero Inbursa S.A.B. de CV Series O	133,000	342,611
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Santander Mexico S.A.B. de CV	95,800	$ 268,150
Grupo Mexico SA de CV Series B	259,607	819,974
Grupo Sanborns SA de CV	26,000	53,904
Grupo Televisa SA de CV	172,300	1,052,506
Industrias CH SA de CV (a)	12,700	62,589
Industrias Penoles SA de CV	8,120	237,583
Infraestructura Energetica Nova S.A.B. de CV	15,900	62,736
Kimberly-Clark de Mexico SA de CV Series A	55,900	169,963
Mexichem S.A.B. de CV	75,027	313,340
Minera Frisco S.A.B. de CV (a)	37,500	95,882
OHL Mexico S.A.B. de CV (a)	39,800	102,282
Organizacion Soriana S.A.B. de CV Series B (a)	16,600	53,589
Wal-Mart de Mexico SA de CV Series V	379,000	985,317
TOTAL MEXICO		11,800,211
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	8,677	61,752
Pakistan - 0.2%
Fauji Fertilizer Co. Ltd.	43,965	44,595
MCB Bank Ltd.	43,201	113,844
National Bank of Pakistan	46,662	21,563
Oil & Gas Development Co. Ltd.	46,917	118,543
Pakistan Petroleum Ltd.	29,713	56,832
TOTAL PAKISTAN		355,377
Peru - 0.1%
Compania de Minas Buenaventura SA	337	4,856
Compania de Minas Buenaventura SA sponsored ADR	12,569	182,251
Volcan Compania Minera SAA Class B	170,379	79,875
TOTAL PERU		266,982
Philippines - 1.4%
Aboitiz Equity Ventures, Inc.	140,010	164,746
Aboitiz Power Corp.	118,400	93,153
Alliance Global Group, Inc.	264,000	160,972
Ayala Corp.	12,670	176,791
Ayala Land, Inc.	359,600	245,059
Bank of the Philippine Islands (BPI)	97,520	225,662
BDO Unibank, Inc.	90,232	169,126
Bloomberry Resorts Corp. (a)	240,700	56,924
DMCI Holdings, Inc.	60,310	72,291
Globe Telecom, Inc.	2,150	86,567
Common Stocks - continued
	Shares	Value
Philippines - continued
International Container Terminal Services, Inc.	51,160	$ 123,120
Jollibee Food Corp.	30,690	125,984
Manila Electric Co.	19,380	136,330
Metropolitan Bank & Trust Co.	68,875	141,846
Philippine Long Distance Telephone Co.	5,810	385,495
PNOC Energy Development Corp.	499,000	66,972
San Miguel Corp.	41,460	72,914
SM Investments Corp.	21,327	422,444
SM Prime Holdings, Inc.	343,100	152,277
Top Frontier Investment Holdings, Inc.	4,146	3,694
Universal Robina Corp.	55,770	164,542
TOTAL PHILIPPINES		3,246,909
Poland - 1.7%
Bank Handlowy w Warszawie SA	2,196	84,693
Bank Polska Kasa Opieki SA	8,679	543,785
BRE Bank SA	806	133,446
ENEA SA	8,211	38,651
Getin Noble Bank SA (a)	79,636	70,320
ING Bank Slaski SA (a)	2,178	79,898
Jastrzebska Spolka Weglowa SA	3,819	82,632
KGHM Polska Miedz SA (Bearer)	9,230	373,203
Polish Oil & Gas Co. SA	113,681	209,253
Polska Grupa Energetyczna SA	47,047	274,919
Polski Koncern Naftowy Orlen SA	20,527	289,878
Powszechna Kasa Oszczednosci Bank SA	57,471	762,151
Powszechny Zaklad Ubezpieczen SA	3,759	572,084
Synthos SA	29,076	49,273
Tauron Polska Energia SA	71,767	117,191
Telekomunikacja Polska SA	42,282	136,989
TOTAL POLAND		3,818,366
Russia - 6.7%
Aeroflot - Russian Airlines (a)	29,070	52,029
E.ON Russia JSC	991,149	76,954
Federal Grid Co. of Unified Energy System (a)	12,482,483	38,155
Gazprom OAO sponsored ADR (Reg. S)	376,811	3,526,951
Inter Rao Ues JSC (a)	118,764,990	34,727
LSR Group OJSC GDR (Reg. S)	15,543	63,804
LUKOIL Oil Co. sponsored ADR (United Kingdom)	31,912	2,093,427
Magnit OJSC GDR (Reg. S)	18,513	1,189,460
Magnitogorsk Iron & Steel Works OJSC unit	5,623	18,241
Common Stocks - continued
	Shares	Value
Russia - continued
Mechel Steel Group OAO sponsored ADR (a)(d)	12,236	$ 38,666
Megafon OJSC GDR	6,063	220,087
Mobile TeleSystems OJSC sponsored ADR	33,841	771,575
Mosenergo AO (a)	235,018	6,727
Norilsk Nickel OJSC ADR	32,151	486,766
NOVATEK OAO GDR (Reg. S)	4,370	613,985
Novolipetsk Steel OJSC GDR (Reg. S)	5,889	100,466
Pharmstandard OJSC unit (a)	2,546	33,836
PhosAgro OJSC GDR (Reg. S)	4,880	50,606
Raspadskaya OAO (a)	10,877	10,402
Rosneft Oil Co. OJSC GDR (Reg. S)	77,511	611,949
Rostelecom sponsored ADR	12,241	266,609
RusHydro JSC sponsored ADR	71,494	120,396
Russian Grids OAO (a)	1,422,195	38,315
Sberbank (Savings Bank of the Russian Federation)	39,030	125,107
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	171,151	2,185,598
Severstal GDR (Reg. S)	11,013	96,143
Sistema JSFC sponsored GDR	9,466	253,689
Surgutneftegas sponsored ADR	46,920	414,773
Tatneft OAO sponsored ADR	16,011	658,212
TMK OAO GDR (Reg. S)	4,086	52,791
Uralkali OJSC GDR (Reg. S)	17,258	460,961
VTB Bank OJSC sponsored GDR (Reg. S)	171,547	476,729
TOTAL RUSSIA		15,188,136
South Africa - 9.0%
Acucap Properties Ltd.	10,604	49,594
Adcock Ingram Holdings Ltd.	9,838	70,658
Aeci Ltd.	7,420	90,359
African Bank Investments Ltd.	46,972	79,544
African Rainbow Minerals Ltd.	4,655	89,156
Anglo American Platinum Ltd. (a)	3,730	150,902
AngloGold Ashanti Ltd.	24,448	369,517
ArcelorMittal South Africa Ltd. (a)	10,394	40,960
Aspen Pharmacare Holdings Ltd.	18,209	506,923
Assore Ltd.	2,069	84,502
Aveng Ltd.	28,196	82,857
AVI Ltd.	19,157	112,590
Barclays Africa Group Ltd.	21,648	334,227
Barloworld Ltd.	12,996	116,513
Bidvest Group Ltd.	18,076	482,045
Common Stocks - continued
	Shares	Value
South Africa - continued
Capital Property Fund	84,148	$ 89,691
Capitec Bank Holdings Ltd.	4,053	86,399
Clicks Group Ltd.	15,655	97,544
Coronation Fund Managers Ltd.	18,164	148,189
DataTec Ltd.	13,305	75,877
Discovery Holdings Ltd.	19,018	161,029
Exxaro Resources Ltd.	8,121	124,581
FirstRand Ltd.	195,027	699,387
Foschini Ltd.	11,293	130,054
Fountainhead Property Trust	38,899	29,875
Gold Fields Ltd.	47,344	219,175
Grindrod Ltd.	27,333	65,754
Growthpoint Properties Ltd.	112,031	284,576
Harmony Gold Mining Co. Ltd.	25,564	88,211
Hyprop Investments Ltd.	13,082	96,954
Illovo Sugar Ltd.	15,028	47,081
Impala Platinum Holdings Ltd.	34,500	419,275
Imperial Holdings Ltd.	11,814	251,020
Investec Ltd.	16,839	119,464
JD Group Ltd.	9,706	29,876
JSE Ltd.	6,039	52,818
Kumba Iron Ore Ltd.	3,621	151,578
Lewis Group Ltd.	6,083	42,495
Liberty Holdings Ltd.	6,550	80,906
Life Healthcare Group Holdings Ltd.	59,321	242,277
Massmart Holdings Ltd.	6,816	109,314
Mediclinic International Ltd.	26,948	203,075
MMI Holdings Ltd.	64,543	158,484
Mondi Ltd.	7,270	129,884
Mr Price Group Ltd.	14,635	230,588
MTN Group Ltd.	118,889	2,363,154
Murray & Roberts Holdings Ltd. (a)	30,119	91,928
Nampak Ltd.	41,114	135,972
Naspers Ltd. Class N	25,941	2,426,457
Nedbank Group Ltd.	13,670	296,856
Netcare Ltd.	94,524	234,645
Northam Platinum Ltd. (a)	19,302	79,217
Omnia Holdings Ltd.	3,860	79,686
Palabora Mining Co. Ltd. (a)	376	4,334
Pick 'n Pay Holdings Ltd.	14,542	29,696
Pick 'n Pay Stores Ltd.	14,700	69,468
Pretoria Portland Cement Co. Ltd.	32,453	102,641
Common Stocks - continued
	Shares	Value
South Africa - continued
Remgro Ltd.	32,326	$ 658,193
Reunert Ltd.	11,021	77,398
RMB Holdings Ltd.	49,443	247,886
Royal Bafokeng Holdings (Pty) Ltd. (a)	2,132	12,980
Sanlam Ltd.	127,080	682,064
Santam Ltd.	2,201	41,693
Sappi Ltd. (a)	37,904	111,612
Sasol Ltd.	36,443	1,862,158
Shoprite Holdings Ltd.	29,116	533,086
Sibanye Gold Ltd.	55,684	78,655
Spar Group Ltd.	10,902	139,550
Standard Bank Group Ltd.	80,944	1,028,214
Steinhoff International Holdings Ltd.	121,489	469,679
Sun International Ltd.	6,772	68,774
Telkom SA Ltd. (a)	23,894	62,480
Tiger Brands Ltd.	10,625	311,360
Tongaat Hulett Ltd.	6,704	84,478
Truworths International Ltd.	27,999	267,753
Vodacom Group Ltd.	21,279	243,764
Wilson Bayly Holmes-Ovcon Ltd.	3,352	58,764
Woolworths Holdings Ltd.	48,541	365,070
TOTAL SOUTH AFRICA		20,645,443
Taiwan - 12.6%
Acer, Inc. (a)	165,000	107,627
Advanced Semiconductor Engineering, Inc.	401,940	395,023
Advantech Co. Ltd.	22,000	140,887
Asia Cement Corp.	141,954	192,182
ASUSTeK Computer, Inc.	48,000	366,910
AU Optronics Corp. (a)	549,000	179,235
Capital Securities Corp.	156,195	53,330
Catcher Technology Co. Ltd.	46,000	267,233
Cathay Financial Holding Co. Ltd.	503,659	758,012
Cathay Real Estate Development Co. Ltd.	58,000	40,394
Chang Hwa Commercial Bank	192,150	114,892
Cheng Shin Rubber Industry Co. Ltd.	123,937	330,106
Cheng Uei Precision Industries Co. Ltd.	32,109	67,196
Chicony Electronics Co. Ltd.	33,269	82,622
China Airlines Ltd. (a)	144,043	52,117
China Development Finance Holding Corp.	886,800	264,217
China Motor Co. Ltd.	47,000	44,868
China Steel Corp.	810,024	703,112
Common Stocks - continued
	Shares	Value
Taiwan - continued
Chinatrust Financial Holding Co. Ltd.	864,585	$ 584,516
Chunghwa Telecom Co. Ltd.	252,000	807,514
Compal Communications, Inc.	24,000	41,094
Compal Electronics, Inc.	263,000	205,504
Delta Electronics, Inc.	135,000	699,422
E.SUN Financial Holdings Co. Ltd.	337,965	225,616
Epistar Corp.	52,000	90,273
Eternal Chemical Co. Ltd.	66,000	60,204
EVA Airways Corp. (a)	94,900	52,713
Evergreen Marine Corp. (Taiwan) (a)	112,000	65,826
Far Eastern International Bank	147,716	61,224
Far Eastern Textile Ltd.	257,184	294,886
Far EasTone Telecommunications Co. Ltd.	108,000	247,664
Feng Hsin Iron & Steel Co.	37,000	67,376
First Financial Holding Co. Ltd.	456,441	282,223
Formosa Chemicals & Fibre Corp.	292,760	844,414
Formosa Petrochemical Corp.	127,000	341,716
Formosa Plastics Corp.	327,520	887,926
Formosa Taffeta Co. Ltd.	81,000	100,579
Foxconn Technology Co. Ltd.	62,072	155,628
Fubon Financial Holding Co. Ltd.	481,334	703,155
Giant Manufacturing Co. Ltd.	18,000	134,839
Hon Hai Precision Industry Co. Ltd. (Foxconn)	753,930	1,908,197
Hotai Motor Co. Ltd.	27,000	321,046
HTC Corp.	48,000	235,638
Hua Nan Financial Holdings Co. Ltd.	452,115	267,260
Innolux Corp. (a)	465,698	184,317
Inventec Corp.	195,865	175,004
Largan Precision Co. Ltd.	7,000	237,812
LITE-ON Technology Corp.	134,099	234,166
Macronix International Co. Ltd. (a)	228,101	53,238
MediaTek, Inc.	83,000	1,133,548
Mega Financial Holding Co. Ltd.	521,575	450,077
Nan Ya Plastics Corp.	379,860	864,638
Nan Ya Printed Circuit Board Corp. (a)	12,000	16,144
Novatek Microelectronics Corp.	33,000	130,610
Oriental Union Chemical Corp.	44,300	47,107
Pegatron Corp.	108,000	150,066
Pou Chen Corp.	88,000	107,029
President Chain Store Corp.	36,000	261,729
President Securities Corp.	53,500	30,081
Quanta Computer, Inc.	176,000	416,756
Common Stocks - continued
	Shares	Value
Taiwan - continued
Realtek Semiconductor Corp.	35,401	$ 82,264
Shin Kong Financial Holding Co. Ltd.	412,854	143,065
Siliconware Precision Industries Co. Ltd.	188,000	227,983
Sinopac Holdings Co.	477,156	235,052
Synnex Technology International Corp.	82,000	130,793
Taishin Financial Holdings Co. Ltd.	447,004	225,514
Taiwan Business Bank	235,248	72,089
Taiwan Cement Corp.	214,000	310,803
Taiwan Cooperative Financial Holding Co. Ltd.	390,422	218,854
Taiwan Fertilizer Co. Ltd.	44,000	104,637
Taiwan Glass Industry Corp.	96,475	97,507
Taiwan Mobile Co. Ltd.	108,900	371,818
Taiwan Secom Co.	18,000	43,540
Taiwan Semiconductor Manufacturing Co. Ltd.	1,589,000	5,845,316
TECO Electric & Machinery Co. Ltd.	119,000	126,742
Ton Yi Industrial Corp.	55,000	60,727
Transcend Information, Inc.	23,000	72,512
U-Ming Marine Transport Corp.	30,000	49,278
Unified-President Enterprises Corp.	293,280	557,964
Unimicron Technology Corp.	103,000	81,357
United Microelectronics Corp.	811,000	343,388
Vanguard International Semiconductor Corp.	53,000	57,258
Walsin Lihwa Corp. (a)	256,000	79,231
Wan Hai Lines Ltd.	80,000	43,078
Waterland Financial Holdings Co. Ltd.	181,094	62,139
Wistron Corp.	144,085	135,103
Yageo Corp.	119,000	40,388
Yang Ming Marine Transport Corp. (a)	101,900	45,177
Yuanta Financial Holding Co. Ltd.	638,570	347,108
Yuen Foong Yu Paper Manufacturing Co.	89,000	47,168
Yulon Motor Co. Ltd.	53,000	93,450
TOTAL TAIWAN		28,690,041
Thailand - 2.8%
Advanced Info Service PCL (For. Reg.)	77,600	635,759
Airports of Thailand PCL (For. Reg.)	26,100	177,774
Bangkok Bank PCL (For. Reg.)	32,300	213,777
Bangkok Dusit Medical Service PCL (For. Reg.)	12,300	52,954
Bank of Ayudhya PCL (For. Reg.)	191,100	234,846
Banpu PCL (For. Reg.)	74,000	68,948
BEC World PCL (For. Reg.)	61,000	114,161
Berli Jucker PCL (For. Reg.)	22,800	36,443
Common Stocks - continued
	Shares	Value
Thailand - continued
Big C Supercenter PCL (For. Reg.)	16,900	$ 105,880
C.P. ALL PCL (For. Reg.)	287,300	362,298
Central Pattana PCL (For. Reg.)	101,200	156,067
Charoen Pokphand Foods PCL (For. Reg.)	230,800	180,191
Delta Electronics PCL (For. Reg.)	46,000	70,570
Electricity Generating PCL (For. Reg.)	13,600	55,929
Glow Energy PCL (For. Reg.)	31,300	73,159
Indorama Ventures PCL (For. Reg.)	111,600	89,639
IRPC PCL (For. Reg.)	384,500	44,225
Kasikornbank PCL (For. Reg.)	76,900	479,312
Krung Thai Bank PCL (For. Reg.)	263,770	172,033
Land & House PCL	162,400	57,394
Land & House PCL (For. Reg.)	37,600	13,288
PTT Exploration and Production PCL (For. Reg.)	90,839	491,771
PTT Global Chemical PCL (For. Reg.)	118,739	299,470
PTT PCL (For. Reg.)	55,400	564,235
Ratchaburi Electric Generating Holding PCL	4,600	7,463
Ratchaburi Electric Generating Holding PCL (For. Reg.)	15,700	25,473
Shin Corp. PLC	38,700	104,754
Shin Corp. PLC (For. Reg.)	57,000	154,289
Siam Cement PCL (For. Reg.)	20,100	284,145
Siam City Cement PCL (For. Reg.)	4,900	62,657
Siam Commercial Bank PCL (For. Reg.)	101,200	534,856
Thai Airways International PCL (For. Reg.)	42,500	27,719
Thai Oil PCL (For. Reg.)	46,000	93,108
Thai Union Frozen Products PCL (For. Reg.)	30,780	55,626
TMB PCL (For. Reg.)	1,639,400	144,320
Total Access Communication PCL	20,400	73,735
Total Access Communication PCL (For. Reg.)	26,200	94,699
TOTAL THAILAND		6,412,967
Turkey - 1.9%
Akbank T.A.S.	110,197	432,784
Anadolu Efes Biracilik Ve Malt Sanayii A/S	12,606	161,028
Arcelik A/S	18,684	119,334
Aselsan A/S	5,128	24,250
Bim Birlesik Magazalar A/S JSC	15,134	317,653
Coca-Cola Icecek A/S	4,254	122,000
Dogan Sirketler Grubu Holding A/S (a)	45,858	20,675
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	43,104	61,539
Enka Insaat ve Sanayi A/S	46,508	136,058
Eregli Demir ve Celik Fabrikalari T.A.S.	84,227	116,874
Common Stocks - continued
	Shares	Value
Turkey - continued
Ford Otomotiv Sanayi A/S	4,944	$ 69,594
Haci Omer Sabanci Holding A/S	54,911	260,767
Koc Holding A/S	38,140	187,237
Koza Altin Isletmeleri A/S	3,489	61,871
Tofas Turk Otomobil Fabrikasi A/S	8,931	59,279
Tupras Turkiye Petrol Rafinelleri A/S	7,750	175,867
Turk Hava Yollari AO	34,900	136,715
Turk Sise ve Cam Fabrikalari A/S	35,446	52,204
Turk Telekomunikasyon A/S	33,457	115,643
Turkcell Iletisim Hizmet A/S (a)	50,913	315,948
Turkiye Garanti Bankasi A/S	140,270	564,945
Turkiye Halk Bankasi A/S	41,881	338,824
Turkiye Is Bankasi A/S Series C	92,108	252,850
Turkiye Vakiflar Bankasi TAO	65,595	157,724
Yapi ve Kredi Bankasi A/S	54,150	125,593
TOTAL TURKEY		4,387,256
United Arab Emirates - 0.5%
Air Arabia PJSC (a)	166,255	65,633
Aldar Properties PJSC	197,563	145,227
Arabtec Holding Co. (a)	89,129	66,489
Dana Gas PJSC (a)	266,990	47,248
DP World Ltd.	10,164	171,772
Dubai Financial Market PJSC (a)	118,208	74,986
Dubai Islamic Bank Pakistan Ltd. (a)	42,784	48,806
Emaar Properties PJSC	198,992	329,396
First Gulf Bank PJSC	47,062	207,570
TOTAL UNITED ARAB EMIRATES		1,157,127
TOTAL COMMON STOCKS (Cost $192,260,888)		204,025,660
Nonconvertible Preferred Stocks - 7.0%

Brazil - 6.5%
AES Tiete SA (PN) (non-vtg.)	6,500	63,543
Banco Bradesco SA (PN)	129,940	1,872,361
Bradespar SA (PN)	13,900	165,420
Braskem SA (PN-A)	10,100	89,629
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	14,800	78,684
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	9,700	481,060
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia de Bebidas das Americas (AmBev) (PN)	53,000	$ 1,977,149
Companhia de Gas de Sao Paulo	1,000	26,538
Companhia de Transmissao de Energia Eletrica Paulista (PN) (a)	2,800	40,246
Companhia Energetica de Minas Gerais (CEMIG) (PN)	34,473	306,690
Companhia Energetica de Sao Paulo Series B	11,500	120,277
Companhia Paranaense de Energia-Copel (PN-B)	6,900	96,222
Gerdau SA (PN)	55,200	435,400
Itau Unibanco Holding SA	162,910	2,516,153
Itausa-Investimentos Itau SA (PN)	190,162	819,152
Klabin SA (PN) (non-vtg.)	30,900	164,142
Lojas Americanas SA (PN)	29,796	220,524
Metalurgica Gerdau SA (PN)	17,300	176,846
Oi SA (PN)	71,100	119,336
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	289,300	2,638,335
Telefonica Brasil SA	20,200	445,172
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	26,900	142,653
Vale SA (PN-A)	118,800	1,741,537
TOTAL BRAZIL		14,737,069
Chile - 0.1%
Embotelladora Andina SA Class B	17,472	98,539
Sociedad Quimica y Minera de Chile SA (PN-B)	5,647	158,965
TOTAL CHILE		257,504
Colombia - 0.3%
BanColombia SA (PN)	22,055	308,852
Grupo Aval Acciones y Valores SA	108,935	75,699
Grupo de Inversiones Suramerica SA	7,160	142,265
Inversiones Argos SA	8,621	100,043
TOTAL COLOMBIA		626,859
Russia - 0.1%
AK Transneft OAO (a)	103	262,874
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,111,632)		15,884,306
Government Obligations - 0.4%
	Principal Amount	Value
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 4/3/14 to 7/24/14 (f) (Cost $999,530)	$ 1,000,000	$ 999,611
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	5,958,811	5,958,811
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	43,375	43,375
TOTAL MONEY MARKET FUNDS (Cost $6,002,186)		6,002,186
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $215,374,236)		226,911,763
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,265,126
NET ASSETS - 100%		$ 228,176,889
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
161 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2013	$ 8,242,395	$ 111,533

The face value of futures purchased as a percentage of net assets is 3.6%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $8,019,607.
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $116,281 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $559,759.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,686
Fidelity Securities Lending Cash Central Fund	146
Total	$ 9,832
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,840,930	$ 14,446,811	$ 394,119	$ -
Consumer Staples	19,876,490	19,876,490	-	-
Energy	30,214,018	23,106,736	7,107,282	-
Financials	65,581,432	62,680,333	2,897,405	3,694
Health Care	3,662,580	3,320,593	341,987	-
Industrials	12,367,335	12,367,335	-	-
Information Technology	23,653,619	14,745,239	8,908,380	-
Materials	22,344,251	21,514,882	829,369	-
Telecommunication Services	19,193,450	13,074,229	6,119,221	-
Utilities	8,175,861	7,971,274	204,587	-
Government Obligations	999,611	-	999,611	-
Money Market Funds	6,002,186	6,002,186	-	-
Total Investments in Securities:	$ 226,911,763	$ 199,106,108	$ 27,801,961	$ 3,694
Derivative Instruments:
Assets
Futures Contracts	$ 111,533	$ 111,533	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 111,533	$ -
Total Value of Derivatives	$ 111,533	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $39,259) - See accompanying schedule: Unaffiliated issuers (cost $209,372,050)	$ 220,909,577
Fidelity Central Funds (cost $6,002,186)	6,002,186
Total Investments (cost $215,374,236)		$ 226,911,763
Foreign currency held at value (cost $1,088,293)		1,087,579
Receivable for investments sold		4,678
Receivable for fund shares sold		411,484
Dividends receivable		210,587
Distributions receivable from Fidelity Central Funds		340
Receivable from investment adviser for expense reductions		27,484
Other receivables		1,992
Total assets		228,655,907

Liabilities
Payable for fund shares redeemed	$ 126,077
Accrued management fee	47,426
Payable for daily variation margin for derivative instruments	89,036
Other affiliated payables	19,262
Other payables and accrued expenses	153,842
Collateral on securities loaned, at value	43,375
Total liabilities		479,018

Net Assets		$ 228,176,889
Net Assets consist of:
Paid in capital		$ 221,666,699
Undistributed net investment income		4,171,244
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,153,044)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,491,990
Net Assets		$ 228,176,889

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index
Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($10,259,172 ÷ 1,022,273 shares)	$ 10.04

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($210,071,493 ÷ 20,913,016 shares)	$ 10.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($473,790 ÷ 47,101 shares)	$ 10.06

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($7,372,434 ÷ 732,947 shares)	$ 10.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 5,933,527
Interest		678
Income from Fidelity Central Funds		9,832
Income before foreign taxes withheld		5,944,037
Less foreign taxes withheld		(651,201)
Total income		5,292,836

Expenses
Management fee	$ 457,980
Transfer agent fees	209,314
Independent trustees' compensation	646
Interest	670
Miscellaneous	358
Total expenses before reductions	668,968
Expense reductions	(271,096)	397,872
Net investment income (loss)		4,894,964
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,148,944)
Foreign currency transactions	(71,770)
Futures contracts	900,536
Swaps	340,068
Total net realized gain (loss)		(4,980,110)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $152,057)	6,703,587
Assets and liabilities in foreign currencies	(2,901)
Futures contracts	117,537
Swaps	168,555
Total change in net unrealized appreciation (depreciation)		6,986,778
Net gain (loss)		2,006,668
Net increase (decrease) in net assets resulting from operations		$ 6,901,632

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,894,964	$ 2,139,991
Net realized gain (loss)	(4,980,110)	(3,704,445)
Change in net unrealized appreciation (depreciation)	6,986,778	3,958,926
Net increase (decrease) in net assets resulting from operations	6,901,632	2,394,472
Distributions to shareholders from net investment income	(1,410,281)	-
Distributions to shareholders from net realized gain	(695,069)	(144,849)
Total distributions	(2,105,350)	(144,849)
Share transactions - net increase (decrease)	126,222,608	60,092,122
Redemption fees	278,931	291,097
Total increase (decrease) in net assets	131,297,821	62,632,842

Net Assets
Beginning of period	96,879,068	34,246,226
End of period (including undistributed net investment income of $4,171,244 and undistributed net investment income of $1,596,445, respectively)	$ 228,176,889	$ 96,879,068

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended October 31,	2013	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.27	.02
Net realized and unrealized gain (loss)	.19	(.06) H	(.48)
Total from investment operations	.45	.21	(.46)
Distributions from net investment income	(.12)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.19) K	(.03)	-
Redemption fees added to paid in capital D	.02	.04	-
Net asset value, end of period	$ 10.04	$ 9.76	$ 9.54
Total Return B,C	4.78%	2.68%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.46%	.46%	.46% A
Expenses net of fee waivers, if any	.32%	.33%	.33% A
Expenses net of all reductions	.32%	.33%	.33% A
Net investment income (loss)	2.56%	2.80%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,259	$ 44,554	$ 14,188
Portfolio turnover rate F	33%	62%	-% G,L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended October 31,	2013	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.28	.02
Net realized and unrealized gain (loss)	.21	(.06) H	(.48)
Total from investment operations	.47	.22	(.46)
Distributions from net investment income	(.14)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.20)	(.03)	-
Redemption fees added to paid in capital D	.01	.04	-
Net asset value, end of period	$ 10.05	$ 9.77	$ 9.54
Total Return B,C	4.93%	2.78%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.22%	.22% A
Expenses net of all reductions	.20%	.22%	.22% A
Net investment income (loss)	2.68%	2.91%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 210,071	$ 51,728	$ 10,517
Portfolio turnover rate F	33%	62%	-% G,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.27	.28	.03
Net realized and unrealized gain (loss)	.20	(.04) H	(.49)
Total from investment operations	.47	.24	(.46)
Distributions from net investment income	(.15)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.21)	(.03)	-
Redemption fees added to paid in capital D	.01	.04	-
Net asset value, end of period	$ 10.06	$ 9.79	$ 9.54
Total Return B,C	4.91%	2.99%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.28%	.28%	.28% A
Expenses net of fee waivers, if any	.13%	.15%	.15% A
Expenses net of all reductions	.13%	.15%	.15% A
Net investment income (loss)	2.74%	2.99%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 474	$ 517	$ 4,771
Portfolio turnover rate F	33%	62%	-% G,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended October 31,	2013	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.28	.03
Net realized and unrealized gain (loss)	.21	(.04) H	(.49)
Total from investment operations	.47	.24	(.46)
Distributions from net investment income	(.15)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.21)	(.03)	-
Redemption fees added to paid in capital D	.01	.04	-
Net asset value, end of period	$ 10.06	$ 9.79	$ 9.54
Total Return B,C	4.95%	2.99%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.24%	.25%	.25% A
Expenses net of fee waivers, if any	.10%	.12%	.12% A
Expenses net of all reductions	.10%	.12%	.12% A
Net investment income (loss)	2.78%	3.02%	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,372	$ 80	$ 4,771
Portfolio turnover rate F	33%	62%	-% G,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Life of fund A
Institutional Class	19.94%	11.76%
Fidelity Advantage Institutional Class	19.87%	11.78%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Global ex U.S. Index Fund - Institutional Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® ACWI® (All Country World Index) ex USA Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid investor preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, central banks worldwide, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, combined with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone brightly, with most markets in the region - large and small - registering solid, index-beating gains. Another bright spot was Japan, which, despite a struggling yen and taking a second-half breather, posted a 34% result for the full year. The U.S. - by far the index's biggest constituent - also outperformed the global market with a roughly 28% advance. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as evidenced by performance in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%).

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Global ex U.S. Index Fund: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 19.94% and 19.87%, respectively, in line with the benchmark MSCI® ACWI® (All Country World Index) ex USA Index, which added 20.42%. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Japan and Europe ex U.K. were two notably strong performing markets during the period. The top individual contributor was Japanese automaker Toyota Motor, which benefited from the country's aggressive monetary policy. Japanese telecommunication services company SoftBank also added value, as did U.K.-based mobile communications provider Vodafone and Swiss pharmaceutical company Roche Holding. In contrast, many mining companies were hurt by the steep drop in the price of gold, including Canada's Barrick Gold and Goldcorp, as well as Australia's Newcrest Mining. Of final note, the fund was hurt by its holdings in equity index futures, which we used to temporarily reinvest cash to gain additional exposure to the market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Global ex U.S. Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.1	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.0	0.9
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.0	0.9
Novartis AG (Switzerland, Pharmaceuticals)	1.0	1.0
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	0.8	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.7	0.6
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.7	0.7
	9.5
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.1	26.3
Industrials	10.7	9.5
Consumer Discretionary	9.9	9.5
Consumer Staples	9.7	10.7
Energy	9.5	9.3
Materials	8.3	8.4
Health Care	7.5	7.4
Information Technology	6.4	6.0
Telecommunication Services	5.8	5.6
Utilities	3.3	3.4
Geographic Diversification (% of fund's net assets)
As of October 31, 2013
Japan 14.6%
United Kingdom 14.2%
Canada 7.0%
France 6.5%
Switzerland 6.3%
Germany 6.1%
Australia 5.6%
Korea (South) 3.4%
Hong Kong 2.6%
Other * 33.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of April 30, 2013
Japan 14.9%
United Kingdom 13.9%
Canada 7.1%
Australia 6.2%
Switzerland 6.1%
France 6.0%
Germany 5.6%
Korea (South) 3.1%
Hong Kong 2.7%
Other * 34.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Annual Report

Spartan Global ex U.S. Index Fund

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 5.6%
AGL Energy Ltd.	12,106	$ 178,953
ALS Ltd.	8,844	83,840
Alumina Ltd. (a)	56,524	54,957
Amcor Ltd.	27,879	285,632
AMP Ltd.	66,833	299,413
APA Group unit	17,693	101,339
Asciano Ltd.	22,892	125,924
ASX Ltd.	4,548	157,714
Australia & New Zealand Banking Group Ltd.	61,960	1,981,721
Bendigo & Adelaide Bank Ltd.	8,867	91,349
BHP Billiton Ltd.	72,644	2,568,212
Boral Ltd.	17,951	83,814
Brambles Ltd.	35,365	310,855
Caltex Australia Ltd.	3,046	53,347
CFS Retail Property Trust unit	51,137	100,048
Coca-Cola Amatil Ltd.	13,396	163,330
Cochlear Ltd.	1,277	71,090
Commonwealth Bank of Australia	36,383	2,616,193
Computershare Ltd.	10,113	102,656
Crown Ltd.	9,396	149,816
CSL Ltd.	11,105	729,464
DEXUS Property Group unit	103,424	106,060
Echo Entertainment Group Ltd.	19,421	48,643
Federation Centres unit	35,229	82,576
Flight Centre Ltd.	1,106	54,263
Fortescue Metals Group Ltd.	35,552	175,066
Goodman Group unit	39,532	189,060
Harvey Norman Holdings Ltd.	11,527	35,517
Iluka Resources Ltd.	8,767	85,347
Incitec Pivot Ltd.	34,585	86,950
Insurance Australia Group Ltd.	46,972	274,365
Leighton Holdings Ltd.	3,927	66,475
Lend Lease Group unit	12,420	133,822
Macquarie Group Ltd.	6,995	336,847
Metcash Ltd.	18,394	58,240
Mirvac Group unit	84,905	139,631
National Australia Bank Ltd.	52,888	1,765,044
Newcrest Mining Ltd.	16,913	164,649
Orica Ltd.	8,575	170,765
Origin Energy Ltd.	25,028	346,076
Qantas Airways Ltd. (a)	23,760	27,959
QBE Insurance Group Ltd.	27,270	381,459
Common Stocks - continued
	Shares	Value
Australia - continued
QR National Ltd.	44,933	$ 203,424
Ramsay Health Care Ltd.	3,113	114,159
Rio Tinto Ltd.	9,896	598,512
Santos Ltd.	22,142	317,470
SEEK Ltd.	6,600	81,031
Sonic Healthcare Ltd.	8,818	134,516
SP AusNet unit	38,733	45,761
Stockland Corp. Ltd. unit	52,634	199,486
Suncorp-Metway Ltd.	29,389	371,656
Sydney Airport unit	1,950	7,722
Tabcorp Holdings Ltd.	16,558	56,339
Tatts Group Ltd.	33,915	100,652
Telstra Corp. Ltd.	97,610	477,887
The GPT Group unit	38,655	134,813
Toll Holdings Ltd.	15,656	85,380
Transurban Group unit	31,270	209,839
Treasury Wine Estates Ltd.	16,004	71,093
Wesfarmers Ltd.	22,700	921,917
Westfield Group unit	47,172	482,406
Westfield Retail Trust unit	68,139	199,001
Westpac Banking Corp.	70,104	2,272,014
Whitehaven Coal Ltd.	10,561	16,170
Woodside Petroleum Ltd.	15,013	550,838
Woolworths Ltd.	28,145	928,384
WorleyParsons Ltd.	4,428	92,324
TOTAL AUSTRALIA		23,711,275
Austria - 0.2%
Andritz AG	1,720	105,954
Erste Group Bank AG	5,892	207,796
IMMOFINANZ Immobilien Anlagen AG	20,252	88,678
OMV AG	3,239	154,559
Osterreichische Elektrizitatswirtschafts AG	1,627	38,206
Raiffeisen International Bank-Holding AG	1,003	36,865
Telekom Austria AG	4,418	36,393
Vienna Insurance Group AG	886	46,946
Voestalpine AG	2,621	123,788
TOTAL AUSTRIA		839,185
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	32,660	187,160
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.8%
Experian PLC	22,868	$ 465,665
Glencore Xstrata PLC	240,437	1,310,757
Petrofac Ltd.	5,645	132,419
Randgold Resources Ltd.	1,934	143,429
Shire PLC	12,366	548,314
Wolseley PLC	5,950	320,647
WPP PLC	29,636	629,618
TOTAL BAILIWICK OF JERSEY		3,550,849
Belgium - 0.8%
Ageas	5,338	227,178
Anheuser-Busch InBev SA NV	18,135	1,879,942
Belgacom SA	3,280	89,803
Colruyt NV	1,631	91,226
Delhaize Group SA	2,396	153,019
Groupe Bruxelles Lambert SA	1,899	169,579
KBC Groupe SA	5,215	284,289
Solvay SA Class A	1,315	205,861
Telenet Group Holding NV	1,282	70,409
UCB SA	2,459	161,660
Umicore SA	2,487	118,641
TOTAL BELGIUM		3,451,607
Bermuda - 0.4%
Brilliance China Automotive Holdings Ltd.	66,000	115,434
Cheung Kong Infrastructure Holdings Ltd.	15,000	104,379
China Gas Holdings Ltd.	44,000	49,034
China Resources Gas Group Ltd.	22,000	56,894
Cosco Pacific Ltd.	43,878	63,952
Credicorp Ltd.	1,486	202,988
First Pacific Co. Ltd.	52,852	60,126
GOME Electrical Appliances Holdings Ltd.	268,000	41,481
Haier Electronics Group Co. Ltd.	18,000	38,401
Kerry Properties Ltd.	15,000	65,007
Kunlun Energy Co. Ltd.	74,000	121,027
Li & Fung Ltd.	132,000	186,601
Nine Dragons Paper (Holdings) Ltd.	37,000	30,543
Noble Group Ltd.	94,000	77,942
NWS Holdings Ltd.	27,921	43,576
Orient Overseas International Ltd.	4,500	23,246
Seadrill Ltd.	8,495	393,138
Shangri-La Asia Ltd.	32,000	58,610
Common Stocks - continued
	Shares	Value
Bermuda - continued
Sihuan Pharmaceutical Holdings Group Ltd.	55,000	$ 41,003
Yue Yuen Industrial (Holdings) Ltd.	17,000	46,705
TOTAL BERMUDA		1,820,087
Brazil - 1.2%
All America Latina Logistica SA	10,800	38,664
Anhanguera Educacional Participacoes SA	9,400	56,227
Banco Bradesco SA	13,750	220,410
Banco do Brasil SA	12,600	167,329
Banco Santander SA (Brasil) unit	21,000	143,893
BB Seguridade Participacoes SA	13,200	144,185
BM&F Bovespa SA	41,900	236,228
BR Malls Participacoes SA	9,400	91,054
BR Properties SA	4,400	37,318
Brasil Foods SA	14,900	349,853
CCR SA	19,600	162,998
Centrais Eletricas Brasileiras SA (Electrobras)	4,700	14,896
Cetip SA - Mercados Organizado	3,700	41,027
Cia. Hering SA	3,200	46,496
Cielo SA	8,232	249,878
Companhia de Bebidas das Americas (AmBev)	3,100	115,479
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	7,800	82,659
Companhia de Saneamento de Minas Gerais	900	14,535
Companhia Siderurgica Nacional SA (CSN)	16,900	91,961
Cosan SA Industria e Comercio	2,900	58,150
CPFL Energia SA	4,800	41,011
Cyrela Brazil Realty SA	6,000	44,862
Drogasil SA	4,700	34,366
Duratex SA	5,240	32,677
Ecorodovias Infraestrutura e Logistica SA	3,100	21,034
Embraer SA	13,200	96,340
Energias do Brasil SA	6,400	36,568
Estacio Participacoes SA	5,000	38,613
Fibria Celulose SA (a)	5,900	76,509
Hypermarcas SA	8,400	73,306
JBS SA	18,100	65,041
Kroton Educacional SA	4,300	63,535
Localiza Rent A Car SA	3,380	55,071
Lojas Americanas SA	2,700	16,873
Lojas Renner SA	2,800	84,367
M. Dias Branco SA	700	32,831
Common Stocks - continued
	Shares	Value
Brazil - continued
MPX Mineracao e Energia SA (a)	4,614	$ 9,268
MRV Engenharia e Participacoes SA	6,700	28,921
Multiplan Empreendimentos Imobiliarios SA	2,000	46,951
Multiplus SA	1,000	12,387
Natura Cosmeticos SA	3,900	77,993
Obrascon Huarte Lain Brasil SA	2,400	21,320
Odontoprev SA	7,700	31,828
Petroleo Brasileiro SA - Petrobras (ON)	66,000	575,681
Porto Seguro SA	2,100	26,388
Qualicorp SA (a)	4,000	37,461
Souza Cruz SA	8,800	95,181
Sul America SA unit	3,253	23,814
Terna Participacoes SA unit	2,800	27,185
TIM Participacoes SA	18,800	95,838
Totvs SA	3,100	52,557
Tractebel Energia SA	4,000	68,030
Ultrapar Participacoes SA	7,200	191,876
Vale SA	30,500	486,731
Weg SA	5,200	67,548
TOTAL BRAZIL		5,153,202
Canada - 6.9%
Agnico Eagle Mines Ltd. (Canada)	3,753	111,440
Agrium, Inc.	3,447	294,234
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,194	216,334
AltaGas Ltd.	2,627	97,254
ARC Resources Ltd.	7,227	191,861
ATCO Ltd. Class I (non-vtg.)	1,680	77,970
Athabasca Oil Corp. (a)	7,838	48,863
Bank of Montreal	14,576	1,015,210
Bank of Nova Scotia	26,947	1,638,297
Barrick Gold Corp.	22,808	443,626
Baytex Energy Corp.	2,814	117,456
BCE, Inc.	5,847	254,427
Bell Aliant, Inc.	1,490	37,741
BlackBerry Ltd. (a)	10,421	82,430
Bombardier, Inc. Class B (sub. vtg.)	31,376	142,639
Bonavista Energy Corp.	4,410	50,882
Brookfield Asset Management, Inc. Class A	12,401	490,973
Brookfield Properties Corp.	6,273	117,199
CAE, Inc.	6,422	73,604
Cameco Corp.	8,558	162,435
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Imperial Bank of Commerce	9,048	$ 769,729
Canadian National Railway Co.	9,572	1,051,621
Canadian Natural Resources Ltd.	24,795	786,905
Canadian Oil Sands Ltd.	11,194	218,158
Canadian Pacific Railway Ltd.	3,994	570,916
Canadian Tire Ltd. Class A (non-vtg.)	1,681	156,032
Canadian Utilities Ltd. Class A (non-vtg.)	2,513	92,335
Catamaran Corp. (a)	4,731	221,973
Cenovus Energy, Inc.	16,839	500,333
CGI Group, Inc. Class A (sub. vtg.) (a)	4,469	149,931
CI Financial Corp.	3,411	113,455
Crescent Point Energy Corp.	8,642	335,601
Dollarama, Inc.	1,545	132,799
Eldorado Gold Corp.	15,552	104,858
Empire Co. Ltd. Class A (non-vtg.)	581	42,784
Enbridge, Inc.	17,812	772,169
Encana Corp.	16,944	303,567
Enerplus Corp.	4,821	83,182
Finning International, Inc.	3,816	87,984
First Capital Realty, Inc.	2,971	51,632
First Quantum Minerals Ltd.	13,004	246,697
Fortis, Inc.	4,596	142,951
Franco-Nevada Corp.	3,184	143,252
George Weston Ltd.	1,142	93,034
Gildan Activewear, Inc.	2,489	119,980
Goldcorp, Inc.	18,498	471,210
Great-West Lifeco, Inc.	6,912	213,794
H&R REIT/H&R Finance Trust	3,353	69,462
Husky Energy, Inc.	7,962	226,340
IGM Financial, Inc.	2,207	106,344
Imperial Oil Ltd.	6,730	293,883
Industrial Alliance Insurance and Financial Services, Inc.	2,146	96,242
Intact Financial Corp.	3,101	193,409
Keyera Corp.	1,740	102,966
Kinross Gold Corp.	24,906	126,602
Loblaw Companies Ltd.	2,461	112,564
Magna International, Inc. Class A (sub. vtg.)	5,228	442,799
Manulife Financial Corp.	41,642	737,666
MEG Energy Corp. (a)	3,106	99,407
Metro, Inc. Class A (sub. vtg.)	2,100	131,380
National Bank of Canada	3,693	320,474
New Gold, Inc. (a)	11,383	66,814
Common Stocks - continued
	Shares	Value
Canada - continued
Onex Corp. (sub. vtg.)	1,979	$ 104,563
Open Text Corp.	1,307	96,046
Pacific Rubiales Energy Corp.	6,714	138,897
Pembina Pipeline Corp.	7,107	233,185
Pengrowth Energy Corp.	12,369	79,482
Penn West Petroleum Ltd.	10,513	117,366
Peyto Exploration & Development Corp.	3,212	96,793
Potash Corp. of Saskatchewan, Inc.	19,648	610,555
Power Corp. of Canada (sub. vtg.)	8,192	241,364
Power Financial Corp.	5,766	189,739
RioCan (REIT)	3,596	87,775
Rogers Communications, Inc. Class B (non-vtg.)	8,225	373,286
Royal Bank of Canada	32,601	2,189,346
Saputo, Inc.	2,999	148,390
Shaw Communications, Inc. Class B	8,860	211,930
Shoppers Drug Mart Corp.	4,600	268,769
Silver Wheaton Corp.	8,277	187,823
SNC-Lavalin Group, Inc.	3,346	140,592
Sun Life Financial, Inc.	13,496	454,591
Suncor Energy, Inc.	34,268	1,245,302
Talisman Energy, Inc.	23,659	294,986
Teck Resources Ltd. Class B (sub. vtg.)	13,064	349,576
TELUS Corp. (a)	4,664	162,915
The Toronto-Dominion Bank	20,848	1,912,341
Thomson Reuters Corp.	8,420	316,401
Tim Hortons, Inc.	371	22,164
Tim Hortons, Inc. (Canada)	3,153	188,215
Tourmaline Oil Corp. (a)	3,361	130,327
TransAlta Corp.	6,112	82,244
TransCanada Corp.	16,087	725,007
Turquoise Hill Resources Ltd. (a)	10,365	50,003
Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,041	743,841
Vermilion Energy, Inc.	2,063	113,394
Yamana Gold, Inc.	16,336	162,005
TOTAL CANADA		29,237,322
Cayman Islands - 1.0%
AAC Technology Holdings, Inc.	17,000	75,100
Agile Property Holdings Ltd.	36,000	43,415
Anta Sports Products Ltd.	24,000	34,423
ASM Pacific Technology Ltd.	5,100	49,171
Belle International Holdings Ltd.	103,000	145,340
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Bosideng International Holdings Ltd.	74,000	$ 17,085
Chailease Holding Co. Ltd.	16,000	38,811
China Mengniu Dairy Co. Ltd.	29,000	127,551
China Resources Cement Holdings Ltd.	46,198	30,926
China Resources Land Ltd.	46,000	133,200
China Shanshui Cement Group Ltd.	30,000	10,680
China State Construction International Holdings Ltd.	42,000	70,749
Country Garden Holdings Co. Ltd.	93,638	64,012
Daphne Interl Holdings Ltd.	14,000	7,295
ENN Energy Holdings Ltd.	16,000	94,828
Evergrande Real Estate Group Ltd.	151,000	63,688
GCL-Poly Energy Holdings Ltd. (a)	219,000	67,228
Geely Automobile Holdings Ltd.	110,000	55,475
Golden Eagle Retail Group Ltd. (H Shares)	14,000	21,019
Greentown China Holdings Ltd.	14,000	27,195
Hengan International Group Co. Ltd.	16,500	202,073
Intime Department Store Group Co. Ltd.	27,500	32,739
Kingboard Chemical Holdings Ltd.	13,400	35,259
Lee & Man Paper Manufacturing Ltd.	47,000	33,706
Longfor Properties Co. Ltd.	32,500	52,986
MGM China Holdings Ltd.	20,400	70,254
MStar Semiconductor, Inc.	5,000	51,554
Parkson Retail Group Ltd.	12,000	4,117
Sands China Ltd.	54,800	389,460
Shenzhou International Group Holdings Ltd.	11,000	37,882
Shimao Property Holdings Ltd.	31,500	79,309
Shui On Land Ltd.	57,503	20,026
Sino Biopharmaceutical Ltd.	60,000	42,332
SOHO China Ltd.	51,500	45,103
Tencent Holdings Ltd.	23,100	1,260,921
Tingyi (Cayman Islands) Holding Corp.	44,000	124,287
TPK Holding Co. Ltd.	6,295	44,162
Uni-President China Holdings Ltd.	22,000	21,991
Want Want China Holdings Ltd.	131,000	201,409
Wynn Macau Ltd.	36,000	138,140
Yingde Gases Group Co. Ltd.	23,500	24,127
Zhen Ding Technology Holding Ltd.	5,302	12,429
Zhongsheng Group Holdings Ltd. Class H	16,000	25,631
TOTAL CAYMAN ISLANDS		4,127,088
Chile - 0.3%
AES Gener SA	46,834	28,114
Common Stocks - continued
	Shares	Value
Chile - continued
Aguas Andinas SA	43,124	$ 29,212
Banco de Chile	458,754	69,926
Banco de Credito e Inversiones	847	49,522
Banco Santander Chile	1,478,114	90,837
CAP SA	1,867	38,776
Cencosud SA	24,993	101,968
Colbun SA	149,464	37,056
Compania Cervecerias Unidas SA	3,798	50,937
Compania de Petroleos de Chile SA (COPEC)	10,161	148,770
CorpBanca SA	3,511,313	39,483
E-CL SA	11,997	18,715
Empresa Nacional de Electricidad SA	78,568	119,788
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,171	48,798
Empresas CMPC SA	28,694	85,368
Enersis SA	439,860	147,685
LATAM Airlines Group SA	6,006	99,484
S.A.C.I. Falabella	15,923	158,468
Vina Concha y Toro SA	7,049	12,935
TOTAL CHILE		1,375,842
China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	498,000	239,590
Air China Ltd. (H Shares)	50,000	34,116
Aluminum Corp. of China Ltd. (H Shares) (a)	102,000	37,718
Anhui Conch Cement Co. Ltd. (H Shares)	27,500	95,947
AviChina Industry & Technology Co. Ltd. (H Shares)	44,000	20,885
Bank Communications Co. Ltd. (H Shares)	192,000	140,415
Bank of China Ltd. (H Shares)	1,720,000	805,314
BBMG Corp. (H Shares)	24,000	17,211
Beijing Capital International Airport Co. Ltd. (H Shares)	38,000	26,810
BYD Co. Ltd. (H Shares) (a)	12,000	59,435
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	37,000	34,122
China BlueChemical Ltd. (H Shares)	40,000	25,693
China CITIC Bank Corp. Ltd. (H Shares)	186,000	104,360
China Coal Energy Co. Ltd. (H Shares)	95,000	58,326
China Communications Construction Co. Ltd. (H Shares)	101,000	82,462
China Communications Services Corp. Ltd. (H Shares)	48,000	29,408
China Construction Bank Corp. (H Shares)	1,644,000	1,276,523
China Cosco Holdings Co. Ltd. (H Shares) (a)	72,000	34,175
China International Marine Containers (Group) Ltd. (H Shares)	8,000	14,962
China Life Insurance Co. Ltd. (H Shares)	173,000	456,682
Common Stocks - continued
	Shares	Value
China - continued
China Longyuan Power Grid Corp. Ltd. (H Shares)	65,000	$ 74,700
China Merchants Bank Co. Ltd. (H Shares)	100,751	200,125
China Minsheng Banking Corp. Ltd. (H Shares)	115,000	131,865
China National Building Materials Co. Ltd. (H Shares)	70,000	68,438
China Oilfield Services Ltd. (H Shares)	34,000	95,163
China Pacific Insurance Group Co. Ltd. (H Shares)	58,200	210,190
China Petroleum & Chemical Corp. (H Shares)	582,000	471,133
China Railway Construction Corp. Ltd. (H Shares)	48,500	53,173
China Railway Group Ltd. (H Shares)	93,000	52,540
China Shenhua Energy Co. Ltd. (H Shares)	74,500	226,777
China Shipping Container Lines Co. Ltd. (H Shares) (a)	85,000	21,050
China Southern Airlines Ltd. (H Shares)	26,000	9,591
China Telecom Corp. Ltd. (H Shares)	308,000	160,885
China Vanke Co. Ltd. (B Shares)	32,600	55,209
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	55,000	27,738
CITIC Securities Co. Ltd. (H Shares)	21,000	43,988
CSR Corp. Ltd. (H Shares)	51,000	42,495
Datang International Power Generation Co. Ltd. (H Shares)	68,000	31,136
Dongfeng Motor Group Co. Ltd. (H Shares)	60,000	84,819
Great Wall Motor Co. Ltd. (H Shares)	22,500	132,191
Guangzhou Automobile Group Co. Ltd. (H Shares)	52,000	61,705
Guangzhou R&F Properties Co. Ltd. (H Shares)	18,000	31,575
Haitong Securities Co. Ltd. (H Shares) (a)	24,000	36,404
Huaneng Power International, Inc. (H Shares)	74,000	77,242
Industrial & Commercial Bank of China Ltd. (H Shares)	1,679,000	1,175,928
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	25,000	49,000
Jiangsu Expressway Co. Ltd. (H Shares)	22,000	27,695
Jiangxi Copper Co. Ltd. (H Shares)	34,000	65,342
New China Life Insurance Co. Ltd. (H Shares) (a)	14,300	40,301
People's Insurance Co. of China Group (H Shares)	96,000	45,319
PetroChina Co. Ltd. (H Shares)	480,000	546,615
PICC Property & Casualty Co. Ltd. (H Shares)	70,601	108,183
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	41,500	326,786
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	44,000	41,316
Shanghai Electric Group Co. Ltd. (H Shares)	82,000	28,980
Shanghai Pharma Holding Co. Ltd. (H Shares)	17,300	35,658
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	81,000	21,418
Sinopharm Group Co. Ltd. (H Shares)	24,400	66,091
Tsingtao Brewery Co. Ltd. (H Shares)	8,000	65,523
Weichai Power Co. Ltd. (H Shares)	12,400	49,661
Wumart Stores, Inc. (H Shares)	9,000	15,021
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	3,600	11,469
Common Stocks - continued
	Shares	Value
China - continued
Yanzhou Coal Mining Co. Ltd. (H Shares)	38,000	$ 39,320
Zhaojin Mining Industry Co. Ltd. (H Shares)	15,000	12,150
Zhejiang Expressway Co. Ltd. (H Shares)	28,000	25,786
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	10,000	35,857
Zijin Mining Group Co. Ltd. (H Shares)	110,000	25,397
ZTE Corp. (H Shares) (a)	12,400	27,030
TOTAL CHINA		8,880,132
Colombia - 0.2%
Almacenes Exito SA	4,821	80,760
BanColombia SA	4,492	61,955
Cementos Argos SA	8,466	44,693
Cemex Latam Holdings SA	3,504	26,812
Corp. Financiera Colombiana SA	1,891	39,352
Corp. Financiera Colombiana SA (RFD) (a)	48	969
Ecopetrol SA	115,820	275,419
Grupo de Inversiones Suramerica SA	5,753	114,005
Interconexion Electrica SA ESP	8,032	39,728
Inversiones Argos SA	5,982	69,356
Isagen SA	15,857	25,306
TOTAL COLOMBIA		778,355
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	3,665	105,494
Komercni Banka A/S	344	85,405
Telefonica Czech Rep A/S	2,853	46,540
TOTAL CZECH REPUBLIC		237,439
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	12	108,439
Series B	30	290,265
Carlsberg A/S Series B	2,423	241,936
Coloplast A/S Series B	2,576	167,974
Danske Bank A/S (a)	14,888	347,723
DSV de Sammensluttede Vognmaend A/S	3,868	113,155
Novo Nordisk A/S Series B	8,997	1,498,474
Novozymes A/S Series B	5,034	197,209
TDC A/S	16,878	152,396
Tryg A/S	491	44,870
William Demant Holding A/S (a)	510	50,459
TOTAL DENMARK		3,212,900
Common Stocks - continued
	Shares	Value
Egypt - 0.0%
Commercial International Bank SAE	8,423	$ 52,091
Commercial International Bank SAE sponsored GDR	4,500	26,010
Global Telecom Holding GDR (a)	4,000	13,520
Orascom Telecom Holding SAE (a)	35,582	24,382
Talaat Moustafa Group Holding (a)	22,198	17,885
Telecom Egypt SAE	7,964	15,724
TOTAL EGYPT		149,612
Finland - 0.6%
Elisa Corp. (A Shares)	3,071	76,847
Fortum Corp.	10,291	229,151
Kesko Oyj	1,329	44,173
Kone Oyj (B Shares)	3,545	312,619
Metso Corp.	2,922	115,053
Neste Oil Oyj	2,879	57,110
Nokia Corp. (a)	85,055	646,485
Nokian Tyres PLC	2,517	127,369
Orion Oyj (B Shares)	2,192	58,899
Pohjola Bank PLC (A Shares)	3,088	56,266
Sampo Oyj (A Shares)	9,481	449,133
Stora Enso Oyj (R Shares)	11,976	111,384
UPM-Kymmene Corp.	12,147	193,128
Wartsila Corp.	4,031	178,806
TOTAL FINLAND		2,656,423
France - 6.5%
Accor SA	3,457	154,964
Aeroports de Paris	661	70,631
Air Liquide SA	6,303	858,357
Air Liquide SA (a)	745	101,456
Alstom SA	4,929	183,370
Arkema SA	1,401	159,063
Atos Origin SA	1,343	114,659
AXA SA	40,631	1,015,068
BIC SA	709	88,611
BNP Paribas SA	22,452	1,662,608
Bouygues SA	4,269	166,874
Bureau Veritas SA	4,919	148,536
Cap Gemini SA	3,384	222,610
Carrefour SA	13,760	504,058
Casino Guichard Perrachon SA	1,261	141,952
Christian Dior SA	1,260	239,507
Common Stocks - continued
	Shares	Value
France - continued
CNP Assurances	3,845	$ 67,867
Compagnie de St. Gobain	9,052	476,190
Compagnie Generale de Geophysique SA (a)	3,373	74,214
Credit Agricole SA (a)	22,844	275,953
Danone SA	12,973	962,082
Dassault Systemes SA	1,384	168,201
Edenred SA	4,461	151,574
EDF SA	4,801	168,440
EDF SA (a)	648	22,735
Essilor International SA	4,556	489,305
Eurazeo SA	658	49,789
Eutelsat Communications	3,224	102,190
Fonciere des Regions	652	55,921
France Telecom SA	42,139	579,246
GDF Suez (d)	30,128	750,221
Gecina SA	478	63,959
Groupe Eurotunnel SA	12,833	124,442
ICADE	868	79,987
Iliad SA	512	117,066
Imerys SA	730	58,647
JCDecaux SA	1,381	55,483
Kering SA	1,702	386,728
Klepierre SA	2,106	94,590
L'Oreal SA	4,868	833,792
L'Oreal SA	597	102,254
Lafarge SA	449	31,079
Lafarge SA (Bearer)	3,710	256,799
Lagardere S.C.A. (Reg.)	2,601	94,609
Legrand SA	6,040	343,040
LVMH Moet Hennessy - Louis Vuitton SA	5,761	1,109,159
Michelin CGDE Series B	4,154	434,400
Natixis SA	20,243	109,170
Pernod Ricard SA	4,820	579,175
Publicis Groupe SA	3,952	329,623
Remy Cointreau SA	597	58,913
Renault SA	4,358	381,710
Rexel SA	5,054	126,605
Safran SA	5,554	354,990
Sanofi SA	26,946	2,873,070
Schneider Electric SA	11,965	1,008,032
SCOR SE	3,357	118,667
Societe Generale Series A	15,906	903,160
Common Stocks - continued
	Shares	Value
France - continued
Sodexo SA	1,020	$ 99,007
Sodexo SA	1,068	103,666
Suez Environnement SA	6,109	106,626
Technip SA	2,325	243,545
Thales SA	1,956	120,040
Total SA	48,314	2,964,208
Unibail-Rodamco	2,187	573,094
Vallourec SA	2,371	141,083
Veolia Environnement SA	7,972	136,765
VINCI SA	10,475	671,939
Vivendi SA	26,977	684,761
Wendel SA	725	101,193
Zodiac Aerospace	792	126,890
TOTAL FRANCE		27,328,218
Germany - 5.7%
adidas AG	4,733	540,317
Allianz SE	10,259	1,725,823
Axel Springer Verlag AG	771	46,495
BASF AG	20,735	2,157,360
Bayer AG	18,650	2,317,979
Bayerische Motoren Werke AG (BMW)	7,502	850,925
Beiersdorf AG	2,211	211,070
Brenntag AG	1,165	197,406
Celesio AG	1,885	58,699
Commerzbank AG (a)	21,359	274,603
Continental AG	2,478	454,040
Daimler AG (Germany)	21,718	1,782,231
Deutsche Bank AG	23,068	1,114,857
Deutsche Boerse AG	4,291	323,058
Deutsche Lufthansa AG (a)	5,369	103,988
Deutsche Post AG	20,466	692,609
Deutsche Telekom AG	63,356	997,851
E.ON AG	40,813	745,593
Fraport AG Frankfurt Airport Services Worldwide	755	58,503
Fresenius Medical Care AG & Co. KGaA	4,733	312,786
Fresenius SE & Co. KGaA	2,831	367,966
GEA Group AG	4,186	182,158
Hannover Reuck SE	1,416	113,605
HeidelbergCement Finance AG	3,224	254,151
Henkel AG & Co. KGaA	3,036	280,676
Common Stocks - continued
	Shares	Value
Germany - continued
Hochtief AG	651	$ 59,053
Hugo Boss AG	746	97,277
Infineon Technologies AG	24,888	240,901
K&S AG	3,912	99,803
Kabel Deutschland Holding AG	628	78,957
Lanxess AG	1,949	137,182
Linde AG	4,164	791,231
MAN SE	737	88,809
Merck KGaA	1,482	246,694
Metro AG	2,995	140,435
Muenchener Rueckversicherungs AG	4,040	844,189
OSRAM Licht AG (a)	1,775	91,978
ProSiebenSat.1 Media AG	3,946	187,947
RWE AG	10,971	405,019
SAP AG	20,840	1,630,777
Siemens AG	17,913	2,289,144
Suedzucker AG (Bearer)	1,636	52,711
Telefonica Deutschland Holding AG	6,240	49,216
Thyssenkrupp AG (a)	8,694	222,216
United Internet AG	2,301	90,914
Volkswagen AG	675	165,425
TOTAL GERMANY		24,174,627
Greece - 0.0%
Greek Organization of Football Prognostics SA	4,959	61,608
Hellenic Telecommunications Organization SA (a)	6,109	77,056
TOTAL GREECE		138,664
Hong Kong - 2.6%
AIA Group Ltd.	273,200	1,386,614
Bank of East Asia Ltd.	29,607	128,120
Beijing Enterprises Holdings Ltd.	11,500	94,412
BOC Hong Kong (Holdings) Ltd.	85,500	279,008
Cathay Pacific Airways Ltd.	25,000	49,594
Cheung Kong Holdings Ltd.	31,000	484,612
China Agri-Industries Holdings Ltd.	41,609	19,535
China Everbright International Ltd.	43,000	42,872
China Everbright Ltd.	14,000	20,730
China Insurance International Holdings Co. Ltd. (a)	16,200	25,283
China Merchant Holdings International Co. Ltd.	26,493	93,971
China Mobile Ltd.	136,500	1,418,460
China Overseas Grand Oceans Group Ltd.	11,000	13,110
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Overseas Land and Investment Ltd.	90,000	$ 278,602
China Resources Enterprise Ltd.	28,000	99,136
China Resources Power Holdings Co. Ltd.	42,000	109,970
China Unicom Ltd.	110,000	172,097
CITIC Pacific Ltd.	36,000	51,263
CLP Holdings Ltd.	39,500	317,916
CNOOC Ltd.	408,000	829,860
Dah Chong Hong Holdings Ltd.	27,000	22,915
Far East Horizon Ltd.	31,000	22,671
Fosun International Ltd.	31,000	29,788
Franshion Properties China Ltd.	70,000	24,287
Fushan International Energy Group Ltd.	62,000	20,872
Galaxy Entertainment Group Ltd. (a)	47,000	350,697
Guangdong Investment Ltd.	62,000	53,339
Hang Lung Properties Ltd.	52,000	171,366
Hang Seng Bank Ltd.	17,600	292,841
Henderson Land Development Co. Ltd.	25,568	151,535
HKT Trust / HKT Ltd. unit	49,000	45,442
Hong Kong & China Gas Co. Ltd.	132,620	309,954
Hong Kong Exchanges and Clearing Ltd.	25,243	406,988
Hopewell Holdings Ltd.	12,500	42,081
Hutchison Whampoa Ltd.	48,000	598,065
Hysan Development Co. Ltd.	14,020	65,552
Lenovo Group Ltd.	138,000	147,736
Link (REIT)	53,047	267,527
MTR Corp. Ltd.	31,000	120,154
New World Development Co. Ltd.	88,604	122,740
New World Development Co. Ltd. rights (a)	1,107	0
PCCW Ltd.	106,000	47,852
Poly Property Group Co., Ltd.	57,000	34,922
Power Assets Holdings Ltd.	32,000	266,632
Shanghai Industrial Holdings Ltd.	12,000	39,701
Sino Land Ltd.	64,600	90,655
Sino-Ocean Land Holdings Ltd.	65,933	41,841
SJM Holdings Ltd.	43,000	138,933
Sun Art Retail Group Ltd.	51,000	83,542
Sun Hung Kai Properties Ltd.	36,333	476,130
Swire Pacific Ltd. (A Shares)	15,000	173,255
Swire Properties Ltd.	25,400	68,799
Wharf Holdings Ltd.	34,000	286,367
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Wheelock and Co. Ltd.	22,000	$ 112,369
Yuexiu Property Co. Ltd.	102,000	28,417
TOTAL HONG KONG		11,071,130
Hungary - 0.0%
Magyar Telekom PLC	8,429	11,576
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	965	66,041
OTP Bank PLC	4,715	97,886
TOTAL HUNGARY		175,503
India - 1.3%
ACC Ltd.	699	12,873
Adani Enterprises Ltd. (a)	5,076	17,104
Aditya Birla Nuvo Ltd. (a)	756	15,063
Ambuja Cements Ltd.	14,289	43,673
Apollo Hospitals Enterprise Ltd.	2,172	32,033
Asian Paints India Ltd.	6,801	59,535
Bajaj Auto Ltd.	1,703	58,861
Bank of Baroda	1,438	15,002
Bank of India	1,387	4,724
Bharat Heavy Electricals Ltd.	15,085	34,540
Bharat Petroleum Corp. Ltd.	2,882	16,815
Bharti Airtel Ltd.	14,171	84,418
Cairn India Ltd.	11,395	58,469
Canara Bank Ltd. (a)	1,035	4,337
Cipla Ltd.	8,341	55,928
Coal India Ltd.	12,588	58,820
Dabur India Ltd.	8,093	23,462
Divi's Laboratories Ltd.	789	12,451
DLF Ltd.	11,476	28,241
Dr. Reddy's Laboratories Ltd.	2,392	95,088
GAIL India Ltd.	7,791	44,705
GlaxoSmithKline Consumer Healthcare Ltd.	200	15,140
Godrej Consumer Products Ltd.	2,150	30,406
HCL Technologies Ltd.	4,801	85,336
HDFC Bank Ltd.	34,493	383,055
Hero Motocorp Ltd. (a)	1,900	64,082
Hindalco Industries Ltd.	25,861	48,282
Hindustan Unilever Ltd.	14,896	147,415
Housing Development Finance Corp. Ltd.	32,536	451,446
ICICI Bank Ltd.	7,038	127,204
Idea Cellular Ltd.	15,383	43,123
Common Stocks - continued
	Shares	Value
India - continued
Infosys Ltd.	10,437	$ 556,219
ITC Ltd.	49,314	268,080
Jaiprakash Associates Ltd.	20,985	16,226
Jindal Steel & Power Ltd. (a)	7,028	27,354
JSW Steel Ltd. (a)	1,442	20,158
Kotak Mahindra Bank Ltd.	7,164	87,475
Larsen & Toubro Ltd.	7,285	115,108
LIC Housing Finance Ltd. (a)	7,810	28,459
Lupin Ltd.	1,772	26,310
Mahindra & Mahindra Financial Services Ltd.	4,719	21,629
Mahindra & Mahindra Ltd.	7,005	100,925
Mundra Port and SEZ Ltd.	5,684	13,420
NTPC Ltd.	25,534	61,780
Oil & Natural Gas Corp. Ltd.	17,637	84,058
Oil India Ltd.	1,877	14,433
Piramal Enterprises Ltd.	1,061	9,677
Power Finance Corp. Ltd.	2,492	5,435
Power Grid Corp. of India Ltd.	23,276	38,262
Ranbaxy Laboratories Ltd. (a)	2,322	14,737
Reliance Capital Ltd.	1,117	6,708
Reliance Communication Ltd. (a)	13,695	32,646
Reliance Industries Ltd.	28,770	427,040
Reliance Infrastructure Ltd. (a)	2,459	17,230
Reliance Power Ltd. (a)	12,443	14,770
Rural Electrification Corp. Ltd.	4,073	12,839
Sesa Sterlite Ltd.	24,664	80,847
Shriram Transport Finance Co. Ltd.	3,683	36,538
Siemens India Ltd.	750	7,085
State Bank of India	3,157	92,048
Sun Pharmaceutical Industries Ltd.	13,906	137,381
Tata Consultancy Services Ltd.	10,396	356,304
Tata Motors Ltd.	17,125	106,206
Tata Power Co. Ltd.	24,991	33,315
Tata Steel Ltd.	5,982	32,510
Titan Industries Ltd.	3,831	16,611
Ultratech Cemco Ltd.	1,011	32,268
Unitech Ltd. (a)	18,169	5,145
United Breweries Ltd. (a)	1,205	18,091
United Spirits Ltd.	1,983	82,834
Wipro Ltd.	13,805	107,173
Common Stocks - continued
	Shares	Value
India - continued
Wockhardt Ltd. (a)	449	$ 3,239
Zee Entertainment Enterprises Ltd. (a)	7,288	31,465
TOTAL INDIA		5,371,669
Indonesia - 0.5%
PT Adaro Energy Tbk	312,000	28,231
PT Astra Agro Lestari Tbk	10,500	17,325
PT Astra International Tbk	447,500	263,993
PT Bank Central Asia Tbk	273,000	253,079
PT Bank Danamon Indonesia Tbk Series A	98,500	37,574
PT Bank Mandiri (Persero) Tbk	208,000	158,686
PT Bank Negara Indonesia (Persero) Tbk	169,500	72,175
PT Bank Rakyat Indonesia Tbk	247,000	173,102
PT Bumi Resources Tbk (a)	176,500	7,124
PT Bumi Serpong Damai Tbk	223,500	31,128
PT Charoen Pokphand Indonesia Tbk	176,500	61,064
PT Global Mediacom Tbk	128,000	21,688
PT Gudang Garam Tbk	12,500	40,918
PT Indo Tambangraya Megah Tbk	8,500	22,546
PT Indocement Tunggal Prakarsa Tbk	35,500	65,819
PT Indofood Sukses Makmur Tbk	102,000	60,173
PT Indofood Sukses Makmur Tbk	33,500	33,284
PT Indosat Tbk	20,000	7,807
PT Jasa Marga Tbk	39,500	18,396
PT Kalbe Farma Tbk	522,500	60,257
PT Lippo Karawaci Tbk (a)	367,500	36,839
PT Matahari Department Store Tbk (a)	28,000	30,552
PT Media Nusantara Citra Tbk	67,500	14,970
PT Perusahaan Gas Negara Tbk Series B	248,500	112,428
PT Semen Gresik (Persero) Tbk	69,000	87,837
PT Tambang Batubbara Bukit Asam Tbk	13,500	14,551
PT Telkomunikasi Indonesia Tbk Series B	1,006,000	209,722
PT Unilever Indonesia Tbk	34,500	91,816
PT United Tractors Tbk	39,500	61,321
PT XL Axiata Tbk	57,000	22,628
TOTAL INDONESIA		2,117,033
Ireland - 0.3%
Bank of Ireland (a)	481,598	176,017
CRH PLC	16,606	404,083
Elan Corp. PLC (a)	11,230	186,528
James Hardie Industries PLC CDI	10,514	108,615
Common Stocks - continued
	Shares	Value
Ireland - continued
Kerry Group PLC Class A	3,286	$ 210,430
Ryanair Holdings PLC	827	6,847
Ryanair Holdings PLC sponsored ADR	570	28,620
TOTAL IRELAND		1,121,140
Isle of Man - 0.0%
Genting Singapore PLC	136,000	166,962
Israel - 0.3%
Bank Hapoalim BM (Reg.)	24,633	132,098
Bank Leumi le-Israel BM (a)	29,419	112,295
Bezeq The Israeli Telecommunication Corp. Ltd.	39,273	68,394
Delek Group Ltd.	90	31,138
Israel Chemicals Ltd.	10,804	89,404
Israel Corp. Ltd. (Class A) (a)	61	30,775
Mizrahi Tefahot Bank Ltd.	2,598	30,502
NICE Systems Ltd.	1,030	40,387
NICE Systems Ltd. sponsored ADR	265	10,383
Teva Pharmaceutical Industries Ltd.	14,196	527,501
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,038	186,859
TOTAL ISRAEL		1,259,736
Italy - 1.5%
Assicurazioni Generali SpA	26,462	618,694
Atlantia SpA	7,607	166,804
Banca Monte dei Paschi di Siena SpA (a)(d)	164,042	51,896
Enel Green Power SpA	39,537	96,197
Enel SpA	149,306	658,841
ENI SpA	57,477	1,459,166
EXOR SpA	2,417	95,792
Fiat SpA (a)	19,255	151,371
Finmeccanica SpA (a)	9,478	69,556
Intesa Sanpaolo SpA	263,865	655,979
Luxottica Group SpA	3,908	211,702
Mediobanca SpA	12,164	111,068
Pirelli & C SpA	5,212	73,455
Prysmian SpA	4,791	117,090
Saipem SpA	5,937	139,132
Snam Rete Gas SpA	46,702	240,703
Telecom Italia SpA	237,239	231,438
Terna SpA	32,699	162,049
Common Stocks - continued
	Shares	Value
Italy - continued
UniCredit SpA	98,494	$ 740,865
Unione di Banche Italiane ScpA	18,286	126,622
TOTAL ITALY		6,178,420
Japan - 14.6%
ABC-MART, Inc.	500	25,005
ACOM Co. Ltd. (a)	7,400	28,976
Advantest Corp.	2,800	33,510
AEON Co. Ltd.	13,400	182,862
AEON Financial Service Co. Ltd.	1,300	39,923
AEON Mall Co. Ltd.	2,570	72,991
Air Water, Inc.	3,000	42,883
Aisin Seiki Co. Ltd.	4,200	170,623
Ajinomoto Co., Inc.	14,000	195,902
Alfresa Holdings Corp.	900	49,191
All Nippon Airways Ltd.	26,000	54,321
Amada Co. Ltd.	9,000	77,423
Aozora Bank Ltd.	25,000	72,676
Asahi Glass Co. Ltd.	24,000	148,225
Asahi Group Holdings	8,900	240,696
Asahi Kasei Corp.	29,000	220,707
Asics Corp.	3,400	59,944
Astellas Pharma, Inc.	9,900	551,889
Bank of Kyoto Ltd.	7,000	61,679
Bank of Yokohama Ltd.	26,000	143,371
Benesse Holdings, Inc.	1,700	63,362
Bridgestone Corp.	14,900	510,813
Brother Industries Ltd.	5,300	60,220
Calbee, Inc.	1,400	36,735
Canon, Inc.	25,800	814,163
Casio Computer Co. Ltd.	4,200	40,200
Central Japan Railway Co.	3,300	427,916
Chiba Bank Ltd.	17,000	121,191
Chiyoda Corp.	3,000	38,044
Chubu Electric Power Co., Inc.	14,100	208,723
Chugai Pharmaceutical Co. Ltd.	4,800	112,783
Chugoku Electric Power Co., Inc.	7,000	107,301
Citizen Holdings Co. Ltd.	4,900	34,960
Coca-Cola West Co. Ltd.	1,200	24,340
Cosmo Oil Co. Ltd. (a)	14,000	24,651
Credit Saison Co. Ltd.	3,400	93,059
Dai Nippon Printing Co. Ltd.	13,000	136,578
Common Stocks - continued
	Shares	Value
Japan - continued
Dai-ichi Mutual Life Insurance Co.	19,700	$ 281,233
Daicel Chemical Industries Ltd.	6,000	50,573
Daido Steel Co. Ltd.	7,000	40,253
Daihatsu Motor Co. Ltd.	4,600	89,315
Daiichi Sankyo Kabushiki Kaisha	15,500	287,384
Daikin Industries Ltd.	5,300	304,927
Dainippon Sumitomo Pharma Co. Ltd.	4,100	55,170
Daito Trust Construction Co. Ltd.	1,600	163,366
Daiwa House Industry Co. Ltd.	13,000	260,439
Daiwa Securities Group, Inc.	38,000	347,084
DeNA Co. Ltd.	2,300	50,117
DENSO Corp.	10,900	523,946
Dentsu, Inc.	5,000	188,911
Don Quijote Co. Ltd.	1,300	86,536
East Japan Railway Co.	7,700	668,904
Eisai Co. Ltd.	5,900	231,764
Electric Power Development Co. Ltd.	2,500	79,895
FamilyMart Co. Ltd.	1,200	53,756
Fanuc Corp.	4,400	705,794
Fast Retailing Co. Ltd.	1,200	403,934
Fuji Electric Co. Ltd.	11,000	49,312
Fuji Heavy Industries Ltd.	13,400	366,377
Fujifilm Holdings Corp.	10,800	264,209
Fujitsu Ltd.	43,000	184,737
Fukuoka Financial Group, Inc.	18,000	81,188
Furukawa Electric Co. Ltd.	12,000	27,813
GREE, Inc. (a)(d)	1,900	16,341
GungHo Online Entertainment, Inc. (a)(d)	70	44,173
Gunma Bank Ltd.	9,000	52,075
Hakuhodo DY Holdings, Inc.	5,100	39,444
Hamamatsu Photonics K.K.	1,500	56,129
Hankyu Hanshin Holdings, Inc.	27,000	151,439
Hino Motors Ltd.	6,000	84,777
Hirose Electric Co. Ltd.	700	106,800
Hiroshima Bank Ltd.	10,000	42,559
Hisamitsu Pharmaceutical Co., Inc.	1,300	70,344
Hitachi Chemical Co. Ltd.	2,300	35,286
Hitachi Construction Machinery Co. Ltd.	2,400	50,828
Hitachi High-Technologies Corp.	1,200	27,600
Hitachi Ltd.	110,000	769,462
Hitachi Metals Ltd.	5,000	67,328
Hokkaido Electric Power Co., Inc. (a)	3,600	46,376
Common Stocks - continued
	Shares	Value
Japan - continued
Hokuhoku Financial Group, Inc.	25,000	$ 51,549
Hokuriku Electric Power Co., Inc.	3,600	51,276
Honda Motor Co. Ltd.	37,000	1,477,518
Hoya Corp.	9,600	230,202
Hulic Co. Ltd.	6,400	101,839
Ibiden Co. Ltd.	2,200	38,138
Idemitsu Kosan Co. Ltd.	500	41,857
INPEX Corp.	19,800	228,729
Isetan Mitsukoshi Holdings Ltd.	8,000	121,242
Ishikawajima-Harima Heavy Industries Co. Ltd.	28,000	118,561
Isuzu Motors Ltd.	26,000	161,917
Itochu Corp.	34,400	413,631
ITOCHU Techno-Solutions Corp.	500	19,615
Iyo Bank Ltd.	6,000	62,650
J Front Retailing Co. Ltd.	10,000	77,814
Japan Airlines Co. Ltd.	1,300	75,988
Japan Exchange Group, Inc.	5,800	134,839
Japan Petroleum Exploration Co. Ltd.	700	28,500
Japan Prime Realty Investment Corp.	16	53,170
Japan Real Estate Investment Corp.	13	148,524
Japan Retail Fund Investment Corp.	53	107,342
Japan Steel Works Ltd.	6,000	33,519
Japan Tobacco, Inc.	25,100	908,211
JFE Holdings, Inc.	11,000	250,082
JGC Corp.	5,000	191,319
Joyo Bank Ltd.	15,000	77,912
JSR Corp.	4,200	80,002
JTEKT Corp.	4,200	53,921
JX Holdings, Inc.	52,300	258,606
Kajima Corp.	18,000	76,397
Kamigumi Co. Ltd.	5,000	43,492
Kaneka Corp.	7,000	44,419
Kansai Electric Power Co., Inc. (a)	16,100	203,778
Kansai Paint Co. Ltd.	5,000	67,184
Kao Corp.	12,100	402,973
Kawasaki Heavy Industries Ltd.	31,000	121,133
KDDI Corp.	12,200	660,709
Keihin Electric Express Railway Co. Ltd.	10,000	94,131
Keio Corp.	13,000	90,070
Keisei Electric Railway Co.	6,000	61,963
Keyence Corp.	1,010	432,876
Kikkoman Corp.	4,000	72,902
Common Stocks - continued
	Shares	Value
Japan - continued
Kinden Corp.	3,000	$ 32,948
Kintetsu Corp.	42,000	154,567
Kirin Holdings Co. Ltd.	20,000	292,310
Kobe Steel Ltd. (a)	59,000	104,216
Koito Manufacturing Co. Ltd.	2,000	36,407
Komatsu Ltd.	21,400	469,524
Konami Corp.	2,000	48,335
Konica Minolta, Inc.	10,000	82,810
Kubota Corp.	24,000	353,422
Kuraray Co. Ltd.	7,800	91,582
Kurita Water Industries Ltd.	2,700	58,925
Kyocera Corp.	7,300	379,093
Kyowa Hakko Kirin Co., Ltd.	5,000	55,225
Kyushu Electric Power Co., Inc. (a)	10,000	140,798
Lawson, Inc.	1,400	112,271
LIXIL Group Corp.	6,200	145,531
M3, Inc.	15	41,079
Mabuchi Motor Co. Ltd.	500	26,584
Makita Corp.	2,600	131,480
Marubeni Corp.	38,000	297,519
Marui Group Co. Ltd.	4,600	44,034
Maruichi Steel Tube Ltd.	1,000	24,420
Mazda Motor Corp. (a)	61,000	274,592
McDonald's Holdings Co. (Japan) Ltd.	1,300	35,921
Medipal Holdings Corp.	2,600	35,058
Meiji Holdings Co. Ltd.	1,300	72,672
Miraca Holdings, Inc.	1,300	58,575
Mitsubishi Chemical Holdings Corp.	30,000	140,437
Mitsubishi Corp.	32,100	649,417
Mitsubishi Electric Corp.	44,000	483,647
Mitsubishi Estate Co. Ltd.	28,000	800,229
Mitsubishi Gas Chemical Co., Inc.	8,000	65,381
Mitsubishi Heavy Industries Ltd.	69,000	438,513
Mitsubishi Logistics Corp.	3,000	41,691
Mitsubishi Materials Corp.	27,000	105,635
Mitsubishi Motors Corp. of Japan (a)(d)	9,500	106,753
Mitsubishi Tanabe Pharma Corp.	4,800	67,698
Mitsubishi UFJ Financial Group, Inc.	288,700	1,838,519
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,400	70,119
Mitsui & Co. Ltd.	39,000	557,151
Mitsui Chemicals, Inc.	17,000	45,191
Mitsui Fudosan Co. Ltd.	19,000	629,392
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui OSK Lines Ltd.	24,000	$ 101,588
Mizuho Financial Group, Inc.	521,400	1,094,452
MS&AD Insurance Group Holdings, Inc.	11,200	289,602
Murata Manufacturing Co. Ltd.	4,500	361,214
Nabtesco Corp.	2,500	61,019
Namco Bandai Holdings, Inc.	4,100	77,287
NEC Corp.	55,000	123,540
Nexon Co. Ltd.	2,800	32,725
NGK Insulators Ltd.	6,000	100,920
NGK Spark Plug Co. Ltd.	4,000	91,352
NHK Spring Co. Ltd.	3,300	34,544
Nidec Corp.	2,400	233,885
Nikon Corp.	8,000	147,890
Nintendo Co. Ltd.	2,400	269,889
Nippon Building Fund, Inc.	15	185,564
Nippon Electric Glass Co. Ltd.	7,000	36,006
Nippon Express Co. Ltd.	19,000	95,409
Nippon Meat Packers, Inc.	4,000	58,565
Nippon Prologis REIT, Inc.	6	59,917
Nippon Steel & Sumitomo Metal Corp.	173,700	573,306
Nippon Telegraph & Telephone Corp.	10,000	519,803
Nippon Yusen KK	39,000	119,164
Nishi-Nippon City Bank Ltd.	14,000	37,825
Nissan Motor Co. Ltd.	56,700	569,340
Nisshin Seifun Group, Inc.	4,450	48,244
Nissin Food Holdings Co. Ltd.	1,200	51,365
Nitori Holdings Co. Ltd.	750	70,354
Nitto Denko Corp.	3,700	194,032
NKSJ Holdings, Inc.	7,750	200,610
NOK Corp.	2,000	30,917
Nomura Holdings, Inc.	83,000	613,124
Nomura Real Estate Holdings, Inc.	3,000	75,904
Nomura Real Estate Office Fund, Inc.	7	34,580
Nomura Research Institute Ltd.	2,100	70,481
NSK Ltd.	10,000	106,823
NTT Data Corp.	2,700	89,761
NTT DoCoMo, Inc.	35,100	556,863
NTT Urban Development Co.	2,700	34,466
Obayashi Corp.	15,000	96,107
Odakyu Electric Railway Co. Ltd.	14,000	135,111
Oji Holdings Corp.	19,000	86,831
Olympus Corp. (a)	5,500	175,953
Common Stocks - continued
	Shares	Value
Japan - continued
Omron Corp.	4,800	$ 183,174
Ono Pharmaceutical Co. Ltd.	1,800	136,098
Oracle Corp. Japan	900	35,535
Oriental Land Co. Ltd.	1,100	176,140
ORIX Corp.	28,400	491,919
Osaka Gas Co. Ltd.	41,000	172,695
Otsuka Corp.	400	51,881
Otsuka Holdings Co. Ltd.	8,400	239,249
Panasonic Corp.	50,300	515,543
Park24 Co. Ltd.	2,100	41,002
Rakuten, Inc.	15,900	207,171
Resona Holdings, Inc.	43,900	228,356
Ricoh Co. Ltd.	15,000	158,412
Rinnai Corp.	700	54,180
ROHM Co. Ltd.	2,200	90,305
Sankyo Co. Ltd. (Gunma)	1,200	57,071
Sanrio Co. Ltd.	1,000	54,952
Santen Pharmaceutical Co. Ltd.	1,800	91,378
SBI Holdings, Inc. Japan	4,730	57,242
Secom Co. Ltd.	4,900	295,188
Sega Sammy Holdings, Inc.	4,200	107,669
Sekisui Chemical Co. Ltd.	9,000	104,567
Sekisui House Ltd.	12,000	172,246
Seven & i Holdings Co., Ltd.	17,200	636,549
Seven Bank Ltd.	12,500	44,241
Sharp Corp. (a)	33,000	97,617
Shikoku Electric Power Co., Inc. (a)	4,300	76,751
Shimadzu Corp.	5,000	48,962
Shimamura Co. Ltd.	500	56,210
SHIMANO, Inc.	1,900	166,296
SHIMIZU Corp.	12,000	61,541
Shin-Etsu Chemical Co., Ltd.	9,200	520,187
Shinsei Bank Ltd.	38,000	88,970
Shionogi & Co. Ltd.	6,500	143,836
Shiseido Co. Ltd.	8,500	145,410
Shizuoka Bank Ltd.	13,000	146,268
Showa Denko K.K.	35,000	47,458
Showa Shell Sekiyu K.K.	3,500	37,628
SMC Corp.	1,200	279,382
SoftBank Corp.	21,700	1,620,532
Sojitz Corp.	27,200	52,817
Sony Corp.	23,100	402,972
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Financial Holdings, Inc.	3,800	$ 70,956
Stanley Electric Co. Ltd.	3,100	72,109
Sumco Corp.	1,900	17,265
Sumitomo Chemical Co. Ltd.	33,000	120,859
Sumitomo Corp.	25,800	335,743
Sumitomo Electric Industries Ltd.	17,300	259,229
Sumitomo Heavy Industries Ltd.	12,000	53,111
Sumitomo Metal Mining Co. Ltd.	12,000	166,207
Sumitomo Mitsui Financial Group, Inc.	28,900	1,396,907
Sumitomo Mitsui Trust Holdings, Inc.	76,000	375,371
Sumitomo Realty & Development Co. Ltd.	8,000	378,532
Sumitomo Rubber Industries Ltd.	3,800	52,902
Suntory Beverage & Food Ltd.	2,700	88,890
Suzuken Co. Ltd.	1,500	54,165
Suzuki Motor Corp.	8,100	203,678
Sysmex Corp.	1,700	112,613
T&D Holdings, Inc.	13,600	163,278
Taiheiyo Cement Corp.	26,000	110,272
Taisei Corp.	23,000	117,996
Taisho Pharmaceutical Holdings Co. Ltd.	800	56,172
Taiyo Nippon Sanso Corp.	5,000	34,287
Takashimaya Co. Ltd.	6,000	57,246
Takeda Pharmaceutical Co. Ltd.	17,900	853,017
TDK Corp.	2,900	123,250
Teijin Ltd.	23,000	51,646
Terumo Corp.	3,600	174,351
The Chugoku Bank Ltd.	3,500	50,318
The Hachijuni Bank Ltd.	9,000	55,598
The Suruga Bank Ltd.	4,000	63,453
THK Co. Ltd.	2,500	54,571
Tobu Railway Co. Ltd.	22,000	114,045
Toho Co. Ltd.	2,300	49,284
Toho Gas Co. Ltd.	9,000	46,930
Tohoku Electric Power Co., Inc. (a)	10,200	123,463
Tokio Marine Holdings, Inc.	15,500	508,159
Tokyo Electric Power Co., Inc. (a)	31,900	170,247
Tokyo Electron Ltd.	3,900	214,003
Tokyo Gas Co. Ltd.	56,000	303,857
Tokyo Tatemono Co. Ltd.	9,000	84,492
Tokyu Corp.	25,000	170,252
Tokyu Fudosan Holdings Corp. (a)	12,000	118,514
TonenGeneral Sekiyu K.K.	6,000	55,737
Common Stocks - continued
	Shares	Value
Japan - continued
Toppan Printing Co. Ltd.	12,000	$ 94,780
Toray Industries, Inc.	35,000	218,706
Toshiba Corp.	92,000	391,025
Toto Ltd.	7,000	98,996
Toyo Seikan Group Holdings Ltd.	3,600	74,819
Toyo Suisan Kaisha Ltd.	2,000	63,606
Toyoda Gosei Co. Ltd.	1,500	37,507
Toyota Boshoku Corp.	1,500	20,091
Toyota Industries Corp.	3,900	172,029
Toyota Motor Corp.	62,500	4,052,387
Toyota Tsusho Corp.	4,700	130,552
Trend Micro, Inc.	2,300	85,547
Tsumura & Co.	1,300	40,859
Ube Industries Ltd.	27,000	55,887
Unicharm Corp.	2,500	160,572
United Urban Investment Corp.	55	83,943
USS Co. Ltd.	5,100	74,687
West Japan Railway Co.	3,800	170,392
Yahoo! Japan Corp.	33,300	155,368
Yakult Honsha Co. Ltd.	1,900	96,508
Yamada Denki Co. Ltd.	20,500	57,502
Yamaguchi Financial Group, Inc.	5,000	47,118
Yamaha Corp.	3,300	49,271
Yamaha Motor Co. Ltd.	6,600	101,102
Yamato Holdings Co. Ltd.	8,600	184,951
Yamato Kogyo Co. Ltd.	900	33,358
Yamazaki Baking Co. Ltd.	2,000	20,362
Yaskawa Electric Corp.	5,000	64,754
Yokogawa Electric Corp.	4,400	57,503
Yokohama Rubber Co. Ltd.	5,000	48,908
TOTAL JAPAN		61,413,902
Korea (South) - 3.2%
AMOREPACIFIC Corp.	76	62,302
AMOREPACIFIC Group, Inc.	60	21,173
BS Financial Group, Inc.	3,810	61,210
Celltrion, Inc.	1,439	62,440
Cheil Industries, Inc.	1,093	92,690
Cheil Worldwide, Inc. (a)	1,830	45,091
CJ CheilJedang Corp.	195	47,313
CJ Corp.	359	37,548
Coway Co. Ltd.	1,272	72,632
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Daelim Industrial Co.	569	$ 52,757
Daewoo Engineering & Construction Co. Ltd. (a)	1,470	11,898
Daewoo International Corp.	1,170	43,161
Daewoo Securities Co. Ltd.	3,472	32,421
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,100	66,189
DGB Financial Group Co. Ltd.	3,130	50,138
Dongbu Insurance Co. Ltd.	1,047	46,812
Doosan Co. Ltd.	194	25,957
Doosan Heavy Industries & Construction Co. Ltd.	961	39,254
Doosan Infracore Co. Ltd. (a)	1,910	27,356
E-Mart Co. Ltd.	477	114,162
GS Engineering & Construction Corp.	709	23,917
GS Holdings Corp.	1,221	67,304
Halla Visteon Climate Control	810	30,300
Hana Financial Group, Inc.	6,031	232,425
Hanjin Kal Corp. (a)	310	4,104
Hankook Tire Co. Ltd.	1,630	95,685
Hanwha Chemical Corp.	1,720	37,762
Hanwha Corp.	1,170	44,263
Hanwha Life Insurance Co. Ltd.	5,650	37,799
Hite Jinro Co. Ltd.	360	8,837
Hyosung Corp.	658	44,392
Hyundai Department Store Co. Ltd.	342	54,461
Hyundai Engineering & Construction Co. Ltd.	1,806	103,635
Hyundai Fire & Marine Insurance Co. Ltd.	1,720	49,188
Hyundai Glovis Co. Ltd.	297	65,905
Hyundai Heavy Industries Co. Ltd.	915	218,559
Hyundai Hysco Co. Ltd.	660	26,182
Hyundai Industrial Development & Construction Co.	990	22,015
Hyundai Merchant Marine Co. Ltd. (a)	1,176	15,236
Hyundai Mipo Dockyard Co. Ltd.	206	32,804
Hyundai Mobis	1,563	441,088
Hyundai Motor Co.	3,498	833,893
Hyundai Securities Co. Ltd.	1,300	8,244
Hyundai Steel Co.	1,247	102,812
Hyundai Wia Corp.	379	65,352
Industrial Bank of Korea	3,850	44,439
Kangwon Land, Inc.	2,400	65,920
KB Financial Group, Inc.	8,870	349,157
KCC Corp.	102	40,895
Kia Motors Corp.	6,050	351,731
Korea Aerospace Industries Ltd.	780	20,579
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Korea Electric Power Corp. (a)	5,680	$ 151,614
Korea Gas Corp.	683	41,124
Korea Investment Holdings Co. Ltd.	1,040	40,521
Korea Zinc Co. Ltd.	214	62,509
Korean Air Lines Co. Ltd. (a)	642	20,598
KT Corp.	730	24,116
KT&G Corp.	2,559	186,871
Kumho Petro Chemical Co. Ltd.	262	25,675
LG Chemical Ltd.	1,031	290,955
LG Corp.	2,101	124,126
LG Display Co. Ltd. (a)	5,140	120,251
LG Electronics, Inc.	2,358	151,085
LG Household & Health Care Ltd.	204	105,914
LG Innotek Co. Ltd. (a)	220	17,765
LG Telecom Ltd. (a)	5,200	59,532
Lotte Chemical Corp.	394	80,747
Lotte Confectionery Co. Ltd.	14	23,996
Lotte Shopping Co. Ltd.	249	94,435
LS Cable Ltd.	496	37,062
LS Industrial Systems Ltd.	293	18,359
Mirae Asset Securities Co. Ltd.	480	16,192
NCSOFT Corp.	364	70,483
NHN Corp.	639	359,455
NHN Entertainment Corp. (a)	345	36,896
Oci Co. Ltd.	340	61,511
Orion Corp.	89	86,796
POSCO	1,492	445,201
S-Oil Corp.	1,052	76,822
S1 Corp.	358	21,353
Samsung C&T Corp.	2,730	162,059
Samsung Card Co. Ltd.	960	35,550
Samsung Electro-Mechanics Co. Ltd.	1,311	100,677
Samsung Electronics Co. Ltd.	2,507	3,460,683
Samsung Engineering Co. Ltd.	722	50,819
Samsung Fire & Marine Insurance Co. Ltd.	779	182,037
Samsung Heavy Industries Co. Ltd.	3,540	129,921
Samsung Life Insurance Co. Ltd.	1,337	131,649
Samsung SDI Co. Ltd.	756	126,085
Samsung Securities Co. Ltd.	1,387	61,490
Samsung Techwin Co. Ltd.	881	48,064
Shinhan Financial Group Co. Ltd.	9,810	427,538
Shinsegae Co. Ltd.	181	45,622
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK C&C Co. Ltd.	461	$ 49,737
SK Energy Co. Ltd.	1,314	184,481
SK Holdings Co. Ltd.	563	102,120
SK Hynix, Inc. (a)	11,900	358,251
SK Networks Co. Ltd.	2,860	17,948
SK Telecom Co. Ltd.	187	40,731
Woori Finance Holdings Co. Ltd.	8,050	95,573
Woori Investment & Securities Co. Ltd.	2,241	23,650
Yuhan Corp.	163	28,721
TOTAL KOREA (SOUTH)		13,266,757
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	22,747	358,280
Kernel Holding SA (a)	1,180	15,894
Millicom International Cellular SA (depository receipt)	1,560	143,841
SES SA (France) (depositary receipt)	6,872	200,045
Subsea 7 SA	6,191	130,932
Tenaris SA	10,783	252,990
TOTAL LUXEMBOURG		1,101,982
Malaysia - 0.8%
AirAsia Bhd	27,000	22,924
AMMB Holdings Bhd	39,700	92,946
Astro Malaysia Holdings Bhd	32,500	29,859
Axiata Group Bhd	56,000	121,882
Berjaya Sports Toto Bhd	15,773	20,338
British American Tobacco (Malaysia) Bhd	3,000	60,352
Bumi Armada Bhd	17,100	21,453
Bumiputra-Commerce Holdings Bhd	108,409	256,555
DiGi.com Bhd	76,300	120,862
Felda Global Ventures Holdings Bhd	31,200	44,381
Gamuda Bhd	33,700	51,994
Genting Bhd	45,000	149,406
Genting Malaysia Bhd	69,600	95,255
Genting Plantations Bhd	5,000	17,234
Hong Leong Bank Bhd	12,900	58,360
Hong Leong Credit Bhd	3,600	17,244
IHH Healthcare Bhd (a)	58,400	76,411
IJM Corp. Bhd	27,500	50,531
IOI Corp. Bhd	63,400	109,265
Kuala Lumpur Kepong Bhd	10,600	77,573
Lafarge Malaysia Bhd	7,500	23,689
Common Stocks - continued
	Shares	Value
Malaysia - continued
Malayan Banking Bhd	101,544	$ 313,977
Malaysia Airports Holdings Bhd	13,180	35,116
Malaysian Plantations Bhd	26,800	44,065
Maxis Bhd	48,500	110,475
MISC Bhd (a)	28,800	46,624
MMC Corp. Bhd	17,700	15,028
Parkson Holdings Bhd	16,700	19,893
Petronas Chemicals Group Bhd	60,900	137,177
Petronas Dagangan Bhd	5,000	48,471
Petronas Gas Bhd	13,700	106,423
PPB Group Bhd	11,000	51,228
Public Bank Bhd (For. Reg.)	23,000	133,344
RHB Capital Bhd	13,195	32,982
SapuraKencana Petroleum Bhd (a)	80,500	102,012
Sime Darby Bhd	62,200	187,792
Telekom Malaysia Bhd	26,300	43,660
Tenaga Nasional Bhd	63,000	188,212
UEM Land Holdings Bhd	41,700	30,913
UMW Holdings Bhd	12,000	48,661
YTL Corp. Bhd	122,126	63,839
YTL Power International Bhd	48,000	28,893
TOTAL MALAYSIA		3,307,299
Mauritius - 0.0%
Golden Agri-Resources Ltd.	145,000	70,037
Mexico - 1.1%
Alfa SA de CV Series A	62,700	171,945
America Movil S.A.B. de CV Series L	832,000	892,755
CEMEX SA de CV unit	250,639	266,636
Coca-Cola FEMSA S.A.B. de CV Series L	9,600	117,005
Compartamos S.A.B. de CV	21,800	42,473
Controladora Commercial Mexicana S.A.B. de CV unit	7,600	31,158
El Puerto de Liverpool S.A.B. de CV Class C	4,800	51,840
Embotelladoras Arca S.A.B. de CV	6,300	37,398
Fibra Uno Administracion SA de CV	30,900	96,106
Fomento Economico Mexicano S.A.B. de CV unit	44,800	419,080
Genomma Lab Internacional SA de CV (a)	15,600	41,573
Grupo Aeroportuario del Pacifico SA de CV Series B	8,200	42,662
Grupo Aeroportuario del Sureste SA de CV Series B	5,100	60,959
Grupo Bimbo S.A.B. de CV Series A	36,800	123,623
Grupo Carso SA de CV Series A1	13,300	71,550
Grupo Comercial Chedraui S.A.B. de CV	9,800	30,646
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Banorte S.A.B. de CV Series O	56,100	$ 358,084
Grupo Financiero Inbursa S.A.B. de CV Series O	51,800	133,438
Grupo Financiero Santander Mexico S.A.B. de CV	41,700	116,721
Grupo Mexico SA de CV Series B	85,224	269,182
Grupo Televisa SA de CV	56,900	347,577
Industrias CH SA de CV (a)	3,700	18,234
Industrias Penoles SA de CV	3,140	91,873
Kimberly-Clark de Mexico SA de CV Series A	34,800	105,809
Mexichem S.A.B. de CV	23,621	98,650
Minera Frisco S.A.B. de CV (a)	12,200	31,194
OHL Mexico S.A.B. de CV (a)	17,600	45,230
Wal-Mart de Mexico SA de CV Series V	122,400	318,213
TOTAL MEXICO		4,431,614
Morocco - 0.0%
Attijariwafa Bank	329	13,224
Douja Promotion Groupe Addoha SA	1,252	8,910
Maroc Telecom SA	1,264	15,147
TOTAL MOROCCO		37,281
Netherlands - 2.2%
AEGON NV	40,293	320,607
Akzo Nobel NV	5,443	395,821
ASML Holding NV (Netherlands)	8,079	764,983
CNH Industrial NV (a)	20,873	246,844
Corio NV	1,427	62,262
Delta Lloyd NV	4,086	86,878
European Aeronautic Defence and Space Co. (EADS) NV	13,185	906,017
Fugro NV (Certificaten Van Aandelen)	1,702	106,497
Gemalto NV	1,832	205,434
Heineken Holding NV	2,233	142,179
Heineken NV (Bearer)	5,246	362,548
ING Groep NV (Certificaten Van Aandelen) (a)	86,833	1,103,450
Koninklijke Ahold NV	22,566	429,559
Koninklijke Boskalis Westminster NV	1,633	78,644
Koninklijke KPN NV (a)	72,745	232,503
Koninklijke Philips Electronics NV	21,719	767,565
OCI NV (a)	1,999	76,865
QIAGEN NV (a)	5,571	128,135
Randstad Holding NV	2,868	177,003
Reed Elsevier NV	15,027	302,677
Royal DSM NV	3,471	262,924
Common Stocks - continued
	Shares	Value
Netherlands - continued
STMicroelectronics NV	14,903	$ 114,634
TNT Express NV	8,705	80,371
Unilever NV (Certificaten Van Aandelen) (Bearer)	36,822	1,459,826
Vopak NV	1,616	99,493
Wolters Kluwer NV	6,758	183,330
Ziggo NV	3,399	145,857
TOTAL NETHERLANDS		9,242,906
New Zealand - 0.1%
Auckland International Airport Ltd.	25,441	72,079
Contact Energy Ltd.	6,868	29,783
Fletcher Building Ltd.	16,097	132,828
Sky City Entertainment Group Ltd.	11,789	37,880
Telecom Corp. of New Zealand Ltd.	44,868	87,093
TOTAL NEW ZEALAND		359,663
Norway - 0.5%
Aker Solutions ASA	3,548	49,051
DNB ASA	22,102	391,692
Gjensidige Forsikring ASA	4,122	76,928
Norsk Hydro ASA	22,816	101,949
Orkla ASA	17,229	139,643
Statoil ASA	25,446	602,083
Telenor ASA	15,775	378,936
Yara International ASA	4,269	184,298
TOTAL NORWAY		1,924,580
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	4,426	64,177
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	43,940	51,703
Aboitiz Power Corp.	30,700	24,154
Alliance Global Group, Inc.	50,100	30,548
Ayala Corp.	3,470	48,419
Ayala Land, Inc.	135,000	91,999
Bank of the Philippine Islands (BPI)	13,510	31,262
BDO Unibank, Inc.	33,393	62,590
DMCI Holdings, Inc.	17,150	20,557
Globe Telecom, Inc.	835	33,620
International Container Terminal Services, Inc.	18,640	44,858
Jollibee Food Corp.	7,670	31,486
Metro Pacific Investments Corp.	259,600	29,315
Common Stocks - continued
	Shares	Value
Philippines - continued
Metropolitan Bank & Trust Co.	2,145	$ 4,418
Philippine Long Distance Telephone Co.	955	63,365
PNOC Energy Development Corp.	187,400	25,151
SM Investments Corp.	4,992	98,881
SM Prime Holdings, Inc.	141,300	62,713
Universal Robina Corp.	16,890	49,832
TOTAL PHILIPPINES		804,871
Poland - 0.4%
Alior Bank SA	1,069	27,069
Bank Handlowy w Warszawie SA	887	34,209
Bank Millennium SA (a)	9,440	23,475
Bank Polska Kasa Opieki SA	2,861	179,257
Bank Zachodni WBK SA	584	71,096
BRE Bank SA	348	57,617
Cyfrowy Polsat SA (a)	4,461	32,440
ENEA SA	2,114	9,951
Eurocash SA	1,682	25,855
Grupa Lotos SA (a)	1,256	15,372
Jastrzebska Spolka Weglowa SA	739	15,990
KGHM Polska Miedz SA (Bearer)	3,164	127,932
Polish Oil & Gas Co. SA	38,877	71,561
Polska Grupa Energetyczna SA	16,911	98,819
Polski Koncern Naftowy Orlen SA	7,116	100,491
Powszechna Kasa Oszczednosci Bank SA	20,214	268,068
Powszechny Zaklad Ubezpieczen SA	1,236	188,107
Synthos SA	12,788	21,671
Tauron Polska Energia SA	25,470	41,591
Telekomunikacja Polska SA	12,999	42,115
Zaklady Azotowe w Tarnowie-Moscicach SA	1,110	29,368
TOTAL POLAND		1,482,054
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	37,580	49,647
Energias de Portugal SA	44,142	162,540
Galp Energia SGPS SA Class B	8,003	135,609
Jeronimo Martins SGPS SA	6,012	111,096
Portugal Telecom SGPS SA (Reg.) (d)	13,958	62,916
TOTAL PORTUGAL		521,808
Russia - 1.2%
Federal Grid Co. of Unified Energy System (a)	3,696,897	11,300
Gazprom OAO sponsored ADR (Reg. S)	134,199	1,256,103
Common Stocks - continued
	Shares	Value
Russia - continued
Inter Rao Ues JSC (a)	23,700,000	$ 6,930
LSR Group OJSC GDR (Reg. S)	2,758	11,322
LUKOIL Oil Co. sponsored ADR (United Kingdom)	11,587	760,107
Magnit OJSC GDR (Reg. S)	5,964	383,187
Megafon OJSC GDR	2,028	73,616
Mobile TeleSystems OJSC sponsored ADR	11,660	265,848
Norilsk Nickel OJSC ADR	11,607	175,730
NOVATEK OAO GDR (Reg. S)	2,027	284,794
Rosneft Oil Co. OJSC GDR (Reg. S)	27,182	214,602
Rostelecom sponsored ADR	3,569	77,733
RusHydro JSC sponsored ADR	28,511	48,013
Sberbank (Savings Bank of the Russian Federation)	1,860	5,962
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	60,389	771,168
Severstal GDR (Reg. S)	4,024	35,130
Sistema JSFC sponsored GDR	2,854	76,487
Surgutneftegas sponsored ADR	24,941	220,478
Tatneft OAO sponsored ADR	5,166	212,374
TMK OAO GDR (Reg. S)	1,349	17,429
Uralkali OJSC GDR (Reg. S)	5,849	156,227
VTB Bank OJSC sponsored GDR (Reg. S)	35,493	98,635
TOTAL RUSSIA		5,163,175
Singapore - 1.0%
Ascendas Real Estate Investment Trust	47,000	89,672
CapitaCommercial Trust (REIT)	42,000	49,871
CapitaLand Ltd.	57,000	143,165
CapitaMall Trust	56,000	91,064
CapitaMalls Asia Ltd.	27,000	43,906
City Developments Ltd.	9,000	74,626
ComfortDelgro Corp. Ltd.	43,000	66,636
DBS Group Holdings Ltd.	39,127	527,279
Global Logistic Properties Ltd.	67,000	166,664
Hutchison Port Holdings Trust	111,000	81,030
Jardine Cycle & Carriage Ltd.	3,000	88,512
Keppel Corp. Ltd.	32,000	279,504
Keppel Land Ltd.	19,000	56,746
Olam International Ltd.	38,000	47,110
Oversea-Chinese Banking Corp. Ltd.	59,000	493,962
SembCorp Industries Ltd.	24,000	102,785
SembCorp Marine Ltd.	21,000	76,075
Singapore Airlines Ltd.	13,000	109,153
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Exchange Ltd.	19,000	$ 112,269
Singapore Press Holdings Ltd.	34,000	116,326
Singapore Technologies Engineering Ltd.	33,000	112,108
Singapore Telecommunications Ltd.	183,000	556,867
StarHub Ltd.	13,000	46,571
United Overseas Bank Ltd.	29,000	486,524
UOL Group Ltd.	12,000	63,661
Wilmar International Ltd.	46,000	128,127
Yangzijiang Shipbuilding Holdings Ltd.	43,000	40,847
TOTAL SINGAPORE		4,251,060
South Africa - 1.5%
African Bank Investments Ltd.	17,259	29,227
African Rainbow Minerals Ltd.	2,763	52,919
Anglo American Platinum Ltd. (a)	1,644	66,510
AngloGold Ashanti Ltd.	8,568	129,500
Aspen Pharmacare Holdings Ltd.	6,489	180,648
Assore Ltd.	706	28,834
Barclays Africa Group Ltd.	7,364	113,694
Barloworld Ltd.	5,558	49,829
Bidvest Group Ltd.	6,394	170,513
Discovery Holdings Ltd.	7,239	61,294
Exxaro Resources Ltd.	3,416	52,403
FirstRand Ltd.	68,146	244,379
Foschini Ltd.	3,987	45,916
Gold Fields Ltd.	16,620	76,941
Growthpoint Properties Ltd.	39,658	100,738
Harmony Gold Mining Co. Ltd.	7,060	24,361
Impala Platinum Holdings Ltd.	11,968	145,446
Imperial Holdings Ltd.	4,131	87,774
Investec Ltd.	6,596	46,795
Kumba Iron Ore Ltd.	1,865	78,070
Liberty Holdings Ltd.	2,349	29,015
Life Healthcare Group Holdings Ltd.	22,510	91,935
Massmart Holdings Ltd.	2,821	45,243
Mediclinic International Ltd.	8,462	63,768
MMI Holdings Ltd.	26,718	65,606
Mr Price Group Ltd.	5,193	81,821
MTN Group Ltd.	38,424	763,753
Nampak Ltd.	11,617	38,420
Naspers Ltd. Class N	8,950	837,161
Nedbank Group Ltd.	4,491	97,526
Common Stocks - continued
	Shares	Value
South Africa - continued
Netcare Ltd.	20,021	$ 49,700
Northam Platinum Ltd. (a)	5,335	21,895
Pick 'n Pay Stores Ltd.	5,278	24,942
Pretoria Portland Cement Co. Ltd.	9,758	30,862
Rand Merchant Insurance Holdings Ltd.	12,728	35,856
Redefine Properties Ltd. unit	65,823	67,536
Remgro Ltd.	10,596	215,746
Reunert Ltd.	4,944	34,721
RMB Holdings Ltd.	15,916	79,796
Sanlam Ltd.	39,194	210,362
Sappi Ltd. (a)	14,597	42,982
Sasol Ltd.	12,523	639,898
Shoprite Holdings Ltd.	10,091	184,757
Spar Group Ltd.	4,204	53,813
Standard Bank Group Ltd.	28,106	357,024
Steinhoff International Holdings Ltd.	28,428	109,903
Tiger Brands Ltd.	3,747	109,804
Truworths International Ltd.	10,383	99,292
Vodacom Group Ltd.	8,496	97,327
Woolworths Holdings Ltd.	16,543	124,418
TOTAL SOUTH AFRICA		6,490,673
Spain - 2.3%
Abertis Infraestructuras SA	8,526	182,904
ACS Actividades de Construccion y Servicios SA	3,244	106,480
Amadeus IT Holding SA Class A	8,664	321,733
Banco Bilbao Vizcaya Argentaria SA	126,874	1,482,768
Banco de Sabadell SA	75,196	192,964
Banco Popular Espanol SA (a)	28,258	160,836
Banco Santander SA:
(Spain)	252,209	2,235,901
rights (a)	244,880	53,027
Bankia SA (a)	90,318	135,137
Cintra Concesiones de Infrastructuras de Transporte SA	8,836	168,499
Criteria CaixaCorp SA	28,473	148,026
Distribuidora Internacional de Alimentacion SA	13,574	124,090
Enagas SA	4,482	119,822
Gas Natural SDG SA	8,151	192,234
Grifols SA	3,298	135,254
Grupo Acciona SA	678	43,018
Iberdrola SA	107,495	675,463
Inditex SA	4,932	810,267
Common Stocks - continued
	Shares	Value
Spain - continued
International Consolidated Airlines Group SA (a)	16,499	$ 91,846
International Consolidated Airlines Group SA CDI (a)	3,400	18,966
MAPFRE SA (Reg.)	17,308	69,654
Red Electrica Corporacion SA	2,504	156,085
Repsol YPF SA	19,554	525,148
Telefonica SA	92,365	1,625,562
Zardoya Otis SA	3,496	60,900
TOTAL SPAIN		9,836,584
Sweden - 2.2%
Alfa Laval AB	7,270	166,042
ASSA ABLOY AB (B Shares)	7,604	377,498
Atlas Copco AB:
(A Shares)	15,148	420,307
(B Shares)	8,897	221,462
Boliden AB	5,720	81,474
Electrolux AB (B Shares)	5,333	131,678
Elekta AB (B Shares)	8,109	119,632
Getinge AB (B Shares)	4,404	139,663
H&M Hennes & Mauritz AB (B Shares)	21,420	925,548
Hexagon AB (B Shares)	5,163	155,048
Husqvarna AB (B Shares)	10,038	59,050
Industrivarden AB (C Shares)	3,110	55,432
Investment AB Kinnevik (B Shares)	5,074	186,985
Investor AB (B Shares)	10,157	326,338
Lundin Petroleum AB (a)	4,984	102,910
Nordea Bank AB	64,044	820,310
Ratos AB (B Shares)	4,683	40,578
Sandvik AB	23,755	321,496
Scania AB (B Shares)	6,982	140,070
Securitas AB (B Shares)	6,536	74,639
Skandinaviska Enskilda Banken AB (A Shares)	34,282	415,296
Skanska AB (B Shares)	8,950	172,507
SKF AB (B Shares)	9,056	239,954
Svenska Cellulosa AB (SCA) (B Shares)	13,277	376,998
Svenska Handelsbanken AB (A Shares)	11,429	517,828
Swedbank AB (A Shares)	20,669	539,048
Swedish Match Co. AB	4,761	157,082
Tele2 AB (B Shares)	6,745	81,397
Telefonaktiebolaget LM Ericsson (B Shares)	68,944	824,654
Common Stocks - continued
	Shares	Value
Sweden - continued
TeliaSonera AB	53,467	$ 443,080
Volvo AB (B Shares)	33,804	434,284
TOTAL SWEDEN		9,068,288
Switzerland - 6.3%
ABB Ltd. (Reg.)	49,578	1,263,127
Actelion Ltd.	2,475	191,623
Adecco SA (Reg.)	3,006	221,802
Aryzta AG	1,997	149,222
Baloise Holdings AG	1,060	123,366
Banque Cantonale Vaudoise (Bearer)	70	38,960
Barry Callebaut AG	47	49,106
Coca-Cola HBC AG	1,123	32,447
Coca-Cola HBC AG sponsored ADR	3,147	90,822
Compagnie Financiere Richemont SA Series A	11,820	1,212,157
Credit Suisse Group	33,921	1,055,213
Ems-Chemie Holding AG	172	62,698
Geberit AG (Reg.)	856	255,946
Givaudan SA	186	264,030
Holcim Ltd. (Reg.)	5,222	389,053
Julius Baer Group Ltd.	5,168	253,972
Kuehne & Nagel International AG	1,213	153,338
Lindt & Spruengli AG	2	100,601
Lindt & Spruengli AG (participation certificate)	28	118,190
Lonza Group AG	1,189	106,274
Nestle SA	72,841	5,257,937
Novartis AG	51,848	4,024,576
Pargesa Holding SA	608	48,414
Partners Group Holding AG	411	106,493
Roche Holding AG (participation certificate)	15,864	4,391,951
Schindler Holding AG:
(participation certificate)	1,092	154,891
(Reg.)	535	76,062
SGS SA (Reg.)	123	288,200
Sika AG (Bearer)	50	157,657
Sonova Holding AG Class B	1,171	152,417
Sulzer AG (Reg.)	517	80,967
Swatch Group AG (Bearer)	697	445,923
Swatch Group AG (Bearer) (Reg.)	1,009	112,426
Swiss Life Holding AG	705	140,091
Swiss Prime Site AG	1,169	88,640
Swiss Re Ltd.	7,936	697,084
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swisscom AG	538	$ 274,588
Syngenta AG (Switzerland)	2,106	850,017
Transocean Ltd. (Switzerland)	8,199	387,563
UBS AG	82,476	1,595,174
Zurich Insurance Group AG	3,345	924,958
TOTAL SWITZERLAND		26,387,976
Taiwan - 2.3%
Acer, Inc. (a)	49,000	31,962
Advanced Semiconductor Engineering, Inc.	133,916	131,612
Advantech Co. Ltd.	6,000	38,424
Asia Cement Corp.	50,987	69,028
ASUSTeK Computer, Inc.	15,000	114,659
AU Optronics Corp. (a)	199,000	64,969
Catcher Technology Co. Ltd.	15,000	87,141
Cathay Financial Holding Co. Ltd.	182,415	274,537
Chang Hwa Commercial Bank	105,827	63,277
Cheng Shin Rubber Industry Co. Ltd.	38,899	103,607
Cheng Uei Precision Industries Co. Ltd.	8,029	16,803
Chicony Electronics Co. Ltd.	8,150	20,240
China Airlines Ltd. (a)	48,490	17,544
China Development Finance Holding Corp.	298,800	89,026
China Life Insurance Co. Ltd.	50,701	49,607
China Motor Co. Ltd.	11,000	10,501
China Petrochemical Development Corp.	46,750	23,427
China Steel Corp.	257,869	223,834
Chinatrust Financial Holding Co. Ltd.	289,611	195,796
Chunghwa Telecom Co. Ltd.	90,000	288,398
Clevo Co. Ltd.	13,161	27,945
Compal Electronics, Inc.	99,000	77,357
CTCI Corp.	10,000	17,462
Delta Electronics, Inc.	42,000	217,598
E.SUN Financial Holdings Co. Ltd.	107,865	72,008
ECLAT Textile Co. Ltd.	3,000	32,971
Epistar Corp.	21,000	36,457
EVA Airways Corp. (a)	37,400	20,774
Evergreen Marine Corp. (Taiwan) (a)	36,000	21,158
Far Eastern Department Stores Co. Ltd.	19,734	21,185
Far Eastern Textile Ltd.	66,560	76,317
Far EasTone Telecommunications Co. Ltd.	36,000	82,555
Farglory Land Development Co. Ltd.	6,000	10,987
Feng Hsin Iron & Steel Co.	8,000	14,568
Common Stocks - continued
	Shares	Value
Taiwan - continued
First Financial Holding Co. Ltd.	151,802	$ 93,861
Formosa Chemicals & Fibre Corp.	70,590	203,604
Formosa International Hotel Corp.	1,100	13,210
Formosa Petrochemical Corp.	27,000	72,648
Formosa Plastics Corp.	90,480	245,297
Formosa Taffeta Co. Ltd.	17,000	21,109
Foxconn Technology Co. Ltd.	18,060	45,280
Fubon Financial Holding Co. Ltd.	147,398	215,326
Giant Manufacturing Co. Ltd.	7,000	52,438
Hermes Microvision, Inc.	1,000	32,648
Highwealth Construction Corp.	7,400	15,939
HIWIN Technologies Corp.	4,111	32,402
Hon Hai Precision Industry Co. Ltd. (Foxconn)	255,300	646,164
Hotai Motor Co. Ltd.	5,000	59,453
HTC Corp.	16,000	78,546
Hua Nan Financial Holdings Co. Ltd.	119,003	70,347
Innolux Corp. (a)	162,297	64,235
Inventec Corp.	48,280	43,138
Kinsus Interconnect Technology Corp.	5,000	17,836
Largan Precision Co. Ltd.	2,000	67,946
Lee Chang Yung Chemical Industry Corp.	11,216	14,784
LITE-ON Technology Corp.	49,224	85,956
MediaTek, Inc.	27,000	368,745
Mega Financial Holding Co. Ltd.	187,690	161,961
Merida Industry Co. Ltd.	4,000	30,304
Nan Ya Plastics Corp.	104,780	238,500
Nankang Rubber Tire Co. Ltd.	17,469	22,404
Novatek Microelectronics Corp.	13,000	51,452
Pegatron Corp.	40,000	55,580
Phison Electronics Corp.	4,000	28,809
Pou Chen Corp.	41,000	49,866
Powertech Technology, Inc.	16,000	28,809
President Chain Store Corp.	13,000	94,513
Quanta Computer, Inc.	56,000	132,604
Radiant Opto-Electronics Corp.	9,241	34,534
Realtek Semiconductor Corp.	14,090	32,742
Ruentex Development Co. Ltd.	12,703	26,541
Ruentex Industries Ltd.	9,146	23,552
ScinoPharm Taiwan Ltd.	7,080	23,572
Shin Kong Financial Holding Co. Ltd.	127,399	44,147
Siliconware Precision Industries Co. Ltd.	66,000	80,037
SIMPLO Technology Co. Ltd.	7,200	35,346
Common Stocks - continued
	Shares	Value
Taiwan - continued
Sinopac Holdings Co.	144,611	$ 71,237
Standard Foods Corp.	4,876	14,909
Synnex Technology International Corp.	31,000	49,446
Taishin Financial Holdings Co. Ltd.	140,609	70,937
Taiwan Business Bank	98,532	30,194
Taiwan Cement Corp.	73,000	106,022
Taiwan Cooperative Financial Holding Co. Ltd.	130,038	72,894
Taiwan Fertilizer Co. Ltd.	15,000	35,672
Taiwan Glass Industry Corp.	21,225	21,452
Taiwan Mobile Co. Ltd.	36,600	124,963
Taiwan Semiconductor Manufacturing Co. Ltd.	559,000	2,056,346
TECO Electric & Machinery Co. Ltd.	43,000	45,798
Transcend Information, Inc.	4,000	12,611
Tripod Technology Corp.	8,000	15,791
TSRC Corp.	16,200	29,885
U-Ming Marine Transport Corp.	13,000	21,354
Unified-President Enterprises Corp.	96,652	183,880
Unimicron Technology Corp.	29,000	22,906
United Microelectronics Corp.	267,000	113,051
Vanguard International Semiconductor Corp.	10,000	10,803
Walsin Lihwa Corp. (a)	66,000	20,427
Wan Hai Lines Ltd.	17,000	9,154
Wistron Corp.	50,280	47,146
WPG Holding Co. Ltd.	42,000	51,082
Yang Ming Marine Transport Corp. (a)	18,000	7,980
Yuanta Financial Holding Co. Ltd.	192,190	104,469
Yulon Motor Co. Ltd.	21,000	37,027
TOTAL TAIWAN		9,787,355
Thailand - 0.5%
Advanced Info Service PCL	1,700	13,928
Advanced Info Service PCL (For. Reg.)	22,800	186,795
Airports of Thailand PCL (For. Reg.)	10,500	71,518
Bangkok Bank PCL	11,800	78,098
Bangkok Bank PCL (For. Reg.)	19,700	130,384
Bangkok Dusit Medical Service PCL	3,200	13,777
Bangkok Dusit Medical Service PCL (For. Reg.)	5,200	22,387
Bank of Ayudhya PCL	11,400	14,010
Bank of Ayudhya PCL (For. Reg.)	49,700	61,077
Banpu PCL (For. Reg.)	25,500	23,759
BEC World PCL (For. Reg.)	24,100	45,103
C.P. ALL PCL (For. Reg.)	97,100	122,447
Common Stocks - continued
	Shares	Value
Thailand - continued
Central Pattana PCL	9,200	$ 14,188
Central Pattana PCL (For. Reg.)	25,200	38,863
Charoen Pokphand Foods PCL (For. Reg.)	54,500	42,549
Glow Energy PCL (For. Reg.)	9,400	21,971
Home Product Center PCL (For. Reg.)	81,549	30,393
Indorama Ventures PCL (For. Reg.)	25,900	20,803
IRPC PCL (For. Reg.)	160,700	18,484
Kasikornbank PCL	15,500	96,610
Kasikornbank PCL (For. Reg.)	27,900	173,899
Krung Thai Bank PCL (For. Reg.)	86,555	56,452
Minor International PCL (For. Reg.)	39,300	35,039
PTT Exploration and Production PCL (For. Reg.)	30,544	165,355
PTT Global Chemical PCL (For. Reg.)	38,239	96,442
PTT PCL (For. Reg.)	18,800	191,473
Siam Cement PCL	3,000	42,410
Siam Cement PCL (For. Reg.)	6,500	91,888
Siam Commercial Bank PCL (For. Reg.)	38,900	205,592
Thai Oil PCL (For. Reg.)	17,400	35,219
True Corp. PCL (For. Reg.) (a)	104,100	29,600
TOTAL THAILAND		2,190,513
Turkey - 0.4%
Akbank T.A.S.	39,366	154,605
Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,990	63,742
Arcelik A/S	5,615	35,863
Bim Birlesik Magazalar A/S JSC	4,575	96,026
Coca-Cola Icecek A/S	1,582	45,370
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	18,482	26,386
Enka Insaat ve Sanayi A/S	8,225	24,062
Eregli Demir ve Celik Fabrikalari T.A.S.	33,950	47,109
Ford Otomotiv Sanayi A/S	1,426	20,073
Haci Omer Sabanci Holding A/S	18,642	88,529
Koc Holding A/S	13,898	68,228
Koza Altin Isletmeleri A/S	1,096	19,436
TAV Havalimanlari Holding A/S	4,501	32,694
Tofas Turk Otomobil Fabrikasi A/S	1,996	13,248
Tupras Turkiye Petrol Rafinelleri A/S	2,959	67,147
Turk Hava Yollari AO	13,882	54,381
Turk Sise ve Cam Fabrikalari A/S	13,216	19,464
Turk Telekomunikasyon A/S	11,846	40,945
Turkcell Iletisim Hizmet A/S (a)	16,384	101,673
Turkiye Garanti Bankasi A/S	54,067	217,758
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Halk Bankasi A/S	13,689	$ 110,746
Turkiye Is Bankasi A/S Series C	34,428	94,510
Turkiye Vakiflar Bankasi TAO	14,934	35,909
Yapi ve Kredi Bankasi A/S	18,930	43,905
TOTAL TURKEY		1,521,809
United Kingdom - 14.2%
3i Group PLC	21,551	128,924
Aberdeen Asset Management PLC	21,331	151,481
Admiral Group PLC	4,468	91,627
Aggreko PLC	5,817	150,164
AMEC PLC	7,022	132,519
Anglo American PLC (United Kingdom)	31,698	754,745
Antofagasta PLC	9,373	128,495
ARM Holdings PLC	31,683	496,461
Associated British Foods PLC	8,084	293,846
AstraZeneca PLC (United Kingdom)	28,162	1,490,902
Aviva PLC	65,756	472,057
Babcock International Group PLC	8,093	165,448
BAE Systems PLC	74,015	539,618
Barclays PLC	345,548	1,453,881
BG Group PLC	77,012	1,572,531
BHP Billiton PLC	47,813	1,475,437
BP PLC	428,757	3,328,274
British American Tobacco PLC (United Kingdom)	43,233	2,385,263
British Land Co. PLC	20,968	209,117
British Sky Broadcasting Group PLC	23,766	357,248
BT Group PLC	177,919	1,076,523
Bunzl PLC	7,411	163,626
Burberry Group PLC	10,114	248,928
Capita Group PLC	15,019	237,443
Capital Shopping Centres Group PLC	15,290	84,384
Carnival PLC	4,102	145,795
Centrica PLC	117,274	664,523
Cobham PLC	25,337	117,082
Compass Group PLC	41,395	595,363
Croda International PLC	3,174	123,973
Diageo PLC	56,789	1,810,290
Direct Line Insurance Group PLC	20,602	74,325
easyJet PLC	3,842	80,638
Fresnillo PLC	3,958	61,908
G4S PLC (United Kingdom)	33,568	140,747
Common Stocks - continued
	Shares	Value
United Kingdom - continued
GKN PLC	37,942	$ 223,816
GlaxoSmithKline PLC	111,109	2,929,097
Hammerson PLC	16,045	136,093
Hargreaves Lansdown PLC	4,800	91,586
HSBC Holdings PLC (United Kingdom)	420,831	4,612,874
ICAP PLC	13,260	81,898
IMI PLC	7,043	171,537
Imperial Tobacco Group PLC	22,007	821,812
Inmarsat PLC	10,535	121,706
InterContinental Hotel Group PLC	6,161	179,512
Intertek Group PLC	3,687	196,979
Invensys PLC	14,850	119,767
Investec PLC	13,635	95,451
ITV PLC	85,810	262,655
J Sainsbury PLC	28,281	178,889
Johnson Matthey PLC	4,501	216,796
Kingfisher PLC	54,063	327,234
Land Securities Group PLC	17,694	280,443
Legal & General Group PLC	135,796	470,961
Lloyds Banking Group PLC (a)	1,045,453	1,293,016
London Stock Exchange Group PLC	3,869	101,862
Marks & Spencer Group PLC	37,213	300,425
Meggitt PLC	17,329	159,071
Melrose PLC	29,088	149,340
National Grid PLC	82,699	1,039,258
Next PLC	3,685	321,719
Old Mutual PLC	108,778	355,108
Pearson PLC	18,400	384,836
Persimmon PLC	6,797	137,864
Prudential PLC	57,977	1,185,674
Reckitt Benckiser Group PLC	14,624	1,136,765
Reed Elsevier PLC	26,673	373,788
Rexam PLC	18,420	153,432
Rio Tinto PLC	28,800	1,457,285
Rolls-Royce Group PLC	42,647	786,372
Royal & Sun Alliance Insurance Group PLC	79,393	163,452
Royal Bank of Scotland Group PLC (a)	48,119	283,398
Royal Dutch Shell PLC:
Class A (Netherlands)	14,140	471,016
Class A (United Kingdom)	74,495	2,481,044
Class B (United Kingdom)	55,271	1,913,484
SABMiller PLC	21,782	1,136,468
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Sage Group PLC	24,328	$ 131,494
Schroders PLC	2,154	89,072
Scottish & Southern Energy PLC	22,100	501,762
Segro PLC	17,717	92,836
Serco Group PLC	10,881	97,178
Severn Trent PLC	5,287	157,421
Smith & Nephew PLC	20,384	260,704
Smiths Group PLC	8,954	206,021
Standard Chartered PLC (United Kingdom)	54,804	1,317,652
Standard Life PLC	53,830	303,815
Tate & Lyle PLC	10,089	128,039
Tesco PLC	182,193	1,063,931
The Weir Group PLC	4,925	178,072
Travis Perkins PLC	5,437	161,800
TUI Travel PLC	10,099	62,342
Tullow Oil PLC	20,193	305,158
Unilever PLC	29,053	1,178,131
United Utilities Group PLC	15,754	177,956
Vedanta Resources PLC	2,135	36,389
Vodafone Group PLC	1,099,999	4,029,035
Whitbread PLC	4,066	223,812
William Hill PLC	19,335	124,286
WM Morrison Supermarkets PLC	51,075	230,613
TOTAL UNITED KINGDOM		59,764,888
United States of America - 0.0%
Southern Copper Corp.	3,886	108,614
TOTAL COMMON STOCKS (Cost $360,717,887)		401,071,446
Nonconvertible Preferred Stocks - 1.9%

Brazil - 1.2%
AES Tiete SA (PN) (non-vtg.)	2,100	20,529
Banco Bradesco SA (PN)	48,190	694,390
Banco do Estado Rio Grande do Sul SA	3,900	28,116
Bradespar SA (PN)	5,500	65,454
Braskem SA (PN-A)	3,900	34,609
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	6,000	31,899
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	2,700	133,903
Companhia de Bebidas das Americas (AmBev) (PN)	15,500	578,223
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia Energetica de Minas Gerais (CEMIG) (PN)	12,379	$ 110,130
Companhia Energetica de Sao Paulo Series B	4,500	47,065
Companhia Paranaense de Energia-Copel (PN-B)	2,600	36,257
Gerdau SA (PN)	19,200	151,444
Itau Unibanco Holding SA	56,630	874,653
Itausa-Investimentos Itau SA (PN)	63,004	271,399
Klabin SA (PN) (non-vtg.)	11,100	58,963
Lojas Americanas SA (PN)	9,278	68,668
Marcopolo SA (PN)	7,800	20,125
Metalurgica Gerdau SA (PN)	6,700	68,489
Oi SA (PN)	15,848	26,600
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	96,200	877,317
Suzano Papel e Celulose SA	7,900	32,020
Telefonica Brasil SA	6,600	145,452
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	9,600	50,910
Vale SA (PN-A)	41,700	611,297
TOTAL BRAZIL		5,037,912
Chile - 0.0%
Embotelladora Andina SA Class B	5,351	30,179
Sociedad Quimica y Minera de Chile SA (PN-B)	2,172	61,142
TOTAL CHILE		91,321
Colombia - 0.1%
Banco Davivienda SA	2,080	27,281
BanColombia SA (PN)	7,680	107,549
Grupo Aval Acciones y Valores SA	40,186	27,925
Grupo de Inversiones Suramerica SA	1,683	33,440
Inversiones Argos SA	3,020	35,046
TOTAL COLOMBIA		231,241
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,131	94,563
FUCHS PETROLUB AG	736	59,559
Henkel AG & Co. KGaA	3,917	423,869
Porsche Automobil Holding SE (Germany)	3,510	328,786
RWE AG (non-vtg.)	827	28,240
Volkswagen AG	3,266	830,122
TOTAL GERMANY		1,765,139
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	126,377	98,846
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - 0.2%
Hyundai Motor Co.	386	$ 42,009
Hyundai Motor Co. Series 2	977	110,470
LG Chemical Ltd.	249	31,557
Samsung Electronics Co. Ltd.	455	439,017
TOTAL KOREA (SOUTH)		623,053
Russia - 0.0%
AK Transneft OAO (a)	36	91,878
Sberbank (Savings Bank of the Russian Federation)	24,295	62,747
Surgutneftegas	53,392	39,706
TOTAL RUSSIA		194,331
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C	3,565,560	5,717
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,872,346)		8,047,560
Investment Companies - 0.1%

iShares MSCI Canada Index ETF (Cost $203,983)	7,700	226,149
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 12/12/13 to 7/24/14 (e) (Cost $1,299,729)	$ 1,300,000	1,299,806
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	8,998,739	$ 8,998,739
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	974,867	974,867
TOTAL MONEY MARKET FUNDS (Cost $9,973,606)		9,973,606
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $380,067,551)		420,618,567
NET OTHER ASSETS (LIABILITIES) - 0.1%		445,583
NET ASSETS - 100%		$ 421,064,150
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
90 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2013	$ 8,438,850	$ 262,316
54 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2013	2,764,530	47,942
4 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2013	587,810	17,217
TOTAL EQUITY INDEX CONTRACTS		$ 11,791,190	$ 327,475

The face value of futures purchased as a percentage of net assets is 2.8%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $730,825.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,116
Fidelity Securities Lending Cash Central Fund	10,977
Total	$ 21,093
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 43,534,963	$ 29,359,283	$ 14,175,680	$ -
Consumer Staples	41,195,892	23,105,783	18,090,109	-
Energy	38,277,251	21,855,442	16,421,809	-
Financials	110,377,956	77,178,833	33,199,123	-
Health Care	31,427,220	12,960,019	18,467,201	-
Industrials	44,982,214	28,558,587	16,423,627	-
Information Technology	26,065,999	12,354,895	13,711,104	-
Materials	35,542,838	23,753,983	11,788,855	-
Telecommunication Services	23,724,750	10,393,552	13,331,198	-
Utilities	13,989,923	10,852,954	3,136,969	-
Investment Companies	226,149	226,149	-	-
Government Obligations	1,299,806	-	1,299,806	-
Money Market Funds	9,973,606	9,973,606	-	-
Total Investments in Securities:	$ 420,618,567	$ 260,573,086	$ 160,045,481	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 327,475	$ 327,475	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 13,089,285
Level 2 to Level 1	$ 109,328
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 327,475	$ -
Total Value of Derivatives	$ 327,475	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $917,504) - See accompanying schedule: Unaffiliated issuers (cost $370,093,945)	$ 410,644,961
Fidelity Central Funds (cost $9,973,606)	9,973,606
Total Investments (cost $380,067,551)		$ 420,618,567
Foreign currency held at value (cost $338,441)		335,801
Receivable for fund shares sold		745,986
Dividends receivable		703,389
Distributions receivable from Fidelity Central Funds		2,820
Receivable from investment adviser for expense reductions		31,933
Other receivables		276
Total assets		422,438,772

Liabilities
Payable for investments purchased	$ 50,688
Payable for fund shares redeemed	149,976
Accrued management fee	67,103
Payable for daily variation margin for derivative instruments	70,378
Other affiliated payables	20,603
Other payables and accrued expenses	41,007
Collateral on securities loaned, at value	974,867
Total liabilities		1,374,622

Net Assets		$ 421,064,150
Net Assets consist of:
Paid in capital		$ 375,051,451
Undistributed net investment income		5,651,192
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(476,365)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		40,837,872
Net Assets		$ 421,064,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($10,036,963 ÷ 807,030 shares)	$ 12.44

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($281,894,833 ÷ 22,656,480 shares)	$ 12.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,247,978 ÷ 5,321,899 shares)	$ 12.45

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($62,884,376 ÷ 5,049,244 shares)	$ 12.45

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 7,307,766
Interest		1,189
Income from Fidelity Central Funds		21,093
Income before foreign taxes withheld		7,330,048
Less foreign taxes withheld		(593,665)
Total income		6,736,383

Expenses
Management fee	$ 473,089
Transfer agent fees	168,439
Independent trustees' compensation	794
Miscellaneous	435
Total expenses before reductions	642,757
Expense reductions	(236,372)	406,385
Net investment income (loss)		6,329,998
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $134)	(804,968)
Foreign currency transactions	(13,896)
Futures contracts	575,426
Total net realized gain (loss)		(243,438)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $29,697)	36,495,871
Assets and liabilities in foreign currencies	3,524
Futures contracts	330,986
Total change in net unrealized appreciation (depreciation)		36,830,381
Net gain (loss)		36,586,943
Net increase (decrease) in net assets resulting from operations		$ 42,916,941

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,329,998	$ 1,806,475
Net realized gain (loss)	(243,438)	62,786
Change in net unrealized appreciation (depreciation)	36,830,381	3,391,102
Net increase (decrease) in net assets resulting from operations	42,916,941	5,260,363
Distributions to shareholders from net investment income	(1,883,129)	-
Distributions to shareholders from net realized gain	(93,195)	(118,904)
Total distributions	(1,976,324)	(118,904)
Share transactions - net increase (decrease)	265,547,082	74,594,182
Redemption fees	169,944	31,911
Total increase (decrease) in net assets	306,657,643	79,767,552

Net Assets
Beginning of period	114,406,507	34,638,955
End of period (including undistributed net investment income of $5,651,192 and undistributed net investment income of $1,461,512, respectively)	$ 421,064,150	$ 114,406,507

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended October 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.29	.29	.03
Net realized and unrealized gain (loss)	1.76	.18	.06
Total from investment operations	2.05	.47	.09
Distributions from net investment income	(.15)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.16)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 12.44	$ 10.54	$ 10.09
Total Return B,C	19.79%	4.81%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.34%	.34%	.34% A
Expenses net of fee waivers, if any	.23%	.24%	.24% A
Expenses net of all reductions	.23%	.24%	.24% A
Net investment income (loss)	2.59%	2.88%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,037	$ 25,552	$ 1,790
Portfolio turnover rate F	6%	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended October 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.30	.30	.03
Net realized and unrealized gain (loss)	1.76	.17	.06
Total from investment operations	2.06	.47	.09
Distributions from net investment income	(.16)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.17)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 12.44	$ 10.54	$ 10.09
Total Return B,C	19.88%	4.81%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.28%	.28%	.28% A
Expenses net of fee waivers, if any	.18%	.18%	.18% A
Expenses net of all reductions	.18%	.18%	.18% A
Net investment income (loss)	2.64%	2.94%	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,895	$ 67,539	$ 17,715
Portfolio turnover rate F	6%	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.31	.30	.03
Net realized and unrealized gain (loss)	1.76	.18	.06
Total from investment operations	2.07	.48	.09
Distributions from net investment income	(.17)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.18)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 12.45	$ 10.55	$ 10.09
Total Return B,C	19.94%	4.91%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.23%	.23%	.23% A
Expenses net of fee waivers, if any	.13%	.13%	.13% A
Expenses net of all reductions	.13%	.13%	.13% A
Net investment income (loss)	2.69%	2.99%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,248	$ 21,199	$ 7,567
Portfolio turnover rate F	6%	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended October 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.32	.30	.03
Net realized and unrealized gain (loss)	1.74	.19	.06
Total from investment operations	2.06	.49	.09
Distributions from net investment income	(.17)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.18)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 12.45	$ 10.56	$ 10.09
Total Return B,C	19.87%	5.01%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.19%	.20%	.20% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income (loss)	2.72%	3.03%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,884	$ 117	$ 7,568
Portfolio turnover rate F	6%	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$ 216,885,822	$ 23,877,426	$ (13,851,485)	$ 10,025,941
Spartan Global ex U.S. Index Fund	381,063,790	50,523,554	(10,968,777)	39,554,777

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Spartan Emerging Markets Index Fund	$ 4,171,244	$ -	$ (7,529,925)	$ 10,022,343
Spartan Global ex U.S. Index Fund	6,179,449	315,618	-	39,558,640

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
	Short-term	Long-term	Total no expiration
Spartan Emerging Markets Index Fund	$ (6,667,705)	$ (862,220)	$ (7,529,925)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

October 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Spartan Emerging Markets Index Fund	$ 2,105,350	$ -	$ 2,105,350
Spartan Global ex U.S. Index Fund	1,953,025	23,299	1,976,324
October 31, 2012
	Long-term Capital Gains	Total
Spartan Emerging Markets Index Fund	$ 144,849	$ 144,849
Spartan Global ex U.S. Index Fund	118,904	118,904

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the net asset value of shares redeemed from Spartan Emerging Markets Index and Spartan Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$ 900,536	$ 117,537
Swaps	340,068	168,555
Totals (a)	$ 1,240,604	$ 286,092
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$ 575,426	$ 330,986
Totals (a)	$ 575,426	$ 330,986

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Funds entered into total return swaps to manage their market exposure.

5. Purchases and Sales of Investments.

Purchases and sales of securities including in-kind transactions, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	191,153,591	57,511,537
Spartan Global ex U.S. Index Fund	278,784,517	14,543,198

Securities received in-kind through subscriptions are noted in the table below.

Total value of securities Received
Spartan Global ex U.S. Index Fund	$ 36,573,220

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Emerging Markets Index Fund	Amount
Investor Class	$ 54,773
Fidelity Advantage Class	154,366
Institutional Class	175
$ 209,314
Spartan Global ex U.S. Index Fund
Investor Class	$ 14,887
Fidelity Advantage Class	140,287
Institutional Class	13,265
$ 168,439

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Emerging Markets Index Fund	Borrower	$ 15,322,000.31%		$ 670

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund	$ 358
Spartan Global ex U.S. Index Fund	435

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

Spartan Emerging Markets Index Fund	$ 146
Spartan Global ex U.S. Index Fund	10,977

Annual Report

9. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Emerging Markets Index Fund
Investor Class	.33% / .31%*	$ 38,405
Fidelity Advantage Class	.22% / .20%*	227,827
Institutional Class	.15% / .13%*	855
Fidelity Advantage Institutional Class	.12% / .10%*	3,194
Spartan Global ex U.S. Index Fund
Investor Class	.24% / .22%*	11,710
Fidelity Advantage Class	.18%	173,684
Institutional Class	.13%	44,268
Fidelity Advantage Institutional Class	.10%	6,113

* Expense limitation effective January 1, 2013.

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Spartan Emerging Markets Index Fund	$ 786
Spartan Global ex U.S. Index Fund	588

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Emerging Markets Index Fund	$ 29
Spartan Global ex U.S. Index Fund	9

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
Spartan Emerging Markets Index Fund
From net investment income
Investor Class	$ 596,789	$ -
Fidelity Advantage Class	803,258	-
Institutional Class	9,000	-
Fidelity Advantage Institutional Class	1,234	-
Total	$ 1,410,281	$ -
From net realized gain
Investor Class	$ 313,070	$ 75,627
Fidelity Advantage Class	377,504	39,940
Institutional Class	3,966	14,631
Fidelity Advantage Institutional Class	529	14,651
Total	$ 695,069	$ 144,849
Spartan Global ex U.S. Index Fund
From net investment income
Investor Class	$ 416,574	$ -
Fidelity Advantage Class	1,114,795	-
Institutional Class	349,844	-
Fidelity Advantage Institutional Class	1,916	-
Total	$ 1,883,129	$ -
From net realized gain
Investor Class	$ 21,640	$ 10,086
Fidelity Advantage Class	54,936	61,496
Institutional Class	16,531	23,661
Fidelity Advantage Institutional Class	88	23,661
Total	$ 93,195	$ 118,904

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	5,062,409	8,985,035	$ 51,516,941	$ 84,541,058
Reinvestment of distributions	82,497	8,161	824,144	74,427
Shares redeemed	(8,686,974)	(5,916,245)	(87,732,120)	(56,375,691)
Net increase (decrease)	(3,542,068)	3,076,951	$ (35,391,035)	$ 28,239,794

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Fidelity Advantage Class
Shares sold	24,217,181	5,877,822	$ 238,491,795	$ 56,396,023
Reinvestment of distributions	111,290	4,293	1,111,792	39,151
Shares redeemed	(8,707,952)	(1,692,005)	(84,458,854)	(15,835,888)
Net increase (decrease)	15,620,519	4,190,110	$ 155,144,733	$ 40,599,286
Institutional Class
Shares sold	53,539	62,685	$ 528,823	$ 593,633
Reinvestment of distributions	1,297	1,604	12,966	14,631
Shares redeemed	(60,597)	(511,428)	(586,567)	(4,773,271)
Net increase (decrease)	(5,761)	(447,139)	$ (44,778)	$ (4,165,007)
Fidelity Advantage Institutional Class
Shares sold	815,606	7,902	$ 7,380,534	$ 78,409
Reinvestment of distributions	176	1,606	1,763	14,651
Shares redeemed	(90,970)	(501,374)	(868,609)	(4,675,011)
Net increase (decrease)	724,812	(491,866)	$ 6,513,688	$ (4,581,951)
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	1,801,296	2,777,466	$ 20,127,243	$ 28,058,197
Reinvestment of distributions	37,086	952	401,269	9,239
Shares redeemed	(3,456,497)	(530,683)	(38,972,386)	(5,392,759)
Net increase (decrease)	(1,618,115)	2,247,735	$ (18,443,874)	$ 22,674,677
Fidelity Advantage Class
Shares sold	18,744,389	6,694,107	$ 214,525,504	$ 68,329,114
Reinvestment of distributions	104,604	6,228	1,131,814	60,478
Shares redeemed	(2,597,969)	(2,050,736)	(29,841,950)	(20,469,188)
Net increase (decrease)	16,251,024	4,649,599	$ 185,815,368	$ 47,920,404
Institutional Class
Shares sold	6,166,157	2,541,317	$ 69,861,478	$ 24,281,272
Reinvestment of distributions	33,861	2,437	366,375	23,661
Shares redeemed	(2,887,399)	(1,284,475)	(32,632,011)	(12,955,759)
Net increase (decrease)	3,312,619	1,259,279	$ 37,595,842	$ 11,349,174
Fidelity Advantage Institutional Class
Shares sold	5,098,656	-	$ 61,312,872	$ -
Reinvestment of distributions	185	2,437	2,004	23,661
Shares redeemed	(60,641)	(741,394)	(735,130)	(7,373,734)
Net increase (decrease)	5,038,200	(738,957)	$ 60,579,746	$ (7,350,073)

Annual Report

Notes to Financial Statements - continued

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund as of October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 394 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Emerging Markets Index Fund
Institutional Class	12/16/13	12/13/13	$0.20102	$0.00
Fidelity Advantage Institutional Class	12/16/13	12/13/13	$0.20402	$0.00
Spartan Global ex U.S. Index Fund
Institutional Class	12/16/13	12/13/13	$0.19431	$0.026
Fidelity Advantage Institutional Class	12/16/13	12/13/13	$0.19809	$0.026

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Global ex U.S. Index Fund	$315,618

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Spartan Emerging Markets Index Fund
Institutional Class	54%
Fidelity Advantage Institutional Class	53%
Spartan Global ex U.S. Index Fund
Institutional Class	93%
Fidelity Advantage Institutional Class	91%

Annual Report

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan Emerging Markets Index Fund
Institutional Class	12/17/12	$0.179	$0.028
Fidelity Advantage Institutional Class	12/17/12	$0.182	$0.028
	Pay Date	Income	Taxes
Spartan Global ex U.S. Index Fund
Institutional Class	12/17/12	$0.122	$0.0136
Fidelity Advantage Institutional Class	12/17/12	$0.125	$0.0136

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Emerging Markets Index Fund

Spartan Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode Capital Management, LLC's investment staff, including its size, education, experience, and resources, as well as the Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Emerging Markets Index Fund

Annual Report

Spartan Global ex U.S. Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. Although the fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Emerging Markets Index Fund ranked below its competitive median for 2012 and the total expense ratio of Investor Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios.

The Board considered that current contractual arrangements for Spartan Emerging Markets Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.35%; Fidelity Advantage Institutional Class: 0.25%; Institutional Class: 0.28%; and Investor Class: 0.46%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.20%, 0.10%, 0.13%, and 0.31% through December 31, 2013.

The Board noted that the total expense ratio of Investor Class of Spartan Emerging Markets Index Fund ranked above its competitive median for 2012. The Board also considered that, effective January 1, 2013, FMR voluntarily agreed to reimburse Investor Class to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.13%. The Board considered that, if the 0.13% voluntary expense reimbursement had been in effect for 2012, the class's total expense ratio would have ranked below the median.

The Board noted that the total expense ratio of each class of Spartan Global ex U.S. Index Fund ranked below its competitive median for the period.

Annual Report

The Board considered that current contractual arrangements for Spartan Global ex U.S. Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.28%; Fidelity Advantage Institutional Class: 0.20%; Institutional Class: 0.23%; and Investor Class: 0.34%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.18%, 0.10%, 0.13%, and 0.22% through December 31, 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Investor Class of Spartan Emerging Markets Index Fund was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EMX-I-GUX-I-UANN-1213
1.929367.102

Item 2. Code of Ethics

As of the end of the period, October 31, 2013, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Series Global ex U.S. Index Fund, Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the "Funds"):

Services Billed by Deloitte Entities

October 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Global ex U.S. Index Fund	$44,000	$-	$5,800	$700
Spartan Emerging Markets Index Fund	$45,000	$-	$6,900	$500
Spartan Global ex U.S. Index Fund	$46,000	$-	$5,800	$500

October 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Global ex U.S. Index Fund	$40,000	$-	$5,700	$500
Spartan Emerging Markets Index Fund	$43,000	$-	$6,700	$400
Spartan Global ex U.S. Index Fund	$44,000	$-	$5,700	$400

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	October 31, 2013A	October 31, 2012A
Audit-Related Fees	$1,010,000	$720,000
Tax Fees	$-	$-
All Other Fees	$800,000	$1,305,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2013 A	October 31, 2012 A
Deloitte Entities	$1,940,000	$2,085,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013